UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2021

Date of reporting period: February 28, 2021

Item 1 – Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares MSCI Argentina and Global Exposure ETF|AGT | Cboe BZX

🌑	iShares MSCI Brazil Small-Cap ETF | EWZS | NASDAQ

🌑	iShares MSCI China ETF | MCHI | NASDAQ

🌑	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca

🌑	iShares MSCI Indonesia ETF | EIDO | NYSE Arca

🌑	iShares MSCI Peru ETF | EPU | NYSE Arca

🌑	iShares MSCI Philippines ETF | EPHE | NYSE Arca

🌑	iShares MSCI Poland ETF | EPOL | NYSE Arca

🌑	iShares MSCI Qatar ETF | QAT | NASDAQ

🌑	iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca

🌑	iShares MSCI UAE ETF | UAE | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Argentina and Global Exposure ETF

Investment Objective

The iShares MSCI Argentina and Global Exposure ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Argentina, as represented by the MSCI All Argentina 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	14.72%	28.63%	0.98%	28.63%	3.82%
Fund Market	14.27	26.39	0.86	26.39	3.36
Index	14.90	28.76	0.90	28.76	3.49

The inception date of the Fund was 4/25/17. The first day of secondary market trading was 4/27/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,147.20	$ 1.28		$ 1,000.00	$ 1,023.60	$ 1.20		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	27.3%
Information Technology	19.9
Consumer Staples	18.7
Materials	10.2
Financials	8.7
Energy	5.5
Utilities	4.7
Communication Services	2.6
Real Estate	1.7
Industrials	0.7

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Argentina	56.4%
United States	20.8
Chile	14.3
Canada	8.5

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Brazil Small-Cap ETF

Investment Objective

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	10.73%	(15.46)%	21.19%	(3.21)%	(15.46)%	161.44%	(27.84)%
Fund Market	10.16	(15.66)	21.34	(3.50)	(15.66)	163.00	(29.94)
Index	11.16	(14.95)	21.90	(2.72)	(14.95)	169.22	(24.11)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,107.30	$ 2.98		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	20.5%
Utilities	17.0
Industrials	15.8
Consumer Staples	10.8
Materials	7.6
Real Estate	7.4
Information Technology	7.0
Health Care	5.5
Financials	4.5
Energy	3.5
Communication Services	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Cia Brasileira de Distribuicao	4.2%
Locaweb Servicos de Internet SA	3.9
Eneva SA	3.6
Azul SA	3.5
Petro Rio SA	3.2
Embraer SA	2.7
YDUQS Participacoes SA	2.6
Metalurgica Gerdau SA (Preferred)	2.6
Cia. de Locacao das Americas	2.5
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2.3

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI China ETF

Investment Objective

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	14.76%	42.38%	19.60%	7.71%	42.38%	144.75%	109.05%
Fund Market	16.03	41.99	19.61	7.79	41.99	144.80	110.61
Index	14.93	43.14	20.28	8.29	43.14	151.79	120.34

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,147.60	$ 3.04		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Discretionary	35.1%
Communication Services	21.4
Financials	13.4
Health Care	6.4
Information Technology	6.0
Industrials	4.4
Consumer Staples	4.3
Real Estate	3.7
Materials	2.4
Utilities	1.8
Energy	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	15.1%
Alibaba Group Holding Ltd.	13.8
Meituan, Class B	4.9
JD.com Inc.	2.5
China Construction Bank Corp., Class H	2.4
Baidu Inc.	2.4
Ping An Insurance Group Co. of China Ltd., Class H	2.3
Pinduoduo Inc.	2.1
NIO Inc.	1.8
Xiaomi Corp., Class B	1.4

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI China Small-Cap ETF

Investment Objective

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV(a)	33.90%	55.87%	13.40%	4.87%	55.87%	87.62%	60.97%
Fund Market	33.54	54.51	13.17	4.76	54.51	85.65	59.15
Index	34.08	56.87	12.46	4.19	56.87	79.84	50.72

(a)

For financial reporting purposes, the market value of a certain investment was adjusted as of the report date. Accordingly, the net asset value (“NAV”) per share presented herein is different than the information previously published as of February 26, 2021.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,327.50	$ 3.29		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Consumer Discretionary	20.8%
Real Estate	16.8
Information Technology	14.4
Health Care	10.8
Industrials	10.5
Materials	8.2
Communication Services	5.4
Financials	5.0
Consumer Staples	3.5
Utilities	3.3
Energy	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

GCL-Poly Energy Holdings Ltd.	6.9%
HengTen Networks Group Ltd.	3.5
Chinasoft International Ltd.	2.0
JinkoSolar Holding Co. Ltd.	1.6
Lifetech Scientific Corp.	1.5
COFCO Joycome Foods Ltd.	1.4
MMG Ltd.	1.3
360 DigiTech Inc.	1.3
Tianneng Power International Ltd.	1.1
Tianli Education International Holdings Ltd.	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Indonesia ETF

Investment Objective

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	18.76%	9.99%	2.19%	(0.18)%	9.99%	11.46%	(1.75)%
Fund Market	17.39	7.29	1.78	(0.34)	7.29	9.24	(3.38)
Index	19.76	10.45	2.80	0.34	10.45	14.78	3.45

Index performance through May 28, 2019 reflects the performance of MSCI Indonesia Investable Market Index. Index performance beginning on May 29, 2019 reflects the performance of the MSCI Indonesia IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,187.60	$ 3.09		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	41.0%
Communication Services	14.4
Materials	11.6
Consumer Staples	11.5
Consumer Discretionary	7.3
Energy	4.4
Real Estate	3.9
Industrials	2.3
Health Care	2.0
Utilities	1.1
Information Technology	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Bank Central Asia Tbk PT	17.5%
Bank Rakyat Indonesia Persero Tbk PT	13.5
Telkom Indonesia Persero Tbk PT	8.4
Astra International Tbk PT	5.0
Bank Mandiri Persero Tbk PT	4.4
Unilever Indonesia Tbk PT	3.2
Charoen Pokphand Indonesia Tbk PT	2.8
Bank Negara Indonesia Persero Tbk PT	2.7
Indah Kiat Pulp & Paper Corp. Tbk PT	2.2
Kalbe Farma Tbk PT	2.0

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Peru ETF

Investment Objective

The iShares MSCI Peru ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	18.02%	21.18%	13.66%	(0.37)%	21.18%	89.68%	(3.63)%
Fund Market	18.36	22.00	13.56	(0.32)	22.00	88.88	(3.20)
Index	18.40	21.80	14.36	0.18	21.80	95.56	1.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,180.20	$ 3.08		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Materials	50.3%
Financials	26.7
Consumer Staples	7.5
Industrials	5.3
Consumer Discretionary	3.3
Utilities	3.1
Real Estate	2.5
Energy	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Credicorp Ltd.	22.4%
Southern Copper Corp.	21.0
Cia. de Minas Buenaventura SAA	4.8
Hochschild Mining PLC	4.4
Alicorp SAA	4.1
Sociedad Minera Cerro Verde SAA	3.4
Ferreycorp SAA	3.2
Luz del Sur SAA	3.1
Volcan Cia. Minera SAA, Class B	3.0
InRetail Peru Corp.	2.7

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021	iShares® MSCI Philippines ETF

Investment Objective

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	15.20%	4.09%	(0.47)%	4.42%	4.09%	(2.33)%	54.05%
Fund Market	13.96	3.67	(0.92)	3.98	3.67	(4.52)	47.68
Index(a)	15.60	5.00	0.22	5.11	5.00	1.12	64.68
MSCI Philippines Investable Market Index (IMI)	16.12	5.47	0.31	5.16	5.47	1.57	65.42
MSCI Philippines IMI 25/50 Index(b)	16.97	6.17	N/A	N/A	6.17	N/A	N/A

(a)

Index performance through November 30, 2020 reflects the performance of the MSCI Philippines Investable Market Index (IMI). Index performance beginning on December 1, 2020 reflects the performance of the MSCI Philippines IMI 25/50 Index, which, effective as of December 1, 2020, replaced the MSCI Philippines Investable Market Index (IMI) as the underlying index of the fund.

(b)	The inception date of the MSCI Philippines IMI 25/50 Index was July 20, 2016.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,152.00	$ 3.04		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	31.4%
Real Estate	25.7
Financials	16.5
Consumer Discretionary	6.5
Communication Services	6.4
Utilities	5.9
Consumer Staples	5.2
Energy	1.5
Materials	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

SM Prime Holdings Inc.	11.3%
Ayala Land Inc.	9.7
SM Investments Corp.	7.3
Ayala Corp.	6.2
JG Summit Holdings Inc.	5.6
Bank of the Philippine Islands	4.8
BDO Unibank Inc.	4.5
International Container Terminal Services Inc.	4.3
PLDT Inc.	3.7
Metropolitan Bank & Trust Co.	3.5

(a)	Excludes money market funds.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Poland ETF

Investment Objective

The iShares MSCI Poland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	3.99%	13.80%	3.54%	(3.21)%	13.80%	19.02%	(27.86)%
Fund Market	3.46	10.81	3.37	(3.32)	10.81	18.01	(28.66)
Index	4.37	14.47	3.69	(2.94)	14.47	19.84	(25.80)

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,039.90	$ 2.88		$ 1,000.00	$ 1,022.00	$ 2.86		0.57%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	31.9%
Consumer Discretionary	14.1
Communication Services	13.6
Materials	13.0
Energy	11.1
Consumer Staples	5.3
Utilities	5.2
Industrials	2.2
Information Technology	2.0
Health Care	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

KGHM Polska Miedz SA	10.3%
Powszechna Kasa Oszczednosci Bank Polski SA	10.3
Powszechny Zaklad Ubezpieczen SA	6.6
CD Projekt SA	6.3
Allegro.eu SA	6.2
Dino Polska SA	4.6
Polskie Gornictwo Naftowe i Gazownictwo SA	4.5
Polski Koncern Naftowy ORLEN SA	4.5
LPP SA	4.5
Bank Polska Kasa Opieki SA	4.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of February 28, 2021	iShares® MSCI Qatar ETF

Investment Objective

The iShares MSCI Qatar ETF (the “Fund”) seeks to track the investment results of an index composed of Qatar equities, as represented by the MSCI All Qatar Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.21%	13.50%	3.19%	(1.02)%	13.50%	17.01%	(6.75)%
Fund Market	2.80	17.46	3.02	(1.04)	17.46	16.03	(6.87)
Index	3.03	15.02	4.09	(0.27)	15.02	22.18	(1.84)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,022.10	$ 2.91		$ 1,000.00	$ 1,021.90	$ 2.91		0.58%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	49.7%
Industrials	14.4
Energy	9.0
Real Estate	7.6
Materials	6.3
Communication Services	5.0
Utilities	4.3
Consumer Staples	2.5
Health Care	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Qatar National Bank QPSC	23.4%
Industries Qatar QSC	8.4
Qatar Islamic Bank SAQ	7.2
Masraf Al Rayan QSC	6.2
Qatar Electricity & Water Co. QSC	4.4
Qatar Gas Transport Co. Ltd.	3.9
Commercial Bank PSQC (The)	3.9
Qatar Fuel QSC	3.8
Mesaieed Petrochemical Holding Co.	3.6
Ooredoo QPSC	3.3

(a)	Excludes money market funds.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Saudi Arabia ETF

Investment Objective

The iShares MSCI Saudi Arabia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Saudi Arabian equities, as represented by the MSCI Saudi Arabia IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	14.91%	20.94%	11.96%	7.60%	20.94%	75.93%	49.08%
Fund Market	11.67	20.44	10.86	7.13	20.44	67.48	45.63
Index	15.39	21.46	12.76	8.37	21.46	82.31	55.04

The inception date of the Fund was 9/16/15. The first day of secondary market trading was 9/17/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,149.10	$ 3.94		$ 1,000.00	$ 1,021.10	$ 3.71		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	38.9%
Materials	23.8
Communication Services	10.0
Energy	8.4
Consumer Staples	5.1
Consumer Discretionary	4.0
Health Care	3.5
Utilities	2.6
Real Estate	2.0
Industrials	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Al Rajhi Bank	11.8%
Saudi Basic Industries Corp.	10.1
Saudi Arabian Oil Co.	7.6
Saudi Telecom Co.	7.2
National Commercial Bank	7.0
Samba Financial Group	4.2
Riyad Bank	3.3
Saudi Arabian Mining Co.	2.9
Saudi British Bank (The)	2.5
Saudi Electricity Co.	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of February 28, 2021	iShares® MSCI UAE ETF

Investment Objective

The iShares MSCI UAE ETF (the “Fund”) seeks to track the investment results of an index composed of UAE equities, as represented by the MSCI All UAE Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.85%	8.82%	(0.29)%	(5.73)%	8.82%	(1.45)%	(33.18)%
Fund Market	19.24	10.90	(0.11)	(5.64)	10.90	(0.52)	(32.78)
Index	20.15	12.14	0.58	(5.02)	12.14	2.93	(29.70)

The inception date of the Fund was 4/29/14. The first day of secondary market trading was 5/1/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,168.50	$ 3.12		$ 1,000.00	$ 1,021.90	$ 2.91		0.58%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	52.2%
Communication Services	15.0
Real Estate	14.5
Industrials	10.2
Energy	4.7
Consumer Staples	3.0
Other (each representing less than 1%)	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

First Abu Dhabi Bank PJSC	17.9%
Emirates Telecommunications Group Co. PJSC	15.0
Emirates NBD Bank PJSC	11.9
Abu Dhabi Islamic Bank PJSC	4.7
Aldar Properties PJSC	4.6
Dubai Islamic Bank PJSC	4.4
Abu Dhabi Commercial Bank PJSC	4.3
Emaar Properties PJSC	4.1
Dubai Investments PJSC	3.2
Air Arabia PJSC	3.1

(a)	Excludes money market funds.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 56.2%
Adecoagro SA(a)	40,184	$331,518
Arcos Dorados Holdings Inc., Class A	48,077	253,366
Banco BBVA Argentina SA, ADR(a)(b)	27,002	73,175
Banco Macro SA, ADR(a)	16,612	225,259
Central Puerto SA, ADR(a)	37,177	81,789
Corp. America Airports SA(a)(b)	12,090	53,075
Cresud SACIF y A, ADR(a)(b)	12,318	62,452
Despegar.com Corp.(a)	19,733	234,823
Empresa Distribuidora y Comercializadora Norte, ADR(a)	8,353	32,827
Globant SA(a)	6,961	1,494,666
Grupo Financiero Galicia SA, ADR	41,111	306,277
Grupo Supervielle SA, ADR(b)	23,874	45,122
IRSA Inversiones y Representaciones SA, ADR(a)(b)	8,744	36,288
IRSA Propiedades Comerciales SA, ADR	2,380	26,180
Loma Negra Cia Industrial Argentina SA, ADR	22,516	124,063
Pampa Energia SA, ADR(a)	17,561	234,088
Telecom Argentina SA, ADR	33,217	197,973
Transportadora de Gas del Sur SA, Class B, ADR(a)	26,475	124,433
YPF SA, ADR(a)	66,853	289,474

		4,226,848

Canada — 8.4%
SSR Mining Inc.(a)	22,476	320,807
Yamana Gold Inc.	79,104	316,166

		636,973

Chile — 9.7%
Cencosud SA	189,106	370,670
Cia. Cervecerias Unidas SA	41,964	362,384

		733,054

United States — 20.7%
MercadoLibre Inc.(a)	950	1,556,204

Total Common Stocks — 95.0% (Cost: $9,858,203)		7,153,079

Security	Shares	Value

Preferred Stocks

Chile — 4.5%
Embotelladora Andina SA, Class B, Preference Shares	125,043	$338,419

Total Preferred Stocks — 4.5% (Cost: $305,036)		338,419

Rights

Argentina — 0.0%
Cresud S.A., ADR (Expires 03/02/21)(a)	11,699	0	(c)

Total Rights — 0.0% (Cost: $0)		0	(c)

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	161,518	161,615

Total Short-Term Investments — 2.2% (Cost: $161,593)		161,615

Total Investments in Securities — 101.7% (Cost: $10,324,832)		7,653,113

Other Assets, Less Liabilities — (1.7)%		(127,463)

Net Assets — 100.0%		$7,525,650

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$335,147	$—	$(173,419	)(a)	$(107)	$(6)	$161,615	161,518	$1,177	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	—		—	—	—	—	3		—

					$(107)	$(6)	$161,615		$1,180		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$7,153,079	$—		$—	$7,153,079
Preferred Stocks	338,419	—		—	338,419
Rights	—	0	(a)	—	0	(a)
Money Market Funds	161,615	—		—	161,615

	$7,653,113	$—		$—	$7,653,113

(a)	Rounds to less than $1.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Embraer SA(a)	1,274,000	$2,795,780

Auto Components — 0.6%
Mahle-Metal Leve SA	70,000	222,571
Tupy SA(a)	112,000	427,055

		649,626
Banks — 0.0%
Banco ABC Brasil SA(a)	3,684	10,087

Commercial Services & Supplies — 0.3%
Ambipar Participacoes e Empreendimentos S/A(a)	85,300	353,411

Diversified Consumer Services — 5.8%
Anima Holding SA(a)	546,000	909,175
Cogna Educacao(a)	3,388,000	2,273,642
Ser Educacional SA(b)	98,053	216,232
YDUQS Participacoes SA	504,037	2,724,109

		6,123,158
Electric Utilities — 6.8%
Alupar Investimento SA	266,000	1,130,717
EDP - Energias do Brasil SA	546,000	1,764,466
Light SA(a)	644,000	2,127,388
Transmissora Alianca de Energia Eletrica SA	392,000	2,148,841

		7,171,412
Food & Staples Retailing — 4.2%
Cia Brasileira de Distribuicao	292,000	4,348,786

Food Products — 6.6%
Camil Alimentos SA	196,000	366,815
M. Dias Branco SA	154,000	791,132
Marfrig Global Foods SA(a)	700,000	1,745,902
Minerva SA	546,000	950,324
Sao Martinho SA	322,000	1,803,831
SLC Agricola SA	168,000	1,235,345

		6,893,349
Health Care Providers & Services — 5.4%
Alliar Medicos A Frente SA	98,000	158,437
Fleury SA	367,200	1,767,789
Instituto Hermes Pardini SA	98,000	351,693
Odontoprev SA	476,000	1,112,906
Qualicorp Consultoria e Corretora de Seguros SA	406,000	2,301,350

		5,692,175
Hotels, Restaurants & Leisure — 1.4%
BK Brasil Operacao e Assessoria a Restaurantes SA	392,000	621,089
CVC Brasil Operadora e Agencia de Viagens SA(a)	294,071	872,232

		1,493,321
Household Durables — 6.0%
Construtora Tenda SA	126,064	577,948
Cyrela Brazil Realty SA Empreendimentos e Participacoes	546,008	2,429,728
Even Construtora e Incorporadora SA	196,000	351,341
Ez Tec Empreendimentos e Participacoes SA	182,076	1,029,130
MRV Engenharia e Participacoes SA	560,000	1,690,134
Trisul SA	154,000	258,645

		6,336,926
Independent Power and Renewable Electricity Producers — 5.9%
AES Tiete Energia SA	280,048	773,856
Eneva SA(a)	310,200	3,784,929

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Omega Geracao SA(a)	226,500	$1,606,579

		6,165,364
Insurance — 1.9%
IRB Brasil Resseguros S/A(a)	1,708,000	1,838,850
Wiz Solucoes e Corretagem de Seguros SA	126,000	141,531

		1,980,381
IT Services — 5.2%
Cielo SA	2,212,000	1,428,877
Locaweb Servicos de Internet SA(b)	784,000	4,048,684

		5,477,561
Machinery — 0.5%
Iochpe Maxion SA	210,007	474,424

Media — 0.4%
Smiles Fidelidade SA	117,351	441,773

Multiline Retail — 0.2%
Marisa Lojas SA(a)	238,000	216,517

Oil, Gas & Consumable Fuels — 3.5%
Enauta Participacoes SA	140,000	326,320
Petro Rio SA(a)	222,100	3,332,068

		3,658,388

Paper & Forest Products — 1.8%
Duratex SA	560,000	1,849,903

Real Estate Management & Development — 7.4%
Aliansce Sonae Shopping Centers SA(a)	242,071	1,017,706
BR Malls Participacoes SA(a)	1,414,000	2,118,571
BR Properties SA	406,000	593,004
Iguatemi Empresa de Shopping Centers SA	154,007	871,860
Jereissati Participacoes SA	70,000	276,455
JHSF Participacoes SA	504,000	586,020
LOG Commercial Properties e Participacoes SA	84,092	479,832
Multiplan Empreendimentos Imobiliarios SA	504,000	1,779,765

		7,723,213
Road & Rail — 4.9%
Cia. de Locacao das Americas	602,000	2,577,353
Cosan Logistica SA(a)	252,084	920,937
Movida Participacoes SA	238,000	755,888
SIMPAR SA	112,076	755,144
Tegma Gestao Logistica SA	42,000	162,256

		5,171,578

Software — 1.7%
Linx SA	252,000	1,748,113

Specialty Retail — 1.9%
C&A Modas Ltda(a)	196,000	387,565
Grupo SBF SA(a)	168,000	674,044
Lojas Quero Quero S/A	322,000	969,516

		2,031,125
Textiles, Apparel & Luxury Goods — 4.3%
Arezzo Industria e Comercio SA	84,080	1,075,997
Cia. Hering	266,000	711,173
Grendene SA	588,000	750,160
GRUPO DE MODA SOMA SA(a)	350,000	842,178
Guararapes Confeccoes SA	182,060	401,816
Vivara Participacoes SA	168,000	715,945

		4,497,269

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Brazil Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 1.5%
EcoRodovias Infraestrutura e Logistica SA(a)	350,000	$692,709
Santos Brasil Participacoes SA	854,000	887,245

		1,579,954

Water Utilities — 2.0%
Cia. de Saneamento de Minas Gerais-COPASA	336,014	870,023
Cia. de Saneamento do Parana	336,065	1,193,373

		2,063,396

Total Common Stocks — 82.9% (Cost: $82,779,735)		86,946,990

Preferred Stocks

Airlines — 4.6%
Azul SA, Preference Shares, NVS(a)	504,096	3,672,369
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	294,000	1,141,067

		4,813,436

Banks — 2.6%
Banco ABC Brasil SA, Preference Shares, NVS	154,042	424,558
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	364,000	825,573
Banco Pan SA, Preference Shares, NVS	588,000	1,465,503

		2,715,634

Chemicals — 0.8%
Unipar Carbocloro SA, Preference Shares, NVS	84,033	856,306

Electric Utilities — 0.2%
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	28,000	252,063

Independent Power and Renewable Electricity Producers — 1.6%
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	336,000	1,644,715

Machinery — 1.2%
Marcopolo SA, Preference Shares, NVS	953,814	429,580

Security	Shares	Value

Machinery (continued)
Randon SA Implementos e Participacoes, Preference Shares, NVS	336,050	$786,301

		1,215,881

Metals & Mining — 5.0%
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	70,000	328,581
Metalurgica Gerdau SA, Preference Shares, NVS	1,302,000	2,705,369
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	742,000	2,162,206

		5,196,156

Water Utilities — 0.3%
Cia. de Saneamento do Parana, Preference Shares, NVS	490,000	348,175

Total Preferred Stocks — 16.3% (Cost: $13,399,888)		17,042,366

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.2% (Cost: $96,199,623)		104,009,356

Other Assets, Less Liabilities — 0.8%		860,658

Net Assets — 100.0%		$104,870,014

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$—	$(130,000	)(a)	$—	$—	$20,000	20,000	$302	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Brazil Small-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Brazil Index	14	03/19/21	$618	$(52,909)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$52,909

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$126,681

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(32,804)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$789,133

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$86,946,990	$—	$—	$86,946,990
Preferred Stocks	17,042,366	—	—	17,042,366
Money Market Funds	20,000	—	—	20,000

	$104,009,356	$—	$—	$104,009,356

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(52,909)	$—	$—	$(52,909)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
AECC Aviation Power Co. Ltd., Class A	308,076	$2,861,179
AVIC Shenyang Aircraft Co. Ltd., Class A	149,699	1,873,591
AVIC Xi’an Aircraft Industry Group Co. Ltd., Class A	423,545	2,070,059
AviChina Industry & Technology Co. Ltd., Class H	5,390,000	3,647,831
China Avionics Systems Co. Ltd., Class A	301,267	793,634

		11,246,294
Air Freight & Logistics — 0.6%
SF Holding Co. Ltd., Class A	523,883	8,485,808
Yunda Holding Co. Ltd., Class A	346,513	897,853
ZTO Express Cayman Inc., ADR	833,910	28,136,123

		37,519,784
Airlines — 0.1%
Air China Ltd., Class A	693,089	865,312
Air China Ltd., Class H	3,850,000	3,176,342
China Eastern Airlines Corp. Ltd., Class A	1,155,096	841,386
China Southern Airlines Co. Ltd., Class A(a)	1,347,588	1,262,353
China Southern Airlines Co. Ltd., Class H(a)	3,080,000	2,104,327
Spring Airlines Co. Ltd., Class A	115,585	1,098,796

		9,348,516
Auto Components — 0.3%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	34,195	1,008,248
Fuyao Glass Industry Group Co. Ltd., Class A	308,598	2,255,008
Fuyao Glass Industry Group Co. Ltd., Class H	924,000	5,669,771
Huayu Automotive Systems Co. Ltd., Class A	423,572	1,686,483
Minth Group Ltd.	1,540,000	6,769,580
Ningbo Joyson Electronic Corp., Class A	231,000	766,453
Shandong Linglong Tyre Co. Ltd., Class A	192,561	1,251,676
Weifu High-Technology Group Co. Ltd., Class A	191,235	679,372

		20,086,591
Automobiles — 4.1%
Brilliance China Automotive Holdings Ltd.	6,160,000	5,526,836
BYD Co. Ltd., Class A	192,559	5,862,190
BYD Co. Ltd., Class H	1,639,000	41,665,105
Chongqing Changan Automobile Co. Ltd., Class A(a)	573,156	1,605,405
Dongfeng Motor Group Co. Ltd., Class H	5,278,000	4,857,963
Geely Automobile Holdings Ltd.	11,935,000	38,771,230
Great Wall Motor Co. Ltd., Class A	269,700	1,305,661
Great Wall Motor Co. Ltd., Class H	6,352,500	18,466,213
Guangzhou Automobile Group Co. Ltd., Class H	6,160,400	5,717,787
Li Auto Inc.(a)	367,675	9,327,915
NIO Inc., ADR(a)(b)	2,621,465	120,010,668
SAIC Motor Corp. Ltd., Class A	1,001,076	3,282,925
XPeng Inc., ADR(a)(b)	354,970	12,108,027
Yadea Group Holdings Ltd.(c)	2,138,000	4,652,290

		273,160,215
Banks — 7.7%
Agricultural Bank of China Ltd., Class A	7,161,000	3,602,685
Agricultural Bank of China Ltd., Class H	56,980,000	20,713,723
Bank of Beijing Co. Ltd., Class A	2,772,099	2,040,620
Bank of Chengdu Co. Ltd., Class A	693,093	1,176,574
Bank of China Ltd., Class A	3,927,000	1,963,545
Bank of China Ltd., Class H	160,545,000	56,292,729
Bank of Communications Co. Ltd., Class A	4,697,022	3,312,637
Bank of Communications Co. Ltd., Class H	17,325,200	9,782,255
Bank of Hangzhou Co. Ltd., Class A	885,560	2,189,352
Bank of Jiangsu Co. Ltd., Class A	2,079,081	1,844,906

Security	Shares	Value

Banks (continued)
Bank of Nanjing Co. Ltd., Class A	1,540,000	$2,091,406
Bank of Ningbo Co. Ltd., Class A	807,784	4,998,903
Bank of Shanghai Co. Ltd., Class A	1,925,097	2,489,612
China Bohai Bank Co. Ltd., Class H(a)(c)	5,775,000	3,186,269
China CITIC Bank Corp. Ltd., Class H	17,325,800	8,174,496
China Construction Bank Corp., Class A	924,009	1,035,256
China Construction Bank Corp., Class H	195,580,000	157,072,119
China Everbright Bank Co. Ltd., Class A	5,159,000	3,264,258
China Everbright Bank Co. Ltd., Class H	6,160,000	2,668,128
China Merchants Bank Co. Ltd., Class A	2,579,568	20,342,435
China Merchants Bank Co. Ltd., Class H	7,892,650	60,588,643
China Minsheng Banking Corp. Ltd., Class A	4,158,070	3,323,966
China Minsheng Banking Corp. Ltd., Class H	11,935,160	7,123,540
Chongqing Rural Commercial Bank Co. Ltd., Class H	6,930,000	3,055,244
Huaxia Bank Co. Ltd., Class A	1,925,091	1,853,834
Industrial & Commercial Bank of China Ltd., Class A	6,429,500	5,328,274
Industrial & Commercial Bank of China Ltd., Class H	123,585,000	80,612,593
Industrial Bank Co. Ltd., Class A	2,579,500	9,824,619
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	500,500	579,296
Ping An Bank Co. Ltd., Class A	2,425,555	8,003,019
Postal Savings Bank of China Co. Ltd., Class A	3,272,500	3,090,766
Postal Savings Bank of China Co. Ltd., Class H(c)	20,405,000	15,177,458
Shanghai Pudong Development Bank Co. Ltd., Class A	3,542,098	5,761,509

		512,564,669
Beverages — 2.0%
Anhui Gujing Distillery Co. Ltd., Class A	38,596	1,395,444
Anhui Gujing Distillery Co. Ltd., Class B	231,430	3,069,882
Anhui Kouzi Distillery Co. Ltd., Class A	77,000	682,797
Beijing Shunxin Agriculture Co. Ltd., Class A	115,500	973,217
China Resources Beer Holdings Co. Ltd.	3,080,000	23,227,004
Chongqing Brewery Co. Ltd., Class A	77,000	1,434,752
Jiangsu King’s Luck Brewery JSC Ltd., Class A	192,603	1,463,282
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	. 192,576	5,616,930
Kweichow Moutai Co. Ltd., Class A	155,504	50,942,658
Luzhou Laojiao Co. Ltd., Class A	192,500	6,987,496
Nongfu Spring Co. Ltd.(a)(c)	616,000	4,089,541
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	115,576	5,584,519
Sichuan Swellfun Co. Ltd., Class A	77,000	831,572
Tsingtao Brewery Co. Ltd., Class A	154,063	1,893,259
Tsingtao Brewery Co. Ltd., Class H	836,000	6,859,481
Wuliangye Yibin Co. Ltd., Class A	462,057	19,965,888

		135,017,722
Biotechnology — 1.3%
3SBio Inc.(a)(c)	2,502,500	2,490,451
BeiGene Ltd., ADR(a)(b)	93,170	29,814,400
Beijing Tiantan Biological Products Corp. Ltd., Class A	. 192,572	1,042,825
BGI Genomics Co. Ltd., Class A	77,099	1,641,961
Chongqing Zhifei Biological Products Co. Ltd., Class A	192,540	5,184,438
Hualan Biological Engineering Inc., Class A	231,060	1,525,459
Innovent Biologics Inc.(a)(c)	1,925,000	19,827,325
Jinyu Bio-Technology Co. Ltd., Class A	154,000	495,283
Shanghai RAAS Blood Products Co. Ltd., Class A	770,000	907,861
Shenzhen Kangtai Biological Products Co. Ltd., Class A	77,055	1,819,991
Walvax Biotechnology Co. Ltd., Class A	192,597	1,361,585
Zai Lab Ltd., ADR(a)	144,375	21,298,200

		87,409,779

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products — 0.1%
Beijing New Building Materials PLC, Class A	265,070	$1,978,254
China Lesso Group Holdings Ltd.	2,310,000	4,270,195

		6,248,449
Capital Markets — 1.4%
Caitong Securities Co. Ltd., Class A	539,000	934,122
Changjiang Securities Co. Ltd., Class A	1,347,536	1,507,695
China Cinda Asset Management Co. Ltd., Class H	16,170,000	3,210,091
China Everbright Ltd.	1,540,000	1,989,184
China Galaxy Securities Co. Ltd., Class A	559,600	930,097
China Galaxy Securities Co. Ltd., Class H	7,122,500	4,397,994
China Huarong Asset Management Co. Ltd., Class H(c)	19,635,000	2,328,656
China International Capital Corp. Ltd., Class H(a)(c)	2,926,000	6,751,713
China Merchants Securities Co. Ltd., Class A	962,568	3,235,373
CITIC Securities Co. Ltd., Class A	1,347,575	5,667,017
CITIC Securities Co. Ltd., Class H	4,427,500	9,542,924
CSC Financial Co. Ltd., Class A	380,699	2,075,093
Dongxing Securities Co. Ltd., Class A	419,194	742,016
East Money Information Co. Ltd., Class A	1,078,068	5,054,393
Everbright Securities Co. Ltd., Class A	500,599	1,189,723
First Capital Securities Co. Ltd., Class A	616,089	753,966
Founder Securities Co. Ltd., Class A(a)	1,150,699	1,527,198
GF Securities Co. Ltd., Class A	763,299	1,885,910
GF Securities Co. Ltd., Class H	2,464,000	3,493,977
Guosen Securities Co. Ltd., Class A	578,633	1,088,534
Guotai Junan Securities Co. Ltd., Class A	885,500	2,276,662
Guoyuan Securities Co. Ltd., Class A	616,060	759,635
Haitong Securities Co. Ltd., Class A	1,193,559	2,226,923
Haitong Securities Co. Ltd., Class H	5,390,000	4,926,309
Hithink RoyalFlush Information Network Co. Ltd., Class A	70,287	1,459,899
Huaan Securities Co. Ltd., Class A	577,500	600,685
Huatai Securities Co. Ltd., Class A	962,593	2,550,633
Huatai Securities Co. Ltd., Class H(c)	2,772,000	4,123,687
Huaxi Securities Co. Ltd., Class A	539,073	841,073
Industrial Securities Co. Ltd., Class A	924,040	1,293,401
Nanjing Securities Co. Ltd., Class A	500,500	811,014
Noah Holdings Ltd.(a)(b)	70,840	3,166,548
Orient Securities Co. Ltd., Class A	808,564	1,196,652
Pacific Securities Co. Ltd. (The), Class A(a)	996,693	513,739
SDIC Capital Co. Ltd., Class A	539,078	1,018,282
Sealand Securities Co. Ltd., Class A	885,560	639,586
Shanxi Securities Co. Ltd., Class A	539,051	609,774
Shenwan Hongyuan Group Co. Ltd., Class A	3,003,097	2,224,568
Sinolink Securities Co. Ltd., Class A	500,500	996,389
SooChow Securities Co. Ltd., Class A	575,650	760,444
Southwest Securities Co. Ltd., Class A	1,039,500	771,622
Tianfeng Securities Co. Ltd., Class A	962,500	770,909
Western Securities Co. Ltd., Class A	731,530	1,066,839
Zheshang Securities Co. Ltd., Class A	500,500	971,672

		94,882,621
Chemicals — 0.4%
Hengli Petrochemical Co. Ltd., Class A	808,510	4,509,295
Hengyi Petrochemical Co. Ltd., Class A	885,576	2,455,890
Lomon Billions Group Co. Ltd., Class A	346,500	2,159,258
Rongsheng Petro Chemical Co. Ltd., Class A	808,523	4,198,677
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	308,000	2,023,436
Sinopec Shanghai Petrochemical Co. Ltd., Class A	847,000	483,638
Tongkun Group Co. Ltd., Class A	423,576	1,674,079

Security	Shares	Value

Chemicals (continued)
Transfar Zhilian Co. Ltd., Class A	1,578,593	$1,498,237
Wanhua Chemical Group Co. Ltd., Class A	423,573	8,550,097
Zhejiang Longsheng Group Co. Ltd., Class A	693,071	1,769,083

		29,321,690
Commercial Services & Supplies — 0.6%
A-Living Smart City Services Co. Ltd.(c)	962,500	4,032,466
Beijing Originwater Technology Co. Ltd., Class A	528,197	621,135
China Everbright Environment Group Ltd.(b)	7,700,148	4,407,260
Country Garden Services Holdings Co. Ltd.	3,080,000	25,331,331
Ever Sunshine Lifestyle Services Group Ltd.	1,340,000	3,299,323
Greentown Service Group Co. Ltd.	3,080,000	3,128,697
Shanghai M&G Stationery Inc., Class A	115,500	1,384,071

		42,204,283
Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,348,500	7,518,370
Fiberhome Telecommunication Technologies Co. Ltd., Class A	188,077	555,537
Guangzhou Haige Communications Group Inc. Co., Class A	493,784	723,166
Hengtong Optic-Electric Co. Ltd., Class A	423,500	838,523
Shenzhen Sunway Communication Co. Ltd., Class A	154,000	805,667
Yealink Network Technology Corp. Ltd., Class A	106,494	1,244,595
Zhongji Innolight Co. Ltd., Class A	115,597	818,831
ZTE Corp., Class A	456,156	2,235,779
ZTE Corp., Class H	1,617,040	4,123,193

		18,863,661
Construction & Engineering — 0.5%
China Communications Services Corp. Ltd., Class H	4,620,800	2,180,143
China Conch Venture Holdings Ltd.	3,272,500	14,554,100
China Gezhouba Group Co. Ltd., Class A	924,091	962,617
China National Chemical Engineering Co. Ltd., Class A	800,195	755,757
China Railway Group Ltd., Class A	2,387,098	2,103,495
China Railway Group Ltd., Class H	7,315,000	3,866,204
China State Construction Engineering Corp. Ltd., Class A	5,236,098	4,080,696
China State Construction International Holdings Ltd.	3,850,000	2,655,224
Metallurgical Corp. of China Ltd., Class A	4,427,500	2,261,630
Power Construction Corp. of China Ltd., Class A	2,117,597	1,264,705
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	423,568	628,830

		35,313,401
Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	532,291	4,381,645
Anhui Conch Cement Co. Ltd., Class H	2,502,500	16,097,604
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	346,544	2,525,872
China Jushi Co. Ltd., Class A	611,669	2,119,180
China National Building Material Co. Ltd., Class H	7,700,000	11,673,058
China Resources Cement Holdings Ltd.	5,390,000	6,420,182
Huaxin Cement Co. Ltd., Class A	231,000	798,181
Tangshan Jidong Cement Co. Ltd., Class A	226,668	528,205

		44,543,927
Consumer Finance — 0.1%
Lufax Holding Ltd.(a)	387,695	5,823,179

Containers & Packaging — 0.0%
Yunnan Energy New Material Co. Ltd., Class A	154,000	2,519,432

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.0%
Wuchan Zhongda Group Co. Ltd., Class A	1,073,603	$773,741

Diversified Consumer Services — 2.1%
China East Education Holdings Ltd.(c)	1,155,000	2,599,638
China Education Group Holdings Ltd.	1,540,000	2,862,679
China Yuhua Education Corp. Ltd.(c)	2,310,000	1,911,761
GSX Techedu Inc., ADR(a)(b)	159,390	16,393,262
Koolearn Technology Holding Ltd.(a)(b)(c)	601,500	1,682,604
New Oriental Education & Technology Group Inc., ADR(a)	313,390	55,664,332
Offcn Education Technology Co. Ltd., Class A	269,605	1,355,545
TAL Education Group, ADR(a)	775,775	60,153,593

		142,623,414
Diversified Financial Services — 0.1%
Avic Capital Co. Ltd., Class A	1,350,582	856,639
Far East Horizon Ltd.	4,235,000	4,553,088
Oceanwide Holdings Co. Ltd., Class A	616,000	287,093

		5,696,820
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	89,320,000	13,356,520

Electrical Equipment — 0.6%
Contemporary Amperex Technology Co. Ltd., Class A	269,567	13,405,029
Eve Energy Co. Ltd., Class A	239,436	3,159,298
Fangda Carbon New Material Co. Ltd., Class A(a)	847,047	1,007,852
Hongfa Technology Co. Ltd., Class A	115,500	918,852
Jiangsu Zhongtian Technology Co. Ltd., Class A	654,500	1,047,426
NARI Technology Co. Ltd., Class A	616,088	2,699,250
Shanghai Electric Group Co. Ltd., Class A(a)	1,386,000	1,193,528
Sungrow Power Supply Co. Ltd., Class A	177,400	2,367,578
Sunwoda Electronic Co. Ltd., Class A	265,198	1,012,114
TBEA Co. Ltd., Class A	500,596	937,094
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	462,020	1,080,211
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	1,540,120	3,295,712
Zhejiang Chint Electrics Co. Ltd., Class A	347,068	1,835,004
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,116,500	4,857,571

		38,816,519
Electronic Equipment, Instruments & Components — 1.4%
AAC Technologies Holdings Inc.(b)	1,347,500	7,260,920
AVIC Jonhon Optronic Technology Co. Ltd., Class A	192,598	2,045,807
BOE Technology Group Co. Ltd., Class A	4,581,500	4,305,861
Chaozhou Three-Circle Group Co. Ltd., Class A	269,500	1,555,484
Foxconn Industrial Internet Co. Ltd., Class A	885,596	1,887,402
GoerTek Inc., Class A	462,000	2,281,534
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	77,019	1,513,553
Kingboard Holdings Ltd.	1,347,500	6,218,683
Kingboard Laminates Holdings Ltd.	2,310,000	3,942,635
Lens Technology Co. Ltd., Class A	654,588	3,156,844
Lingyi iTech Guangdong Co., Class A	962,500	1,510,625
Luxshare Precision Industry Co. Ltd., Class A	885,544	6,354,745
Maxscend Microelectronics Co. Ltd., Class A	18,900	1,837,543
OFILM Group Co. Ltd., Class A	385,000	630,987
Shengyi Technology Co. Ltd., Class A	308,000	1,163,582
Shennan Circuits Co. Ltd., Class A	56,220	954,461
Sunny Optical Technology Group Co. Ltd.	1,463,000	36,587,494
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	269,500	899,186

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Tianma Microelectronics Co. Ltd., Class A	342,199	$793,202
Unisplendour Corp. Ltd., Class A	385,020	1,276,894
Universal Scientific Industrial Shanghai Co. Ltd., Class A	224,700	686,599
Visionox Technology Inc., Class A(a)	346,595	526,858
Wingtech Technology Co. Ltd., Class A	154,000	2,396,086
Wuhan Guide Infrared Co. Ltd., Class A	231,020	1,400,413
WUS Printed Circuit Kunshan Co. Ltd., Class A	308,099	823,518
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	111,198	1,439,773
Zhejiang Dahua Technology Co. Ltd., Class A	423,500	1,369,218

		94,819,907
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	3,850,000	4,427,027
Offshore Oil Engineering Co. Ltd., Class A	611,698	462,560
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	152,751	1,001,863

		5,891,450
Entertainment — 2.6%
Alibaba Pictures Group Ltd.(a)(b)	26,950,000	3,752,054
Beijing Enlight Media Co. Ltd., Class A	419,198	878,525
Beijing Kunlun Tech Co. Ltd., Class A	192,561	689,729
Bilibili Inc., ADR(a)(b)	241,395	30,408,528
DouYu International Holdings Ltd., ADR(a)(b)	208,285	2,986,807
Giant Network Group Co. Ltd., Class A	262,776	684,126
HUYA Inc., ADR(a)(b)	159,005	4,189,782
iQIYI Inc., ADR(a)(b)	567,875	14,384,274
Mango Excellent Media Co. Ltd., Class A	231,080	2,287,674
NetEase Inc., ADR	845,075	92,831,489
Perfect World Co. Ltd., Class A	289,900	1,055,833
Tencent Music Entertainment Group, ADR(a)(b)	753,445	19,378,605
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	308,000	1,338,025
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,078,098	1,044,847

		175,910,298
Food & Staples Retailing — 0.1%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	115,764	1,537,482
Sun Art Retail Group Ltd.	3,850,000	3,325,233
Yifeng Pharmacy Chain Co. Ltd., Class A	98,291	1,336,364
Yonghui Superstores Co. Ltd., Class A	962,534	1,070,992

		7,270,071
Food Products — 1.8%
Angel Yeast Co. Ltd., Class A	149,624	1,233,041
Beijing Dabeinong Technology Group Co. Ltd., Class A	616,000	949,689
China Feihe Ltd.(c)	2,310,000	6,327,870
China Huishan Dairy Holdings Co. Ltd.(a)(d)	1,366,667	2
China Mengniu Dairy Co. Ltd.	5,775,000	31,564,903
Chongqing Fuling Zhacai Group Co. Ltd., Class A	115,500	796,754
Dali Foods Group Co. Ltd.(c)	3,272,500	1,991,170
Foshan Haitian Flavouring & Food Co. Ltd., Class A	346,589	9,237,239
Fujian Sunner Development Co. Ltd., Class A	192,500	855,575
Guangdong Haid Group Co. Ltd., Class A	226,597	2,780,074
Heilongjiang Agriculture Co. Ltd., Class A	308,000	795,210
Henan Shuanghui Investment & Development Co. Ltd., Class A	392,708	2,790,231
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	770,025	5,135,995
Jiangxi Zhengbang Technology Co. Ltd., Class A	462,000	1,180,694
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	115,500	924,021
Juewei Food Co. Ltd., Class A	77,000	1,031,800
Muyuan Foods Co. Ltd., Class A	462,040	8,121,539

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
New Hope Liuhe Co. Ltd., Class A	577,599	$2,145,545
Tingyi Cayman Islands Holding Corp.	3,850,000	7,732,409
Tongwei Co. Ltd., Class A	539,099	3,908,558
Uni-President China Holdings Ltd.	2,695,000	3,237,884
Want Want China Holdings Ltd.	9,625,000	6,948,249
Wens Foodstuffs Group Co. Ltd., Class A	924,096	2,591,237
Yihai International Holding Ltd.	967,000	13,238,464
Yihai Kerry Arawana Holdings Co. Ltd.(a)	153,500	2,120,149

		117,638,302
Gas Utilities — 1.0%
Beijing Enterprises Holdings Ltd.	962,500	3,331,437
China Gas Holdings Ltd.	5,313,000	21,403,089
China Resources Gas Group Ltd.	1,952,000	9,750,753
ENN Energy Holdings Ltd.	1,617,000	24,784,404
Kunlun Energy Co. Ltd.	7,700,000	7,077,288

		66,346,971
Health Care Equipment & Supplies — 0.5%
AK Medical Holdings Ltd.(c)	770,000	1,133,557
Autobio Diagnostics Co. Ltd., Class A	34,197	648,491
Jafron Biomedical Co. Ltd., Class A	115,520	1,399,286
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	173,100	750,385
Lepu Medical Technology Beijing Co. Ltd., Class A	231,000	1,134,707
Microport Scientific Corp.(b)	1,469,000	8,644,685
Ovctek China Inc., Class A	77,000	1,107,614
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,988,000	8,564,801
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	140,795	9,082,357

		32,465,883
Health Care Providers & Services — 0.4%
Aier Eye Hospital Group Co. Ltd., Class A	539,019	6,012,530
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	72,694	1,536,033
Huadong Medicine Co. Ltd., Class A	260,580	1,280,410
Jinxin Fertility Group Ltd.(b)(c)	2,712,000	6,125,061
Jointown Pharmaceutical Group Co. Ltd., Class A(a)	308,000	801,864
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	500,581	1,236,031
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	308,058	973,163
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,424,500	2,611,251
Sinopharm Group Co. Ltd., Class H	2,772,000	6,489,268
Topchoice Medical Corp., Class A(a)	38,500	1,574,496

		28,640,107
Health Care Technology — 0.7%
Alibaba Health Information Technology Ltd.(a)	8,470,000	28,388,561
Ping An Healthcare and Technology Co. Ltd.(a)(c)	1,039,500	15,021,618
Winning Health Technology Group Co. Ltd., Class A	344,156	892,808

		44,302,987
Hotels, Restaurants & Leisure — 1.3%
Haidilao International Holding Ltd.(b)(c)	1,540,000	12,635,887
Huazhu Group Ltd., ADR	329,560	19,160,618
Jiumaojiu International Holdings Ltd.(a)(c)	1,155,000	4,533,733
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,193,538	1,488,273
Songcheng Performance Development Co. Ltd., Class A	346,577	1,077,730
Yum China Holdings Inc.	818,510	48,979,638

		87,875,879

Security	Shares	Value

Household Durables — 0.5%
Haier Smart Home Co. Ltd., Class A	808,546	$3,608,594
Haier Smart Home Co. Ltd., Class H(a)	4,004,000	15,226,592
Hangzhou Robam Appliances Co. Ltd., Class A	154,000	898,354
Jason Furniture Hangzhou Co. Ltd., Class A	115,500	1,341,114
Midea Group Co. Ltd., Class A	423,500	6,083,379
NavInfo Co. Ltd., Class A	308,000	776,197
Oppein Home Group Inc., Class A	54,820	1,281,955
Suofeiya Home Collection Co. Ltd., Class A	77,014	401,480
TCL Technology Group Corp., Class A	2,002,000	2,542,723
Zhejiang Supor Co. Ltd., Class A	115,596	1,343,299

		33,503,687
Household Products — 0.0%
Vinda International Holdings Ltd.(b)	770,000	2,297,885

Independent Power and Renewable Electricity Producers — 0.6%
CGN Power Co. Ltd., Class H(c)	17,325,000	3,819,055
China Longyuan Power Group Corp. Ltd., Class H	6,545,000	9,736,482
China National Nuclear Power Co. Ltd., Class A	2,541,076	2,027,418
China Power International Development Ltd.	8,855,000	1,894,887
China Resources Power Holdings Co. Ltd.	3,850,000	4,481,621
China Yangtze Power Co. Ltd., Class A	2,618,041	7,979,553
Huadian Power International Corp. Ltd., Class A	962,500	475,320
Huaneng Power International Inc., Class A	864,800	537,843
Huaneng Power International Inc., Class H	7,700,000	2,630,409
SDIC Power Holdings Co. Ltd., Class A	885,596	1,141,188
Shenergy Co. Ltd., Class A	731,550	588,189
Shenzhen Energy Group Co. Ltd., Class A	881,880	783,911
Sichuan Chuantou Energy Co. Ltd., Class A	614,062	1,016,827

		37,112,703
Industrial Conglomerates — 0.3%
CITIC Ltd.	11,165,000	9,456,071
Fosun International Ltd.	5,390,000	8,087,762

		17,543,833
Insurance — 4.1%
China Life Insurance Co. Ltd., Class A	385,080	1,970,609
China Life Insurance Co. Ltd., Class H	15,015,000	31,666,149
China Pacific Insurance Group Co. Ltd., Class A	847,047	5,776,524
China Pacific Insurance Group Co. Ltd., Class H	5,698,000	26,185,966
China Taiping Insurance Holdings Co. Ltd.	3,311,124	7,136,715
Hubei Biocause Pharmaceutical Co. Ltd., Class A	885,500	547,984
New China Life Insurance Co. Ltd., Class A	306,224	2,461,663
New China Life Insurance Co. Ltd., Class H	1,617,000	6,170,045
People’s Insurance Co. Group of China Ltd. (The), Class A	1,039,500	983,377
People’s Insurance Co. Group of China Ltd. (The), Class H	14,630,000	4,545,147
PICC Property & Casualty Co. Ltd., Class H	13,860,462	10,488,235
Ping An Insurance Group Co. of China Ltd., Class A	1,347,543	17,713,946
Ping An Insurance Group Co. of China Ltd., Class H	12,127,500	148,987,831
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	770,000	5,176,446

		269,810,637
Interactive Media & Services — 18.3%
Autohome Inc., ADR	121,660	13,874,106
Baidu Inc., ADR(a)	549,780	155,840,639
JOYY Inc.(b)	119,350	14,071,365
Kuaishou Technology(a)	423,500	16,858,438
Momo Inc., ADR	302,610	4,793,342
SINA Corp.(a)(b)	109,725	4,736,828

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Tencent Holdings Ltd.	11,742,500	$1,002,843,271
Weibo Corp., ADR(a)(b)	115,115	6,350,895

		1,219,368,884

Internet & Direct Marketing Retail — 24.6%
Alibaba Group Holding Ltd., ADR(a)	3,861,935	918,213,665
Baozun Inc., ADR(a)(b)	119,350	5,481,745
JD Health International Inc.(a)(c)	558,250	10,204,496
JD.com Inc., ADR(a)	1,764,455	165,629,391
Meituan, Class B(a)(c)	7,353,500	322,299,497
Pinduoduo Inc., ADR(a)	801,955	137,262,618
Tongcheng-Elong Holdings Ltd.(a)	1,848,000	4,340,472
Trip.com Group Ltd., ADR(a)	968,275	38,198,449
Vipshop Holdings Ltd., ADR(a)	908,215	33,894,584

		1,635,524,917

IT Services — 0.6%
21Vianet Group Inc., ADR(a)	172,480	6,285,171
Beijing Sinnet Technology Co. Ltd., Class A	265,196	779,236
China TransInfo Technology Co. Ltd., Class A	269,500	682,084
DHC Software Co. Ltd., Class A	423,512	499,991
GDS Holdings Ltd., ADR(a)(b)	184,800	18,879,168
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	113,575	6,687,296
TravelSky Technology Ltd., Class H	1,996,000	5,038,019
Wangsu Science & Technology Co. Ltd., Class A	346,500	356,668

		39,207,633

Life Sciences Tools & Services — 1.7%
Genscript Biotech Corp.(a)(b)	2,360,000	4,070,565
Hangzhou Tigermed Consulting Co. Ltd., Class A	38,537	836,058
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	250,900	4,909,746
Pharmaron Beijing Co. Ltd., Class H(c)	258,000	4,410,114
WuXi AppTec Co. Ltd., Class A	269,570	5,977,271
WuXi AppTec Co. Ltd., Class H(c)	539,068	11,236,736
Wuxi Biologics Cayman Inc., New(a)(c)	6,737,500	83,422,416

		114,862,906

Machinery — 0.8%
China Shipbuilding Industry Co. Ltd., Class A(a)	3,265,794	2,076,448
Haitian International Holdings Ltd.	1,155,000	3,967,947
Hefei Meiya Optoelectronic Technology Inc., Class A	115,500	670,201
Jiangsu Hengli Hydraulic Co. Ltd., Class A	171,864	2,519,669
Sany Heavy Industry Co. Ltd., Class A	1,078,009	6,839,194
Shenzhen Inovance Technology Co. Ltd., Class A	222,387	2,927,134
Sinotruk Hong Kong Ltd.	1,574,500	5,023,478
Weichai Power Co. Ltd., Class A	576,911	1,963,145
Weichai Power Co. Ltd., Class H	4,235,000	12,392,699
XCMG Construction Machinery Co. Ltd., Class A	1,270,599	1,372,592
Zhejiang Dingli Machinery Co. Ltd., Class A	94,405	1,672,814
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	539,687	2,013,879
Zhengzhou Yutong Bus Co. Ltd., Class A	342,199	801,651
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	924,016	2,050,564
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,849,000	4,341,067

		50,632,482

Marine — 0.1%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,232,000	2,403,216
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	5,390,000	5,989,391

		8,392,607

Media — 0.2%
China Literature Ltd.(a)(b)(c)	616,000	5,741,239

Security	Shares	Value

Media (continued)
Focus Media Information Technology Co. Ltd., Class A	1,925,038	$3,253,033
NanJi E-Commerce Co. Ltd., Class A	346,500	565,749
Oriental Pearl Group Co. Ltd., Class A	654,587	871,793

		10,431,814

Metals & Mining — 1.1%
Aluminum Corp. of China Ltd., Class A(a)	2,156,000	1,414,076
Aluminum Corp. of China Ltd., Class H(a)	7,700,000	3,891,020
Baoshan Iron & Steel Co. Ltd., Class A	3,426,589	3,976,627
China Hongqiao Group Ltd.	3,657,500	4,535,718
China Molybdenum Co. Ltd., Class A	2,348,500	2,428,289
China Molybdenum Co. Ltd., Class H	6,930,000	5,360,078
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	500,500	1,598,084
Ganfeng Lithium Co. Ltd., Class A	154,095	2,354,759
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	771,599	607,291
Guangdong Hongda Blasting Co. Ltd., Class A	154,000	749,104
Hesteel Co. Ltd., Class A(a)	2,233,000	761,581
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a).	6,968,592	1,656,154
Jiangsu Shagang Co. Ltd., Class A	346,500	522,970
Jiangxi Copper Co. Ltd., Class A	385,000	1,657,677
Jiangxi Copper Co. Ltd., Class H	2,310,000	5,604,259
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,193,500	394,159
Shandong Gold Mining Co. Ltd., Class A	346,591	1,187,957
Shandong Gold Mining Co. Ltd., Class H(c)	1,732,500	3,497,451
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,732,500	1,032,038
Tongling Nonferrous Metals Group Co. Ltd., Class A	2,233,000	1,023,482
Yintai Gold Co. Ltd., Class A	577,500	774,474
Zhaojin Mining Industry Co. Ltd., Class H	2,502,500	2,532,389
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	149,698	2,063,940
Zijin Mining Group Co. Ltd., Class A	2,656,500	4,997,451
Zijin Mining Group Co. Ltd., Class H	11,550,000	17,122,471

		71,743,499

Oil, Gas & Consumable Fuels — 1.1%
China Merchants Energy Shipping Co. Ltd., Class A	1,001,096	808,002
China Petroleum & Chemical Corp., Class A	2,810,588	1,956,180
China Petroleum & Chemical Corp., Class H	49,281,000	27,253,571
China Shenhua Energy Co. Ltd., Class A	693,005	1,898,322
China Shenhua Energy Co. Ltd., Class H	6,930,000	13,167,925
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	539,000	526,535
Guanghui Energy Co. Ltd., Class A(a)	1,617,000	681,252
PetroChina Co. Ltd., Class A	2,117,590	1,424,831
PetroChina Co. Ltd., Class H	42,350,000	15,176,961
Shaanxi Coal Industry Co. Ltd., Class A	1,232,096	2,038,329
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,001,000	885,164
Shanxi Meijin Energy Co. Ltd., Class A(a)	577,500	645,246
Yanzhou Coal Mining Co. Ltd., Class A	499,203	742,659
Yanzhou Coal Mining Co. Ltd., Class H	3,080,000	2,854,738

		70,059,715

Paper & Forest Products — 0.1%
Lee & Man Paper Manufacturing Ltd.	2,695,000	2,497,895
Nine Dragons Paper Holdings Ltd.	3,465,000	5,592,348

		8,090,243

Personal Products — 0.2%
By-Health Co. Ltd., Class A	231,000	778,574
Hengan International Group Co. Ltd.	1,347,500	9,328,024

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Shanghai Jahwa United Co. Ltd., Class A(a)	77,000	$546,380

		10,652,978

Pharmaceuticals — 1.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	1,513,908
Betta Pharmaceuticals Co. Ltd., Class A	72,698	1,325,759
CanSino Biologics Inc., Class H(a)(c)	154,000	7,325,440
Changchun High & New Technology Industry Group Inc., Class A	63,296	4,111,600
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	111,199	652,451
China Medical System Holdings Ltd.	2,695,000	4,210,639
China Resources Pharmaceutical Group Ltd.(c)	2,887,500	1,842,527
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	149,694	604,796
China Traditional Chinese Medicine Holdings Co. Ltd.	5,390,000	3,230,936
CSPC Pharmaceutical Group Ltd.	18,480,400	19,296,698
Dong-E-E-Jiao Co. Ltd., Class A	115,888	634,537
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	224,295	999,313
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	2,310,000	11,762,393
Hutchison China MediTech Ltd., ADR(a)(b)	151,690	4,359,571
Jiangsu Hengrui Medicine Co. Ltd., Class A	654,592	10,283,798
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	344,562	657,767
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	115,565	738,349
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	269,578	1,915,379
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,155,000	5,449,412
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	154,000	918,555
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	192,500	697,234
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	192,565	644,870
Sino Biopharmaceutical Ltd.	21,175,000	23,557,046
SSY Group Ltd.(b)	3,080,000	1,639,787
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	308,000	582,267
Yunnan Baiyao Group Co. Ltd., Class A	154,032	3,109,474
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	77,150	3,541,958
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	231,046	1,007,641
Zhejiang NHU Co. Ltd., Class A	342,196	2,289,809
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	76,406	886,118

		119,790,032

Professional Services — 0.1%
51job Inc., ADR(a)	57,365	3,763,144

Real Estate Management & Development — 3.7%
Agile Group Holdings Ltd.	2,310,000	3,263,692
China Aoyuan Group Ltd.	2,703,000	2,561,061
China Evergrande Group(b)	3,850,000	7,881,300
China Fortune Land Development Co. Ltd., Class A	587,595	768,969
China Jinmao Holdings Group Ltd.	10,780,000	4,488,569
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	847,133	1,681,232
China Overseas Land & Investment Ltd.	7,700,000	19,494,802
China Overseas Property Holdings Ltd.	2,270,000	1,495,317
China Resources Land Ltd.	6,160,665	29,265,214
China Vanke Co. Ltd., Class A	1,270,509	6,489,942
China Vanke Co. Ltd., Class H	3,388,031	14,369,111
CIFI Holdings Group Co. Ltd.	6,930,000	6,566,095

Security	Shares	Value

Real Estate Management & Development (continued)
Country Garden Holdings Co. Ltd.(b)	15,785,727	$19,637,153
Financial Street Holdings Co. Ltd., Class A	570,659	534,565
Gemdale Corp., Class A	655,597	1,282,895
Greenland Holdings Corp. Ltd., Class A	1,116,567	970,126
Greentown China Holdings Ltd.(b)	1,955,000	2,913,340
Guangzhou R&F Properties Co. Ltd., Class H	3,542,000	4,730,368
Hopson Development Holdings Ltd.	1,366,000	4,481,518
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	577,500	718,327
Jinke Properties Group Co. Ltd., Class A	809,781	931,020
Kaisa Group Holdings Ltd.	5,390,000	2,793,196
KE Holdings Inc.(a)(b)	252,560	16,120,905
KWG Group Holdings Ltd.	2,695,000	4,085,570
Logan Group Co. Ltd.	3,080,000	4,796,277
Longfor Group Holdings Ltd.(c)	3,657,500	21,688,463
Poly Developments and Holdings Group Co. Ltd., Class A	1,501,575	3,601,083
Poly Property Services Co. Ltd.	231,000	1,520,178
RiseSun Real Estate Development Co. Ltd., Class A	770,030	789,061
Seazen Group Ltd.	3,850,000	4,665,253
Seazen Holdings Co. Ltd., Class A	308,464	2,425,402
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	2,502,532	2,004,528
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	308,009	807,592
Shenzhen Investment Ltd.	6,930,000	2,492,436
Shimao Group Holdings Ltd.	2,502,500	8,242,360
Sunac China Holdings Ltd.	5,390,000	23,068,187
Wharf Holdings Ltd. (The)	3,080,000	7,265,883
Xinhu Zhongbao Co. Ltd., Class A	1,232,000	595,100
Yuexiu Property Co. Ltd.	13,090,000	2,902,383
Zhenro Properties Group Ltd.(b)	3,080,000	2,024,918
Zhongtian Financial Group Co. Ltd., Class A(a)	1,078,091	472,508

		246,885,899

Road & Rail — 0.0%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,193,500	1,046,178
Daqin Railway Co. Ltd., Class A	1,424,500	1,435,525

		2,481,703

Semiconductors & Semiconductor Equipment — 0.9%
Daqo New Energy Corp., ADR(a)	106,645	11,117,741
GCL System Integration Technology Co. Ltd., Class A(a)	1,078,045	580,627
Gigadevice Semiconductor Beijing Inc., Class A	64,477	1,915,449
Hangzhou Silan Microelectronics Co. Ltd., Class A	231,000	962,522
Hua Hong Semiconductor Ltd.(a)(c)	770,000	4,709,920
LONGi Green Energy Technology Co. Ltd., Class A	462,004	7,447,848
NAURA Technology Group Co. Ltd., Class A	77,000	2,131,809
Sanan Optoelectronics Co. Ltd., Class A	616,055	2,846,468
Shenzhen Goodix Technology Co. Ltd., Class A	77,000	1,641,160
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	500,598	2,030,250
Tianshui Huatian Technology Co. Ltd., Class A	500,500	996,389
TongFu Microelectronics Co. Ltd., Class A(a)	231,000	862,705
Unigroup Guoxin Microelectronics Co. Ltd., Class A	74,900	1,283,039
Will Semiconductor Co. Ltd. Shanghai, Class A	115,500	5,043,973
Wuxi Taiji Industry Co. Ltd., Class A	462,000	641,682
Xinyi Solar Holdings Ltd.	8,470,000	17,797,444

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	192,500	$1,110,763

		63,119,789

Software — 1.0%
360 Security Technology Inc., Class A	885,500	2,200,136
Beijing E-Hualu Information Technology Co. Ltd., Class A	131,620	540,914
Beijing Shiji Information Technology Co. Ltd., Class A	115,589	626,657
China National Software & Service Co. Ltd., Class A	77,000	691,352
China Youzan Ltd.(a)	27,720,000	11,863,639
Hundsun Technologies Inc., Class A	139,396	1,880,169
Iflytek Co. Ltd., Class A	268,759	1,999,563
Kingdee International Software Group Co. Ltd.(b)	5,005,000	17,968,668
Kingsoft Corp. Ltd.	1,540,000	10,799,564
Ming Yuan Cloud Group Holdings Ltd.(a)	770,000	4,357,545
Sangfor Technologies Inc., Class A	38,500	1,576,279
Shanghai Baosight Software Co. Ltd., Class A	115,500	1,020,630
Venustech Group Inc., Class A	115,571	551,829
Weimob Inc.(a)	3,080,000	8,953,315
Yonyou Network Technology Co. Ltd., Class A	423,587	2,412,149

		67,442,409

Specialty Retail — 0.5%
China Meidong Auto Holdings Ltd.	1,144,000	4,350,455
China Tourism Group Duty Free Corp. Ltd., Class A	231,089	10,980,905
GOME Retail Holdings Ltd.(a)(b)	20,020,000	5,884,174
Suning.com Co. Ltd., Class A	1,347,561	1,455,732
Topsports International Holdings Ltd.(c)	2,695,000	3,960,502
Zhongsheng Group Holdings Ltd.	1,155,000	7,146,770

		33,778,538

Technology Hardware, Storage & Peripherals — 1.8%
China Greatwall Technology Group Co. Ltd., Class A	423,500	1,128,706
GRG Banking Equipment Co. Ltd., Class A	385,000	573,354
Inspur Electronic Information Industry Co. Ltd., Class A	206,780	1,001,375
Lenovo Group Ltd.	14,630,000	18,501,202
Ninestar Corp., Class A	158,800	672,710
Shenzhen Kaifa Technology Co. Ltd., Class A	231,000	737,934
Xiaomi Corp., Class B(a)(c)	29,260,000	95,429,238

		118,044,519

Textiles, Apparel & Luxury Goods — 1.5%
ANTA Sports Products Ltd.	2,310,000	35,436,070
Bosideng International Holdings Ltd.(b)	6,930,000	2,921,242
Li Ning Co. Ltd.	4,427,500	24,884,658
Shenzhou International Group Holdings Ltd.	1,694,000	35,179,978
Zhejiang Semir Garment Co. Ltd., Class A	385,000	548,400

		98,970,348

Tobacco — 0.2%
RLX Technology Inc., ADR(a)(b)	242,165	4,240,309
Smoore International Holdings Ltd.(a)(c)	1,155,000	9,372,692

		13,613,001

Trading Companies & Distributors — 0.1%
BOC Aviation Ltd.(c)	423,500	4,094,504

Transportation Infrastructure — 0.3%
Beijing Capital International Airport Co. Ltd., Class H	3,850,000	3,002,636

Security	Shares	Value

Transportation Infrastructure (continued)
China Merchants Port Holdings Co. Ltd.	3,080,000	$4,486,584
COSCO SHIPPING Ports Ltd.	3,850,000	2,799,152
Guangzhou Baiyun International Airport Co. Ltd., Class A	346,598	704,980
Jiangsu Expressway Co. Ltd., Class H	2,310,000	2,683,017
Shanghai International Airport Co. Ltd., Class A	154,099	1,471,584
Shanghai International Port Group Co. Ltd., Class A	1,386,077	1,020,330
Shenzhen International Holdings Ltd.	2,310,000	3,823,522
Zhejiang Expressway Co. Ltd., Class H	3,080,000	2,687,980

		22,679,785

Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	9,240,000	3,656,764
Guangdong Investment Ltd.	6,160,000	11,021,909

		14,678,673

Total Common Stocks — 99.7% (Cost: $4,222,868,837)		6,637,081,849

Rights

Technology Hardware, Storage & Peripherals — 0.0%
Legend Holdings Corp., Class H (Expires 05/19/23)(a)	82,492	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	204,485,777	204,608,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	2,380,000	2,380,000

		206,988,469

Total Short-Term Investments — 3.1% (Cost: $206,855,744)		206,988,469

Total Investments in Securities — 102.8% (Cost: $4,429,724,581)		6,844,070,318

Other Assets, Less Liabilities — (2.8)%		(186,595,219)

Net Assets — 100.0%		$6,657,475,099

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$249,675,557	$—	$(44,986,128	)(a)	$8,356	$(89,316)	$204,608,469	204,485,777	$747,098	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,710,000	—	(330,000	)(a)	—	—	2,380,000	2,380,000	1,805		—

					$8,356	$(89,316)	$206,988,469		$748,903		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free	180	03/19/21	$11,436	$547,949

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$547,949

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$102,079

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$854,640

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$8,354,141

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$6,632,724,302	$4,357,545		$2	$6,637,081,849
Rights	—	0	(a)	—	0	(a)
Money Market Funds	206,988,469	—		—	206,988,469

	$6,839,712,771	$4,357,545		$2	$6,844,070,318

Derivative financial instruments(b)
Assets
Futures Contracts	$547,949	$—		$—	$547,949

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
BEST Inc., ADR(a)	117,400	$257,107

Airlines — 0.1%
Shandong Airlines Co. Ltd., Class B(a)	85,000	65,854

Auto Components — 2.7%
Chaowei Power Holdings Ltd.	300,000	127,621
Nexteer Automotive Group Ltd.	517,000	683,793
Prinx Chengshan Cayman Holding Ltd.	75,000	78,893
Tianneng Power International Ltd.(b)	400,000	773,460
Xingda International Holdings Ltd.	525,000	146,184

		1,809,951

Automobiles — 1.1%
Niu Technologies, ADR(a)(b)	17,250	644,805
Qingling Motors Co. Ltd., Class H	400,000	86,628

		731,433

Beverages — 0.3%
China Foods Ltd.	500,000	208,834
China Huiyuan Juice Group Ltd.(a)(c)	81,000	0	(d)

		208,834

Biotechnology — 3.0%
Ascletis Pharma Inc.(a)(b)(e)	200,000	78,119
Beyondspring Inc.(a)	12,750	165,495
CStone Pharmaceuticals(a)(e)	312,000	403,808
Essex Bio-Technology Ltd.	175,000	101,968
Genetron Holdings Ltd.(a)(b)	10,425	256,351
Immunotech Biopharm Ltd.(a)	50,000	103,128
InnoCare Pharma Ltd.(a)(e)	302,000	734,235
Shanghai Haohai Biological Technology Co. Ltd., Class H(e)	22,500	167,938

		2,011,042

Building Products — 0.1%
China Fangda Group Co. Ltd., Class B	177,550	70,266

Capital Markets — 0.5%
China Renaissance Holdings Ltd.(e)	95,000	322,694
Shanghai Greencourt Investment Group Co. Ltd., Class B(a)	197,524	36,937

		359,631

Chemicals — 3.2%
China BlueChemical Ltd., Class H	1,000,000	242,351
China Longevity Group Co. Ltd.(a)(c)	96,000	0	(d)
China Lumena New Materials Corp.(a)(b)(c)	21,700	0	(d)
China XLX Fertiliser Ltd.	250,000	128,910
Dongyue Group Ltd.	675,000	530,787
Fufeng Group Ltd.	900,600	398,211
Huabao International Holdings Ltd.(b)	550,000	600,527
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	242,093	119,836
Sinofert Holdings Ltd.	1,200,000	174,802

		2,195,424

Commercial Services & Supplies — 0.9%
Beijing Enterprises Urban Resources Group Ltd.(a)	1,100,000	180,087
CT Environmental Group Ltd.(a)(c)	600,000	15,779
Dongjiang Environmental Co. Ltd., Class H	105,000	78,777
Dynagreen Environmental Protection Group Co. Ltd., Class H	200,000	85,854
Times Neighborhood Holdings Ltd.	300,000	258,722

		619,219

Security	Shares	Value

Communications Equipment — 0.1%
Eastern Communications Co. Ltd., Class B	172,500	$90,735

Construction & Engineering — 1.5%
Changsha Broad Homes Industrial Group Co Ltd., Class H(e)	52,500	91,636
China Machinery Engineering Corp., Class H	500,000	229,460
Greentown Management Holdings Co. Ltd.(a)(e)	300,000	115,632
Hebei Construction Group Corp. Ltd., Class H	262,500	108,961
Sinopec Engineering Group Co. Ltd., Class H	862,500	460,305

		1,005,994

Construction Materials — 0.7%
Asia Cement China Holdings Corp.	275,000	258,787
West China Cement Ltd.	1,300,000	214,506

		473,293

Consumer Finance — 3.7%
360 DigiTech Inc.(a)	37,350	875,110
Differ Group Holding Co. Ltd.(a)(b)	1,500,000	154,692
FinVolution Group	66,475	373,590
LexinFintech Holdings Ltd., ADR(a)	58,175	660,868
Qudian Inc., ADR(a)(b)	89,875	192,333
Yixin Group Ltd.(a)(b)(e)	750,000	275,545

		2,532,138

Containers & Packaging — 0.6%
CPMC Holdings Ltd.	300,000	155,465
Greatview Aseptic Packaging Co. Ltd.	475,000	242,480
Youyuan International Holdings Ltd.(a)(b)(c)	120,000	2,614

		400,559

Distributors — 0.7%
China Tobacco International HK Co. Ltd.(b)	125,000	289,403
Xinhua Winshare Publishing and Media Co. Ltd., Class H	249,000	161,456

		450,859

Diversified Consumer Services — 5.6%
Bright Scholar Education Holdings Ltd., ADR	8,975	58,427
China Beststudy Education Group	225,000	79,763
China Kepei Education Group Ltd.	360,000	248,281
China Maple Leaf Educational Systems Ltd.(a)(b)	900,000	251,761
China New Higher Education Group Ltd.(e)	475,000	283,505
China Online Education Group, ADR(a)	5,050	129,533
China Xinhua Education Group Ltd.(e)	275,000	79,763
Edvantage Group Holdings Ltd.	176,000	189,219
Fu Shou Yuan International Group Ltd.	536,000	538,256
Hope Education Group Co. Ltd.(e)	1,300,000	444,095
Minsheng Education Group Co. Ltd.(e)	500,000	96,683
OneSmart International Education Group Ltd., ADR(a)	36,550	129,387
Puxin Ltd., ADR(a)	23,225	164,665
Scholar Education Group(b)	87,000	122,918
Tianli Education International Holdings Ltd.	675,000	767,466
Wisdom Education International Holdings Co. Ltd.	400,000	193,365

		3,777,087

Diversified Financial Services — 0.2%
National Agricultural Holdings Ltd.(b)(c)	126,000	162
Sheng Ye Capital Ltd.(b)	187,500	150,825

		150,987

Electrical Equipment — 0.9%
China Fiber Optic Network System Group Ltd.(a)(c)	181,600	0	(d)
China High Speed Transmission Equipment Group Co. Ltd.	250,000	242,995
Hangzhou Steam Turbine Co. Ltd., Class B	161,423	238,888
Harbin Electric Co. Ltd., Class H(a)	376,000	106,150

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Trony Solar Holdings Co. Ltd.(c)	216,000	$0	(d)

		588,033
Electronic Equipment, Instruments & Components — 1.8%
Anxin-China Holdings Ltd.(c)	672,000	1
FIH Mobile Ltd.(a)(b)	1,925,000	290,338
MH Development Ltd.(a)(c)	112,000	10,886
PAX Global Technology Ltd.	450,000	413,608
Tongda Group Holdings Ltd.(a)	2,250,000	171,128
Wasion Holdings Ltd.	300,000	98,616
Zepp Health Corp., ADR(a)(b)	15,250	252,082

		1,236,659
Energy Equipment & Services — 0.0%
Wison Engineering Services Co. Ltd.	437,000	27,885

Entertainment — 2.2%
Cathay Media And Education Group Inc.(a)(e)	200,000	201,615
CMGE Technology Group Ltd.	250,000	100,872
Homeland Interactive Technology Ltd.	200,000	146,957
iDreamSky Technology Holdings Ltd.(a)(e)	260,000	134,402
IMAX China Holding Inc.(e)	72,500	142,620
NetDragon Websoft Holdings Ltd.	137,500	333,587
SMI Holdings Ltd.(a)(c)	267,200	0	(d)
XD Inc.(a)(b)	52,400	466,087

		1,526,140
Equity Real Estate Investment Trusts (REITs) — 0.9%
China Merchants Commercial Real Estate Investment Trust	350,000	114,601
Yuexiu REIT	950,000	480,061

		594,662
Food & Staples Retailing — 0.4%
111 Inc.(a)	14,925	291,634

Food Products — 2.8%
China Modern Dairy Holdings Ltd.(a)(b)	1,648,000	573,598
COFCO Joycome Foods Ltd.	1,375,000	916,389
Zhou Hei Ya International Holdings Co. Ltd.(e)	350,000	402,006

		1,891,993
Gas Utilities — 0.7%
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	3,264,000	46,368
China Tian Lun Gas Holdings Ltd.	175,000	162,201
Towngas China Co. Ltd.	625,000	277,962

		486,531
Health Care Equipment & Supplies — 2.0%
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	43,850	109,210
China Isotope & Radiation Corp.	30,000	104,417
Lifetech Scientific Corp.(a)	2,050,000	1,033,278
Shanghai Kindly Medical Instruments Co. Ltd., Class H	20,000	103,515
Untrade Hosa International Ltd.(c)	220,000	0	(d)

		1,350,420
Health Care Providers & Services — 1.5%
China Resources Medical Holdings Co. Ltd.	500,000	429,270
Genertec Universal Medical Group Co. Ltd.(e)	612,500	516,381
IVD Medical Holding Ltd.	225,000	70,482

		1,016,133
Hotels, Restaurants & Leisure — 1.8%
CA Cultural Technology Group Ltd.(a)	250,000	103,773
China Travel International Investment Hong Kong Ltd.(a)	1,300,000	226,237
GreenTree Hospitality Group Ltd., ADR(a)(b)	7,675	99,928
Huangshan Tourism Development Co. Ltd., Class B	122,500	91,140

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shanghai Jin Jiang Capital Co. Ltd., Class H	800,000	$161,911
Xiabuxiabu Catering Management China Holdings Co. Ltd.(e)	225,000	567,913

		1,250,902
Household Durables — 1.7%
Konka Group Co. Ltd., Class B	285,000	94,788
Q Technology Group Co. Ltd.(b)	242,000	459,832
Skyworth Group Ltd.(a)	850,000	267,359
TCL Electronics Holdings Ltd.	425,000	346,252

		1,168,231
Independent Power and Renewable Electricity Producers — 1.9%
Beijing Energy International Holding Co. Ltd.(a)(b)	2,650,000	92,235
Beijing Jingneng Clean Energy Co. Ltd., Class H	690,000	191,238
Canvest Environmental Protection Group Co. Ltd.	350,000	144,379
CGN New Energy Holdings Co. Ltd.(a)(b)	750,000	212,702
China Datang Corp. Renewable Power Co. Ltd., Class H	1,250,000	267,488
China Everbright Greentech Ltd.(e)	375,000	161,460
Concord New Energy Group Ltd.	3,250,000	234,616

		1,304,118
Industrial Conglomerates — 0.5%
Shanghai Industrial Holdings Ltd.	250,000	360,948

Insurance — 0.5%
Fanhua Inc., ADR	25,925	340,654

Interactive Media & Services — 2.0%
Meitu Inc.(a)(b)(e)	1,275,000	486,506
Qutoutiao Inc., ADR(a)(b)	34,811	121,490
Sohu.com Ltd., ADR(a)	17,375	317,268
So-Young International Inc., ADR(a)	13,436	201,809
Tongdao Liepin Group(a)	105,000	255,822

		1,382,895
Internet & Direct Marketing Retail — 4.4%
HengTen Networks Group Ltd.(a)	1,428,000	2,393,085
Maoyan Entertainment(a)(e)	270,000	515,125
Uxin Ltd., ADR(a)(b)	75,125	87,145

		2,995,355
IT Services — 2.9%
AGTech Holdings Ltd.(a)	800,000	22,276
Chinasoft International Ltd.	1,282,000	1,360,111
Digital China Holdings Ltd.	400,000	294,946
Hi Sun Technology China Ltd.(a)	1,050,000	219,276
INESA Intelligent Tech Inc., Class B	172,500	77,625

		1,974,234
Machinery — 3.4%
China Yuchai International Ltd.	8,225	129,462
CIMC Enric Holdings Ltd.	430,000	271,613
CIMC Vehicles Group Co. Ltd., Class H(e)	91,500	81,977
First Tractor Co. Ltd., Class H(a)(b)	250,000	127,299
Kama Co. Ltd., Class B(a)	145,006	59,453
Lonking Holdings Ltd.	1,125,000	416,218
Sany Heavy Equipment International Holdings Co. Ltd.	652,000	731,229
Shang Gong Group Co. Ltd., Class B(a)	142,500	49,020
Shanghai Diesel Engine Co. Ltd., Class B	209,565	99,753
Shanghai Highly Group Co. Ltd., Class B	160,040	80,660
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	135,000	240,159

		2,286,843

Media — 1.1%
iClick Interactive Asia Group Ltd., ADR(a)(b)	30,875	454,171

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Mobvista Inc.(a)(e)	275,000	$266,232

		720,403
Metals & Mining — 3.7%
China Metal Recycling Holdings Ltd.(a)(c)	184,800	0	(d)
China Oriental Group Co. Ltd.(b)	650,000	204,451
China Zhongwang Holdings Ltd.(a)	970,000	285,098
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	145,000	173,275
Jinchuan Group International Resources Co. Ltd.	1,810,000	347,658
MMG Ltd.(a)	1,400,000	882,518
Shougang Fushan Resources Group Ltd.	1,200,000	303,196
Tiangong International Co. Ltd.	550,000	308,417
Untrade Real Gold Mining(c)	126,000	0	(d)

		2,504,613
Oil, Gas & Consumable Fuels — 1.3%
China Suntien Green Energy Corp. Ltd., Class H	975,000	304,163
Inner Mongolia Yitai Coal Co. Ltd., Class B	625,000	325,625
Sinopec Kantons Holdings Ltd.	600,000	231,265

		861,053
Paper & Forest Products — 0.0%
China Forestry Holdings Co. Ltd.(c)	306,000	0	(d)
Qunxing Paper Holdings Co. Ltd.(c)	148,000	0	(d)
Superb Summit International Group Ltd.(a)(c)	2,975	3

		3
Pharmaceuticals — 4.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	152,000	204,565
China Animal Healthcare Ltd.(a)(c)	140,000	0	(d)
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	527,500	421,600
China Shineway Pharmaceutical Group Ltd.	175,000	127,460
Consun Pharmaceutical Group Ltd.	250,000	105,384
Hua Han Health Industry Holdings Ltd.(a)(b)(c)	651,960	15,128
Lee’s Pharmaceutical Holdings Ltd.	137,500	102,628
Luye Pharma Group Ltd.(e)	1,037,500	700,819
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	150,000	90,882
Shanghai Haixin Group Co., Class B	260,000	88,660
Sihuan Pharmaceutical Holdings Group Ltd.	2,225,000	685,511
Tong Ren Tang Technologies Co. Ltd., Class H	336,000	228,697
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(e)	155,000	181,028

		2,952,362
Professional Services — 0.1%
Renrui Human Resources Technology Holdings Ltd.(a)	22,500	92,380

Real Estate Management & Development — 15.9%
Aoyuan Healthy Life Group Co. Ltd.	150,000	98,229
Beijing Capital Land Ltd., Class H	900,000	149,664
Beijing North Star Co. Ltd., Class H	472,000	93,702
C&D International Investment Group Ltd.(b)	175,000	301,843
Central China New Life Ltd.	175,000	157,915
Central China Real Estate Ltd.	500,038	223,031
China Logistics Property Holdings Co. Ltd.(a)(b)(e)	475,000	275,545
China Merchants Land Ltd.	750,000	112,152
China Overseas Grand Oceans Group Ltd.	986,000	541,468
China SCE Group Holdings Ltd.	1,000,800	414,132
China South City Holdings Ltd.	2,650,000	314,283
China Vast Industrial Urban Development Co. Ltd.(b)(e)	300,000	119,500
Colour Life Services Group Co. Ltd.(b)	225,000	110,218
Cosmopolitan International Holdings Ltd.(a)	1,050,000	173,255

Security	Shares	Value

Real Estate Management & Development (continued)
DaFa Properties Group Ltd.	150,000	$132,648
Dexin China Holdings Co. Ltd.(b)	475,000	181,247
E-House China Enterprise Holdings Ltd.	412,500	357,338
Fantasia Holdings Group Co. Ltd.	862,500	135,645
Ganglong China Property Group Ltd.(a)	279,000	214,357
Gemdale Properties & Investment Corp. Ltd.	3,400,000	525,953
Glory Sun Financial Group Ltd.(a)	8,300,000	347,735
Greenland Hong Kong Holdings Ltd.	500,000	160,493
Guorui Properties Ltd.	675,000	62,650
Huijing Holdings Co. Ltd.(b)	450,000	111,958
Jiayuan International Group Ltd.	850,000	330,912
Jingrui Holdings Ltd.	300,000	96,296
JY Grandmark Holdings Ltd.	200,000	79,924
Kaisa Prosperity Holdings Ltd.	34,000	81,523
KWG Living Group Holdings Ltd.(a)	525,000	627,373
LVGEM China Real Estate Investment Co. Ltd.	600,000	181,763
Poly Property Group Co. Ltd.	1,029,000	315,703
Powerlong Commercial Management Holdings Ltd.	87,500	279,735
Redco Properties Group Ltd.(e)	650,000	239,644
Redsun Properties Group Ltd.	600,000	212,701
Road King Infrastructure Ltd.	125,000	169,839
Ronshine China Holdings Ltd.	362,500	270,566
Shanghai Industrial Urban Development Group Ltd.	1,150,000	115,632
Shoucheng Holdings Ltd.(b)	1,051,600	267,057
Shui On Land Ltd.	2,187,500	335,569
Sichuan Languang Justbon Services Group Co. Ltd., Class H	18,400	110,177
Sino-Ocean Group Holding Ltd.	1,837,500	405,051
Skyfame Realty Holdings Ltd.	1,400,000	173,255
SOHO China Ltd.(a)	1,237,500	406,792
Xinji Shaxi Group Co. Ltd.	225,000	46,408
Yincheng International Holding Co. Ltd.	250,000	105,062
Yuzhou Group Holdings Co. Ltd.	1,186,000	457,133
Zhuguang Holdings Group Co. Ltd.(a)	850,000	189,562

		10,812,638
Road & Rail — 0.4%
CAR Inc.(a)	407,000	210,390
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	95,049	69,101

		279,491
Semiconductors & Semiconductor Equipment — 8.8%
GCL-Poly Energy Holdings Ltd.(a)	11,051,000	4,658,391
JinkoSolar Holding Co. Ltd., ADR(a)(b)	21,000	1,078,140
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	156,000	227,645

		5,964,176

Software — 0.2%
Inspur International Ltd.(a)	274,000	104,551

Specialty Retail — 1.0%
Boshiwa International Holding Ltd.(b)(c)	153,000	0	(d)
China Harmony Auto Holding Ltd.	462,500	197,942
China ZhengTong Auto Services Holdings Ltd.(a)	725,000	76,637
Grand Baoxin Auto Group Ltd.(a)	425,000	49,856
Mulsanne Group Holding Ltd.(a)(b)(e)	137,500	106,705
Pou Sheng International Holdings Ltd.(a)	1,250,000	270,711

		701,851
Technology Hardware, Storage & Peripherals — 0.6%
Ebang International Holdings Inc., Class A(a)	56,350	388,815

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.8%
361 Degrees International Ltd.	475,000	$108,993
China Dongxiang Group Co. Ltd.	1,900,000	213,088
China Lilang Ltd.	250,000	178,540
Cosmo Lady China Holdings Co. Ltd.(a)(e)	400,000	60,846
Fuguiniao Co. Ltd.(c)	43,200	0	(d)
JNBY Design Ltd.	112,500	172,288
Lu Thai Textile Co. Ltd., Class B	112,537	61,801
Weiqiao Textile Co., Class H	250,000	73,157
Xtep International Holdings Ltd.	750,000	357,725

		1,226,438

Trading Companies & Distributors — 0.4%
China Aircraft Leasing Group Holdings Ltd.	162,500	153,757
CITIC Resources Holdings Ltd.(a)	1,650,037	85,083

		238,840

Transportation Infrastructure — 1.8%
Anhui Expressway Co. Ltd., Class H	250,000	163,716
COSCO SHIPPING International Hong Kong Co. Ltd.	316,000	99,395
Hainan Meilan International Airport Co. Ltd., Class H(a)	80,000	343,416
Sichuan Expressway Co. Ltd., Class H	400,000	98,487
Tianjin Port Development Holdings Ltd.	1,100,000	93,588
Yuexiu Transport Infrastructure Ltd.	600,000	430,044

		1,228,646

Water Utilities — 0.7%
China Everbright Water Ltd.	510,000	86,297
China Water Affairs Group Ltd.	470,000	370,191

		456,488

Total Common Stocks — 99.9% (Cost: $60,790,447)		67,817,431

Security	Shares	Value

Short-Term Investments

Money Market Funds — 10.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	6,447,414	$6,451,282
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	950,000	950,000

		7,401,282

Total Short-Term Investments — 10.9% (Cost: $7,397,134)		7,401,282

Total Investments in Securities — 110.8% (Cost: $68,187,581)		75,218,713

Other Assets, Less Liabilities — (10.8)%		(7,329,465)

Net Assets — 100.0%		$67,889,248

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,354,349	$—		$(1,899,806	)(a)	$(1,551)	$(1,710)	$6,451,282	6,447,414	$165,818	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	910,000	(a)	—		—	—	950,000	950,000	21		—

						$(1,551)	$(1,710)	$7,401,282		$165,839		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI China Small-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free	5	03/19/21	$318	$(10,778)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$10,778

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(29,536)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,778)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$105,892

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$67,726,490	$—	$90,941	$67,817,431
Money Market Funds	7,401,282	—	—	7,401,282

	$75,127,772	$—	$90,941	$75,218,713

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(10,778)	$—	$—	$(10,778)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 0.3%
Selamat Sempurna Tbk PT	12,781,200	$1,171,311

Automobiles — 5.0%
Astra International Tbk PT	49,317,830	18,701,986

Banks — 40.3%
Bank BTPN Syariah Tbk PT	8,073,700	2,324,590
Bank Central Asia Tbk PT	27,590,358	65,003,968
Bank Mandiri Persero Tbk PT	37,469,860	16,182,559
Bank Negara Indonesia Persero Tbk PT	24,182,058	10,104,160
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	14,671,536	1,633,033
Bank Pembangunan Daerah Jawa Timur Tbk PT	23,814,300	1,413,138
Bank Rakyat Indonesia Persero Tbk PT	151,820,660	50,215,963
Bank Syariah Indonesia Tbk PT(a)	1,574,900	325,155
Bank Tabungan Negara Persero Tbk PT	18,794,026	2,731,997

		149,934,563
Capital Markets — 0.4%
Pacific Strategic Financial Tbk PT(a)	25,900,300	1,491,450
Pool Advista Indonesia Tbk PT(a)(b)	7,126,300	5

		1,491,455
Chemicals — 1.9%
Barito Pacific Tbk PT(a)	90,175,600	6,965,812

Construction & Engineering — 1.6%
Agung Semesta Sejahtera Tbk PT(a)	30,569,008	107,335
PP Persero Tbk PT	15,781,922	1,789,874
Waskita Karya Persero Tbk PT	21,573,500	2,158,865
Wijaya Karya Persero Tbk PT	15,298,570	1,869,348

		5,925,422
Construction Materials — 3.5%
Indocement Tunggal Prakarsa Tbk PT	5,259,044	4,616,436
Semen Indonesia Persero Tbk PT	9,825,455	7,037,896
Waskita Beton Precast Tbk PT	70,081,700	1,269,739

		12,924,071
Diversified Telecommunication Services — 11.6%
Inovisi Infracom Tbk PT(b)	9,476,400	0	(c)
Link Net Tbk PT	6,857,400	1,589,145
Sarana Menara Nusantara Tbk PT	55,574,200	4,936,894
Telkom Indonesia Persero Tbk PT	127,446,390	31,235,105
Tower Bersama Infrastructure Tbk PT	35,926,800	5,474,800

		43,235,944
Electronic Equipment, Instruments & Components — 0.4%
Erajaya Swasembada Tbk PT(a)	8,887,100	1,641,367

Energy Equipment & Services — 0.1%
Pelayaran Tamarin Samudra Tbk PT(a)	87,360,300	306,743

Food Products — 6.8%
Astra Agro Lestari Tbk PT	401,600	317,275
Charoen Pokphand Indonesia Tbk PT	23,948,825	10,343,067
Indofood CBP Sukses Makmur Tbk PT	7,821,054	4,709,658
Indofood Sukses Makmur Tbk PT	14,291,030	6,071,681
Inti Agri Resources Tbk PT(a)(b)	190,840,700	0	(c)
Japfa Comfeed Indonesia Tbk PT	21,663,300	2,335,194
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	17,731,000	1,649,830

		25,426,705

Security	Shares	Value

Gas Utilities — 1.1%
Perusahaan Gas Negara Tbk PT	39,134,607	$3,957,432

Health Care Providers & Services — 0.1%
Metro Healthcare Indonesia TBK PT(a)	15,023,700	333,391

Hotels, Restaurants & Leisure — 0.3%
Surya Permata Andalan Tbk PT(a)	31,429,000	1,158,724

Household Products — 3.2%
Unilever Indonesia Tbk PT	23,861,520	11,729,680

Insurance — 0.3%
Panin Financial Tbk PT(a)	79,610,078	1,285,837

Marine — 0.0%
Berlian Laju Tanker Tbk PT(a)	20,933,614	73,503
Trada Alam Minera Tbk PT(a)(b)	163,879,000	0	(c)

		73,503
Media — 1.4%
Media Nusantara Citra Tbk PT(a)	23,728,500	1,891,281
Surya Citra Media Tbk PT(a)	23,389,300	3,252,164

		5,143,445
Metals & Mining — 2.9%
Aneka Tambang Tbk	29,283,354	5,840,219
Merdeka Copper Gold Tbk PT(a)	22,507,100	4,472,970
Timah Tbk PT(a)	3,776,300	588,721

		10,901,910
Multiline Retail — 0.6%
Mitra Adiperkasa Tbk PT(a)	37,239,000	2,105,154

Oil, Gas & Consumable Fuels — 4.3%
Adaro Energy Tbk PT	50,768,239	4,206,919
AKR Corporindo Tbk PT	8,362,400	1,979,023
Bukit Asam Tbk PT	14,378,400	2,736,339
Indo Tambangraya Megah Tbk PT	2,115,100	1,812,094
Medco Energi Internasional Tbk PT(a)	39,863,286	1,945,575
Sekawan Intipratama Tbk PT(b)	30,572,100	21
Sugih Energy Tbk PT(a)(b)	39,886,700	28
United Tractors Tbk PT	2,136,096	3,382,652

		16,062,651
Paper & Forest Products — 3.3%
Indah Kiat Pulp & Paper Corp. Tbk PT	8,987,900	8,315,701
Pabrik Kertas Tjiwi Kimia Tbk PT	3,979,700	4,129,218

		12,444,919
Personal Products — 0.5%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	30,119,600	1,681,537

Pharmaceuticals — 2.0%
Kalbe Farma Tbk PT	70,279,385	7,254,965

Real Estate Management & Development — 3.9%
Bumi Serpong Damai Tbk PT(a)	31,812,922	2,591,502
Ciputra Development Tbk PT	41,330,913	3,352,332
Hanson International Tbk PT(a)(b)	372,896,535	0	(c)
Lippo Karawaci Tbk PT(a)	164,532,742	2,333,962
Pakuwon Jati Tbk PT(a)	71,138,177	2,747,612
Puradelta Lestari Tbk PT	65,212,200	1,071,605
Rimo International Lestari Tbk PT(a)(b)	54,096,000	0	(c)
Summarecon Agung Tbk PT(a)	41,871,658	2,425,851

		14,522,864

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Indonesia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.1%
Ace Hardware Indonesia Tbk PT	27,287,379	$2,922,279
Bintang Oto Global Tbk PT(a)	13,202,500	1,196,013

		4,118,292
Tobacco — 1.1%
Gudang Garam Tbk PT(a)	1,595,742	4,090,209

Transportation Infrastructure — 0.7%
Jasa Marga Persero Tbk PT	8,670,108	2,538,929

Wireless Telecommunication Services — 1.3%
Indosat Tbk PT(a)	6,008,800	2,341,913
Smartfren Telecom Tbk PT(a)	71,016,000	384,005
XL Axiata Tbk PT	14,612,600	2,257,565

		4,983,483

Total Common Stocks — 100.0% (Cost: $460,034,889)		372,112,304

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	80,000	80,000

Total Short-Term Investments — 0.0% (Cost: $80,000)		80,000

Total Investments in Securities — 100.0% (Cost: $460,114,889)		372,192,304

Other Assets, Less Liabilities — 0.0%		122,365

Net Assets — 100.0%		$372,314,669

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Rounds to less than $1.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$560,000	$—	$(480,000	)(a)	$—	$—	$80,000	80,000	$103	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	1	03/19/21	$67	$4,480

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Indonesia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,480

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$127,404

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(23,250)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$604,770

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$372,112,250	$—	$54	$372,112,304
Money Market Funds	80,000	—	—	80,000

	$372,192,250	$—	$54	$372,192,304

Derivative financial instruments(a)
Assets
Futures Contracts	$4,480	$—	$—	$4,480

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Peru ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 26.4%
Banco BBVA Peru SA	6,138,065	$4,154,217
Credicorp Ltd.	263,196	42,113,992
Intercorp Financial Services Inc.	107,418	3,748,888

		50,017,097
Construction & Engineering — 2.1%
Aenza SAA(a)	8,509,621	3,917,240

Construction Materials — 4.6%
Cementos Pacasmayo SAA	2,666,620	4,420,559
Union Andina de Cementos SAA	8,398,476	4,234,274

		8,654,833
Electric Utilities — 3.0%
Luz del Sur SAA	907,353	5,767,996

Food & Staples Retailing — 2.7%
InRetail Peru Corp.(b)	113,433	5,047,769

Food Products — 4.8%
Alicorp SAA	3,493,707	7,754,114
Casa Grande SAA	784,111	1,310,594

		9,064,708

Metals & Mining — 45.2%
Cia. de Minas Buenaventura SAA, ADR(a)	808,107	8,937,663
Corp. Aceros Arequipa SA, NVS	3,582,153	1,079,686
Fortuna Silver Mines Inc.(a)	469,746	3,550,924
Hochschild Mining PLC	2,758,590	8,292,092
MMG Ltd.(a)	7,908,000	4,984,965
Pan American Silver Corp.	122,539	4,070,115
Sociedad Minera Cerro Verde SAA(a)	242,768	6,311,968
Southern Copper Corp.	553,852	39,506,263
Volcan Cia. Minera SAA, Class B, NVS(a)	27,066,097	5,710,538
Wheaton Precious Metals Corp.	91,268	3,281,611

		85,725,825

Security	Shares	Value

Multiline Retail — 3.3%
Falabella SA	1,099,317	$4,558,889
Ripley Corp. SA	5,336,779	1,719,470

		6,278,359

Oil, Gas & Consumable Fuels — 1.3%
PetroTal Corp.(a)	10,059,961	2,496,509

Real Estate Management & Development — 2.5%
Parque Arauco SA	2,580,010	4,759,231

Trading Companies & Distributors — 3.1%
Ferreycorp SAA	10,387,216	5,976,943

Total Common Stocks — 99.0% (Cost: $189,576,234)		187,706,510

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	350,000	350,000

Total Short-Term Investments — 0.2% (Cost: $350,000)		350,000

Total Investments in Securities — 99.2% (Cost: $189,926,234)		188,056,510

Other Assets, Less Liabilities — 0.8%		1,457,473

Net Assets — 100.0%		$189,513,983

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$110,000	$240,000	(a)	$—	$—	$—	$350,000	350,000	$63	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	4	03/19/21	$268	$(9,381)

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Peru ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$9,381

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$51,153

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,469)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$344,610

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$187,706,510	$—	$—	$187,706,510
Money Market Funds	350,000	—	—	350,000

	$188,056,510	$—	$—	$188,056,510

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,381)	$—	$—	$(9,381)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Philippines ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.3%
Cebu Air Inc.(a)	435,080	$402,171

Banks — 14.2%
Bank of the Philippine Islands	3,857,015	7,074,904
BDO Unibank Inc.	3,036,074	6,601,521
Metropolitan Bank & Trust Co.	4,891,414	5,111,185
Security Bank Corp.	770,290	2,079,719

		20,867,329
Chemicals — 1.0%
D&L Industries Inc.	9,482,400	1,391,482

Diversified Financial Services — 2.3%
Metro Pacific Investments Corp.	40,226,050	3,374,279

Electric Utilities — 2.4%
Manila Electric Co.	640,540	3,577,624

Food & Staples Retailing — 2.2%
Cosco Capital Inc.	10,379,400	1,172,282
Puregold Price Club Inc.	2,715,360	2,070,658

		3,242,940
Food Products — 3.0%
Universal Robina Corp.	1,667,808	4,389,511

Hotels, Restaurants & Leisure — 4.5%
Bloomberry Resorts Corp.	13,067,865	2,154,636
Jollibee Foods Corp.	1,217,591	4,491,937

		6,646,573

Independent Power and Renewable Electricity Producers — 3.2%
Aboitiz Power Corp.	2,941,135	1,466,930
AC Energy Corp.	7,920,854	1,204,780
First Gen Corp.	3,199,447	1,965,035

		4,636,745

Industrial Conglomerates — 26.7%
Aboitiz Equity Ventures Inc.	4,336,837	3,767,471
Alliance Global Group Inc.	12,124,839	2,683,858
Ayala Corp.	591,728	9,122,270
DMCI Holdings Inc.	13,349,000	1,471,911
GT Capital Holdings Inc.	284,666	3,282,577
JG Summit Holdings Inc.	6,224,871	8,268,609
SM Investments Corp.	513,096	10,670,113

		39,266,809

Oil, Gas & Consumable Fuels — 1.6%
Petron Corp.	15,307,200	1,116,807
Semirara Mining & Power Corp.	4,378,000	1,151,346

		2,268,153

Real Estate Management & Development — 25.6%
Ayala Land Inc.	17,628,350	14,187,697

Security	Shares	Value

Real Estate Management & Development (continued)
DoubleDragon Properties Corp.(a)	3,555,890	$1,115,430
Filinvest Land Inc.	47,134,590	1,117,164
Megaworld Corp.	34,586,960	2,580,478
Robinsons Land Corp.	1,915,306	772,912
SM Prime Holdings Inc.	22,269,235	16,591,773
Vista Land & Lifescapes Inc.	14,625,900	1,308,252

		37,673,706
Specialty Retail — 1.9%
AllHome Corp.	5,504,800	913,307
Wilcon Depot Inc.	5,174,200	1,908,866

		2,822,173
Transportation Infrastructure — 4.3%
International Container Terminal Services Inc.	2,572,043	6,355,894

Water Utilities — 0.3%
Manila Water Co. Inc.(a)	1,417,629	455,792

Wireless Telecommunication Services — 6.4%
Globe Telecom Inc.	94,020	3,925,897
PLDT Inc.	203,264	5,395,796

		9,321,693

Total Common Stocks — 99.9% (Cost: $176,258,102)		146,692,874

Rights

Airlines — 0.0%
Cebu Air Inc., (Expires 03/05/21)(a)	238,400	33,657

Total Rights — 0.0% (Cost: $0)		33,657

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	90,000	90,000

Total Short-Term Investments — 0.0% (Cost: $90,000)		90,000

Total Investments in Securities — 99.9% (Cost: $176,348,102)		146,816,531

Other Assets, Less Liabilities — 0.1%		104,561

Net Assets — 100.0%		$146,921,092

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Philippines ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$90,000	(a)	$—	$—	$—	$90,000	90,000	$61	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	2	03/19/21	$134	$(2,124)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,124

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$24,064

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$52,007

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,498,558

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Philippines ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$146,692,874	$—	$—	$146,692,874
Rights	—	33,657	—	33,657
Money Market Funds	90,000	—	—	90,000

	$146,782,874	$33,657	$—	$146,816,531

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,124)	$—	$—	$(2,124)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Poland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.7%
Alior Bank SA(a)(b)	172,739	$1,010,056
Bank Handlowy w Warszawie SA(a)(b)	192,777	2,018,445
Bank Millennium SA(a)	3,230,654	3,580,364
Bank Polska Kasa Opieki SA(a)	589,753	10,734,872
mBank SA(a)	73,019	4,344,129
Powszechna Kasa Oszczednosci Bank Polski SA(a)	3,116,468	25,217,554
Santander Bank Polska SA(a)	156,387	8,833,716

		55,739,136

Capital Markets — 0.8%
Warsaw Stock Exchange(b)	157,978	1,889,476

Chemicals — 1.5%
Ciech SA(a)	174,725	1,601,927
Grupa Azoty SA(a)(b)	259,386	2,092,609

		3,694,536

Construction & Engineering — 2.2%
Budimex SA	57,190	5,320,107

Consumer Finance — 1.7%
KRUK SA(a)(b)	87,132	4,227,006

Diversified Telecommunication Services — 2.1%
Orange Polska SA(a)	3,023,816	5,126,557

Electric Utilities — 5.2%
Enea SA(a)(b)	1,226,940	2,147,672
PGE Polska Grupa Energetyczna SA(a)	3,855,775	6,879,693
Tauron Polska Energia SA(a)(b)	5,407,488	3,716,487

		12,743,852

Entertainment — 7.7%
CD Projekt SA(a)(b)	243,562	15,471,104
PlayWay SA	5,738	848,807
TEN Square Games SA	18,804	2,514,066

		18,833,977

Food & Staples Retailing — 5.3%
Dino Polska SA(a)(b)(c)	170,902	11,296,196
Eurocash SA(a)(b)	472,231	1,629,126

		12,925,322

Health Care Equipment & Supplies — 0.6%
Mercator Medical SA(a)(b)	15,120	1,388,273

Health Care Providers & Services — 1.0%
Neuca SA(b)	13,608	2,550,039

Hotels, Restaurants & Leisure — 1.4%
AmRest Holdings SE(a)(b)	416,107	3,569,217

Insurance — 6.6%
Powszechny Zaklad Ubezpieczen SA(a)	2,074,762	16,303,770

Security	Shares	Value

Internet & Direct Marketing Retail — 6.2%
Allegro.eu SA(a)(c)	879,928	$15,194,633

Media — 3.9%
Cyfrowy Polsat SA	1,243,329	9,546,609

Metals & Mining — 11.5%
Jastrzebska Spolka Weglowa SA(a)(b)	308,360	2,920,678
KGHM Polska Miedz SA(a)	498,629	25,347,777

		28,268,455

Oil, Gas & Consumable Fuels — 11.0%
Grupa Lotos SA	441,292	4,984,202
Polski Koncern Naftowy ORLEN SA	698,835	11,039,372
Polskie Gornictwo Naftowe i Gazownictwo SA	7,393,133	11,115,105

		27,138,679

Software — 2.0%
Asseco Poland SA	275,015	4,917,311

Textiles, Apparel & Luxury Goods — 6.4%
CCC SA(a)(b)	187,441	4,784,657
LPP SA(a)	5,215	10,955,588

		15,740,245

Total Common Stocks — 99.8% (Cost: $323,788,956)		245,117,200

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	24,333,147	24,347,747
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,760,000	1,760,000

		26,107,747

Total Short-Term Investments — 10.6% (Cost: $26,106,050)		26,107,747

Total Investments in Securities — 110.4% (Cost: $349,895,006)		271,224,947

Other Assets, Less Liabilities — (10.4)%		(25,487,847)

Net Assets — 100.0%		$245,737,100

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Poland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,967,786	$18,384,284	(a)	$—	$(2,996)	$(1,327)	$24,347,747	24,333,147	$148,685	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,381,000	379,000	(a)	—	—	—	1,760,000	1,760,000	657		—

					$(2,996)	$(1,327)	$26,107,747		$149,342		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	8	03/19/21	$535	$28,125

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$28,125

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$194,685

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,971)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$899,110

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Poland ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$245,117,200	$—	$—	$245,117,200
Money Market Funds	26,107,747	—	—	26,107,747

	$271,224,947	$—	$—	$271,224,947

Derivative financial instruments(a)
Assets
Futures Contracts	$28,125	$—	$—	$28,125

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Qatar ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
Gulf Warehousing Co.	773,344	$1,050,295

Banks — 46.9%
Commercial Bank PSQC (The)	2,845,885	3,298,594
Doha Bank QPSC(a)	2,895,594	1,748,680
Masraf Al Rayan QSC	4,454,517	5,229,467
Qatar First Bank(a)	1,843,865	885,830
Qatar International Islamic Bank QSC	1,154,973	2,647,061
Qatar Islamic Bank SAQ	1,434,842	6,100,585
Qatar National Bank QPSC	4,243,322	19,822,700

		39,732,917

Chemicals — 3.6%
Mesaieed Petrochemical Holding Co.	5,934,138	3,021,226

Construction Materials — 0.8%
Qatar National Cement Co. QSC	578,063	643,406

Diversified Financial Services — 0.8%
Salam International Investment Ltd. QSC(a)	4,087,011	648,591

Diversified Telecommunication Services — 3.3%
Ooredoo QPSC	1,341,756	2,797,899

Energy Equipment & Services — 1.2%
Gulf International Services QSC(a)	2,517,011	1,009,504

Food & Staples Retailing — 1.6%
Al Meera Consumer Goods Co. QSC	233,048	1,325,356

Food Products — 1.0%
Baladna	1,897,933	828,540

Health Care Providers & Services — 1.2%
Medicare Group	422,783	996,104

Industrial Conglomerates — 10.7%
Aamal Co.	3,695,520	910,720
Industries Qatar QSC	2,275,064	7,122,282
Mannai Corp. QSC	466,000	369,256
Qatar Industrial Manufacturing Co. QSC	883,307	665,004

		9,067,262

Insurance — 1.9%
Qatar Insurance Co. SAQ	2,663,048	1,650,072

Security	Shares	Value

Marine — 2.4%
Qatar Navigation QSC	1,029,833	$2,035,905

Metals & Mining — 2.0%
Qatar Aluminum Manufacturing Co.	5,749,858	1,689,486

Multi-Utilities — 4.3%
Qatar Electricity & Water Co. QSC	782,125	3,685,472

Oil, Gas & Consumable Fuels — 7.8%
Qatar Fuel QSC	710,989	3,250,147
Qatar Gas Transport Co. Ltd.	3,712,907	3,318,148

		6,568,295

Real Estate Management & Development — 7.6%
Barwa Real Estate Co.	3,146,546	2,759,171
Ezdan Holding Group QSC(a)	3,341,279	1,403,435
Mazaya Real Estate Development QPSC(a)	2,386,793	782,110
United Development Co. QSC	3,619,839	1,453,778

		6,398,494

Wireless Telecommunication Services — 1.6%
Vodafone Qatar QSC	3,617,587	1,401,930

Total Common Stocks — 99.9% (Cost: $72,186,548)		84,550,754

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	180,000	180,000

Total Short-Term Investments — 0.2% (Cost: $180,000)		180,000

Total Investments in Securities — 100.1% (Cost: $72,366,548)		84,730,754

Other Assets, Less Liabilities — (0.1)%		(77,786)

Net Assets — 100.0%		$84,652,968

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$30,000	$150,000	(a)	$—	$—	$—	$180,000	180,000	$59	$—

(a)	Represents net amount purchased (sold).

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Qatar ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	3	03/19/21	$201	$(5,902)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,902

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$31,751

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,699)

Aveage Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:

Average notional value of contracts — long	$105,283

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$84,550,754	$—	$—	$84,550,754
Money Market Funds	180,000	—	—	180,000

	$84,730,754	$—	$—	$84,730,754

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,902)	$—	$—	$(5,902)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 36.9%
Al Rajhi Bank	3,291,988	$79,874,926
Alinma Bank(a)	3,278,245	14,160,130
Arab National Bank	1,921,380	9,918,122
Bank AlBilad	1,282,935	11,271,219
Bank Al-Jazira	1,493,442	5,359,747
Banque Saudi Fransi	1,943,655	14,458,865
National Commercial Bank	3,744,480	46,924,559
Riyad Bank	4,195,438	22,148,960
Samba Financial Group	3,154,546	28,387,129
Saudi British Bank (The)	2,601,569	16,758,807

		249,262,464

Building Products — 0.3%
Saudi Ceramic Co.(a)	146,915	2,040,867

Chemicals — 16.1%
Advanced Petrochemical Co.	389,270	7,037,063
Alujain Holding(a)	89,357	1,224,623
National Industrialization Co.(a)	1,253,324	4,979,210
SABIC Agri-Nutrients Co.	305,391	7,930,965
Sahara International Petrochemical Co.	1,317,591	6,674,904
Saudi Basic Industries Corp.	2,392,438	67,999,971
Saudi Industrial Investment Group	829,552	6,259,518
Saudi Kayan Petrochemical Co.(a)	198,186	784,184
Yanbu National Petrochemical Co.	324,353	6,166,210

		109,056,648

Construction Materials — 4.7%
Arabian Cement Co./Saudi Arabia	222,370	2,502,070
City Cement Co.	302,719	2,122,786
Eastern Province Cement Co.	190,524	2,148,824
Najran Cement Co.	438,546	2,336,262
Northern Region Cement Co.	486,709	1,588,406
Qassim Cement Co. (The)	172,022	3,944,512
Saudi Cement Co.	281,317	4,755,499
Southern Province Cement Co.	242,397	5,506,526
Yamama Cement Co.	393,541	3,179,387
Yanbu Cement Co.	303,592	3,723,565

		31,807,837

Diversified Telecommunication Services — 7.2%
Saudi Telecom Co.	1,541,673	48,833,689

Electric Utilities — 2.3%
Saudi Electricity Co.	2,789,323	15,677,624

Equity Real Estate Investment Trusts (REITs) — 0.2%
Jadwa REIT Saudi Fund	414,718	1,607,786

Food & Staples Retailing — 0.8%
Abdullah Al Othaim Markets Co.	162,962	5,309,680

Food Products — 4.3%
Almarai Co. JSC	844,049	11,477,536
Aseer Trading Tourism & Manufacturing Co.(a)	387,346	2,189,504
Halwani Brothers Co.	32,303	1,037,003
National Agriculture Development Co. (The)(a)	230,458	1,926,372
Saudi Fisheries Co.(a)	48,723	727,500
Saudia Dairy & Foodstuff Co.	65,156	2,727,501
Savola Group (The)	893,832	8,972,877

		29,058,293

Security	Shares	Value

Gas Utilities — 0.2%
National Gas & Industrialization Co.(a)	188,656	$1,559,348

Health Care Providers & Services — 3.1%
Al Hammadi Co. for Development and Investment(a)	268,293	1,977,950
Dallah Healthcare Co.	159,335	2,289,870
Dr Sulaiman Al Habib Medical Services Group Co.	150,973	4,790,238
Middle East Healthcare Co.(a)	174,626	1,559,784
Mouwasat Medical Services Co.	186,300	6,825,122
National Medical Care Co.	112,389	1,561,249
Saudi Chemical Co. Holding(a)	207,912	1,920,851

		20,925,064

Hotels, Restaurants & Leisure — 1.7%
Dur Hospitality Co.	220,176	1,678,985
Herfy Food Services Co.	113,494	2,030,515
Leejam Sports Co. JSC(a)	96,526	1,819,594
Saudi Airlines Catering Co.	154,300	3,040,334
Seera Group Holding(a)	580,452	2,671,271

		11,240,699

Insurance — 2.0%
Al Rajhi Co. for Co-operative Insurance(a)	83,482	1,885,329
Bupa Arabia for Cooperative Insurance Co.(a)	199,685	6,357,123
Co for Cooperative Insurance (The)(a)	232,022	4,912,024

		13,154,476

Media — 0.4%
Saudi Research & Marketing Group(a)	145,365	3,015,437

Metals & Mining — 2.9%
Saudi Arabian Mining Co.(a)	1,437,138	19,695,745

Oil, Gas & Consumable Fuels — 8.4%
Aldrees Petroleum and Transport Services Co.	124,057	2,232,728
Rabigh Refining & Petrochemical Co.(a)	830,811	3,229,763
Saudi Arabian Oil Co.(b)	5,568,589	51,298,427

		56,760,918

Pharmaceuticals — 0.4%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	251,830	2,732,831

Professional Services — 0.3%
Maharah Human Resources Co.	85,378	1,741,479

Real Estate Management & Development — 1.8%
Arriyadh Development Co.	403,070	1,949,524
Dar Al Arkan Real Estate Development Co.(a)	1,976,847	4,633,112
Emaar Economic City(a)	1,477,704	3,628,757
Saudi Real Estate Co.(a)	454,095	1,854,882

		12,066,275

Road & Rail — 0.6%
Saudi Public Transport Co.(a)	326,092	2,069,321
United International Transportation Co.	172,547	1,759,745

		3,829,066

Specialty Retail — 2.3%
Fawaz Abdulaziz Al Hokair & Co.(a)	334,420	1,738,753
Jarir Marketing Co.	205,174	9,354,687
Saudi Co. For Hardware CJSC	96,036	1,536,371
United Electronics Co.	123,663	3,115,892

		15,745,703

Thrifts & Mortgage Finance — 0.1%
Amlak International for Real	94,841	525,476

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Saudi Arabia ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.6%
Saudi Ground Services Co.(a)	351,836	$2,781,479
Saudi Industrial Services Co.	103,458	1,044,097

		3,825,576
Wireless Telecommunication Services — 2.3%
Etihad Etisalat Co.(a)	1,292,919	9,893,821
Mobile Telecommunications Co.(a)	1,616,108	5,774,123

		15,667,944

Total Common Stocks — 99.9% (Cost: $560,759,480)		675,140,925

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.9% (Cost: $560,779,480)		675,160,925

Other Assets, Less Liabilities — 0.1%		707,795

Net Assets — 100.0%		$675,868,720

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$1,200,000	$—	$(1,180,000	)(a)	$—	$—	$20,000	20,000	$276	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini Index	3	03/19/21	$201	$13,441

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Saudi Arabia ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$13,441

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$170,727

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$11,899

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$852,812

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$675,140,925	$—	$—	$675,140,925
Money Market Funds	20,000	—	—	20,000

	$675,160,925	$—	$—	$675,160,925

Derivative financial instruments(a)
Assets
Futures Contracts	$13,441	$—	$—	$13,441

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.4%
Aramex PJSC	570,648	$602,784

Airlines — 3.0%
Air Arabia PJSC	2,206,828	757,008

Banks — 43.2%
Abu Dhabi Commercial Bank PJSC	621,141	1,061,967
Abu Dhabi Islamic Bank PJSC	865,207	1,175,390
Dubai Islamic Bank PJSC	837,580	1,083,132
Emirates NBD Bank PJSC	972,057	2,963,951
First Abu Dhabi Bank PJSC	1,110,646	4,444,822

		10,729,262

Building Products — 0.9%
National Central Cooling Co. PJSC	305,262	232,698

Capital Markets — 4.1%
Dubai Financial Market PJSC	2,474,144	673,576
SHUAA Capital PSC(a)	1,892,582	350,368

		1,023,944

Construction & Engineering — 0.6%
Arabtec Holding PJSC(a)	2,433,366	7
Drake & Scull International PJSC(a)(b)	2,972,998	136,357

		136,364

Diversified Financial Services — 4.6%
Al Waha Capital PJSC(a)	1,679,656	557,881
Amanat Holdings PJSC	2,099,024	459,446
Gulf General Investment Co.(a)(b)	7,295,803	123,128

		1,140,455

Diversified Telecommunication Services — 15.0%
Emirates Telecommunications Group Co. PJSC	688,821	3,731,821

Energy Equipment & Services — 1.9%
Lamprell PLC(a)	446,317	469,245

Food Products — 3.0%
Agthia Group PJSC	410,858	755,017

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	112,588	2

Hotels, Restaurants & Leisure — 0.4%
DXB Entertainments PJSC(a)	5,189,000	107,364

Security	Shares	Value

Industrial Conglomerates — 3.2%
Dubai Investments PJSC	2,016,924	$790,703

Oil, Gas & Consumable Fuels — 2.8%
Dana Gas PJSC	3,620,137	682,998

Real Estate Management & Development — 14.5%
Aldar Properties PJSC	1,143,310	1,132,992
DAMAC Properties Dubai Co. PJSC(a)	2,027,172	651,229
Deyaar Development PJSC(a)	511,818	37,482
Emaar Development PJSC(a)	23,362	16,982
Emaar Malls PJSC(a)	39,171	18,022
Emaar Properties PJSC(a)	1,066,354	1,013,184
Eshraq Investments PJSC(a)	2,111,286	169,563
RAK Properties PJSC	1,831,997	271,821
Union Properties PJSC(a)	3,928,174	280,190

		3,591,465

Thrifts & Mortgage Finance — 0.3%
Amlak Finance PJSC(a)	1,111,937	66,598

Total Common Stocks — 99.9% (Cost: $25,524,882)		24,817,728

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.1% (Cost: $20,000)		20,000

Total Investments in Securities — 100.0% (Cost: $25,544,882)		24,837,728

Other Assets, Less Liabilities — 0.0%		6,672

Net Assets — 100.0%		$24,844,400

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$—	$(40,000	)(a)	$—	$—	$20,000	20,000	$7	$—

(a)	Represents net amount purchased (sold).

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI UAE ETF

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(1,341)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$24,558,234	$7	$259,487	$24,817,728
Money Market Funds	20,000	—	—	20,000

	$24,578,234	$7	$259,487	$24,837,728

The following table includes a rollforward for the six months ended February 28, 2021 of investments whose values are classified as Level 3 as of the beginning or end of the period.

Common Stocks

Opening Balance as of August 31, 2020(a)	$274,624
Realized gain (loss) and change in unrealized appreciation/depreciation	—
Purchases	(15,137)
Sales	—
Transfers in	—
Transfers out	—

Closing Balance, as of February 28, 2021	$259,487

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(15,137)

(a)	Represents the value as of the beginning of the reporting period.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $2. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Common Stock	$259,485	Market	Discount Rate	46% - 52%		49%

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

See notes to financial statements.

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$7,491,498	$103,989,356	$6,637,081,849	$67,817,431
Affiliated(c)	161,615	20,000	206,988,469	7,401,282
Cash	5,290	1,610	6,323	3,458
Foreign currency, at value(d)	5,778	199,673	26,601,350	169,873
Cash pledged:
Futures contracts	—	79,000	460,000	110,000
Receivables:
Investments sold	519,612	6,724,720	102,419,644	2,460,646
Securities lending income — Affiliated	110	—	115,428	19,061
Capital shares sold	—	—	—	422,315
Dividends	—	203,489	393,297	—

Total assets	8,183,903	111,217,848	6,974,066,360	78,404,066

LIABILITIES
Collateral on securities loaned, at value	160,931	—	204,385,129	6,449,778
Payables:
Investments purchased	495,855	6,283,367	108,973,103	3,805,668
Variation margin on futures contracts	—	15,616	89,843	41,726
Capital shares redeemed	—	—	—	185,250
Investment advisory fees	1,467	48,851	3,143,186	32,396

Total liabilities	658,253	6,347,834	316,591,261	10,514,818

NET ASSETS	$7,525,650	$104,870,014	$6,657,475,099	$67,889,248

NET ASSETS CONSIST OF:
Paid-in capital	$15,250,672	$162,332,292	$4,820,779,994	$59,375,959
Accumulated earnings (loss)	(7,725,022)	(57,462,278)	1,836,695,105	8,513,289

NET ASSETS	$7,525,650	$104,870,014	$6,657,475,099	$67,889,248

Shares outstanding	300,000	7,000,000	77,000,000	1,150,000

Net asset value	$25.09	$14.98	$86.46	$59.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$151,734	$—	$195,364,770	$6,031,567
(b) Investments, at cost — Unaffiliated	$10,163,239	$96,179,623	$4,222,868,837	$60,790,447
(c) Investments, at cost — Affiliated	$161,593	$20,000	$206,855,744	$7,397,134
(d) Foreign currency, at cost	$5,705	$203,581	$26,613,147	$169,943

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$372,112,304	$187,706,510	$146,726,531	$245,117,200
Affiliated(c)	80,000	350,000	90,000	26,107,747
Cash	79	1,600	8,982	6,299
Foreign currency, at value(d)	213,897	27,790	138,614	196,509
Cash pledged:
Futures contracts	5,000	18,000	9,000	44,000
Receivables:
Investments sold	7,615,983	9,749,977	1,571,617	2,739,327
Securities lending income — Affiliated	—	—	—	20,877
Dividends	9,467	7,293	36,624	22
Tax reclaims	—	—	—	423,682

Total assets	380,036,730	197,861,170	148,581,368	274,655,663

LIABILITIES
Collateral on securities loaned, at value	—	—	—	24,342,734
Payables:
Investments purchased	7,554,526	8,262,731	1,593,810	2,752,140
Variation margin on futures contracts	945	3,780	1,890	8,483
Capital shares redeemed	3,536	—	—	34,701
Investment advisory fees	163,054	80,477	64,576	113,442
Professional fees	—	—	—	50,000
Foreign taxes	—	199	—	—
IRS compliance fee for foreign withholding tax claims	—	—	—	1,617,063

Total liabilities	7,722,061	8,347,187	1,660,276	28,918,563

NET ASSETS	$372,314,669	$189,513,983	$146,921,092	$245,737,100

NET ASSETS CONSIST OF:
Paid-in capital	$610,148,585	$327,613,133	$239,433,095	$432,623,101
Accumulated loss	(237,833,916)	(138,099,150)	(92,512,003)	(186,886,001)

NET ASSETS	$372,314,669	$189,513,983	$146,921,092	$245,737,100

Shares outstanding	16,050,000	5,100,000	4,800,000	13,000,000

Net asset value	$23.20	$37.16	$30.61	$18.90

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$21,672,393
(b) Investments, at cost — Unaffiliated	$460,034,889	$189,576,234	$176,258,102	$323,788,956
(c) Investments, at cost — Affiliated	$80,000	$350,000	$90,000	$26,106,050
(d) Foreign currency, at cost	$215,637	$27,850	$139,407	$194,966

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$84,550,754	$675,140,925	$24,817,728
Affiliated(b)	180,000	20,000	20,000
Cash	350	1,098	2,239
Foreign currency, at value(c)	257,316	532,314	97
Cash pledged:
Futures contracts	14,000	14,000	—
Receivables:
Investments sold	4,497,642	4,129,468	247,708

Total assets	89,500,062	679,837,805	25,087,772

LIABILITIES
Payables:
Investments purchased	2,110,347	3,590,892	232,983
Variation margin on futures contracts	2,835	2,835	—
Capital shares redeemed	2,695,232	—	—
Investment advisory fees	38,680	375,358	10,389

Total liabilities	4,847,094	3,969,085	243,372

NET ASSETS	$84,652,968	$675,868,720	$24,844,400

NET ASSETS CONSIST OF:
Paid-in capital	$97,655,059	$697,064,042	$65,766,647
Accumulated loss	(13,002,091)	(21,195,322)	(40,922,247)

NET ASSETS	$84,652,968	$675,868,720	$24,844,400

Shares outstanding	4,700,000	20,550,000	1,950,000

Net asset value	$18.01	$32.89	$12.74

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$72,186,548	$560,759,480	$25,524,882
(b) Investments, at cost — Affiliated	$180,000	$20,000	$20,000
(c) Foreign currency, at cost	$257,316	$532,314	$95

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Argentina and Global Exposure ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI China ETF	iShares MSCI China Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$42,025	$1,298,787	$12,894,669	$267,319
Dividends — Affiliated	3	302	1,805	21
Interest — Unaffiliated	—	—	389	—
Securities lending income — Affiliated — net	1,177	—	747,098	165,818
Foreign taxes withheld	(4,503)	(84,545)	(557,173)	(2,415)

Total investment income	38,702	1,214,544	13,086,788	430,743

EXPENSES
Investment advisory fees	21,067	301,311	18,600,173	155,790
Commitment fees	—	502	—	—

Total expenses	21,067	301,813	18,600,173	155,790

Less:
Investment advisory fees waived	(12,497)	—	—	—

Total expenses after fees waived	8,570	301,813	18,600,173	155,790

Net investment income (loss)	30,132	912,731	(5,513,385)	274,953

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(105,278)	4,823,636	(106,649,907)	1,436,254
Investments — Affiliated	(107)	—	8,356	(1,551)
In-kind redemptions — Unaffiliated	167,065	—	197,073,335	10,380,793
Futures contracts	—	126,681	102,079	(29,536)
Foreign currency transactions	79	(8,302)	80,740	46

Net realized gain	61,759	4,942,015	90,614,603	11,786,006

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	848,168	4,334,021	839,283,890	6,305,396
Investments — Affiliated	(6)	—	(89,316)	(1,710)
Futures contracts	—	(32,804)	854,640	(10,778)
Foreign currency translations	(30)	39,707	(18,806)	(428)

Net change in unrealized appreciation (depreciation)	848,132	4,340,924	840,030,408	6,292,480

Net realized and unrealized gain	909,891	9,282,939	930,645,011	18,078,486

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$940,023	$10,195,670	$925,131,626	$18,353,439

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares MSCI Indonesia ETF	iShares MSCI Peru ETF	iShares MSCI Philippines ETF	iShares MSCI Poland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$982,920	$1,146,527	$428,486	$461,967
Dividends — Affiliated	103	63	61	657
Securities lending income — Affiliated — net	—	—	—	148,685
Foreign taxes withheld	(147,438)	(39,607)	(128,545)	(69,295)
IRS Compliance fee for foreign withholding tax claims	—	—	—	(54,608)

Total investment income	835,585	1,106,983	300,002	487,406

EXPENSES
Investment advisory fees	981,255	365,675	386,106	714,600

Total expenses	981,255	365,675	386,106	714,600

Net investment income (loss)	(145,670)	741,308	(86,104)	(227,194)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(24,258,047)	(16,301,221)	(6,658,889)	(29,711,478)
Investments — Affiliated	—	—	—	(2,996)
In-kind redemptions — Unaffiliated	8,011,584	(49,613)	168,258	15,905,081
Futures contracts	127,404	51,153	24,064	194,685
Foreign currency transactions	4,553	(2,398)	4,060	(64,543)

Net realized loss	(16,114,506)	(16,302,079)	(6,462,507)	(13,679,251)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	74,507,527	42,210,267	21,710,700	27,079,737
Investments — Affiliated	—	—	—	(1,327)
Futures contracts	(23,250)	(10,469)	52,007	(1,971)
Foreign currency translations	(4,111)	(3,008)	(4,739)	(13,289)

Net change in unrealized appreciation (depreciation)	74,480,166	42,196,790	21,757,968	27,063,150

Net realized and unrealized gain	58,365,660	25,894,711	15,295,461	13,383,899

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,219,990	$26,636,019	$15,209,357	$13,156,705

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares MSCI Qatar ETF	iShares MSCI Saudi Arabia ETF	iShares MSCI UAE ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$785,244	$2,997,784	$—
Dividends — Affiliated	59	276	7
Foreign taxes withheld	—	(268,441)	—

Total investment income	785,303	2,729,619	7

EXPENSES
Investment advisory fees	268,351	2,104,919	57,446
Commitment fees	468	2,482	132

Total expenses	268,819	2,107,401	57,578

Net investment income (loss)	516,484	622,218	(57,571)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(199,741)	(1,623,218)	(1,368,495)
In-kind redemptions — Unaffiliated	—	—	(183,006)
Futures contracts	31,751	170,727	(1,341)
Foreign currency transactions	(18,533)	(23,710)	(3,426)

Net realized loss	(186,523)	(1,476,201)	(1,556,268)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,976,530	81,219,131	2,686,301
Futures contracts	(5,699)	11,899	—
Foreign currency translations	(3,706)	(43)	(180)

Net change in unrealized appreciation (depreciation)	1,967,125	81,230,987	2,686,121

Net realized and unrealized gain	1,780,602	79,754,786	1,129,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,297,086	$80,377,004	$1,072,282

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Argentina and Global Exposure ETF			iShares MSCI Brazil Small-Cap ETF

	Six Months		Six Months
	Ended		Ended
	02/28/21	Year Ended	02/28/21	Year Ended
	(unaudited)	08/31/20	(unaudited)	08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$30,132	$91,845	$912,731	$1,862,222
Net realized gain (loss)	61,759	(4,138,853)	4,942,015	(22,261,611)
Net change in unrealized appreciation (depreciation)	848,132	3,575,461	4,340,924	(25,758,750)

Net increase (decrease) in net assets resulting from operations	940,023	(471,547)	10,195,670	(46,158,139)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(51,316)	(83,697)	(789,901)	(1,745,003)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,067,643)	(444,557)	(1,910,358)	38,690,019

NET ASSETS
Total increase (decrease) in net assets	(178,936)	(999,801)	7,495,411	(9,213,123)
Beginning of period	7,704,586	8,704,387	97,374,603	106,587,726

End of period	$7,525,650	$7,704,586	$104,870,014	$97,374,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares MSCI China ETF			iShares MSCI China Small-Cap ETF

	Six Months Ended		Six Months Ended
	02/28/21	Year Ended	02/28/21	Year Ended
	(unaudited)	08/31/20	(unaudited)	08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(5,513,385)	$69,566,503	$274,953	$1,362,014
Net realized gain (loss)	90,614,603	54,923,012	11,786,006	(3,352,902)
Net change in unrealized appreciation (depreciation)	840,030,408	1,445,423,955	6,292,480	7,431,126

Net increase in net assets resulting from operations	925,131,626	1,569,913,470	18,353,439	5,440,238

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(48,418,743)	(60,135,118)	(1,240,362)	(1,006,664)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(338,141,923)	1,020,199,183	(1,212,909)	28,325,140

NET ASSETS
Total increase in net assets	538,570,960	2,529,977,535	15,900,168	32,758,714
Beginning of period	6,118,904,139	3,588,926,604	51,989,080	19,230,366

End of period	$6,657,475,099	$6,118,904,139	$67,889,248	$51,989,080

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Indonesia ETF		iShares MSCI Peru ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(145,670)	$6,283,126	$741,308	$2,586,992
Net realized loss	(16,114,506)	(42,943,033)	(16,302,079)	(34,670,086)
Net change in unrealized appreciation (depreciation)	74,480,166	(56,398,313)	42,196,790	16,943,545

Net increase (decrease) in net assets resulting from operations	58,219,990	(93,058,220)	26,636,019	(15,139,549)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,756,122)	(4,209,575)	(896,102)	(2,716,932)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,040,906)	14,974,393	81,477,343	(63,584,709)

NET ASSETS
Total increase (decrease) in net assets	52,422,962	(82,293,402)	107,217,260	(81,441,190)
Beginning of period	319,891,707	402,185,109	82,296,723	163,737,913

End of period	$372,314,669	$319,891,707	$189,513,983	$82,296,723

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares MSCI Philippines ETF		iShares MSCI Poland ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(86,104)	$988,563	$(227,194)	$2,385,749
Net realized loss	(6,462,507)	(39,081,237)	(13,679,251)	(24,785,466)
Net change in unrealized appreciation (depreciation)	21,757,968	(20,239,837)	27,063,150	(2,150,036)

Net increase (decrease) in net assets resulting from operations	15,209,357	(58,332,511)	13,156,705	(24,549,753)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(326,016)	(924,498)	(1,475,580)	(8,800,235)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,530,984	(39,264,393)	(19,537,838)	26,365,968

NET ASSETS
Total increase (decrease) in net assets	28,414,325	(98,521,402)	(7,856,713)	(6,984,020)
Beginning of period	118,506,767	217,028,169	253,593,813	260,577,833

End of period	$146,921,092	$118,506,767	$245,737,100	$253,593,813

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Qatar ETF		iShares MSCI Saudi Arabia ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$516,484	$2,345,460	$622,218	$12,975,640
Net realized loss	(186,523)	(2,138,748)	(1,476,201)	(96,779,306)
Net change in unrealized appreciation (depreciation)	1,967,125	3,860,076	81,230,987	46,386,613

Net increase (decrease) in net assets resulting from operations	2,297,086	4,066,788	80,377,004	(37,417,053)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	—	(2,263,201)	(1,766,269)	(19,204,482)
Return of capital	—	(191,392)	—	—

Decrease in net assets resulting from distributions to shareholders	—	(2,454,593)	(1,766,269)	(19,204,482)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,867,593)	35,035,708	80,629,347	(73,341,055)

NET ASSETS
Total increase (decrease) in net assets	(2,570,507)	36,647,903	159,240,082	(129,962,590)
Beginning of period	87,223,475	50,575,572	516,628,638	646,591,228

End of period	$84,652,968	$87,223,475	$675,868,720	$516,628,638

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets (continued)

	iShares MSCI UAE ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(57,571)	$2,151,123
Net realized loss	(1,556,268)	(11,560,584)
Net change in unrealized appreciation (depreciation)	2,686,121	(4,188,764)

Net increase (decrease) in net assets resulting from operations	1,072,282	(13,598,225)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,763)	(2,128,226)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(14,396,107)	8,096,344

NET ASSETS
Total decrease in net assets	(13,332,588)	(7,630,107)
Beginning of period	38,176,988	45,807,095

End of period	$24,844,400	$38,176,988

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Argentina and Global Exposure ETF

	Six Months Ended						Period From
	02/28/21		Year Ended	Year Ended	Year Ended		04/25/17	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18		to 08/31/17

Net asset value, beginning of period.	$22.01		$19.34	$22.20	$25.71		$25.23

Net investment income(b)	0.10		0.17	0.27	0.63		0.03
Net realized and unrealized gain (loss)(c)	3.15		2.65	(2.88)	(3.61)		0.46

Net increase (decrease) from investment operations	3.25		2.82	(2.61)	(2.98)		0.49

Distributions(d)
From net investment income		(0.17)	(0.15)	(0.25)	(0.53)			(0.01)

Total distributions		(0.17)	(0.15)	(0.25)	(0.53)			(0.01)

Net asset value, end of period	$25.09		$22.01	$19.34	$22.20		$25.71

Total Return
Based on net asset value	14.72	%(e)	14.65%	(12.05)%	(12.00)%		2.00	%(e)

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.59%	0.59%		0.59	%(f)

Total expenses after fees waived	0.24	%(f)	0.24%	0.45%	0.59	%(g)	0.59	%(f)(g)

Net investment income	0.84	%(f)	0.85%	1.14%	2.22%		0.34	%(f)

Supplemental Data
Net assets, end of period (000)	$7,526		$7,705	$8,704	$22,203		$15,428

Portfolio turnover rate(h)	13	%(e)	51%	27%	42%		17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Revised from the previously reported value of 0.00% due to an error that was identified in the current year.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$13.62		$16.92		$11.87		$16.19		$11.51		$8.12

Net investment income(a)	0.13		0.23		0.50		0.40		0.36		0.24
Net realized and unrealized gain (loss)(b)	1.34		(3.30)		5.15		(4.01)		4.74		3.35

Net increase (decrease) from investment operations	1.47		(3.07)		5.65		(3.61)		5.10		3.59

Distributions(c)
From net investment income		(0.11)	(0.23)		(0.60)		(0.71)		(0.42)		(0.20)

Total distributions		(0.11)	(0.23)		(0.60)		(0.71)		(0.42)		(0.20)

Net asset value, end of period	$14.98		$13.62		$16.92		$11.87		$16.19		$11.51

Total Return
Based on net asset value	10.73	%(d)	(18.40)%		48.35%		(22.95)%		45.92%		45.17%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%		0.59%		0.59%		0.62%		0.63%

Net investment income	1.74	%(e)	1.51%		3.26%		2.55%		2.76%		2.77%

Supplemental Data
Net assets, end of period (000)	$104,870		$97,375		$106,588		$48,679		$62,316		$50,087

Portfolio turnover rate(f)	21	%(d)(g)	65	%(g)	47	%(g)	67	%(g)	58	%(g)	38	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:		21%	26%		30%		25%		26%		28%

See notes to financial statements.

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$75.92		$56.43	$60.85	$62.06	$46.87	$44.49

Net investment income (loss)(a)		(0.07)	0.90	0.95	1.05	0.86	0.97
Net realized and unrealized gain (loss)(b)	11.21		19.40	(4.49)	(1.10)	14.94	2.34

Net increase (decrease) from investment operations	11.14		20.30	(3.54)	(0.05)	15.80	3.31

Distributions(c)
From net investment income		(0.60)	(0.81)	(0.88)	(1.16)	(0.61)	(0.93)

Total distributions		(0.60)	(0.81)	(0.88)	(1.16)	(0.61)	(0.93)

Net asset value, end of period	$86.46		$75.92	$56.43	$60.85	$62.06	$46.87

Total Return
Based on net asset value	14.76	%(d)	36.29%	(5.76)%	(0.22)%	34.13%	7.63%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income (loss)	(0.17	)%(e)	1.43%	1.63%	1.57%	1.70%	2.24%

Supplemental Data
Net assets, end of period (000)	$6,657,475		$6,118,904	$3,588,927	$3,444,143	$2,594,247	$2,099,991

Portfolio turnover rate(f)	10	%(d)	16%	14%	14%	6%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$45.21		$38.46	$47.23	$48.50	$43.79	$41.08

Net investment income(a)	0.25		1.46	1.39	1.51	1.22	1.25
Net realized and unrealized gain (loss)(b)	14.75		6.48	(7.78)	(1.14)	5.21	2.99

Net increase (decrease) from investment operations	15.00		7.94	(6.39)	0.37	6.43	4.24

Distributions(c)
From net investment income		(1.18)	(1.19)	(2.38)	(1.64)	(1.72)	(1.53)

Total distributions		(1.18)	(1.19)	(2.38)	(1.64)	(1.72)	(1.53)

Net asset value, end of period	$59.03		$45.21	$38.46	$47.23	$48.50	$43.79

Total Return
Based on net asset value	33.90	%(d)	21.21%	(13.60)%	0.58%	15.29%	10.50%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income	1.01	%(e)	3.70%	3.26%	2.91%	2.72%	2.95%

Supplemental Data
Net assets, end of period (000)	$67,889		$51,989	$19,230	$25,977	$21,825	$19,706

Portfolio turnover rate(f)	25	%(d)	39%	38%	63%	26%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$19.69		$25.22	$23.57	$26.89	$25.82	$20.18

Net investment income (loss)(a)		(0.01)	0.36	0.41	0.43	0.31	0.34
Net realized and unrealized gain (loss)(b)	3.69		(5.66)	1.70	(3.27)	1.11	5.59

Net increase (decrease) from investment operations	3.68		(5.30)	2.11	(2.84)	1.42	5.93

Distributions(c)
From net investment income		(0.17)	(0.23)	(0.46)	(0.48)	(0.35)	(0.27)
Return of capital	—		—	—	—	—	(0.02)

Total distributions		(0.17)	(0.23)	(0.46)	(0.48)	(0.35)	(0.29)

Net asset value, end of period	$23.20		$19.69	$25.22	$23.57	$26.89	$25.82

Total Return
Based on net asset value	18.76	%(d)	(21.04)%	9.00%	(10.67)%	5.53%	29.59%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.63%

Net investment income (loss)	(0.09	)%(e)	1.65%	1.64%	1.63%	1.22%	1.47%

Supplemental Data
Net assets, end of period (000)	$372,315		$319,892	$402,185	$414,758	$501,411	$702,198

Portfolio turnover rate(f)	5	%(d)	13%	12%	7%	6%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Peru ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$31.65		$34.11	$37.44	$37.54	$32.79	$23.09

Net investment income(a)	0.19		0.69	0.85	1.09	0.46	0.33
Net realized and unrealized gain (loss)(b)	5.50		(2.34)	(3.36)	(0.06)	4.99	9.73

Net increase (decrease) from investment operations	5.69		(1.65)	(2.51)	1.03	5.45	10.06

Distributions(c)
From net investment income		(0.18)	(0.81)	(0.82)	(1.13)	(0.70)	(0.36)

Total distributions		(0.18)	(0.81)	(0.82)	(1.13)	(0.70)	(0.36)

Net asset value, end of period	$37.16		$31.65	$34.11	$37.44	$37.54	$32.79

Total Return
Based on net asset value	18.02	%(d)	(4.78)%	(6.75)%	2.60%	16.89%	44.13%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.63%

Net investment income	1.16	%(e)	2.15%	2.33%	2.65%	1.37%	1.23%

Supplemental Data
Net assets, end of period (000)	$189,514		$82,297	$163,738	$164,717	$170,794	$218,026

Portfolio turnover rate(f)	16	%(d)	26%	18%	11%	13%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$26.63		$34.45	$33.08	$35.88	$39.19	$35.50

Net investment income (loss)(a)		(0.02)	0.17	0.28	0.14	0.15	0.21
Net realized and unrealized gain (loss)(b)	4.07		(7.80)	1.35	(2.79)	(3.26)	3.74

Net increase (decrease) from investment operations	4.05		(7.63)	1.63	(2.65)	(3.11)	3.95

Distributions(c)
From net investment income		(0.07)	(0.19)	(0.26)	(0.15)	(0.20)	(0.26)

Total distributions		(0.07)	(0.19)	(0.26)	(0.15)	(0.20)	(0.26)

Net asset value, end of period	$30.61		$26.63	$34.45	$33.08	$35.88	$39.19

Total Return
Based on net asset value	15.20	%(d)	(22.16)%	4.93%	(7.40)%	(7.87)%	11.19%

Ratios to Average Net Assets
Total expenses	0.57	%(e)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income (loss)	(0.13	)%(e)	0.57%	0.83%	0.40%	0.42%	0.58%

Supplemental Data
Net assets, end of period (000)	$146,921		$118,507	$217,028	$172,013	$172,245	$317,403

Portfolio turnover rate(f)	13	%(d)	16%	8%	8%	7%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Poland ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$18.24		$20.68		$24.31		$27.33		$18.06		$21.63

Net investment income (loss)(a)		(0.02)	0.17	(b)	0.65	(b)	0.33	(b)	0.45	(b)	0.42
Net realized and unrealized gain (loss)(c)	0.78			(1.95)		(3.93)		(2.90)	9.25		(3.70)

Net increase (decrease) from investment operations	0.76			(1.78)		(3.28)		(2.57)	9.70		(3.28)

Distributions(d)
From net investment income		(0.10)		(0.66)		(0.35)		(0.45)		(0.43)	(0.29)

Total distributions		(0.10)		(0.66)		(0.35)		(0.45)		(0.43)	(0.29)

Net asset value, end of period	$18.90		$18.24		$20.68		$24.31		$27.33		$18.06

Total Return
Based on net asset value	3.99	%(e)	(8.76	)%(b)	(13.64	)%(b)	(9.53	)%(b)	54.79	%(b)	(15.17)%

Ratios to Average Net Assets
Total expenses	0.57	%(f)		0.78%		0.61%		0.63%		0.63%	0.64%

Total expenses excluding professional fees for foreign withholding tax claims	N/A			0.59%		0.59%		0.59%		0.62%	N/A

Net investment income (loss)	(0.18	)%(f)	0.93	%(b)	2.81	%(b)	1.28	%(b)	2.07	%(b)	2.24%

Supplemental Data
Net assets, end of period (000)	$245,737		$253,594		$260,578		$263,758		$363,537		$179,737

Portfolio turnover rate(g)	15	%(e)		15%		5%		7%		6%	10%

(a)	Based on average shares outstanding.
(b)

Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2020, August 31, 2019, August 31, 2018 and August 31, 2017, respectively:

•	Net investment income per share by $0.28, $0.05, $0.08 and $0.03, respectively.
•	Total return by 1.40%, 0.21%, 0.41% and 0.11%, respectiverly.
•	Ratio of net investment income to average net assets by 1.54%, 0.22%, 0.32% and 0.14%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Qatar ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$17.62		$17.44		$17.82		$16.19		$20.18		$21.43

Net investment income(a)	0.10		0.56		0.64		0.66		0.57		0.67
Net realized and unrealized gain (loss)(b)	0.29		0.11		(0.26)		1.71		(3.90)		(1.24)

Net increase (decrease) from investment operations	0.39		0.67		0.38		2.37		(3.33)		(0.57)

Distributions(c)
From net investment income	—		(0.45)		(0.76)		(0.74)		(0.66)		(0.66)
From net realized gain	—		—		—		—		—		(0.02)
Return of capital	—		(0.04)		—		—		—		—

Total distributions	—		(0.49)		(0.76)		(0.74)		(0.66)		(0.68)

Net asset value, end of period	$18.01		$17.62		$17.44		$17.82		$16.19		$20.18

Total Return
Based on net asset value	2.21	%(d)	4.10%		1.98%		14.96%		(16.52)%		(2.32)%

Ratios to Average Net Assets
Total expenses	0.58	%(e)	0.59%		0.59%		0.59%		0.62%		0.64%

Net investment income	1.11	%(e)	3.31%		3.48%		4.09%		3.05%		3.44%

Supplemental Data
Net assets, end of period (000)	$84,653		$87,223		$50,576		$55,253		$49,390		$53,486

Portfolio turnover rate(f)	11	%(d)(g)	24	%(g)	33	%(g)	58	%(g)	47	%(g)	29	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:		4%	14%		23%		22%		20%		12%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Saudi Arabia ETF

	Six Months Ended										Period From
	02/28/21		Year Ended		Year Ended		Year Ended		Year Ended		09/16/15	(a)
	(unaudited)		08/31/20		08/31/19		08/31/18		08/31/17		to 08/31/16

Net asset value, beginning of period	$28.70		$30.21		$29.72		$26.15		$21.52		$24.92

Net investment income(b)	0.03		0.57		1.11		1.28		0.91		0.81
Net realized and unrealized gain (loss)(c)	4.25		(1.26)		0.12		2.92		4.24			(3.69)

Net increase (decrease) from investment operations	4.28		(0.69)		1.23		4.20		5.15			(2.88)

Distributions(d)
From net investment income		(0.09)	(0.82)		(0.74)		(0.63)		(0.52)			(0.52)

Total distributions		(0.09)	(0.82)		(0.74)		(0.63)		(0.52)			(0.52)

Net asset value, end of period	$32.89		$28.70		$30.21		$29.72		$26.15		$21.52

Total Return
Based on net asset value	14.91	%(e)	(2.21)%		4.14%		16.23%		24.06%		(11.64	)%(e)

Ratios to Average Net Assets
Total expenses	0.74	%(f)	0.74%		0.74%		0.74%		0.74%		0.74	%(f)

Net investment income	0.22	%(f)	2.03%		3.46%		4.31%		3.68%		3.71	%(f)

Supplemental Data
Net assets, end of period (000)	$675,869		$516,629		$646,591		$257,099		$18,306		$4,305

Portfolio turnover rate(g)	10	%(e)(h)	64	%(h)	82	%(h)	20	%(h)	21	%(h)	17	%(e)(h)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Annualized.

(g) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(h) Portfolio turnover rate excluding cash creations was as follows:		2%	20%		14%		10%		21%			17%

See notes to financial statements.

74	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI UAE ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$10.91		$14.09	$15.61	$17.74	$17.15	$18.34

Net investment income (loss)(a)		(0.03)	0.53	0.57	0.70	0.50	0.68	(b)
Net realized and unrealized gain (loss)(c)	1.87		(3.16)	(1.54)	(2.04)	0.72	(1.19)

Net increase (decrease) from investment operations	1.84		(2.63)	(0.97)	(1.34)	1.22	(0.51)

Distributions(d)
From net investment income		(0.01)	(0.55)	(0.55)	(0.79)	(0.63)	(0.68)

Total distributions		(0.01)	(0.55)	(0.55)	(0.79)	(0.63)	(0.68)

Net asset value, end of period	$12.74		$10.91	$14.09	$15.61	$17.74	$17.15

Total Return
Based on net asset value	16.85	%(e)	(18.43)%	(5.95)%	(7.55)%	7.33%	(2.66)%

Ratios to Average Net Assets
Total expenses	0.58	%(f)	0.59%	0.59%	0.59%	0.62%	0.64%

Net investment income (loss)	(0.58	)%(f)	4.46%	3.95%	4.18%	2.94%	4.09	%(b)

Supplemental Data
Net assets, end of period (000)	$24,844		$38,177	$45,807	$39,018	$49,663	$41,156

Portfolio turnover rate(g)	64	%(e)	67%	55%	33%	33%	55%

(a)	Based on average shares outstanding.
(b)	Includes a special distribution from Mediclinic International PLC. Excluding such special distribution, the net investment income would have been $0.52 per share and 3.11% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Argentina and Global Exposure	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI China	Non-diversified
MSCI China Small-Cap	Diversified
MSCI Indonesia	Non-diversified
MSCI Peru	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland	Non-diversified
MSCI Qatar	Non-diversified
MSCI Saudi Arabia	Non-diversified
MSCI UAE	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Argentina and Global Exposure
BofA Securities, Inc.	$28,096	$28,096		$—	$—
Citigroup Global Markets Inc.	89,121	89,121		—	—
Credit Suisse Securities (USA) LLC	8,505	8,505		—	—
JPMorgan Securities LLC	14,598	14,598		—	—
Morgan Stanley & Co. LLC	11,414	11,414		—	—

	$151,734	$151,734		$—	$—

MSCI China
Barclays Bank PLC	$8,591,708	$8,591,708		$—	$—
BNP Paribas Prime Brokerage International Ltd.	413,357	413,357		—	—
BNP Paribas Securities Corp.	1,568,070	1,568,070		—	—
BofA Securities, Inc.	124,128	124,128		—	—
Citigroup Global Markets Inc.	24,467,340	24,467,340		—	—
Credit Suisse Securities (USA) LLC	16,919,747	16,919,747		—	—
Goldman Sachs & Co.	12,807,854	12,807,854		—	—
HSBC Bank PLC	45,780,000	45,780,000		—	—
JPMorgan Securities LLC	32,285,705	32,285,705		—	—
Macquarie Bank Limited	5,546,176	5,546,176		—	—
Morgan Stanley & Co. LLC	32,629,746	32,629,746		—	—
UBS AG	1,595,648	1,592,500		—	(3,148	)(b)
UBS Securities LLC	2,706,696	2,706,696		—	—
Wells Fargo Securities LLC	9,928,595	9,928,595		—	—

	$195,364,770	$195,361,622		$—	$(3,148)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI China Small-Cap
Barclays Bank PLC	$165,526	$165,526		$—	$—
BofA Securities, Inc.	372,209	372,209		—	—
Citadel Clearing LLC	219,656	219,656		—	—
Citigroup Global Markets Inc.	472,798	472,798		—	—
Credit Suisse Securities (USA) LLC	182,487	182,487		—	—
Deutsche Bank Securities Inc.	424,526	424,526		—	—
Goldman Sachs & Co.	133,063	133,063		—	—
HSBC Bank PLC	155,004	155,004		—	—
Jefferies LLC	222,341	222,341		—	—
JPMorgan Securities LLC	1,029,196	1,029,196		—	—
Morgan Stanley & Co. LLC	1,648,636	1,648,636		—	—
SG Americas Securities LLC	114	114		—	—
State Street Bank & Trust Company	15,176	15,176		—	—
UBS AG	990,835	990,835		—	—

	$6,031,567	$6,031,567		$—	$—

MSCI Poland
BofA Securities, Inc.	$10,635,178	$10,635,178		$—	$—
Citigroup Global Markets Inc.	1,179,878	1,179,878		—	—
HSBC Bank PLC	1,437,095	1,437,095		—	—
Morgan Stanley & Co. LLC	7,341,576	7,341,576		—	—
UBS AG	1,078,666	1,078,666		—	—

	$21,672,393	$21,672,393		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap, iShares MSCI China, iShares MSCI China Small-Cap, iShares MSCI Indonesia, iShares MSCI Peru, iShares MSCI Philippines, iShares MSCI Poland, iShares MSCI Qatar and iShares MSCI UAE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $2 billion	0.74%
Over $2 billion, up to and including $4 billion	0.69
Over $4 billion, up to and including $8 billion	0.64
Over $8 billion, up to and including $16 billion	0.57
Over $16 billion, up to and including $24 billion	0.51
Over $24 billion, up to and including $32 billion	0.48
Over $32 billion	0.45

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Argentina and Global Exposure	0.59%
MSCI Saudi Arabia	0.74

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the iShares MSCI Argentina and Global Exposure ETF’s total annual operating expenses after fee waiver to 0.24%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2021. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
MSCI Argentina and Global Exposure	$12,497

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Fees Paid to BTC
MSCI Argentina and Global Exposure	$329
MSCI China	203,731
MSCI China Small-Cap	38,156
MSCI Poland	35,886

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Argentina and Global Exposure	$222,725	$270,242	$68,409
MSCI China	55,605,012	27,970,108	(2,060,679)
MSCI China Small-Cap	3,609,250	6,385,618	2,272,064
MSCI Peru	1,302,232	1,130,522	(188,079)
MSCI Poland	2,686,553	—	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Argentina and Global Exposure	$931,625	$1,124,451
MSCI Brazil Small-Cap	21,541,148	22,985,932
MSCI China	616,061,401	699,005,059
MSCI China Small-Cap	28,015,822	13,864,127
MSCI Indonesia	17,713,581	18,627,032
MSCI Peru	24,640,508	20,553,218
MSCI Philippines	21,195,756	17,665,685
MSCI Poland	36,248,044	36,595,600
MSCI Qatar	10,471,015	14,822,240
MSCI Saudi Arabia	130,404,734	54,843,524
MSCI UAE	14,049,843	28,355,780

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Argentina and Global Exposure	$—	$936,434
MSCI China	10,101,313	321,929,831
MSCI China Small-Cap	7,598,011	23,732,396
MSCI Indonesia	69,543,332	74,748,227
MSCI Peru	77,422,653	1,413,971
MSCI Philippines	27,086,384	13,575,281
MSCI Poland	69,717,353	89,997,271
MSCI UAE	184,933	234,635

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Argentina and Global Exposure	$4,831,664
MSCI Brazil Small-Cap	58,026,412
MSCI China	512,292,866
MSCI China Small-Cap	8,952,665
MSCI Indonesia	129,565,553
MSCI Peru	117,476,150
MSCI Philippines	50,840,849
MSCI Poland	89,670,491
MSCI Qatar	17,080,529
MSCI Saudi Arabia	64,778,894
MSCI UAE	31,007,364

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Argentina and Global Exposure	$10,606,980	$1,902,077	$(4,855,944)	$(2,953,867)
MSCI Brazil Small-Cap	108,263,610	21,053,835	(25,360,998)	(4,307,163)
MSCI China	4,579,505,718	2,613,878,414	(348,765,865)	2,265,112,549
MSCI China Small-Cap	69,549,727	13,497,384	(7,839,176)	5,658,208
MSCI Indonesia	463,439,178	24,287,484	(115,529,878)	(91,242,394)
MSCI Peru	192,258,367	18,669,000	(22,880,238)	(4,211,238)
MSCI Philippines	181,946,387	1,884,956	(37,016,936)	(35,131,980)
MSCI Poland	352,932,892	14,684,547	(96,364,367)	(81,679,820)
MSCI Qatar	80,971,208	14,345,520	(10,591,876)	3,753,644
MSCI Saudi Arabia	629,700,782	123,579,778	(78,106,194)	45,473,584
MSCI UAE	33,138,772	3,716,964	(12,018,008)	(8,301,044)

9.	LINE OF CREDIT

The iShares MSCI Brazil Small-Cap ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Funds. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended February 28, 2021, the Funds did not borrow under the credit agreement.

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Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Argentina and Global Exposure
Shares sold	—	$—	400,000	$8,087,879
Shares redeemed	(50,000)	(1,067,643)	(500,000)	(8,532,436)

Net decrease	(50,000)	$(1,067,643)	(100,000)	$(444,557)

MSCI Brazil Small-Cap
Shares sold	—	$—	4,200,000	$85,559,973
Shares redeemed	(150,000)	(1,910,358)	(3,350,000)	(46,869,954)

Net increase (decrease)	(150,000)	$(1,910,358)	850,000	$38,690,019

MSCI China
Shares sold	400,000	$32,509,527	26,600,000	$1,641,516,575
Shares redeemed	(4,000,000)	(370,651,450)	(9,600,000)	(621,317,392)

Net increase (decrease)	(3,600,000)	$(338,141,923)	17,000,000	$1,020,199,183

MSCI China Small-Cap
Shares sold	450,000	$23,985,802	750,000	$31,937,426
Shares redeemed	(450,000)	(25,198,711)	(100,000)	(3,612,286)

Net increase (decrease)	—	$(1,212,909)	650,000	$28,325,140

MSCI Indonesia
Shares sold	3,350,000	$72,368,199	11,900,000	$252,571,048
Shares redeemed	(3,550,000)	(75,409,105)	(11,600,000)	(237,596,655)

Net increase (decrease)	(200,000)	$(3,040,906)	300,000	$14,974,393

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

MSCI Peru
Shares sold	2,550,000	$82,969,579	350,000	$12,459,316
Shares redeemed	(50,000)	(1,492,236)	(2,550,000)	(76,044,025)

Net increase (decrease)	2,500,000	$81,477,343	(2,200,000)	$(63,584,709)

MSCI Philippines
Shares sold	850,000	$27,154,110	1,400,000	$45,719,469
Shares redeemed	(500,000)	(13,623,126)	(3,250,000)	(84,983,862)

Net increase (decrease)	350,000	$13,530,984	(1,850,000)	$(39,264,393)

MSCI Poland
Shares sold	4,000,000	$71,080,571	6,150,000	$112,952,003
Shares redeemed	(4,900,000)	(90,618,409)	(4,850,000)	(86,586,035)

Net increase (decrease)	(900,000)	$(19,537,838)	1,300,000	$26,365,968

MSCI Qatar
Shares sold	400,000	$7,260,720	2,500,000	$42,539,145
Shares redeemed	(650,000)	(12,128,313)	(450,000)	(7,503,437)

Net increase (decrease)	(250,000)	$(4,867,593)	2,050,000	$35,035,708

MSCI Saudi Arabia
Shares sold	3,900,000	$121,840,753	10,450,000	$298,650,503
Shares redeemed	(1,350,000)	(41,211,406)	(13,850,000)	(371,991,558)

Net increase (decrease)	2,550,000	$80,629,347	(3,400,000)	$(73,341,055)

MSCI UAE
Shares sold	1,000,000	$12,824,622	1,600,000	$21,787,453
Shares redeemed	(2,550,000)	(27,220,729)	(1,350,000)	(13,691,109)

Net increase (decrease)	(1,550,000)	$(14,396,107)	250,000	$8,096,344

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Poland ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

The iShares MSCI Poland ETF has filed claims to recover taxes withheld by Poland on dividend income on the basis that Poland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. On April 16, 2021, the iShares MSCI Poland ETF recorded a receivable for the recovery of taxes withheld from the Polish tax authority. The receipt of this payment is not a guarantee of future payments and Management continues to evaluate developments in Poland for potential impacts to filed claims and associated professional and IRS compliance fees, if any.

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Argentina and Global Exposure ETF, iShares MSCI Brazil Small-Cap ETF, iShares MSCI China ETF, iShares MSCI China Small-Cap ETF, iShares MSCI Indonesia ETF, iShares MSCI Peru ETF, iShares MSCI Philippines ETF, iShares MSCI Poland ETF, iShares MSCI Qatar ETF, iShares MSCI Saudi Arabia ETF and iShares MSCI UAE ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Argentina and Global Exposure(a)	$0.156333	$—	$0.014720	$0.171053	91%	—%	9%	100%
MSCI Brazil Small-Cap(a)	0.106100	—	0.006743	0.112843	94	—	6	100
MSCI China Small-Cap(a)	1.142392	—	0.038905	1.181297	97	—	3	100
MSCI Indonesia(a)	0.145054	—	0.026667	0.171721	84	—	16	100
MSCI Peru(a)	0.132662	—	0.050216	0.182878	73	—	27	100
MSCI Philippines(a)	0.054601	—	0.017847	0.072448	75	—	25	100
MSCI UAE(a)	—	—	0.007620	0.007620	—	—	100	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	87

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

JSC	Joint Stock Company

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	89

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-806-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Denmark ETF | EDEN | Cboe BZX
•	iShares MSCI Finland ETF | EFNL | Cboe BZX
•	iShares MSCI Germany Small-Cap ETF | EWGS | Cboe BZX
•	iShares MSCI Ireland ETF | EIRL | NYSE Arca
•	iShares MSCI Kuwait ETF | KWT | CBOE
•	iShares MSCI New Zealand ETF | ENZL | NASDAQ
•	iShares MSCI Norway ETF | ENOR | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Denmark ETF

Investment Objective

The iShares MSCI Denmark ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	12.62%	46.83%	14.28%	16.92%	46.83%	94.89%	314.54%
Fund Market	12.38	44.31	14.12	16.81	44.31	93.55	310.97
Index	12.92	47.29	14.61	17.23	47.29	97.76	324.84

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,126.20	$2.79		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	40.7%
Industrials	26.0
Financials	8.6
Consumer Staples	6.5
Utilities	6.3
Materials	5.7
Consumer Discretionary	3.0
Information Technology	2.5
Energy	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Novo Nordisk A/S, Class B	22.6%
DSV Panalpina A/S	7.9
Vestas Wind Systems A/S	7.8
Orsted A/S	6.3
Coloplast A/S, Class B	4.3
Carlsberg AS, Class B	4.0
Genmab A/S	3.8
AP Moller - Maersk A/S, Class B	3.3
Novozymes A/S, Class B	3.2
Danske Bank A/S	3.2

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Finland ETF

Investment Objective

The iShares MSCI Finland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	11.10%	33.93%	12.54%	10.19%	33.93%	80.51%	141.63%
Fund Market	10.35	31.50	12.57	10.14	31.50	80.79	140.66
Index	11.25	33.53	11.83	9.68	33.53	74.87	131.89

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,111.00	$2.77		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	27.7%
Materials	14.7
Information Technology	13.1
Energy	12.7
Financials	10.0
Communication Services	5.2
Utilities	4.4
Consumer Discretionary	4.1
Consumer Staples	3.6
Health Care	3.1
Real Estate	1.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Neste OYJ	12.6%
Kone OYJ, Class B	12.3
Nokia OYJ	10.2
Sampo OYJ, Class A	9.4
Stora Enso OYJ, Class R	4.5
UPM-Kymmene OYJ	4.4
Fortum OYJ	4.4
Elisa OYJ	3.9
Metso Outotec OYJ	3.6
Kesko OYJ, Class B	3.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI Germany Small-Cap ETF

Investment Objective

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	24.70%	48.88%	17.82%	15.09%	48.88%	126.99%	259.03%
Fund Market	24.38	46.98	17.91	15.05	46.98	127.92	258.01
Index	24.72	48.97	17.57	14.94	48.97	124.68	255.06

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,247.00	$3.29		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	25.0%
Information Technology	15.4
Health Care	11.9
Real Estate	9.9
Communication Services	9.3
Materials	9.1
Consumer Discretionary	7.7
Financials	7.4
Consumer Staples	2.3
Utilities	1.2
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Dialog Semiconductor PLC	3.6%
thyssenkrupp AG	3.5
Evotec SE	3.4
Rheinmetall AG	2.8
ProSiebenSat.1 Media SE	2.8
TAG Immobilien AG	2.7
CTS Eventim AG & Co. KGaA	2.5
Siltronic AG	2.2
MorphoSys AG	2.1
Shop Apotheke Europe NV	2.1

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Ireland ETF

Investment Objective

The iShares MSCI Ireland ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	20.22%	27.30%	7.80%	10.63%	27.30%	45.57%	174.61%
Fund Market	20.34	26.18	7.91	10.59	26.18	46.33	173.53
Index	20.67	28.03	8.14	11.07	28.03	47.91	185.85

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,202.20	$2.73		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	24.9%
Materials	23.9
Industrials	16.4
Consumer Staples	15.9
Financials	8.9
Health Care	5.6
Real Estate	4.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
CRH PLC	18.6%
Flutter Entertainment PLC	16.8
Kerry Group PLC, Class A	8.3
Kingspan Group PLC	5.1
Ryanair Holdings PLC	4.5
Bank of Ireland Group PLC	4.4
Grafton Group PLC	4.4
Glanbia PLC	4.1
Smurfit Kappa Group PLC	4.1
ICON PLC	3.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® MSCI Kuwait ETF

Investment Objective

The iShares MSCI Kuwait ETF (the “Fund”) seeks to track the investment results of a broad-based equity index with exposure to Kuwait,as defined by the index provider, as represented by the MSCI All Kuwait Select Size Liquidity Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	10.97%
Fund Market	11.29
Index	11.21

The inception date of the Fund was 9/1/20. The first day of secondary market trading was 9/3/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Actual					Hypothetical 5% Return

Beginning Account Value (09/01/20)	(a)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,109.70	$3.85		$1,000.00	$1,021.10	$3.71		0.74%

(a)	The beginning of the period (commencement of operations) is September 01, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (180 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	64.2%
Industrials	12.6
Real Estate	7.1
Communication Services	4.6
Materials	3.9
Consumer Discretionary	3.5
Utilities	1.6
Consumer Staples	1.3
Energy	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
National Bank of Kuwait SAKP	22.3%
Kuwait Finance House KSCP	16.6
Ahli United Bank BSC	5.8
Mobile Telecommunications Co. KSC	4.6
Agility Public Warehousing Co. KSC	4.1
Mabanee Co. KPSC	3.8
Humansoft Holding Co. KSC	3.5
Gulf Bank KSCP	3.4
National Industries Group Holding SAK	2.6
Warba Bank KSCP	2.5

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI New Zealand ETF

Investment Objective

The iShares MSCI New Zealand ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.53%	22.07%	15.87%	12.96%	22.07%	108.83%	238.29%
Fund Market	4.55	20.15	15.54	12.73	20.15	105.93	231.48
Index	5.78	22.89	16.40	13.38	22.89	113.72	251.18

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand IMI 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,055.30	$2.55		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	26.6%
Utilities	20.2
Communication Services	12.8
Industrials	11.8
Real Estate	8.9
Consumer Staples	8.2
Materials	4.7
Consumer Discretionary	3.5
Energy	1.7
Information Technology	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Fisher & Paykel Healthcare Corp. Ltd.	17.3%
Auckland International Airport Ltd.	9.8
Spark New Zealand Ltd.	8.9
a2 Milk Co. Ltd. (The)	7.5
Fletcher Building Ltd.	4.7
Infratil Ltd.	4.6
Meridian Energy Ltd.	4.6
Contact Energy Ltd.	4.5
Ryman Healthcare Ltd.	4.4
Mercury NZ Ltd.	4.3

F U N D S U M M A R Y	9

Fund Summary as of February 28, 2021	iShares® MSCI Norway ETF

Investment Objective

The iShares MSCI Norway ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway IMI 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	18.02%	29.54%	10.41%	3.04%	29.54%	64.08%	31.29%
Fund Market	18.70	27.05	10.44	3.01	27.05	64.27	31.04
Index	18.32	30.03	10.79	3.36	30.03	66.89	35.16

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,180.20	$2.87		$1,000.00	$1,022.20	$2.66		0.53%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	22.7%
Consumer Staples	18.2
Energy	15.8
Communication Services	13.2
Materials	11.6
Industrials	9.1
Information Technology	3.6
Utilities	2.6
Real Estate	2.4
Consumer Discretionary	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Equinor ASA	11.5%
DNB ASA	11.3
Telenor ASA	7.1
Mowi ASA	6.6
Yara International ASA	5.2
Norsk Hydro ASA	4.7
Orkla ASA	4.3
Tomra Systems ASA	3.0
Gjensidige Forsikring ASA	2.9
NEL ASA	2.6

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Denmark ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 7.9%
DSV Panalpina A/S	77,231	$14,270,637

Banks — 6.1%
Danske Bank A/S(a)	310,164	5,756,482
Jyske Bank A/S, Registered(a)(b)	36,510	1,587,042
Ringkjoebing Landbobank A/S	16,877	1,663,939
Spar Nord Bank A/S(a)	82,825	866,612
Sydbank A/S(a)	47,471	1,091,029

		10,965,104

Beverages — 5.4%
Carlsberg AS, Class B	45,395	7,187,619
Royal Unibrew A/S	24,145	2,501,108

		9,688,727

Biotechnology — 5.0%
Bavarian Nordic A/S(a)	37,285	1,345,029
Genmab A/S(a)	20,432	6,903,773
Zealand Pharma A/S(a)	23,372	744,700

		8,993,502

Building Products — 0.9%
ROCKWOOL International A/S, Class B	4,687	1,709,163

Chemicals — 5.5%
Chr Hansen Holding A/S(a)	47,624	4,110,765
Novozymes A/S, Class B	93,025	5,782,317

		9,893,082

Commercial Services & Supplies — 0.9%
ISS A/S(a)	90,503	1,639,801

Construction & Engineering — 0.4%
Per Aarsleff Holding A/S	16,797	760,852

Containers & Packaging — 0.2%
Brodrene Hartmann AS(a)	3,496	291,036

Electric Utilities — 6.3%
Orsted A/S(c)	69,629	11,342,949

Electrical Equipment — 8.4%
NKT A/S(a)	31,069	1,219,178
Vestas Wind Systems A/S	74,584	14,055,454

		15,274,632

Energy Equipment & Services — 0.5%
Drilling Co. of 1972 A/S (The)(a)	23,310	936,015

Food Products — 0.5%
Schouw & Co. A/S	9,561	973,852

Health Care Equipment & Supplies — 10.4%
Ambu A/S, Series B	79,503	3,703,759
Coloplast A/S, Class B	50,835	7,790,067
Demant A/S(a)	58,274	2,415,143
GN Store Nord A/S	58,674	4,961,132

		18,870,101

Health Care Technology — 0.2%
NNIT A/S(c)	20,760	355,813

Insurance — 2.6%
Alm Brand A/S	65,226	749,547
Topdanmark A/S	28,069	1,327,794

Security	Shares	Value

Insurance (continued)
Tryg A/S	80,117	$2,537,065

		4,614,406

Life Sciences Tools & Services — 0.5%
Chemometec A/S	10,581	982,753

Machinery — 1.2%
FLSmidth & Co. A/S(a)	30,177	1,278,751
Nilfisk Holding A/S(a)	34,148	824,959

		2,103,710

Marine — 6.1%
AP Moller - Maersk A/S, Class A	1,534	3,097,422
AP Moller - Maersk A/S, Class B, NVS	2,744	5,930,309
D/S Norden A/S	37,225	782,629
Dfds A/S(a)	25,156	1,221,203

		11,031,563

Oil, Gas & Consumable Fuels — 0.2%
TORM PLC(b)	49,714	411,426

Pharmaceuticals — 24.3%
ALK-Abello A/S(a)	3,939	1,670,438
H Lundbeck A/S	41,700	1,597,550
Novo Nordisk A/S, Class B	569,359	40,702,024

		43,970,012

Software — 2.5%
Netcompany Group A/S(a)(c)	22,130	1,994,003
SimCorp A/S	20,106	2,458,175

		4,452,178

Specialty Retail — 0.4%
Matas A/S(a)	51,074	681,959

Textiles, Apparel & Luxury Goods — 2.6%
Pandora A/S	47,503	4,649,304

Tobacco — 0.5%
Scandinavian Tobacco Group A/S(c)	52,915	988,985

Total Common Stocks — 99.5% (Cost: $162,126,663)	179,851,562

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	1,336,278	1,337,079
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	114,000	114,000

		1,451,079

Total Short-Term Investments — 0.8% (Cost: $1,451,134)	1,451,079

Total Investments in Securities — 100.3% (Cost: $163,577,797)	181,302,641

Other Assets, Less Liabilities — (0.3)%		(499,802)

Net Assets — 100.0%		$180,802,839

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Denmark ETF

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$624,875	$712,949	(a)	$—	$(746)	$1	$1,337,079	1,336,278	$4,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	80,000	(a)	—	—	—	114,000	114,000	35		—

					$(746)	$1	$1,451,079		$4,930		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
OMX Copenhagen 25 Index	36	03/19/21	$942	$(54,875)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$54,875

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$164,762

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(60,841)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Denmark ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$994,975

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$179,851,562	$—	$—	$179,851,562
Money Market Funds	1,451,079	—	—	1,451,079

	$181,302,641	$—	$—	$181,302,641

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(54,875)	$—	$—	$(54,875)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Finland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.6%
Finnair OYJ(a)	222,857	$193,816

Auto Components — 2.5%
Nokian Renkaat OYJ	20,787	739,781

Banks — 0.6%
Aktia Bank OYJ	15,556	169,748

Building Products — 0.9%
Uponor OYJ	12,167	256,378

Chemicals — 1.1%
Kemira OYJ	19,912	323,142

Commercial Services & Supplies — 0.6%
Caverion OYJ(a)	25,808	164,460

Communications Equipment — 10.1%
Nokia OYJ(a)	745,582	2,986,458

Construction & Engineering — 0.7%
YIT OYJ	34,905	197,857

Containers & Packaging — 2.3%
Huhtamaki OYJ	14,985	678,078

Diversified Telecommunication Services — 3.8%
Elisa OYJ	18,988	1,137,401

Electric Utilities — 4.4%
Fortum OYJ	51,686	1,298,017

Entertainment — 0.4%
Rovio Entertainment OYJ(b)	17,444	131,699

Food & Staples Retailing — 3.5%
Kesko OYJ, Class B	40,898	1,044,468

Health Care Equipment & Supplies — 0.3%
Revenio Group OYJ	1,294	80,732

Health Care Providers & Services — 0.5%
Oriola OYJ, Class B	55,848	136,593

Insurance — 9.4%
Sampo OYJ, Class A	61,907	2,770,512

IT Services — 1.8%
TietoEVRY OYJ	16,739	520,948

Machinery — 24.8%
Cargotec OYJ, Class B	7,613	402,893
Kone OYJ, Class B	45,061	3,614,248
Konecranes OYJ	10,952	488,936
Metso Outotec OYJ	94,168	1,064,715
Neles OYJ	17,342	215,549
Valmet OYJ	21,413	723,072
Wartsila OYJ Abp	70,620	814,498

		7,323,911

Media — 0.9%
Sanoma OYJ	15,656	259,965

Security	Shares	Value

Metals & Mining — 1.0%
Outokumpu OYJ(a)(c)	63,404	$311,225

Multiline Retail — 0.8%
Tokmanni Group Corp.	10,984	239,983

Oil, Gas & Consumable Fuels — 12.6%
Neste OYJ	56,160	3,712,375

Paper & Forest Products — 10.2%
Metsa Board OYJ	33,103	370,865
Stora Enso OYJ, Class R	66,845	1,324,553
UPM-Kymmene OYJ	33,906	1,300,501

		2,995,919

Pharmaceuticals — 2.3%
Orion OYJ, Class B	16,500	680,341

Real Estate Management & Development — 1.4%
Citycon OYJ	18,438	167,850
Kojamo OYJ	12,713	245,045

		412,895

Software — 1.1%
Admicom OYJ	281	34,961
BasWare OYJ(a)	3,288	137,489
F-Secure OYJ(a)	34,152	153,793

		326,243

Specialty Retail — 0.8%
Musti Group OYJ	7,161	232,251

Total Common Stocks — 99.4% (Cost: $29,521,228)		29,325,196

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	336,240	336,442
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	165,000	165,000

		501,442

Total Short-Term Investments — 1.7% (Cost: $501,442)		501,442

Total Investments in Securities — 101.1% (Cost: $30,022,670)		29,826,638

Other Assets, Less Liabilities — (1.1)%		(337,670)

Net Assets — 100.0%		$29,488,968

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Finland ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$485,403	$—	$(148,777	)(a)	$(149)	$(35)	$336,442	336,240	$6,490	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	175,000	—	(10,000	)(a)	—	—	165,000	165,000	65		—

					$(149)	$(35)	$501,442		$6,555		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	4	03/19/21	$176	$5,830

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$5,830

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$16,528

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$7,260

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$166,665

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Finland ETF

Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,325,196	$—	$—	$29,325,196
Money Market Funds	501,442	—	—	501,442

	$29,826,638	$—	$—	$29,826,638

Derivative financial instruments(a)
Assets
Futures Contracts	$5,830	$—	$—	$5,830

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
OHB SE(a)	1,463	$62,241

Auto Components — 0.3%
ElringKlinger AG(a)	7,857	132,180

Biotechnology — 2.1%
MorphoSys AG(a)	9,031	914,216

Capital Markets — 2.4%
AURELIUS Equity Opportunities SE & Co. KGaA(a)(b)	5,913	136,941
Deutsche Beteiligungs AG	2,892	130,233
Flatexdegiro AG(a)	5,991	635,562
MLP SE	16,492	127,114

		1,029,850

Chemicals — 2.7%
K+S AG, Registered	52,556	589,315
Wacker Chemie AG	4,296	560,818

		1,150,133

Commercial Services & Supplies — 2.6%
Befesa SA(c)	9,354	638,088
Bilfinger SE	7,888	282,447
Cewe Stiftung & Co. KGaA	1,527	201,658

		1,122,193

Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	11,910	131,987

Diversified Financial Services — 2.3%
Grenke AG(b)	7,661	322,115
Hypoport SE(a)	981	691,818

		1,013,933

Electrical Equipment — 4.8%
Nordex SE(a)	17,576	473,609
OSRAM Licht AG(a)	10,637	662,086
PNE AG	10,479	95,777
SGL Carbon SE(a)	16,797	140,271
Varta AG(a)	4,995	691,780

		2,063,523

Electronic Equipment, Instruments & Components — 1.8%
Basler AG	1,003	105,917
Jenoptik AG	14,145	456,014
LPKF Laser & Electronics AG	6,721	212,515

		774,446

Entertainment — 2.7%
Borussia Dortmund GmbH & Co. KGaA(a)	16,339	109,375
CTS Eventim AG & Co. KGaA(a)	15,816	1,082,737

		1,192,112

Equity Real Estate Investment Trusts (REITs) — 2.1%
alstria office REIT-AG	43,889	734,095
Hamborner REIT AG	17,619	185,651

		919,746

Food & Staples Retailing — 0.9%
METRO AG	34,610	383,548

Food Products — 1.4%
KWS Saat SE & Co. KGaA	3,171	280,204
Suedzucker AG(b)	19,623	310,354

		590,558

Security	Shares	Value

Health Care Equipment & Supplies — 1.4%
Draegerwerk AG & Co. KGaA	851	$63,836
Eckert & Ziegler Strahlen- und Medizintechnik AG	3,779	260,768
Stratec SE	1,992	285,795

		610,399

Health Care Providers & Services — 0.3%
Medios AG(a)	2,650	114,188

Health Care Technology — 1.3%
CompuGroup Medical SE & Co. KgaA	6,640	573,040

Hotels, Restaurants & Leisure — 0.5%
bet-at-home.com AG	953	43,957
Zeal Network SE	3,713	184,780

		228,737

Independent Power and Renewable Electricity Producers — 1.2%
Encavis AG	24,709	526,056

Industrial Conglomerates — 3.4%
Indus Holding AG	5,068	205,154
MBB SE	566	86,563
Rheinmetall AG	11,961	1,199,499

		1,491,216

Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	6,442	133,241

Interactive Media & Services — 0.5%
New Work SE	768	206,016

Internet & Direct Marketing Retail — 3.9%
Home24 SE(a)	6,917	143,149
Shop Apotheke Europe NV(a)(c)	3,694	903,481
Takkt AG(a)	8,978	127,937
Westwing Group AG(a)	3,133	121,310
zooplus AG(a)	1,669	409,218

		1,705,095

IT Services — 3.5%
Adesso SE	760	104,241
Allgeier SE(b)	2,048	60,158
Cancom SE	10,585	680,948
Datagroup SE	1,166	91,427
Nagarro SE(a)	2,015	218,166
S&T AG(a)(b)	12,703	341,683

		1,496,623

Life Sciences Tools & Services — 5.5%
Evotec SE(a)	38,214	1,487,539
Gerresheimer AG	8,622	895,837

		2,383,376

Machinery — 7.3%
Deutz AG(a)	33,187	243,910
Duerr AG	14,252	566,026
JOST Werke AG(a)(c)	3,682	214,299
Koenig & Bauer AG(a)	3,848	115,366
Krones AG	3,904	330,996
Norma Group SE	8,749	418,622
Pfeiffer Vacuum Technology AG	1,355	262,494
Stabilus SA	6,782	509,972
Vossloh AG(a)	2,409	124,126
Wacker Neuson SE(a)	8,714	178,329
Washtec AG(a)	3,082	182,557

		3,146,697

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 4.4%
ProSiebenSat.1 Media SE(a)	57,581	$1,186,763
Stroeer SE & Co. KGaA	7,768	701,031

		1,887,794

Metals & Mining — 6.1%
Aurubis AG	9,258	812,461
Salzgitter AG(a)	10,726	322,096
thyssenkrupp AG(a)	111,111	1,504,436

		2,638,993

Oil, Gas & Consumable Fuels — 0.8%
CropEnergies AG	7,158	97,136
VERBIO Vereinigte BioEnergie AG	6,051	243,477

		340,613

Pharmaceuticals — 0.9%
Dermapharm Holding SE	5,174	369,778

Professional Services — 0.7%
Amadeus Fire AG(a)	1,565	223,772
Bertrandt AG	1,557	85,234

		309,006

Real Estate Management & Development — 8.2%
ADLER Group SA(a)(c)	22,587	644,278
Corestate Capital Holding SA(a)(b)	5,966	99,354
Deutsche EuroShop AG(a)	13,572	292,902
DIC Asset AG	13,239	238,150
Grand City Properties SA	30,675	757,326
PATRIZIA AG	12,679	348,578
TAG Immobilien AG	40,227	1,150,377

		3,530,965

Road & Rail — 1.1%
Sixt SE(a)	3,752	468,625

Semiconductors & Semiconductor Equipment — 8.1%
Aixtron SE(a)	31,008	709,467
Dialog Semiconductor PLC(a)	20,003	1,563,609
Elmos Semiconductor SE	2,472	99,017
Siltronic AG(a)(b)	5,766	966,530
SMA Solar Technology AG(a)	2,858	184,726

		3,523,349

Software — 1.7%
Exasol AG(a)	3,355	87,310
Software AG	14,224	636,046

		723,356

Specialty Retail — 1.5%
Ceconomy AG(a)	44,081	276,624
Hornbach Baumarkt AG	2,165	88,559
Hornbach Holding AG & Co. KGaA	2,855	270,994

		636,177

Textiles, Apparel & Luxury Goods — 1.4%
Hugo Boss AG	16,431	625,043

Thrifts & Mortgage Finance — 1.9%
Aareal Bank AG(a)	16,436	438,900
Deutsche Pfandbriefbank AG(a)(c)	36,925	404,721

		843,621

Security	Shares	Value

Trading Companies & Distributors — 0.9%
BayWa AG	4,206	$161,326
Kloeckner & Co. SE(a)	20,543	220,052

		381,378

Transportation Infrastructure — 1.9%
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	10,156	644,721
Hamburger Hafen und Logistik AG	6,843	174,842

		819,563

Wireless Telecommunication Services — 1.7%
Freenet AG	35,164	748,857

Total Common Stocks — 96.9% (Cost: $37,899,071)		41,942,468

Preferred Stocks

Construction Materials — 0.3%
STO SE & Co. KGaA, Preference Shares, NVS	694	119,955

Health Care Equipment & Supplies — 0.4%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,361	181,404

Machinery — 1.3%
Jungheinrich AG, Preference Shares, NVS	13,180	571,124

Road & Rail — 0.8%
Sixt SE, Preference Shares, NVS	4,549	343,442

Total Preferred Stocks — 2.8% (Cost: $1,181,459)		1,215,925

Short-Term Investments

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	2,322,255	2,323,649
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	20,000	20,000

		2,343,649

Total Short-Term Investments — 5.4% (Cost: $2,342,719)		2,343,649

Total Investments in Securities — 105.1% (Cost: $41,423,249)		45,502,042

Other Assets, Less Liabilities — (5.1)%		(2,210,825)

Net Assets — 100.0%		$43,291,217

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,913,301	$411,719	(a)	$—	$(839)	$(532)	$2,323,649	2,322,255	$91,388	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	10,000	(a)	—	—	—	20,000	20,000	5		—

					$(839)	$(532)	$2,343,649		$91,393		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	03/19/21	$88	$(489)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$489

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$11,598

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,380

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$125,260

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Germany Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$41,942,468	$—	$—	$41,942,468
Preferred Stocks	1,215,925	—	—	1,215,925
Money Market Funds	2,343,649	—	—	2,343,649

	$45,502,042	$—	$—	$45,502,042

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(489)	$—	$—	$(489)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.5%
Ryanair Holdings PLC, ADR(a)	24,647	$2,650,045

Banks — 8.8%
AIB Group PLC(a)	1,001,372	2,264,412
Bank of Ireland Group PLC(a)	638,488	2,619,489
Permanent TSB Group Holdings PLC(a)	208,378	278,222

		5,162,123

Building Products — 5.1%
Kingspan Group PLC(a)	40,921	2,992,612

Construction Materials — 18.6%
CRH PLC(a)	251,465	10,927,170

Containers & Packaging — 5.3%
Ardagh Group SA	28,641	725,763
Smurfit Kappa Group PLC	50,603	2,405,282

		3,131,045

Equity Real Estate Investment Trusts (REITs) — 4.5%
Hibernia REIT PLC	1,013,065	1,384,595
Irish Residential Properties REIT PLC	685,024	1,238,908

		2,623,503

Food & Staples Retailing — 2.2%
Total Produce PLC	506,875	1,285,862

Food Products — 13.8%
Glanbia PLC	184,645	2,409,312
Kerry Group PLC, Class A	40,143	4,870,121
Origin Enterprises PLC	192,769	813,091

		8,092,524

Health Care Providers & Services — 1.7%
Uniphar PLC(a)	335,228	1,000,973

Hotels, Restaurants & Leisure — 19.6%
Dalata Hotel Group PLC(a)	323,938	1,637,661
Flutter Entertainment PLC(a)	51,079	9,885,850

		11,523,511

Household Durables — 4.0%
Cairn Homes PLC(a)	1,092,770	1,200,396
Glenveagh Properties PLC(a)(b)	1,136,752	1,145,225

		2,345,621

Security	Shares	Value

Insurance — 0.1%
FBD Holdings PLC(a)	9,428	$84,455

Life Sciences Tools & Services — 3.9%
ICON PLC(a)	12,569	2,270,967

Marine — 2.2%
Irish Continental Group PLC(a)	243,766	1,278,215

Specialty Retail — 1.3%
Applegreen PLC(a)	110,897	773,989

Trading Companies & Distributors — 4.6%
Fly Leasing Ltd., ADR(a)	8,772	104,299
Grafton Group PLC	188,549	2,608,426

		2,712,725

Total Common Stocks — 100.2% (Cost: $48,804,329)		58,855,340

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.0%
(Cost: $20,000)		20,000

Total Investments in Securities — 100.2% (Cost: $48,824,329)		58,875,340

Other Assets, Less Liabilities — (0.2)%		(129,715)

Net Assets — 100.0%		$58,745,625

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$0	(a)	$—	$—	$—	$20,000	20,000	$6	$—

(a)	Represents net amount purchased (sold).

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Ireland ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/19/21	$44	$375

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$375

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$8,135

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$375

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$42,626

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$58,855,340	$—	$—	$58,855,340
Money Market Funds	20,000	—	—	20,000

	$58,875,340	$—	$—	$58,875,340

Derivative financial instruments(a)
Assets
Futures Contracts	$375	$—	$—	$375

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Kuwait ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 4.1%
Agility Public Warehousing Co. KSC	286,356	$624,467

Airlines — 0.9%
Jazeera Airways Co. KSCP(a)	68,555	144,517

Banks — 58.9%
Ahli United Bank BSC	1,199,380	891,659
Ahli United Bank KSCP	15,463	15,328
Al Ahli Bank of Kuwait KSCP	311,173	200,491
Boubyan Bank KSCP	8,488	15,481
Burgan Bank SAK	504,822	371,965
Gulf Bank KSCP	737,486	526,341
Kuwait Finance House KSCP	1,072,766	2,559,184
Kuwait International Bank KSCP	482,726	315,810
Kuwait Projects Co. Holding KSCP	560,483	316,678
National Bank of Kuwait SAKP	1,258,957	3,431,817
Warba Bank KSCP(a)	508,585	391,542

		9,036,296

Capital Markets — 0.9%
Noor Financial Investment Co. KSC	236,041	142,724

Chemicals — 4.0%
Boubyan Petrochemicals Co. KSCP	117,027	278,405
Qurain Petrochemical Industries Co.	268,483	328,230

		606,635

Construction & Engineering — 0.4%
Combined Group Contracting Co. SAK(a)	90,103	59,840

Diversified Consumer Services — 3.5%
Humansoft Holding Co. KSC(a)	43,066	544,568

Diversified Financial Services — 4.6%
A’ayan Leasing & Investment Co. KSCP(a)	645,296	247,330
Alimtiaz Investment Group KSC(a)	763,112	279,879
National Investments Co. KSCP	319,078	181,336

		708,545

Electrical Equipment — 2.1%
Gulf Cable & Electrical Industries Co. KSCP	110,291	316,315

Energy Equipment & Services — 1.2%
Heavy Engineering & Ship Building Co. KSCP	123,566	184,134

Security	Shares	Value

Food Products — 1.3%
Mezzan Holding Co. KSCC	106,706	$205,550

Independent Power and Renewable Electricity Producers — 1.6%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	285,239	241,273

Industrial Conglomerates — 2.6%
National Industries Group Holding SAK	641,313	404,728

Real Estate Management & Development — 7.1%
Kuwait Real Estate Co. KSC(a)	597,287	240,770
Mabanee Co. KPSC	254,421	590,132
National Real Estate Co. KPSC(a)	889,233	258,264

		1,089,166

Trading Companies & Distributors — 2.5%
ALAFCO Aviation Lease & Finance Co. KSCP	271,968	178,826
Integrated Holding Co. KCSC	150,949	205,987

		384,813

Wireless Telecommunication Services — 4.6%
Mobile Telecommunications Co. KSC	339,504	703,351

Total Common Stocks — 100.3%
(Cost: $14,518,883)		15,396,922

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	20,000	20,000

Total Short-Term Investments — 0.1% (Cost: $20,000)		20,000

Total Investments in Securities — 100.4% (Cost: $14,538,883)		15,416,922

Other Assets, Less Liabilities — (0.4)%		(67,090)

Net Assets — 100.0%		$15,349,832

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/01/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—		$20,000	(b)	$—	$—	$—	$20,000	20,000	$—	$—

(a)	The Fund commenced operations on September 01, 2020.
(b)	Represents net amount purchased (sold).

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Kuwait ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,396,922	$—	$—	$15,396,922
Money Market Funds	20,000	—	—	20,000

	$15,416,922	$—	$—	$15,416,922

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI New Zealand ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 1.3%
Air New Zealand Ltd.(a)	1,939,856	$2,242,646

Construction Materials — 4.7%
Fletcher Building Ltd.	1,764,299	8,287,027

Diversified Telecommunication Services — 12.8%
Chorus Ltd.	1,208,501	6,932,950
Spark New Zealand Ltd.	4,709,043	15,715,904

		22,648,854

Electric Utilities — 15.6%
Contact Energy Ltd.	1,614,146	8,027,734
Genesis Energy Ltd.	1,575,110	4,002,691
Infratil Ltd.	1,513,262	8,098,153
Mercury NZ Ltd.	1,716,400	7,550,364

		27,678,942

Equity Real Estate Investment Trusts (REITs) — 8.9%
Argosy Property Ltd.	2,694,664	2,919,341
Goodman Property Trust	3,137,716	5,019,152
Kiwi Property Group Ltd.	4,626,104	4,019,549
Precinct Properties New Zealand Ltd.	3,288,276	3,897,175

		15,855,217

Food Products — 8.2%
a2 Milk Co. Ltd. (The)(a)	1,892,367	13,332,856
Synlait Milk Ltd.(a)	404,232	1,181,546

		14,514,402

Health Care Equipment & Supplies — 17.3%
Fisher & Paykel Healthcare Corp. Ltd.	1,446,492	30,763,514

Health Care Providers & Services — 9.2%
Oceania Healthcare Ltd.	2,361,718	2,489,947
Ryman Healthcare Ltd.	737,985	7,861,025
Summerset Group Holdings Ltd.	644,499	6,021,704

		16,372,676

Hotels, Restaurants & Leisure — 3.5%
Restaurant Brands New Zealand Ltd.(a)	154,104	1,371,480

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SKYCITY Entertainment Group Ltd.	2,186,914	$4,833,918

		6,205,398

Independent Power and Renewable Electricity Producers — 4.5%
Meridian Energy Ltd.	1,950,104	8,082,145

IT Services — 1.6%
Pushpay Holdings Ltd.(a)	2,290,770	2,848,208

Oil, Gas & Consumable Fuels — 1.8%
Z Energy Ltd.(a)	1,574,272	3,124,902

Transportation Infrastructure — 10.5%
Auckland International Airport Ltd.(a)	3,182,324	17,469,697
Napier Port Holdings Ltd.	483,415	1,205,614

		18,675,311

Total Common Stocks — 99.9% (Cost: $165,049,134)		177,299,242

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	68,000	68,000

Total Short-Term Investments — 0.0% (Cost: $68,000)		68,000

Total Investments in Securities — 99.9% (Cost: $165,117,134)		177,367,242

Other Assets, Less Liabilities — 0.1%		216,088

Net Assets — 100.0%		$177,583,330

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$1,750	(b)	$—	$(1,750)	$—	$—	—	$5,145	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,000	0	(b)	—	—	—	68,000	68,000	50		—

					$(1,750)	$—	$68,000		$5,195		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI New Zealand ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	1	03/18/21	$128	$(1,976)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,976

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$24,138

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,806)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$197,274

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$177,299,242	$—	$—	$177,299,242
Money Market Funds	68,000	—	—	68,000

	$177,367,242	$—	$—	$177,367,242

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,976)	$—	$—	$(1,976)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Kongsberg Gruppen ASA	16,683	$342,881

Banks — 15.5%
DNB ASA	172,438	3,376,877
Norwegian Finans Holding ASA(a)	24,233	215,261
Sbanken ASA(a)(b)	14,828	142,564
SpareBank 1 Nord Norge	17,681	157,881
Sparebank 1 Oestlandet	7,515	88,484
SpareBank 1 SMN	24,068	279,470
SpareBank 1 SR-Bank ASA(a)	33,187	384,972

		4,645,509

Chemicals — 6.9%
Borregaard ASA	17,610	334,942
Elkem ASA(b)	48,491	171,621
Yara International ASA	32,308	1,562,879

		2,069,442

Commercial Services & Supplies — 3.0%
Tomra Systems ASA	20,579	886,054

Construction & Engineering — 0.9%
Veidekke ASA	20,014	262,608

Diversified Financial Services — 1.3%
Aker ASA, Class A	4,822	389,142

Diversified Telecommunication Services — 7.0%
Telenor ASA	129,711	2,110,891

Electric Utilities — 0.5%
Fjordkraft Holding ASA(b)	18,007	134,446

Electrical Equipment — 2.5%
NEL ASA(a)	260,968	764,237

Energy Equipment & Services — 3.0%
BW Offshore Ltd.	17,143	70,149
Ocean Yield ASA	11,373	36,382
Subsea 7 SA(a)	41,709	437,722
TGS NOPEC Geophysical Co. ASA	21,745	343,269

		887,522

Food Products — 18.1%
Austevoll Seafood ASA	16,910	195,372
Bakkafrost P/F(a)	9,319	666,570
Grieg Seafood ASA(a)	9,315	89,343
Leroy Seafood Group ASA	55,220	446,915
Mowi ASA	81,480	1,981,179
Norway Royal Salmon ASA	2,423	56,270
Orkla ASA	139,228	1,291,076
Salmar ASA	10,501	695,515

		5,422,240

Independent Power and Renewable Electricity Producers — 2.1%
Scatec ASA(b)	22,013	641,577

Industrial Conglomerates — 0.4%
Bonheur ASA	3,942	104,134

Insurance — 5.7%
Gjensidige Forsikring ASA	37,075	856,703
Protector Forsikring ASA(a)	13,575	119,640

Security	Shares	Value

Insurance (continued)
Storebrand ASA(a)	86,720	$746,163

		1,722,506

Interactive Media & Services — 2.1%
Adevinta ASA(a)	44,441	624,919

IT Services — 0.9%
Atea ASA	15,310	261,330

Machinery — 0.4%
Hexagon Composites ASA(a)	20,556	122,329

Marine — 0.7%
Golden Ocean Group Ltd.	17,264	103,841
Stolt-Nielsen Ltd.	4,755	63,496
Wallenius Wilhelmsen ASA(a)	19,608	54,302

		221,639

Media — 4.0%
Schibsted ASA, Class A(a)	14,015	570,722
Schibsted ASA, Class B(a)	18,169	628,278

		1,199,000

Metals & Mining — 4.6%
Norsk Hydro ASA	249,299	1,389,498

Multiline Retail — 0.6%
Europris ASA(b)	30,957	182,787

Oil, Gas & Consumable Fuels — 12.7%
BW LPG Ltd.(b)	14,471	86,537
DNO ASA(a)	90,409	85,475
Equinor ASA	181,166	3,434,202
Flex LNG Ltd.	5,517	47,790
Frontline Ltd./Bermuda	18,324	124,685
Hafnia Ltd.	19,803	38,539

		3,817,228

Real Estate Management & Development — 2.4%
Entra ASA(b)	32,059	671,556
Selvaag Bolig ASA	7,822	51,136

		722,692

Semiconductors & Semiconductor Equipment — 1.8%
Nordic Semiconductor ASA(a)	28,646	543,183

Software — 0.9%
Crayon Group Holding ASA(a)(b)	6,777	110,169
Pexip Holding ASA(a)	13,179	164,355

		274,524

Specialty Retail — 0.2%
XXL ASA(a)(b)	25,737	58,216

Total Common Stocks — 99.3% (Cost: $29,564,531)		29,800,534

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Norway ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	$10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.3% (Cost: $29,574,531)		29,810,534

Other Assets, Less Liabilities — 0.7%		200,474

Net Assets — 100.0%		$30,011,008

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$126,224	$—		$(126,085	)(b)	$(110)	$(29)	$—	—	$1,801	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(b)	—		—	—	10,000	10,000	4		—

						$(110)	$(29)	$10,000		$1,805		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	4	03/19/21	$176	$(2,325)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts	$2,325

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Norway ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,054

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,881)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$99,666

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$29,800,534	$—	$—	$29,800,534
Money Market Funds	10,000	—	—	10,000

	$29,810,534	$—	$—	$29,810,534

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,325)	$—	$—	$(2,325)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$179,851,562	$29,325,196	$43,158,393	$58,855,340
Affiliated(c)	1,451,079	501,442	2,343,649	20,000
Cash	9,551	1,747	1,949	3,977
Foreign currency, at value(d)	309,344	45,545	55,886	103,982
Foreign currency collateral pledged:
Futures contracts(e)	117,037	18,207	9,711	9,710
Receivables:
Investments sold	671,601	782,534	421,567	6,414,011
Securities lending income — Affiliated	213	220	3,102	—
Dividends	—	225	2,102	—
Tax reclaims	668,195	119,303	35,599	14,740

Total assets	183,078,582	30,794,419	46,031,958	65,421,760

LIABILITIES
Collateral on securities loaned, at value	1,337,884	336,442	2,321,490	—
Payables:
Investments purchased	863,438	780,553	397,851	6,652,519
Variation margin on futures contracts	1,363	2,960	1,480	1,434
Investment advisory fees	73,058	12,162	19,920	22,182
Professional fees	—	50,000	—	—
IRS compliance fee for foreign withholding tax claims	—	123,334	—	—

Total liabilities	2,275,743	1,305,451	2,740,741	6,676,135

NET ASSETS	$180,802,839	$29,488,968	$43,291,217	$58,745,625

NET ASSETS CONSIST OF:
Paid-in capital	$159,211,850	$29,544,452	$40,904,492	$58,076,426
Accumulated earnings (loss)	21,590,989	(55,484)	2,386,725	669,199

NET ASSETS	$180,802,839	$29,488,968	$43,291,217	$58,745,625

Shares outstanding	1,900,000	650,000	550,000	1,150,000

Net asset value	$95.16	$45.37	$78.71	$51.08

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,263,568	$308,108	$2,204,514	$—
(b) Investments, at cost — Unaffiliated	$162,126,663	$29,521,228	$39,080,530	$48,804,329
(c) Investments, at cost — Affiliated	$1,451,134	$501,442	$2,342,719	$20,000
(d) Foreign currency, at cost	$307,110	$44,721	$55,703	$103,121
(e) Foreign currency collateral pledged, at cost	$118,129	$18,446	$9,895	$9,732

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2020

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$15,396,922	$177,299,242	$29,800,534
Affiliated(b)	20,000	68,000	10,000
Cash	1,866	7,644	1,722
Foreign currency, at value(c)	—	50,900	13,011
Foreign currency collateral pledged:
Futures contracts(d)	—	10,839	13,352
Receivables:
Investments sold	308,101	5,057,193	776,753
Securities lending income — Affiliated	—	—	1
Capital shares sold	—	13	20,519
Dividends	—	159,075	149,844
Tax reclaims	—	—	1,768

Total assets	15,726,889	182,652,906	30,787,504

LIABILITIES
Payables:
Investments purchased	368,285	4,996,553	761,991
Variation margin on futures contracts	—	1,899	2,280
Investment advisory fees	8,772	71,124	12,225

Total liabilities	377,057	5,069,576	776,496

NET ASSETS	$15,349,832	$177,583,330	$30,011,008

NET ASSETS CONSIST OF:
Paid-in capital	$14,553,456	$177,363,866	$38,264,398
Accumulated earnings (loss)	796,376	219,464	(8,253,390)

NET ASSETS	$15,349,832	$177,583,330	$30,011,008

Shares outstanding	550,000	2,800,000	1,150,000

Net asset value	$27.91	$63.42	$26.10

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Investments, at cost — Unaffiliated	$14,518,883	$165,049,134	$29,564,531

(b) Investments, at cost — Affiliated	$20,000	$68,000	$10,000

(c) Foreign currency, at cost	$—	$51,571	$13,038

(d) Foreign currency collateral pledged, at cost	$—	$11,429	$13,338

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Denmark ETF	iShares MSCI Finland ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Ireland ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$260,192	$190,435	$111,490	$161,186
Dividends — Affiliated	35	65	5	6
Securities lending income — Affiliated — net	4,895	6,490	91,388	—
Foreign taxes withheld	(32,468)	(3,006)	(11,759)	(4,594)
IRS Compliance fee for foreign withholding tax claims	—	(1,249)	—	—

Total investment income	232,654	192,735	191,124	156,598

EXPENSES
Investment advisory fees	400,007	80,539	104,425	141,369

Total expenses	400,007	80,539	104,425	141,369

Net investment income (loss)	(167,353)	112,196	86,699	15,229

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	199,704	(257,470)	(852,212)	(1,622,112)
Investments — Affiliated	(746)	(149)	(839)	—
In-kind redemptions — Unaffiliated	7,954,168	2,717,873	1,633,494	1,891,363
Futures contracts	164,762	16,528	11,598	8,135
Foreign currency transactions	12,482	648	2,770	(1,472)

Net realized gain	8,330,370	2,477,430	794,811	275,914

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	9,396,367	956,899	7,073,491	10,424,677
Investments — Affiliated	1	(35)	(532)	—
Futures contracts	(60,841)	7,260	1,380	375
Foreign currency translations	(6,576)	1,750	(1,512)	(317)

Net change in unrealized appreciation (depreciation)	9,328,951	965,874	7,072,827	10,424,735

Net realized and unrealized gain	17,659,321	3,443,304	7,867,638	10,700,649

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,491,968	$3,555,500	$7,954,337	$10,715,878

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares MSCI Kuwait ETF (a)	iShares MSCI New Zealand ETF	iShares MSCI Norway ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,662	$1,762,094	$579,117
Dividends — Affiliated	—	50	4
Securities lending income — Affiliated — net	—	5,145	1,801
Foreign taxes withheld	—	(242,968)	(132,839)

Total investment income	10,662	1,524,321	448,083

EXPENSES
Investment advisory fees	36,528	448,266	67,555
Commitment fees	48	—	—

Total expenses	36,576	448,266	67,555

Net investment income (loss)	(25,914)	1,076,055	380,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,935)	(1,229,220)	(856,800)
Investments — Affiliated	—	(1,750)	(110)
In-kind redemptions — Unaffiliated	—	13,809,365	677,221
Futures contracts	—	24,138	4,054
Foreign currency transactions	(13,036)	1,268	(174)

Net realized gain (loss)	(14,971)	12,603,801	(175,809)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	878,039	(4,768,755)	2,672,476
Investments — Affiliated	—	—	(29)
Futures contracts	—	(1,806)	(1,881)
Foreign currency translations	46	(13,008)	(3,564)

Net change in unrealized appreciation (depreciation)	878,085	(4,783,569)	2,667,002

Net realized and unrealized gain	863,114	7,820,232	2,491,193

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$837,200	$8,896,287	$2,871,721

(a)	For the period from September 01, 2020 (commencement of operations) to February 28, 2021.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI Denmark ETF		iShares MSCI Finland ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(167,353)	$317,438	$112,196	$615,818
Net realized gain (loss)	8,330,370	(1,120,641)	2,477,430	296,182
Net change in unrealized appreciation (depreciation)	9,328,951	13,796,937	965,874	4,049,228

Net increase in net assets resulting from operations	17,491,968	12,993,734	3,555,500	4,961,228

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(77,799)	(292,573)	(370,609)	(1,036,942)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	53,489,325	63,653,757	(8,835,299)	4,490,297

NET ASSETS
Total increase (decrease) in net assets	70,903,494	76,354,918	(5,650,408)	8,414,583
Beginning of period	109,899,345	33,544,427	35,139,376	26,724,793

End of period	$180,802,839	$109,899,345	$29,488,968	$35,139,376

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets (continued)

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Ireland ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$86,699	$217,539	$15,229	$595,688
Net realized gain	794,811	640,891	275,914	267,001
Net change in unrealized appreciation (depreciation)	7,072,827	4,427,396	10,424,735	2,797,460

Net increase in net assets resulting from operations	7,954,337	5,285,826	10,715,878	3,660,149

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(348,730)	(82,622)	(15,526)	(940,239)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,823,113	(10,267,905)	(5,074,189)	(4,751,676)

NET ASSETS
Total increase (decrease) in net assets	11,428,720	(5,064,701)	5,626,163	(2,031,766)
Beginning of period	31,862,497	36,927,198	53,119,462	55,151,228

End of period	$43,291,217	$31,862,497	$58,745,625	$53,119,462

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Kuwait ETF	iShares MSCI New Zealand ETF
	Period From 09/01/20 to 02/28/21 (unaudited) (a)	Six Months Ended 02/28/21 (unaudited )	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(25,914)	$1,076,055	$2,949,840
Net realized gain (loss)	(14,971)	12,603,801	1,762,353
Net change in unrealized appreciation (depreciation)	878,085	(4,783,569)	21,645,361

Net increase in net assets resulting from operations	837,200	8,896,287	26,357,554

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(40,824)	(2,327,522)	(4,674,204)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,553,456	3,811,581	(20,231,374)

NET ASSETS
Total increase in net assets	15,349,832	10,380,346	1,451,976
Beginning of period	—	167,202,984	165,751,008

End of period	$15,349,832	$177,583,330	$167,202,984

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$380,528	$333,272
Net realized loss	(175,809)	(285,526)
Net change in unrealized appreciation (depreciation)	2,667,002	3,511,779

Net increase in net assets resulting from operations	2,871,721	3,559,525

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(277,495)	(358,083)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,946,736)	5,529,593

NET ASSETS
Total increase (decrease) in net assets	(1,352,510)	8,731,035
Beginning of period	31,363,518	22,632,483

End of period	$30,011,008	$31,363,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Denmark ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$84.54		$60.99	$67.75	$67.57	$56.39	$53.99

Net investment income (loss)(a)	(0.10)		0.50	0.97	0.90	0.94	0.76
Net realized and unrealized gain (loss)(b)	10.77		23.52	(5.99)	0.77	11.07	2.27

Net increase (decrease) from investment operations	10.67		24.02	(5.02)	1.67	12.01	3.03

Distributions(c)
From net investment income	(0.05)		(0.47)	(1.74)	(1.49)	(0.83)	(0.63)

Total distributions	(0.05)		(0.47)	(1.74)	(1.49)	(0.83)	(0.63)

Net asset value, end of period	$95.16		$84.54	$60.99	$67.75	$67.57	$56.39

Total Return
Based on net asset value	12.62	%(d)	39.52%	(7.41)%	2.58%	21.43%	5.63%

Ratios to Average Net Assets
Total expenses	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income (loss)	(0.22	)%(e)	0.71%	1.59%	1.34%	1.66%	1.38%

Supplemental Data
Net assets, end of period (000)	$180,803		$109,899	$33,544	$40,649	$67,567	$47,928

Portfolio turnover rate(f)	3	%(d)	21%	14%	13%	14%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Finland ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$41.34		$35.63	$41.83	$39.79	$33.19	$31.32

Net investment income(a)	0.16		0.85	1.30	1.39	1.02	1.51	(b)
Net realized and unrealized gain (loss)(c)	4.44		6.25	(5.98)	2.16	6.74	1.13

Net increase (decrease) from investment operations	4.60		7.10	(4.68)	3.55	7.76	2.64

Distributions(d)
From net investment income	(0.57)		(1.39)	(1.52)	(1.51)	(1.16)	(0.77)

Total distributions	(0.57)		(1.39)	(1.52)	(1.51)	(1.16)	(0.77)

Net asset value, end of period	$45.37		$41.34	$35.63	$41.83	$39.79	$33.19

Total Return
Based on net asset value	11.10	%(e)	20.61%	(11.24)%	9.08%	23.32%	8.60	%(b)

Ratios to Average Net Assets
Total expenses	0.53	%(f)	0.53%	0.53%	0.53%	0.55%	0.72%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.53%	0.53%	N/A	0.53%	0.53%

Net investment income	0.74	%(f)	2.36%	3.40%	3.38%	2.84%	4.72	%(b)

Supplemental Data
Net assets, end of period (000)	$29,489		$35,139	$26,725	$39,735	$45,753	$38,168

Portfolio turnover rate(g)	7	%(e)	22%	16%	11%	12%	21%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2016:
•	Net investment income per share by $0.42.
•	Total return by 1.05%.
•	Ratio of net investment income to average net assets by 1.32%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$63.72		$52.75	$63.43	$57.18	$43.23	$40.03

Net investment income(a)	0.17		0.38	1.07	1.33	0.78	0.71
Net realized and unrealized gain (loss)(b)	15.52		10.74	(10.06)	6.19	13.87	3.16

Net increase (decrease) from investment operations	15.69		11.12	(8.99)	7.52	14.65	3.87

Distributions(c)
From net investment income	(0.70)		(0.15)	(1.69)	(1.27)	(0.70)	(0.67)

Total distributions	(0.70)		(0.15)	(1.69)	(1.27)	(0.70)	(0.67)

Net asset value, end of period	$78.71		$63.72	$52.75	$63.43	$57.18	$43.23

Total Return
Based on net asset value	24.70	%(d)	21.12%	(14.08)%	13.22%	34.12%	9.72%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	0.49	%(e)	0.69%	1.95%	2.09%	1.65%	1.73%

Supplemental Data
Net assets, end of period (000)	$43,291		$31,862	$36,927	$60,260	$40,025	$23,779

Portfolio turnover rate(f)	12	%(d)	25%	13%	14%	14%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FI N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Ireland ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$42.50		$39.39	$46.25	$43.80	$38.94	$40.34

Net investment income(a)	0.01		0.43	0.61	0.61	0.47	0.49
Net realized and unrealized gain (loss)(b)	8.58		3.34	(6.80)	2.62	4.94	(1.33)

Net increase (decrease) from investment operations	8.59		3.77	(6.19)	3.23	5.41	(0.84)

Distributions(c)
From net investment income	(0.01)		(0.66)	(0.67)	(0.78)	(0.55)	(0.56)

Total distributions	(0.01)		(0.66)	(0.67)	(0.78)	(0.55)	(0.56)

Net asset value, end of period	$51.08		$42.50	$39.39	$46.25	$43.80	$38.94

Total Return
Based on net asset value	20.22	%(d)	9.59%	(13.44)%	7.38%	13.99%	(2.12)%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.49%	0.47%	0.49%	0.48%

Net investment income	0.05	%(e)	1.06%	1.49%	1.31%	1.19%	1.27%

Supplemental Data
Net assets, end of period (000)	$58,746		$53,119	$55,151	$69,381	$67,883	$124,596

Portfolio turnover rate(f)	18	%(d)	47%	24%	20%	14%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kuwait ETF
	Period From 09/01/20 to 02/28/21 (unaudited)	(a)

Net asset value, beginning of period	$25.22

Net investment loss(b)	(0.07)
Net realized and unrealized gain(c)	2.83

Net increase from investment operations	2.76

Distributions(d)
From net investment income	(0.07)

Total distributions	(0.07)

Net asset value, end of period	$27.91

Total Return
Based on net asset value	10.97	%(e)

Ratios to Average Net Assets
Total expenses	0.74	%(f)

Net investment loss	(0.53	)%(f)

Supplemental Data
Net assets, end of period (000)	$15,350

Portfolio turnover rate(g)	10	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI New Zealand ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$60.80		$51.80	$49.11	$46.26	$46.90	$32.17

Net investment income(a)	0.38		1.06	1.58	1.71	1.96	1.21
Net realized and unrealized gain (loss)(b)	3.00		9.49	2.70	2.86	(0.39)	14.76

Net increase from investment operations	3.38		10.55	4.28	4.57	1.57	15.97

Distributions(c)
From net investment income	(0.76)		(1.55)	(1.59)	(1.72)	(2.21)	(1.24)

Total distributions	(0.76)		(1.55)	(1.59)	(1.72)	(2.21)	(1.24)

Net asset value, end of period	$63.42		$60.80	$51.80	$49.11	$46.26	$46.90

Total Return
Based on net asset value	5.53	%(d)	20.71%	9.00%	10.02%	3.95%	50.49%

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	1.21	%(e)	1.96%	3.16%	3.58%	4.45%	3.05%

Supplemental Data
Net assets, end of period (000)	$177,583		$167,203	$165,751	$142,406	$175,790	$171,183

Portfolio turnover rate(f)	10	%(d)	12%	15%	14%	9%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Norway ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$22.40		$22.63	$27.67	$25.07	$20.36	$20.40

Net investment income(a)	0.34		0.34	0.67	0.72	0.69	0.64
Net realized and unrealized gain (loss)(b)	3.67		(0.15)	(4.91)	2.56	4.70	(0.06)

Net increase (decrease) from investment operations	4.01		0.19	(4.24)	3.28	5.39	0.58

Distributions(c)
From net investment income	(0.31)		(0.42)	(0.80)	(0.68)	(0.68)	(0.62)

Total distributions	(0.31)		(0.42)	(0.80)	(0.68)	(0.68)	(0.62)

Net asset value, end of period	$26.10		$22.40	$22.63	$27.67	$25.07	$20.36

Total Return
Based on net asset value	18.02	%(d)	1.04%	(15.42)%	13.21%	27.10%	2.89%

Ratios to Average Net Assets
Total expenses	0.53	%(e)	0.53%	0.53%	0.53%	0.53%	0.53%

Net investment income	2.99	%(e)	1.58%	2.66%	2.67%	3.11%	3.23%

Supplemental Data
Net assets, end of period (000)	$30,011		$31,364	$22,632	$30,434	$32,589	$26,462

Portfolio turnover rate(f)	8	%(d)	16%	13%	13%	10%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Denmark	Non-diversified
MSCI Finland	Non-diversified
MSCI Germany Small-Cap	Diversified
MSCI Ireland	Non-diversified
MSCI Kuwait(a)	Non-diversified
MSCI New Zealand	Non-diversified
MSCI Norway	Non-diversified

(a)	The Fund commenced operations on September 01, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Denmark
Barclays Capital Inc.	$10,279	$10,279		$—	$—
Goldman Sachs & Co.	1,253,289	1,253,289		—	—

	$1,263,568	$1,263,568		$—	$—

MSCI Finland
Credit Suisse AG	$308,108	$308,108		$—	$—

MSCI Germany Small-Cap
Barclays Capital Inc.	$98,355	$98,355		$—	$—
Credit Suisse AG	307,238	307,238		—	—
Goldman Sachs & Co.	868,512	868,512		—	—
JPMorgan Securities LLC	46,369	46,369		—	—
Morgan Stanley & Co. LLC	400,607	400,607		—	—
UBS AG	483,433	483,433		—	—

	$2,204,514	$2,204,514		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark	0.53%
MSCI Finland	0.53
MSCI Germany Small-Cap	0.59
MSCI Kuwait	0.74
MSCI Norway	0.53

For its investment advisory services to each of the iShares MSCI Ireland and iShares MSCI New Zealand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Fees Paid to BTC

MSCI Denmark	$1,426
MSCI Finland	1,506
MSCI Germany Small-Cap	20,664
MSCI New Zealand	1,856
MSCI Norway	426

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI Denmark	$1,822,575	$1,759,549	$261,258
MSCI Finland	297,000	338,863	49,411
MSCI Germany Small-Cap	1,631,069	1,582,665	131,811
MSCI Ireland	2,532,248	441,020	129,532
MSCI New Zealand	5,757,165	2,492,569	127,991
MSCI Norway	54,121	77,932	(4,367)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Denmark	$5,099,160	$4,564,073
MSCI Finland	2,205,099	2,707,581
MSCI Germany Small-Cap	7,502,972	4,304,029
MSCI Ireland	9,795,075	9,923,851
MSCI Kuwait	15,491,794	970,977
MSCI New Zealand	18,262,071	18,955,358
MSCI Norway	2,079,256	2,148,526

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Denmark	$79,502,194	$26,494,895
MSCI Finland	5,324,928	13,888,811
MSCI Germany Small-Cap	3,884,288	3,381,662
MSCI Ireland	—	5,066,739
MSCI New Zealand	47,228,096	43,893,600
MSCI Norway	6,061,443	9,987,926

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Denmark	$3,697,920
MSCI Finland	2,211,476
MSCI Germany Small-Cap	2,064,715
MSCI Ireland	8,847,933
MSCI New Zealand	22,653,434
MSCI Norway	8,066,602

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Denmark	$163,939,901	$20,228,488	$(2,920,623)	$17,307,865
MSCI Finland	30,236,146	3,221,713	(3,625,391)	(403,678)
MSCI Germany Small-Cap	41,881,217	7,268,627	(3,648,291)	3,620,336
MSCI Ireland	49,651,407	13,070,084	(3,845,776)	9,224,308
MSCI Kuwait	14,538,883	1,081,092	(203,053)	878,039
MSCI New Zealand	167,160,954	24,561,996	(14,357,684)	10,204,312
MSCI Norway	29,941,744	2,299,586	(2,433,121)	(133,535)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit

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Notes to Financial Statements (unaudited) (continued)

risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI Denmark
Shares sold	900,000	$80,212,470	1,050,000	$80,969,860
Shares redeemed	(300,000)	(26,723,145)	(300,000)	(17,316,103)

Net increase	600,000	$53,489,325	750,000	$63,653,757

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI Finland
Shares sold	150,000	$5,869,455	550,000	$20,358,805
Shares redeemed	(350,000)	(14,704,754)	(450,000)	(15,868,508)

Net increase (decrease)	(200,000)	$(8,835,299)	100,000	$4,490,297

MSCI Germany Small-Cap
Shares sold	100,000	$7,312,000	250,000	$14,941,898
Shares redeemed	(50,000)	(3,488,887)	(450,000)	(25,209,803)

Net increase (decrease)	50,000	$3,823,113	(200,000)	$(10,267,905)

MSCI Ireland
Shares sold	—	$—	100,000	$4,420,595
Shares redeemed	(100,000)	(5,074,189)	(250,000)	(9,172,271)

Net decrease	(100,000)	$(5,074,189)	(150,000)	$(4,751,676)

			Period Ended 02/28/21
iShares ETF			Shares	Amount

MSCI Kuwait
Shares sold			550,000	$14,553,456

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI New Zealand
Shares sold	750,000	$48,345,841	1,800,000	$94,694,895
Shares redeemed	(700,000)	(44,534,260)	(2,250,000)	(114,926,269)

Net increase (decrease)	50,000	$3,811,581	(450,000)	$(20,231,374)

MSCI Norway
Shares sold	250,000	$6,565,562	1,450,000	$27,971,333
Shares redeemed	(500,000)	(10,512,298)	(1,050,000)	(22,441,740)

Net increase (decrease)	(250,000)	$(3,946,736)	400,000	$5,529,593

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI Finland ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Fund is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements  (unaudited) (continued)

for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares ESG MSCI Kuwait ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F IN V E S T M E N T A D V I S O R Y C O N T R A C T	55

Board Review and Approval of Investment Advisory Contract  (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

56	2021 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Denmark ETF, iShares MSCI Finland ETF, iShares MSCI Germany Small-Cap ETF, iShares MSCI Ireland ETF, iShares MSCI Kuwait ETF, iShares MSCI New Zealand ETF and iShares MSCI Norway ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	57

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
MSCI Denmark(a)	$0.000937	$—	$0.046214	$0.047151	2%	—%	98%		100%
MSCI Finland(a)	0.418787	—	0.151380	0.570167	73	—	27		100
MSCI Kuwait(a)	—	—	0.074225	0.074225	—	—	100		100
MSCI Norway(a)	0.307458	—	0.000870	0.308328	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	59

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-808-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI India ETF | INDA | Cboe BZX
•	iShares MSCI India Small-Cap ETF | SMIN | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI India ETF

Investment Objective

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	22.30%	26.89%	12.29%	6.14%	26.89%	78.53%	71.67%
Fund Market	23.06	27.59	12.27	6.20	27.59	78.37	72.63
Index	25.18	29.10	13.44	6.99	29.10	87.84	84.73

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$1,000.00	$1,223.00	$3.69	$1,000.00	$1,021.50	$3.36	0.67%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	27.2%
Information Technology	16.5
Energy	13.0
Consumer Staples	9.3
Materials	9.2
Consumer Discretionary	8.7
Health Care	5.3
Communication Services	3.7
Industrials	3.6
Utilities	3.2
Real Estate	0.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Reliance Industries Ltd.	10.6%
Housing Development Finance Corp. Ltd.	7.8
Infosys Ltd.	7.6
ICICI Bank Ltd.	5.5
Tata Consultancy Services Ltd.	4.9
Hindustan Unilever Ltd.	3.1
Axis Bank Ltd.	2.9
Bajaj Finance Ltd.	2.6
Bharti Airtel Ltd.	2.4
Larsen & Toubro Ltd.	1.8

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Fund Summary as of February 28, 2021	iShares® MSCI India Small-Cap ETF

Investment Objective

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	36.79	%(a)	34.78%	14.06%	8.55%	34.78%	93.01%	110.25%
Fund Market	36.84		36.12	14.26	8.55	36.12	94.76	110.32
Index	40.03		38.44	15.53	9.55	38.44	105.79	128.49

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio

$1,000.00	$1,367.90	$4.46	$1,000.00	$1,021.00	$3.81	0.76%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	20.3%
Industrials	17.8
Materials	16.6
Consumer Discretionary	12.4
Health Care	9.7
Information Technology	6.5
Utilities	5.6
Consumer Staples	3.8
Real Estate	3.6
Communication Services	2.8
Energy	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Voltas Ltd.	1.8%
Cholamandalam Investment and Finance Co. Ltd.	1.8
Crompton Greaves Consumer Electricals Ltd.	1.5
Max Financial Services Ltd.	1.5
Ashok Leyland Ltd.	1.4
Sundaram Finance Ltd.	1.4
SRF Ltd.	1.3
Astral Poly Technik Ltd.	1.2
IDFC First Bank Ltd.	1.2
Adani Total Gas Ltd.	1.2

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
InterGlobe Aviation Ltd.(a)(b)	646,750	$14,257,368

Auto Components — 1.3%
Balkrishna Industries Ltd.	584,856	12,399,886
Bharat Forge Ltd.	1,564,791	12,990,417
Motherson Sumi Systems Ltd.	8,491,879	24,729,701
MRF Ltd.	12,831	14,753,974

		64,873,978

Automobiles — 5.6%
Bajaj Auto Ltd.	467,312	24,157,013
Eicher Motors Ltd.	918,528	31,231,327
Hero MotoCorp Ltd.	806,074	35,364,803
Mahindra & Mahindra Ltd.	5,433,144	59,621,519
Maruti Suzuki India Ltd.	914,093	85,409,263
Tata Motors Ltd.(b)	11,438,819	50,271,029

		286,054,954

Banks — 12.1%
Axis Bank Ltd.(b)	15,247,535	150,390,057
Bandhan Bank Ltd.(a)(b)	4,871,967	22,889,659
ICICI Bank Ltd.(b)	34,326,346	279,221,247
Kotak Mahindra Bank Ltd.(b)	3,726,850	90,291,861
State Bank of India(b)	12,000,108	63,711,535
Yes Bank Ltd.(b)	67,378,074	14,441,106

		620,945,465

Beverages — 0.3%
United Spirits Ltd.(b)	1,954,089	14,229,204

Biotechnology — 0.3%
Biocon Ltd.(b)	2,823,678	14,993,525

Capital Markets — 0.3%
HDFC Asset Management Co. Ltd.(a)	357,887	14,303,791

Chemicals — 3.1%
Asian Paints Ltd.	2,580,065	79,952,698
Berger Paints India Ltd.	1,632,388	15,102,116
PI Industries Ltd.	560,987	16,620,056
Pidilite Industries Ltd.	1,024,858	23,513,089
UPL Ltd.	3,340,934	25,530,400

		160,718,359

Construction & Engineering — 1.8%
Larsen & Toubro Ltd.	4,626,030	90,808,305

Construction Materials — 3.0%
ACC Ltd.	505,001	11,910,835
Ambuja Cements Ltd.	4,672,352	17,389,784
Grasim Industries Ltd.	1,995,083	32,601,152
Shree Cement Ltd.	72,817	26,260,792
UltraTech Cement Ltd.	777,511	64,700,004

		152,862,567

Consumer Finance — 3.3%
Bajaj Finance Ltd.	1,823,562	130,650,767
Muthoot Finance Ltd.	809,129	14,310,743
Shriram Transport Finance Co. Ltd.	1,277,050	22,295,588

		167,257,098

Diversified Financial Services — 0.5%
Piramal Enterprises Ltd.	682,337	16,985,303

Security	Shares	Value
Diversified Financial Services (continued)
REC Ltd.	5,974,855	$11,017,117

		28,002,420

Diversified Telecommunication Services — 0.3%
Indus Towers Ltd.	4,529,544	15,890,541

Electric Utilities — 0.8%
Power Grid Corp. of India Ltd.	14,076,940	41,051,755

Electrical Equipment — 0.4%
Havells India Ltd.	1,473,049	22,161,384

Food & Staples Retailing — 0.9%
Avenue Supermarts Ltd.(a)(b)	1,091,975	44,493,319

Food Products — 2.3%
Britannia Industries Ltd.	728,715	33,356,672
Nestle India Ltd.	226,872	49,710,855
Tata Consumer Products Ltd.	4,027,450	33,385,333

		116,452,860

Gas Utilities — 0.7%
GAIL India Ltd.	10,630,227	20,512,570
Indraprastha Gas Ltd.	2,117,758	14,177,465

		34,690,035

Health Care Providers & Services — 0.5%
Apollo Hospitals Enterprise Ltd.	607,974	25,305,568

Hotels, Restaurants & Leisure — 0.4%
Jubilant Foodworks Ltd.	532,340	21,695,653

Household Products — 3.1%
Hindustan Unilever Ltd.	5,528,658	160,405,189

Independent Power and Renewable Electricity Producers — 1.7%
Adani Green Energy Ltd.(b)	2,628,733	41,490,590
NTPC Ltd.	29,934,686	43,709,489

		85,200,079

Industrial Conglomerates — 0.2%
Siemens Ltd.	478,842	12,054,946

Insurance — 3.2%
Bajaj Finserv Ltd.	256,898	33,730,776
HDFC Life Insurance Co. Ltd.(a)(b)	5,433,444	51,805,709
ICICI Lombard General Insurance Co. Ltd.(a)(b)	1,497,359	29,056,732
ICICI Prudential Life Insurance Co. Ltd.(a)(b)	2,413,409	15,158,317
SBI Life Insurance Co. Ltd.(a)(b)	2,691,013	31,745,787

		161,497,321

Interactive Media & Services — 0.6%
Info Edge India Ltd.	475,462	31,770,903

IT Services — 16.5%
HCL Technologies Ltd.	7,301,539	90,363,811
Infosys Ltd.	22,909,433	390,724,534
Larsen & Toubro Infotech Ltd.(a)	352,148	17,250,867
Tata Consultancy Services Ltd.	6,308,482	248,467,571
Tech Mahindra Ltd.	4,225,859	52,839,770
Wipro Ltd.	7,684,892	42,908,229

		842,554,782

Life Sciences Tools & Services — 0.8%
Divi’s Laboratories Ltd.	892,609	40,850,967

Media — 0.3%
Zee Entertainment Enterprises Ltd.	5,811,761	15,896,631

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 3.1%
Hindalco Industries Ltd.	10,572,218	$48,951,448
JSW Steel Ltd.	5,688,308	30,610,892
Tata Steel Ltd.	4,544,065	44,222,469
Vedanta Ltd.	12,503,822	35,273,080

		159,057,889

Multiline Retail — 0.3%
Trent Ltd.	1,218,878	13,412,883

Oil, Gas & Consumable Fuels — 13.0%
Bharat Petroleum Corp. Ltd.	4,376,260	26,789,965
Coal India Ltd.	8,346,535	17,287,101
Hindustan Petroleum Corp. Ltd.	4,610,126	15,210,247
Indian Oil Corp. Ltd.	12,660,898	16,893,258
Oil & Natural Gas Corp. Ltd.	16,969,413	25,632,508
Petronet LNG Ltd.	5,042,282	17,507,495
Reliance Industries Ltd.	19,183,608	544,507,989

		663,828,563

Personal Products — 1.7%
Colgate-Palmolive India Ltd.	822,857	17,705,675
Dabur India Ltd.	3,564,733	24,405,214
Godrej Consumer Products Ltd.	2,749,687	25,683,951
Marico Ltd.	3,472,443	18,785,735

		86,580,575

Pharmaceuticals — 3.7%
Aurobindo Pharma Ltd.	1,969,645	22,922,234
Cipla Ltd.	2,982,507	31,943,691
Dr. Reddy’s Laboratories Ltd.	782,513	47,136,598
Ipca Laboratories Ltd.	468,967	11,803,469
Lupin Ltd.	1,524,795	21,130,503
Sun Pharmaceutical Industries Ltd.	5,647,253	45,694,450
Torrent Pharmaceuticals Ltd.	341,306	11,277,937

		191,908,882

Real Estate Management & Development — 0.3%
DLF Ltd.	4,160,406	17,126,255

Road & Rail — 0.3%
Container Corp. of India Ltd.	1,843,340	13,993,430

Security	Shares	Value

Road & Rail (continued)

Textiles, Apparel & Luxury Goods — 1.2%
Page Industries Ltd.	37,494	$14,329,229
Titan Co. Ltd.	2,387,449	45,708,675

		60,037,904

Thrifts & Mortgage Finance — 7.8%
Housing Development Finance Corp. Ltd.	11,488,736	397,012,944

Tobacco — 1.1%
ITC Ltd.	19,854,547	55,077,219

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	3,414,888	31,409,441

Wireless Telecommunication Services — 2.4%
Bharti Airtel Ltd.	16,505,074	124,947,577

Total Common Stocks — 100.1% (Cost: $3,388,007,779)		5,115,672,529

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,360,000	2,360,000

Total Short-Term Investments — 0.1% (Cost: $2,360,000)		2,360,000

Total Investments in Securities — 100.2% (Cost: $3,390,367,779)		5,118,032,529

Other Assets, Less Liabilities — (0.2)%		(9,340,755)

Net Assets — 100.0%		$5,108,691,774

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$2,360,000	(a)	$—	$—	$—	$2,360,000	2,360,000	$8,252	$—

(a)	Represents net amount purchased (sold).

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI India NTR Index	58	03/19/21	$ 4,769	$ (253,618)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$253,618

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,328,785

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,246,400)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,983,558

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,115,672,529	$—	$—	$5,115,672,529
Money Market Funds	2,360,000	—	—	2,360,000

	$5,118,032,529	$—	$—	$5,118,032,529

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(253,618)	$—	$—	$(253,618)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.2%
Blue Dart Express Ltd.(a)	7,611	$486,344

Airlines — 0.1%
SpiceJet Ltd.(a)	337,269	379,333

Auto Components — 3.9%
Apollo Tyres Ltd.	458,040	1,446,705
Ceat Ltd.	32,147	697,492
Endurance Technologies Ltd.(b)	56,096	1,100,889
Exide Industries Ltd.	679,690	1,874,847
Mahindra CIE Automotive Ltd.(a)	182,060	447,686
Minda Industries Ltd	108,517	836,564
Sundram Fasteners Ltd.	151,417	1,476,978
Tube Investments of India Ltd.	150,251	2,209,140

		10,090,301

Banks — 4.8%
AU Small Finance Bank Ltd.(a)(b)	121,728	1,866,048
City Union Bank Ltd.	577,068	1,298,079
DCB Bank Ltd.(a)	244,332	387,021
Federal Bank Ltd.(a)	2,353,615	2,675,982
IDFC First Bank Ltd.(a)	3,619,392	3,125,133
Karur Vysya Bank Ltd. (The)(a)	627,999	509,766
RBL Bank Ltd.(b)	573,405	1,838,392
Yes Bank Ltd., New, (Acquired 03/16/20, Cost: $3,554,476)(a)(c)(d)	4,044,378	688,714

		12,389,135

Beverages — 1.2%
Radico Khaitan Ltd.	106,648	826,727
Varun Beverages Ltd.	161,073	2,286,060

		3,112,787

Building Products — 2.4%
Astral Poly Technik Ltd.	108,157	3,131,600
Blue Star Ltd.	92,285	1,092,890
Cera Sanitaryware Ltd.	8,333	437,668
Kajaria Ceramics Ltd.	126,738	1,633,357

		6,295,515

Capital Markets — 4.2%
Central Depository Services India Ltd.	81,423	691,517
CRISIL Ltd.	23,072	611,234
Dhani Services Ltd.	373,765	1,841,232
Edelweiss Financial Services Ltd.(a)	746,121	701,091
ICICI Securities Ltd.(b)	102,460	566,922
IDFC Ltd.(a)	1,915,644	1,431,161
IIFL Wealth Management Ltd.	56,004	923,988
Indian Energy Exchange Ltd.(b)	234,146	934,704
JM Financial Ltd.	686,748	849,498
Motilal Oswal Financial Services Ltd.	58,287	478,685
Multi Commodity Exchange of India Ltd.	39,807	818,973
Nippon Life India Asset Management Ltd.(b)	196,130	880,230
Tata Investment Corp. Ltd.	20,104	303,605

		11,032,840

Chemicals — 11.0%
Aarti Industries Ltd.	138,969	2,335,534
Advanced Enzyme Technologies Ltd.	80,333	390,542
Akzo Nobel India Ltd.	14,620	429,359
Alkyl Amines Chemicals	8,052	553,499
Atul Ltd.	23,650	2,111,057
BASF India Ltd.	17,335	454,517

Security	Shares	Value

Chemicals (continued)
Bayer CropScience Ltd./India	17,960	$1,256,760
Castrol India Ltd.	631,791	1,115,102
Chambal Fertilizers and Chemicals Ltd.	266,750	886,807
Coromandel International Ltd.	162,966	1,710,605
Deepak Nitrite Ltd.	108,628	2,023,185
EID Parry India Ltd.(a)	111,931	484,067
Fine Organic Industries Ltd.	12,306	390,012
Finolex Industries Ltd.	79,544	663,651
Galaxy Surfactants Ltd.	17,111	513,842
Gujarat Fluorochemicals Ltd.(a)	34,886	274,089
Gulf Oil Lubricants India Ltd.	23,761	236,058
Linde India Ltd.	34,217	726,480
Navin Fluorine International Ltd.	51,419	1,780,720
Rallis India Ltd.	125,229	435,664
SRF Ltd.	47,243	3,496,021
Supreme Industries Ltd.	101,196	2,792,134
Tata Chemicals Ltd.	264,150	2,658,215
Vinati Organics Ltd.	40,990	782,260

		28,500,180

Communications Equipment — 0.3%
Sterlite Technologies Ltd.	253,480	717,823

Construction & Engineering — 3.4%
Dilip Buildcon Ltd.(b)	54,451	503,460
Engineers India Ltd.	451,620	492,274
IRB Infrastructure Developers Ltd.	224,571	330,202
Kalpataru Power Transmission Ltd.	111,963	581,565
KEC International Ltd.	184,318	1,080,174
NBCC India Ltd.	1,008,947	588,329
PNC Infratech Ltd.	143,569	525,843
Voltas Ltd.	343,086	4,753,528

		8,855,375

Construction Materials — 3.1%
Birla Corp. Ltd.	37,034	428,120
Dalmia Bharat Ltd.	119,188	2,329,344
HeidelbergCement India Ltd.	108,689	343,660
India Cements Ltd. (The)	271,026	599,329
JK Cement Ltd.	49,443	1,808,638
Ramco Cements Ltd. (The)	188,124	2,479,008

		7,988,099

Consumer Finance — 5.9%
Cholamandalam Financial Holdings Ltd.	150,307	1,227,144
Cholamandalam Investment and Finance Co. Ltd.	653,763	4,616,420
CreditAccess Grameen Ltd.(a)	74,756	692,982
Mahindra & Mahindra Financial Services Ltd.(a)	985,453	2,731,670
Manappuram Finance Ltd.	744,040	1,783,023
MAS Financial Services Ltd.(b)	26,143	311,681
Spandana Sphoorty Financial Ltd.(a)	25,451	216,690
Sundaram Finance Ltd.	97,478	3,511,317
Ujjivan Financial Services Ltd.	47,040	156,160

		15,247,087

Diversified Financial Services — 1.1%
Aditya Birla Capital Ltd.(a)	730,609	1,229,364
L&T Finance Holdings Ltd.	1,184,209	1,690,461

		2,919,825

Diversified Telecommunication Services — 0.6%
Tata Communications Ltd.	113,603	1,672,237

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities — 2.0%
CESC Ltd.	95,661	$788,486
Tata Power Co. Ltd. (The)	2,293,729	2,969,971
Torrent Power Ltd.	269,170	1,398,504

		5,156,961

Electrical Equipment — 2.4%
Amara Raja Batteries Ltd.	122,650	1,472,351
Bharat Heavy Electricals Ltd.(a)	1,392,323	901,879
Finolex Cables Ltd.	109,164	579,876
Graphite India Ltd.	93,959	615,269
HEG Ltd.	18,343	360,969
KEI Industries Ltd.	86,500	588,791
Polycab India Ltd.	47,630	866,654
V-Guard Industries Ltd.	274,573	841,075

		6,226,864

Electronic Equipment, Instruments & Components — 0.4%
Redington India Ltd.	405,163	1,008,979

Entertainment — 0.7%
Chennai Super Kings Cricket Ltd.(a)(c)	206,787	28
Inox Leisure Ltd.(a)	80,853	338,221
PVR Ltd.	72,881	1,351,946

		1,690,195

Equity Real Estate Investment Trusts (REITs) — 0.4%
Mindspace Business Parks REIT(b)	236,400	980,408

Food Products — 1.1%
Avanti Feeds Ltd.	86,660	563,700
Balrampur Chini Mills Ltd.	185,400	446,817
Bombay Burmah Trading Co.	28,118	443,666
CCL Products India Ltd.	117,433	365,315
Kaveri Seed Co. Ltd.	38,340	264,522
KRBL Ltd.	73,247	196,262
Zydus Wellness Ltd.	20,137	523,724

		2,804,006

Gas Utilities — 3.1%
Adani Total Gas Ltd.	437,635	3,050,373
Gujarat Gas Ltd.	275,381	1,853,861
Gujarat State Petronet Ltd.	450,012	1,529,741
Mahanagar Gas Ltd.	94,869	1,495,492

		7,929,467

Health Care Providers & Services — 2.1%
Aster DM Healthcare Ltd.(a)(b)	200,603	391,051
Dr Lal PathLabs Ltd.(b)	46,311	1,449,925
Fortis Healthcare Ltd.(a)	721,150	1,553,978
Metropolis Healthcare Ltd.	40,790	1,087,567
Narayana Hrudayalaya Ltd.	114,013	669,246
Thyrocare Technologies Ltd.(b)	29,658	366,502

		5,518,269

Hotels, Restaurants & Leisure — 1.1%
EIH Ltd.(a)	249,376	328,158
Indian Hotels Co. Ltd. (The)	1,138,114	1,902,665
Westlife Development Ltd.(a)	85,939	586,609

		2,817,432

Household Durables — 4.1%
Amber Enterprises India Ltd.	26,869	1,182,002
Bajaj Electricals Ltd.(a)	72,708	948,118
Crompton Greaves Consumer Electricals Ltd.	750,572	3,933,902
Dixon Technologies India Ltd.	9,336	2,521,730
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	10,905	382,087

Security	Shares	Value

Household Durables (continued)
Orient Electric Ltd.	186,006	$685,072
Symphony Ltd.	28,028	427,810
TTK Prestige Ltd.	6,603	652,213

		10,732,934

Household Products — 0.2%
Jyothy Labs Ltd.	236,077	478,194

Independent Power and Renewable Electricity Producers — 0.6%
Adani Power Ltd.(a)	1,233,870	926,851
JSW Energy Ltd.	527,861	516,475

		1,443,326

Industrial Conglomerates — 0.8%
3M India Ltd.(a)	4,468	1,388,266
Godrej Industries Ltd.(a)	134,750	818,659

		2,206,925

Insurance — 1.5%
Max Financial Services Ltd.(a)	330,236	3,892,187

Interactive Media & Services — 0.2%
Just Dial Ltd.(a)	54,595	530,794

Internet Software & Services — 0.0%
Suvidhaa Infoserve Pvt Ltd.(a)	42,648	5,237

IT Services — 3.8%
Coforge Ltd.	29,018	1,003,813
DRC Systems India Pvt Ltd.(a)	788	5,235
Firstsource Solutions Ltd.	441,743	598,729
Infibeam Avenues Ltd.(a)	319,118	398,436
Mindtree Ltd.	91,929	2,001,271
Mphasis Ltd.	133,996	3,003,035
Persistent Systems Ltd.	73,385	1,654,296
Sonata Software Ltd.	92,897	604,270
Vakrangee Ltd.	765,910	554,486

		9,823,571

Life Sciences Tools & Services — 0.6%
Jubilant Ingrevia Ltd., NVS	114,337	203,375
Syngene International Ltd.(a)(b)	192,060	1,461,391

		1,664,766

Machinery — 5.5%
AIA Engineering Ltd.	67,707	1,676,205
Ashok Leyland Ltd.	2,107,226	3,694,850
Carborundum Universal Ltd.	165,884	1,145,849
Cochin Shipyard Ltd.(b)	51,700	261,613
Cummins India Ltd.	198,984	2,133,084
Escorts Ltd.	96,789	1,726,620
GMM Pfaudler Ltd.	10,449	584,773
Lakshmi Machine Works Ltd.	5,990	525,703
Schaeffler India Ltd.	12,495	882,999
Thermax Ltd.	66,289	1,226,236
Timken India Ltd.	30,250	524,276

		14,382,208

Media — 0.5%
Affle India Ltd.(a)	14,288	1,010,941
TV18 Broadcast Ltd.(a)	709,534	280,492

		1,291,433

Metals & Mining — 2.4%
APL Apollo Tubes Ltd.(a)	79,850	1,165,613
Jindal Steel & Power Ltd.(a)	650,838	2,974,981
Mishra Dhatu Nigam Ltd.(b)	72,828	189,491

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
National Aluminium Co. Ltd.	1,484,460	$1,212,051
Ratnamani Metals & Tubes Ltd.	26,008	673,090

		6,215,226

Multiline Retail — 0.3%
Future Retail Ltd.(a)	302,160	286,391
V-Mart Retail Ltd.(a)	14,295	515,104

		801,495

Oil, Gas & Consumable Fuels — 0.9%
Aegis Logistics Ltd.	221,413	929,522
Great Eastern Shipping Co. Ltd. (The)	163,453	698,765
Oil India Ltd.	343,299	590,034

		2,218,321

Paper & Forest Products — 0.2%
Century Textiles & Industries Ltd.	71,689	469,634

Personal Products — 1.3%
Bajaj Consumer Care Ltd.	153,812	508,206
Emami Ltd.	318,916	1,975,513
Gillette India Ltd.	10,454	786,856

		3,270,575

Pharmaceuticals — 6.9%
Aarti Drugs Ltd.	51,520	442,321
Ajanta Pharma Ltd.	41,294	982,099
Alembic Pharmaceuticals Ltd.	94,226	1,180,630
AstraZeneca Pharma India Ltd.	8,050	376,428
Eris Lifesciences Ltd.(b)	54,377	433,921
FDC Ltd./India	79,599	300,751
Glenmark Pharmaceuticals Ltd.	247,115	1,567,735
Granules India Ltd.	197,151	868,312
IOL Chemicals and Pharmaceuticals Ltd.	32,760	247,043
JB Chemicals & Pharmaceuticals Ltd.	57,583	876,537
Jubilant Pharmova Ltd.	114,462	1,198,747
Laurus Labs Ltd.(b)	513,008	2,444,441
Natco Pharma Ltd.	145,860	1,610,444
Procter & Gamble Health Ltd.	10,593	965,695
Sanofi India Ltd.	14,740	1,658,779
Shilpa Medicare Ltd.	45,172	226,582
Strides Pharma Science Ltd.	92,683	1,051,442
Sun Pharma Advanced Research Co. Ltd.(a)	103,620	230,760
Suven Pharmaceuticals Ltd.	141,150	920,832
Wockhardt Ltd.(a)	53,188	362,947

		17,946,446

Professional Services — 1.3%
L&T Technology Services Ltd.(b)	41,910	1,464,412
Quess Corp. Ltd.(a)(b)	106,381	1,086,900
TeamLease Services Ltd.(a)	16,323	756,165

		3,307,477

Real Estate Management & Development — 3.2%
Godrej Properties Ltd.(a)	120,635	2,529,009
Hemisphere Properties India Ltd.(a)	113,630	270,757
Indiabulls Real Estate Ltd.(a)	327,676	397,974
NESCO Ltd.	33,519	270,168
Oberoi Realty Ltd.(a)	203,576	1,511,479
Phoenix Mills Ltd. (The)(a)	137,390	1,521,134
Prestige Estates Projects Ltd.	222,253	901,594
Sobha Ltd.	76,156	455,319
Sunteck Realty Ltd.	82,066	388,358

		8,245,792

Security	Shares	Value

Software — 2.1%
Birlasoft Ltd.	220,816	$681,814
Cyient Ltd.	131,426	1,166,890
Tanla Platforms Ltd.	97,334	1,187,585
Tata Elxsi Ltd.	54,417	1,968,187
Zensar Technologies Ltd.	108,040	434,086

		5,438,562

Textiles, Apparel & Luxury Goods — 3.0%
Aditya Birla Fashion and Retail Ltd.(a)	495,325	1,237,554
Bata India Ltd.	92,510	1,810,545
Garware Technical Fibres Ltd.	15,844	557,424
KPR Mill Ltd.	27,497	346,627
Rajesh Exports Ltd.	93,926	650,011
Relaxo Footwears Ltd.(a)	78,710	915,632
Vaibhav Global Ltd.	15,542	741,642
Vardhman Textiles Ltd.(a)	36,892	594,384
VIP Industries Ltd.	90,825	495,252
Welspun India Ltd.	484,448	456,199

		7,805,270

Thrifts & Mortgage Finance — 2.8%
Aavas Financiers Ltd.(a)	43,850	1,345,933
Can Fin Homes Ltd.	84,330	548,888
IIFL Finance Ltd.	180,137	680,370
Indiabulls Housing Finance Ltd.	442,416	1,316,983
LIC Housing Finance Ltd.	483,020	2,823,122
PNB Housing Finance Ltd.(a)(b)	92,920	556,685

		7,271,981

Tobacco — 0.1%
Godfrey Phillips India Ltd.	19,719	241,198

Trading Companies & Distributors — 0.8%
IndiaMART Intermesh Ltd.(b)	18,582	2,173,590

Transportation Infrastructure — 0.7%
GMR Infrastructure Ltd.(a)	3,372,775	1,195,629
Gujarat Pipavav Port Ltd.	464,148	624,675

		1,820,304

Wireless Telecommunication Services — 0.8%
Vodafone Idea Ltd.(a)	13,751,526	2,114,612

Total Common Stocks — 100.1% (Cost: $166,501,527)		259,611,520

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,190,000	3,190,000

Total Short-Term Investments — 1.2% (Cost: $3,190,000)		3,190,000

Total Investments in Securities — 101.3% (Cost: $169,691,527)		262,801,520

Other Assets, Less Liabilities — (1.3)%		(3,280,739)

Net Assets — 100.0%		$259,520,781

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India Small-Cap ETF

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $688,714, representing 0.3% of its net assets as of period end, and an original cost of $3,554,476.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$3,190,000	(a)	$—	$—	$—	$3,190,000	3,190,000	$500	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
SGX Nifty 50 Index	8	03/25/21	$232	$(5,210)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,210

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$179,785

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,035)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$121,257

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI India Small-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$258,708,931	$213,847	$688,742	$259,611,520
Money Market Funds	3,190,000	—	—	3,190,000

	$261,898,931	$213,847	$688,742	$262,801,520

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,210)	$—	$—	$(5,210)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$5,115,672,529	$259,611,520
Affiliated(b)	2,360,000	3,190,000
Cash	82,914,005	1,151,432
Foreign currency, at value(c)	2,657,029	330,011
Cash pledged:
Futures contracts	2,549,000	30,000
Receivables:
Investments sold	63,983,170	1,030,446
Dividends	2,289,452	89,655

Total assets	5,272,425,185	265,433,064

LIABILITIES
Deferred foreign capital gain tax	82,350,294	4,673,067
Payables:
Investments purchased	77,794,564	1,079,591
Variation margin on futures contracts	1,002,436	15,442
Investment advisory fees	2,586,117	144,183

Total liabilities	163,733,411	5,912,283

NET ASSETS	$5,108,691,774	$259,520,781

NET ASSETS CONSIST OF:
Paid-in capital	$4,340,140,112	$263,133,789
Accumulated earnings (loss)	768,551,662	(3,613,008)

NET ASSETS	$5,108,691,774	$259,520,781

Shares outstanding	125,250,000	5,500,000

Net asset value	$40.79	$47.19

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$3,388,007,779	$166,501,527
(b) Investments, at cost — Affiliated	$2,360,000	$3,190,000
(c) Foreign currency, at cost	$2,682,146	$334,411

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	15

Consolidated Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$22,068,987	$808,885
Dividends — Affiliated	8,252	500
Foreign taxes withheld	(4,900,821)	(167,320)

Total investment income	17,176,418	642,065

EXPENSES
Investment advisory fees	12,695,033	799,102
Mauritius income taxes	419,350	20,256

Total expenses	13,114,383	819,358

Net investment income (loss)	4,062,035	(177,293)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	18,432,309	8,816,392
Futures contracts	2,328,785	179,785
Foreign currency transactions	(5,101,152)	(173,525)

Net realized gain	15,659,942	8,822,652

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	720,038,425	60,194,594
Futures contracts	(1,246,400)	(10,035)
Foreign currency translations	(117,515)	(10,042)

Net change in unrealized appreciation (depreciation)	718,674,510	60,174,517

Net realized and unrealized gain	734,334,452	68,997,169

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$738,396,487	$68,819,876

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$52,870	$2,318
(b) Net of deferred foreign capital gain tax of	$(82,350,294)	$(4,673,067)

See notes to consolidated financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$4,062,035	$17,811,177	$(177,293)	$1,042,095
Net realized gain (loss)	15,659,942	(334,131,502)	8,822,652	(56,924,723)
Net change in unrealized appreciation (depreciation)	718,674,510	31,694,408	60,174,517	51,180,604

Net increase (decrease) in net assets resulting from operations	738,396,487	(284,625,917)	68,819,876	(4,702,024)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,124,353)	(12,672,573)	(269,939)	(5,550,007)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,279,586,872	(1,508,617,643)	(2,799,124)	(66,411,121)

NET ASSETS
Total increase (decrease) in net assets	2,014,859,006	(1,805,916,133)	65,750,813	(76,663,152)
Beginning of period	3,093,832,768	4,899,748,901	193,769,968	270,433,120

End of period	$5,108,691,774	$3,093,832,768	$259,520,781	$193,769,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	17

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$33.37		$32.38		$35.68		$34.20		$29.61		$28.12

Net investment income(a)	0.04		0.14		0.29		0.25		0.26		0.22
Net realized and unrealized gain (loss)(b)	7.41		0.96		(3.00)		1.54		4.53		1.64

Net increase (decrease) from investment operations	7.45		1.10		(2.71)		1.79		4.79		1.86

Distributions(c)
From net investment income		(0.03)	(0.11)		(0.49)		(0.31)		(0.20)		(0.37)
Return of capital	—		—		(0.10)		—		—		—

Total distributions		(0.03)	(0.11)		(0.59)		(0.31)		(0.20)		(0.37)

Net asset value, end of period	$40.79		$33.37		$32.38		$35.68		$34.20		$29.61

Total Return
Based on net asset value	22.30	%(d)	3.40%		(7.61)%		5.26%		16.27%		6.73%

Ratios to Average Net Assets
Total expenses	0.67	%(e)	0.69%		0.69%		0.68%		0.68%		0.71%

Net investment income	0.21	%(e)	0.43%		0.86%		0.72%		0.87%		0.79%

Supplemental Data
Net assets, end of period (000)	$5,108,692		$3,093,833		$4,899,749		$5,082,120		$5,263,819		$4,112,252

Portfolio turnover rate(f)	14	%(d)(g)	25	%(g)	9	%(g)	10	%(g)	13	%(g)	25	%(g)

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Not annualized.

(e) Annualized.

(f)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(g) Portfolio turnover rate excluding cash creations was as follows:		12%	19%		6%		5%		5%		15%

See notes to consolidated financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18		Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$34.60		$33.39		$44.10		$46.27		$36.01		$32.24

Net investment income (loss)(a)		(0.03)	0.15		0.10		(0.00	)(b)	0.09		0.07
Net realized and unrealized gain (loss)(c)	12.67		1.88		(10.60)		(1.06)		10.55		4.36

Net increase (decrease) from investment operations	12.64		2.03		(10.50)		(1.06)		10.64		4.43

Distributions(d)
From net investment income		(0.05)	(0.82)		(0.21)		(0.63)		(0.38)		(0.66)
Return of capital	—		—		—		(0.48)		—		—

Total distributions		(0.05)	(0.82)		(0.21)		(1.11)		(0.38)		(0.66)

Net asset value, end of period	$47.19		$34.60		$33.39		$44.10		$46.27		$36.01

Total Return
Based on net asset value	36.55	%(e)	6.35%		(23.88)%		(2.36)%		29.97%		13.99%

Ratios to Average Net Assets
Total expenses	0.76	%(f)	0.81%		0.76%		0.77%		0.75%		0.80%

Net investment income (loss)	(0.16	)%(f)	0.45%		0.28%		(0.00	)%(g)	0.21%		0.23%

Supplemental Data
Net assets, end of period (000)	$259,521		$193,770		$270,433		$282,264		$205,914		$64,825

Portfolio turnover rate(h)	25	%(e)(i)	32	%(i)	24	%(i)	49	%(i)	38	%(i)	53	%(i)

(a) Based on average shares outstanding.

(b) Rounds to less than $0.01.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Not annualized.

(f)  Annualized.

(g) Rounds to less than 0.01%.

(h) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(i) Portfolio turnover rate excluding cash creations was as follows:		24%	28%		19%		31%		22%		25%

See notes to consolidated financial statements.

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	19

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI India	Non-diversified
MSCI India Small-Cap	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (each, a “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary of the iShares MSCI India ETF and iShares MSCI India Small-Cap ETF as of period end were $5,106,206,900 and $256,436,893, which is 100.0% and 98.8% of each respective Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the consolidated statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the consolidated statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The consolidated statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. Each Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, each Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, each Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against each Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by each Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Each Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Notes to Consolidated Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI India ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $4 billion	0.6500%
Over $4 billion, up to and including $6 billion	0.6175
Over $6 billion, up to and including $8 billion	0.5867
Over $8 billion	0.5573

For its investment advisory services to the iShares MSCI India Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Consolidated Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI India	$ 1,765,510,531	$ 553,199,389
MSCI India Small-Cap	54,355,317	61,821,356

There were no in-kind transactions for the six months ended February 28, 2021.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI India	$ 729,385,183
MSCI India Small-Cap	82,573,978

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI India	$ 3,552,248,687	$ 1,793,456,921	$ (227,926,697)	$ 1,565,530,224
MSCI India Small-Cap	187,227,385	100,426,555	(24,857,630)	75,568,925

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the consolidated statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Consolidated Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount

MSCI India
Shares sold	33,800,000	$1,321,848,743	8,400,000	$324,117,985
Shares redeemed	(1,250,000)	(42,261,871)	(67,000,000)	(1,832,735,628)

Net increase (decrease)	32,550,000	$1,279,586,872	(58,600,000)	$(1,508,617,643)

MSCI India Small-Cap
Shares sold	50,000	$2,372,159	300,000	$10,982,558
Shares redeemed	(150,000)	(5,171,283)	(2,800,000)	(77,393,679)

Net decrease	(100,000)	$(2,799,124)	(2,500,000)	$(66,411,121)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	25

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI India ETF and iShares MSCI India Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI India	$0.031623	$—	$—	$0.031623	100%	—%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	27

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	29

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-809-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI Canada ETF | HEWC | NYSE Arca

•	iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca

•	iShares Currency Hedged MSCI Germany ETF | HEWG | NASDAQ

•	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

•	iShares Currency Hedged MSCI Mexico ETF | HEWW | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Canada ETF

Investment Objective

The iShares Currency Hedged MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Canadian equities while mitigating exposure to fluctuations between the value of the Canadian dollar and the U.S. dollar, as represented by the MSCI Canada 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Canada ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	11.14%	15.49%	10.27%	6.96%	15.49%	63.04%	46.47%
Fund Market	10.96	15.65	10.25	6.98	15.65	62.86	46.59
Index	10.43	14.88	10.32	7.07	14.88	63.42	47.27

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,111.40	$ 0.16		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.4%
Forward foreign currency exchange contracts, net cumulative depreciation	(0.3)
Other assets less liabilities	0.9

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	36.7%
Energy	13.5
Information Technology	12.2
Materials	11.3
Industrials	10.1
Consumer Discretionary	4.2
Consumer Staples	4.0
Utilities	3.6
Communication Services	2.8
Health Care	1.1
Real Estate	0.5

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Eurozone ETF

Investment Objective

The iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities from developed market countries which use the euro as their official currency while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Eurozone ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	15.08%	13.61%	10.05%	6.96%	13.61%	61.45%	56.38%
Fund Market	14.84	13.45	10.03	6.96	13.45	61.26	56.32
Index	14.24	13.66	9.92	7.22	13.66	60.47	58.89

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,150.80	$ 0.16		$ 1,000.00	$ 1,024.60	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.3%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	0.8
Other assets less liabilities	(0.2)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Consumer Discretionary	17.1%
Financials	14.8
Industrials	14.8
Information Technology	13.2
Health Care	8.0
Consumer Staples	7.5
Materials	7.4
Utilities	6.8
Communication Services	4.5
Energy	4.1
Real Estate	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Germany ETF

Investment Objective

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	7.44%	16.05%	9.15%	6.34%	16.05%	54.92%	54.48%
Fund Market	6.89	15.70	9.09	6.29	15.70	54.52	54.01
Index	7.67	16.91	9.31	6.65	16.91	56.08	57.81

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$1,074.40	$0.15		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.4%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.7
Other assets less liabilities	(0.1)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Consumer Discretionary	20.0%
Industrials	16.1
Financials	14.4
Information Technology	13.7
Health Care	11.1
Materials	8.9
Communication Services	5.1
Real Estate	4.5
Utilities	3.7
Consumer Staples	2.5

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Japan ETF

Investment Objective

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	19.02%	29.25%	11.12%	8.89%	29.25%	69.44%	82.73%
Fund Market	19.01	28.98	11.06	8.87	28.98	68.98	82.53
Index	17.77	27.60	11.37	8.91	27.60	71.32	83.08

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,190.20	$ 0.00		$ 1,000.00	$ 1,024.80	$ 0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	1.8
Other assets less liabilities	(1.7)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Industrials	21.1%
Consumer Discretionary	18.5
Information Technology	13.6
Communication Services	10.2
Health Care	10.0
Financials	8.9
Consumer Staples	7.1
Materials	5.1
Real Estate	3.6
Utilities	1.2
Energy	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI Mexico ETF

Investment Objective

The iShares Currency Hedged MSCI Mexico ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Mexican equities while mitigating exposure to fluctuations between the value of the Mexican peso and the U.S. dollar, as represented by the MSCI Mexico IMI 25/50 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Mexico ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	17.92%	4.63%	(2.25)%	(2.30)%	4.63%	(10.76)%	(12.38)%
Fund Market	18.40	4.52	(2.39)	(2.41)	4.52	(11.39)	(12.93)
Index	18.27	5.16	(2.22)	(2.19)	5.16	(10.62)	(11.79)

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$1,179.20	$0.16		$1,000.00	$1,024.60	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	99.9%
Forward foreign currency exchange contracts, net cumulative appreciation	3.0
Other assets less liabilities	(2.9)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Consumer Staples	30.7%
Communication Services	19.7
Financials	14.4
Materials	14.0
Industrials	10.9
Real Estate	6.6
Consumer Discretionary	1.5
Utilities	1.5
Health Care	0.7

(a)	Excludes money market funds.

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI Canada ETF(a)	392,206	$12,617,267

Total Investment Companies — 99.4% (Cost: $11,397,150)		12,617,267

Total Investments in Securities — 99.4% (Cost: $11,397,150)		12,617,267

Other Assets, Less Liabilities — 0.6%		71,058

Net Assets — 100.0%		$12,688,325

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$1	$—
iShares MSCI Canada ETF	11,540,157	599,767		(932,284)	20,078	1,389,549	12,617,267	392,206	154,569	—

					$20,078	$1,389,549	$12,617,267		$154,570	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	70,000	USD	54,802	MS	03/02/21	$204
USD	12,977,380	CAD	16,428,000	MS	04/05/21	67,271

						67,475

CAD	15,772,000	USD	12,458,175	MS	03/02/21	(64,608)
USD	12,402,018	CAD	15,842,000	MS	03/02/21	(46,555)
CAD	298,000	USD	234,436	MS	04/05/21	(249)

						(111,412)

	Net unrealized depreciation					$(43,937)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$67,475

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (Unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Canada ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$111,412

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(538,426)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$261,885

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$12,141,252
Average amounts sold — in USD	$24,123,670

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$67,475	$111,412

Total derivative assets and liabilities in the Statement of Assets and Liabilities	67,475	111,412
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	67,475	111,412

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset(a)	Assets

Morgan Stanley & Co. International PLC	$67,475	$(67,475)	$—

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Net Amount of Derivative
Counterparty	Counterparty	for Offset(a)	Liabilities(b)

Morgan Stanley & Co. International PLC	$111,412	$(67,475)	$43,937

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$12,617,267	$—	$—	$12,617,267

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$67,475	$—	$67,475
Liabilities
Forward Foreign Currency Exchange Contracts	—	(111,412)	—	(111,412)

	$—	$(43,937)	$—	$(43,937)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Eurozone ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.3%
iShares MSCI Eurozone ETF(a)	11,022,905	$493,605,686

Total Investment Companies — 99.3% (Cost: $481,972,652)		493,605,686

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	340,000	340,000

Total Short-Term Investments — 0.1% (Cost: $340,000)		340,000

Total Investments in Securities — 99.4% (Cost: $482,312,652)		493,945,686

Other Assets, Less Liabilities — 0.6%		2,896,528

Net Assets — 100.0%		$496,842,214

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$340,000	(a)	$—	$—	$—	$340,000	340,000	$192	$—
iShares MSCI Eurozone ETF	568,545,846	265,390,572		(414,515,746)	11,181,146	63,003,868	493,605,686	11,022,905	8,309,284	—

					$11,181,146	$63,003,868	$493,945,686		$8,309,476	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,267,122	EUR	1,865,000	BNP	03/02/21	$16,905
EUR	89,000	USD	106,507	BBP	03/03/21	879
EUR	12,083,000	USD	14,566,761	JPM	03/03/21	12,301
EUR	9,279,000	USD	11,171,342	SSB	03/03/21	24,479
USD	7,462,460	EUR	6,155,000	JPM	03/03/21	35,983
USD	50,904,144	EUR	41,873,834	MS	03/03/21	380,168
USD	458,130,820	EUR	376,864,511	UBS	03/03/21	3,415,027
USD	22,667,084	EUR	18,659,000	DB	04/07/21	134,921
USD	50,868,233	EUR	41,873,834	MS	04/07/21	302,390
USD	433,251,089	EUR	356,644,511	SSB	04/07/21	2,575,684

						6,898,737

EUR	1,865,000	USD	2,263,737	SSB	03/02/21	(13,520)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	68,000	USD	82,288	BBP	03/03/21	$(241)
EUR	16,015,000	USD	19,461,109	DB	03/03/21	(137,789)
EUR	41,873,834	USD	50,827,213	MS	03/03/21	(303,237)
EUR	358,792,511	USD	435,497,303	SSB	03/03/21	(2,586,757)
USD	7,823,553	EUR	6,496,000	BOA	03/03/21	(14,367)
USD	3,259,331	EUR	2,706,000	CITI	03/03/21	(5,665)
USD	4,948,162	EUR	4,105,000	SSB	03/03/21	(4,834)
EUR	10,652,000	USD	12,878,023	UBS	04/07/21	(14,921)

						(3,081,331)

	Net unrealized appreciation					$3,817,406

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$6,898,737

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$3,081,331

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(12,214,648)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$8,438,232

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$605,072,964
Average amounts sold — in USD	$1,165,297,873

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$6,898,737	$3,081,331

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,898,737	3,081,331
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	6,898,737	3,081,331

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Eurozone ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)

Barclays Bank PLC	$879	$(241)	$—	$638
BNP Paribas SA	16,905	—	—	16,905
Deutsche Bank Securities Inc.	134,921	(134,921)	—	—
JPMorgan Chase Bank N.A.	48,284	—	—	48,284
Morgan Stanley & Co. International PLC	682,558	(303,237)	(70,000)	309,321
State Street Bank and Trust Co	2,600,163	(2,600,163)	—	—
UBS AG	3,415,027	(14,921)	—	3,400,106

	$6,898,737	$(3,053,483)	$(70,000)	$3,775,254

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities(d)(e)

Bank of America N.A	$14,367	$—	$—	$14,367
Barclays Bank PLC	241	(241)	—	—
Citibank N.A	5,665	—	—	5,665
Deutsche Bank Securities Inc.	137,789	(134,921)	—	2,868
Morgan Stanley & Co. International PLC	303,237	(303,237)	—	—
State Street Bank and Trust Co	2,605,111	(2,600,163)	—	4,948
UBS AG	14,921	(14,921)	—	—

	$3,081,331	$(3,053,483)	$—	$27,848

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Eurozone ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$493,605,686	$—	$—	$493,605,686
Money Market Funds	340,000	—	—	340,000

	$493,945,686	$—	$—	$493,945,686

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,898,737	$—	$6,898,737
Liabilities
Forward Foreign Currency Exchange Contracts	—	(3,081,331)	—	(3,081,331)

	$—	$3,817,406	$—	$3,817,406

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.4%
iShares MSCI Germany ETF(a)	1,991,273	$63,740,649

Total Investment Companies — 99.4% (Cost: $64,878,149)		63,740,649

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	30,000	30,000

Total Short-Term Investments — 0.0% (Cost: $30,000)		30,000

Total Investments in Securities — 99.4% (Cost: $64,908,149)		63,770,649

Other Assets, Less Liabilities — 0.6%		387,175

Net Assets — 100.0%		$64,157,824

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$30,000	(a)	$—	$—	$—	$30,000	30,000	$21	$—
iShares MSCI Germany ETF	75,787,255	204,046,971		(220,449,217)	531,212	3,824,428	63,740,649	1,991,273	761,542	—

					$531,212	$3,824,428	$63,770,649		$761,563	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	2,529,000	USD	3,048,783	MS	03/03/21	$2,648

EUR	3,748,000	USD	4,512,360	SSB	03/03/21	9,888

EUR	36,000	USD	43,082	UBS	03/03/21	355

USD	825,420	EUR	679,000	BNP	03/03/21	6,156

USD	1,521,354	EUR	1,255,000	JPM	03/03/21	7,101

USD	5,574,753	EUR	4,585,800	MS	03/03/21	41,635

USD	13,292	EUR	11,000	SSB	03/03/21	20

USD	54,201,895	EUR	44,587,200	UBS	03/03/21	404,035

USD	1,796,698	EUR	1,479,000	BOA	04/07/21	10,693

USD	5,570,819	EUR	4,585,800	MS	04/07/21	33,116

USD	57,941,248	EUR	47,696,200	SSB	04/07/21	344,454

						860,101

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	1,254,000	USD	1,520,500	BNY	03/03/21	$(7,454)

EUR	4,603,800	USD	5,588,109	MS	03/03/21	(33,273)

EUR	15,000	USD	18,206	RBS	03/03/21	(107)

EUR	47,696,200	USD	57,893,648	SSB	03/03/21	(344,542)

USD	1,520,057	EUR	1,262,000	CITI	03/03/21	(2,642)

USD	5,897,943	EUR	4,897,000	HSBC	03/03/21	(10,661)

USD	3,017,690	EUR	2,521,000	MS	03/03/21	(24,089)

USD	58,935	EUR	49,000	SSB	03/03/21	(188)

USD	42,145	EUR	35,000	UBS	03/03/21	(86)

EUR	1,269,000	USD	1,534,192	UBS	04/07/21	(1,777)

						(424,819)

Net unrealized appreciation						$435,282

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$860,101

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$424,819

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:

Forward foreign currency exchange contracts	$(1,183,366)

Net Change in Unrealized Appreciation (Depreciation) on:

Forward foreign currency exchange contracts	$ 1,064,924

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$93,651,370
Average amounts sold — in USD	$159,362,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Germany ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$860,101	$424,819

Total derivative assets and liabilities in the Statement of Assets and Liabilities	860,101	424,819
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	860,101	424,819

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)

Bank of America N.A	$10,693	$—	$10,693
BNP Paribas SA	6,156	—	6,156
JPMorgan Chase Bank N.A.	7,101	—	7,101
Morgan Stanley & Co. International PLC	77,399	(57,362)	20,037
State Street Bank and Trust Co	354,362	(344,730)	9,632
UBS AG	404,390	(1,863)	402,527

	$860,101	$(403,955)	$456,146

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(c)

Bank of New York	$7,454	$—	$7,454
Citibank N.A	2,642	—	2,642
HSBC Bank PLC	10,661	—	10,661
Morgan Stanley & Co. International PLC	57,362	(57,362)	—
Royal Bank of Scotland PLC	107	—	107
State Street Bank and Trust Co	344,730	(344,730)	—
UBS AG	1,863	(1,863)	—

	$424,819	$(403,955)	$20,864

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Germany ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$63,740,649	$—	$—	$63,740,649
Money Market Funds	30,000	—	—	30,000

	$63,770,649	$—	$—	$63,770,649

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$860,101	$—	$860,101
Liabilities
Forward Foreign Currency Exchange Contracts	—	(424,819)	—	(424,819)

	$—	$435,282	$—	$435,282

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Japan ETF(a)	4,950,107	$337,696,300

Total Investment Companies — 99.9% (Cost: $304,708,375)		337,696,300

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	210,000	210,000

Total Short-Term Investments — 0.0% (Cost: $210,000)		210,000

Total Investments in Securities — 99.9% (Cost: $304,918,375)		337,906,300

Other Assets, Less Liabilities — 0.1%		248,467

Net Assets — 100.0%		$338,154,767

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$210,000	(a)	$—	$—	$—	$210,000	210,000	$68	$—
iShares MSCI Japan ETF	247,444,914	225,397,618		(183,676,605)	6,700,727	41,829,646	337,696,300	4,950,107	1,284,400	—

					$6,700,727	$41,829,646	$337,906,300		$1,284,468	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	8,658,086	JPY	906,467,000	BNP	03/03/21	$154,171

USD	1,908,677	JPY	200,298,000	CBA	03/03/21	29,604

USD	4,500,457	JPY	471,188,000	JPM	03/03/21	80,061

USD	29,939,024	JPY	3,139,727,800	MS	03/03/21	484,029

USD	296,118,735	JPY	30,994,274,200	SSB	03/03/21	5,349,523

USD	302,253,719	JPY	32,189,507,200	CITI	04/05/21	152,688

USD	42,405,564	JPY	4,516,151,800	MS	04/05/21	21,128

						6,271,204

JPY	597,042,000	USD	5,706,620	BNY	03/03/21	(105,539)

JPY	32,189,507,200	USD	302,139,726	CITI	03/03/21	(157,573)

JPY	2,538,678,800	USD	23,828,865	MS	03/03/21	(12,542)

JPY	386,727,000	USD	3,682,690	UBS	03/03/21	(54,655)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	314,031,000	USD	2,948,114	MS	04/05/21	$(909)

						(331,218)

Net unrealized appreciation						$5,939,986

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$6,271,204

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$331,218

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(1,600,484)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$5,403,985

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$316,348,197
Average amounts sold — in USD	$623,164,620

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$6,271,204	$331,218

Total derivative assets and liabilities in the Statement of Assets and Liabilities	6,271,204	331,218
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	6,271,204	331,218

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Japan ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)

BNP Paribas SA	$154,171	$—	$154,171
Citibank N.A	152,688	(152,688)	—
Commonwealth Bank of Australia	29,604	—	29,604
JPMorgan Chase Bank N.A.	80,061	—	80,061
Morgan Stanley & Co. International PLC	505,157	(13,451)	491,706
State Street Bank and Trust Co	5,349,523	—	5,349,523

	$6,271,204	$(166,139)	$6,105,065

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(c)

Bank of New York	$105,539	$—	$105,539
Citibank N.A	157,573	(152,688)	4,885
Morgan Stanley & Co. International PLC	13,451	(13,451)	—
UBS AG	54,655	—	54,655

	$331,218	$(166,139)	$165,079

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$337,696,300	$—	$—	$337,696,300
Money Market Funds	210,000	—	—	210,000

	$337,906,300	$—	$—	$337,906,300

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$6,271,204	$—	$6,271,204
Liabilities
Forward Foreign Currency Exchange Contracts	—	(331,218)	—	(331,218)

	$—	$5,939,986	$—	$5,939,986

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI Mexico ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI Mexico ETF(a)	19,601	$796,977

Total Investment Companies — 99.9% (Cost: $762,819)		796,977

Total Investments in Securities — 99.9% (Cost: $762,819)		796,977

Other Assets, Less Liabilities — 0.1%		655

Net Assets — 100.0%		$797,632

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

iShares MSCI Mexico ETF	$681,994	$63,456	$(105,108)	$(26,803)	$183,438	$796,977	19,601	$9,324	$—

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	816,086	MXN	16,557,000	MS	03/03/21	$24,766

MXN	101,000	USD	4,805	MS	04/07/21	4

USD	793,533	MXN	16,657,000	MS	04/07/21	391

						25,161

MXN	16,557,000	USD	792,156	MS	03/03/21	(836)

	Net unrealized appreciation					$24,325

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$25,161

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$836

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Mexico ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(80,079)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$36,827

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$767,570
Average amounts sold — in USD	$1,518,359

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$25,161	$836

Total derivative assets and liabilities in the Statement of Assets and Liabilities	25,161	836
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	25,161	836

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Morgan Stanley & Co. International PLC	$25,161	$ (836)	$24,325

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$ 836	$(836)	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI Mexico ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$796,977	$—	$—	$796,977

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$25,161	$—	$25,161
Liabilities
Forward Foreign Currency Exchange Contracts	—	(836)	—	(836)

	$—	$24,325	$—	$24,325

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

February 28, 2021

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$12,617,267	$493,945,686	$63,770,649	$337,906,300
Cash	6,708	3,995	2,362	987
Receivables:
Investments sold	196,316	531,754	71,216	—
Dividends	—	9	—	4
Unrealized appreciation on:
Forward foreign currency exchange contracts	67,475	6,898,737	860,101	6,271,204

Total assets	12,887,766	501,380,181	64,704,328	344,178,495

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	70,000	—	—
Payables:
Investments purchased	87,734	1,374,808	119,907	5,690,635
Investment advisory fees	295	11,828	1,778	1,875
Unrealized depreciation on:
Forward foreign currency exchange contracts	111,412	3,081,331	424,819	331,218

Total liabilities	199,441	4,537,967	546,504	6,023,728

NET ASSETS	$12,688,325	$496,842,214	$64,157,824	$338,154,767

NET ASSETS CONSIST OF:
Paid-in capital	$11,752,044	$525,997,150	$109,812,131	$362,783,874
Accumulated earnings (loss)	936,281	(29,154,936)	(45,654,307)	(24,629,107)

NET ASSETS	$12,688,325	$496,842,214	$64,157,824	$338,154,767

Shares outstanding	450,000	15,450,000	2,150,000	9,050,000

Net asset value	$28.20	$32.16	$29.84	$37.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$11,397,150	$482,312,652	$64,908,149	$304,918,375
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Assets and Liabilities  (unaudited) (continued)

February 28, 2021

iShares Currency Hedged MSCI Mexico ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$796,977
Cash	344
Receivables:
Unrealized appreciation on:
Forward foreign currency exchange contracts	25,161

Total assets	822,482

LIABILITIES
Payables:
Investments purchased	23,995
Investment advisory fees	19
Unrealized depreciation on:
Forward foreign currency exchange contracts	836

Total liabilities	24,850

NET ASSETS	$797,632

NET ASSETS CONSIST OF:
Paid-in capital	$1,330,851
Accumulated loss	(533,219)

NET ASSETS	$797,632

Shares outstanding	50,000

Net asset value	$15.95

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$762,819

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended February 28, 2021

	iShares Currency Hedged MSCI Canada ETF	iShares Currency Hedged MSCI Eurozone ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

INVESTMENT INCOME
Dividends — Affiliated	$154,570	$8,309,476	$761,563	$1,284,468

Total investment income	154,570	8,309,476	761,563	1,284,468

EXPENSES
Investment advisory fees	36,902	1,669,341	175,808	774,474

Total expenses	36,902	1,669,341	175,808	774,474

Less:
Investment advisory fees waived	(35,116)	(1,588,566)	(167,227)	(769,952)

Total expenses after fees waived	1,786	80,775	8,581	4,522

Net investment income	152,784	8,228,701	752,982	1,279,946

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	20,078	(1,206,966)	(341,785)	(72,706)
In-kind redemptions — Affiliated	—	12,388,112	872,997	6,773,433
Forward foreign currency exchange contracts	(538,426)	(12,214,648)	(1,183,366)	(1,600,484)

Net realized gain (loss)	(518,348)	(1,033,502)	(652,154)	5,100,243

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	1,389,549	63,003,868	3,824,428	41,829,646
Forward foreign currency exchange contracts	261,885	8,438,232	1,064,924	5,403,985

Net change in unrealized appreciation (depreciation)	1,651,434	71,442,100	4,889,352	47,233,631

Net realized and unrealized gain	1,133,086	70,408,598	4,237,198	52,333,874

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,285,870	$78,637,299	$4,990,180	$53,613,820

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited) (continued) Six Months Ended February 28, 2021

iShares Currency Hedged MSCI Mexico ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,324

Total investment income	9,324

EXPENSES
Investment advisory fees	2,325

Total expenses	2,325

Less:
Investment advisory fees waived	(2,213)

Total expenses after fees waived	112

Net investment income	9,212

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(26,803)

Forward foreign currency exchange contracts	(80,079)

Net realized loss	(106,882)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	183,438
Forward foreign currency exchange contracts	36,827

Net change in unrealized appreciation (depreciation)	220,265

Net realized and unrealized gain	113,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$122,595

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI Canada ETF		iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$152,784	$989,114	$8,228,701	$8,794,540
Net realized loss	(518,348)	(328,024)	(1,033,502)	(108,399,386)
Net change in unrealized appreciation (depreciation)	1,651,434	(1,262,236)	71,442,100	44,690,383

Net increase (decrease) in net assets resulting from operations	1,285,870	(601,146)	78,637,299	(54,914,463)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(153,398)	(1,511,241)	(7,568,672)	(33,868,861)
Return of capital	—	—	—	(28,592)

Decrease in net assets resulting from distributions to shareholders	(153,398)	(1,511,241)	(7,568,672)	(33,897,453)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	—	(24,621,385)	(144,196,005)	(210,205,834)

NET ASSETS
Total increase (decrease) in net assets	1,132,472	(26,733,772)	(73,127,378)	(299,017,750)
Beginning of period	11,555,853	38,289,625	569,969,592	868,987,342

End of period	$12,688,325	$11,555,853	$496,842,214	$569,969,592

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Germany ETF		iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$752,982	$966,557	$1,279,946	$6,964,612
Net realized gain (loss)	(652,154)	(18,127,119)	5,100,243	(23,725,922)
Net change in unrealized appreciation (depreciation)	4,889,352	23,875,659	47,233,631	36,205,304

Net increase in net assets resulting from operations	4,990,180	6,715,097	53,613,820	19,443,994

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(774,353)	(966,557)	(1,155,492)	(6,967,089)
Return of capital	—	(1,677)	—	—

Decrease in net assets resulting from distributions to shareholders	(774,353)	(968,234)	(1,155,492)	(6,967,089)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(16,014,639)	(84,409,886)	38,440,090	(94,358,704)

NET ASSETS
Total increase (decrease) in net assets	(11,798,812)	(78,663,023)	90,898,418	(81,881,799)
Beginning of period	75,956,636	154,619,659	247,256,349	329,138,148

End of period	$64,157,824	$75,956,636	$338,154,767	$247,256,349

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Currency Hedged MSCI Mexico ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,212	$12,524
Net realized loss	(106,882)	(13,045)
Net change in unrealized appreciation (depreciation)	220,265	(108,067)

Net increase (decrease) in net assets resulting from operations	122,595	(108,588)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,662)	(13,652)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	—

NET ASSETS
Total increase (decrease) in net assets	115,933	(122,240)
Beginning of period	681,699	803,939

End of period	$797,632	$681,699

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Canada ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$25.68		$26.41	$26.79	$24.70	$23.54	$23.47

Net investment income(a)	0.34		0.71	0.59	0.56	0.24	0.41
Net realized and unrealized gain(b)	2.52		0.30	0.30	2.10	1.38	1.07

Net increase from investment operations	2.86		1.01	0.89	2.66	1.62	1.48

Distributions(c)
From net investment income		(0.34)	(1.37)	(0.64)	(0.57)	(0.46)	(0.46)
From net realized gain	—		(0.37)	(0.63)	—	—	(0.95)
Return of capital	—		—	—	—	—	(0.00	)(d)

Total distributions		(0.34)	(1.74)	(1.27)	(0.57)	(0.46)	(1.41)

Net asset value, end of period	$28.20		$25.68	$26.41	$26.79	$24.70	$23.54

Total Return
Based on net asset value	11.14	%(e)	4.08%	3.84%	10.82%	6.86%	6.92%

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%	0.62%	0.62%	0.62%	0.62%

Total expenses after fees waived(f)	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.57	%(g)	2.75%	2.31%	2.12%	0.98%	1.84%

Supplemental Data
Net assets, end of period (000)	$12,688		$11,556	$38,290	$5,357	$2,470	$10,593

Portfolio turnover rate(h)(i)	5	%(e)	15%	12%	10%	8%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Eurozone ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$28.36		$29.86		$29.76		$28.83	$24.73		$25.90

Net investment income(a)	0.46		0.35		0.76		0.79	0.64		0.60
Net realized and unrealized gain (loss)(b)	3.81		(0.64)		0.24		1.03	4.07		(0.93)

Net increase (decrease) from investment operations	4.27		(0.29)		1.00		1.82	4.71		(0.33)

Distributions(c)
From net investment income		(0.47)	(0.38)		(0.90)		(0.89)	(0.61)		(0.71)
From net realized gain	—		(0.83)		(0.00	)(d)	—	—		(0.13)
Return of capital	—		(0.00	)(d)	—		—	(0.00	)(d)	(0.00	)(d)

Total distributions		(0.47)	(1.21)		(0.90)		(0.89)	(0.61)		(0.84)

Net asset value, end of period	$32.16		$28.36		$29.86		$29.76	$28.83		$24.73

Total Return
Based on net asset value	15.08	%(e)	(1.21)%		3.41%		6.36%	19.13%		(1.02)%

Ratios to Average Net Assets
Total expenses(f)	0.62	%(g)	0.62%		0.62%		0.62%	0.62%		0.62%

Total expenses after fees waived(f)	0.03	%(g)	0.03%		0.03%		0.03%	0.03%		0.03%

Net investment income	3.06	%(g)	1.18%		2.63%		2.61%	2.32%		2.42%

Supplemental Data
Net assets, end of period (000)	$496,842		$569,970		$868,987		$1,660,448	$1,791,673		$1,345,405

Portfolio turnover rate(h)(i)	7	%(e)	10%		5%		11%	9%		12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Germany ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$28.13		$26.21		$27.64		$26.82	$24.03	$24.01

Net investment income(a)	0.32		0.21		0.55		0.53	0.74	0.31
Net realized and unrealized gain (loss)(b)	1.77		2.06		(1.25)		1.02	2.62	0.46

Net increase (decrease) from investment operations	2.09		2.27		(0.70)		1.55	3.36	0.77

Distributions(c)
From net investment income		(0.38)	(0.35)		(0.73)		(0.73)	(0.57)	(0.54)
From net realized gain	—		—		—		—	—	(0.21)
Return of capital	—		(0.00	)(d)	(0.00	)(d)	—	—	—

Total distributions		(0.38)	(0.35)		(0.73)		(0.73)	(0.57)	(0.75)

Net asset value, end of period	$29.84		$28.13		$26.21		$27.64	$26.82	$24.03

Total Return
Based on net asset value	7.44	%(e)	8.71%		(2.65)%		5.83%	13.88%	3.50%

Ratios to Average Net Assets
Total expenses(f)	0.53	%(g)	0.53%		0.53%		0.53%	0.53%	0.53%

Total expenses after fees waived(f)	0.03	%(g)	0.02%		0.04%		0.06%	0.05%	0.05%

Net investment income	2.27	%(g)	0.77%		2.09%		1.87%	2.75%	1.33%

Supplemental Data
Net assets, end of period (000)	$64,158		$75,957		$154,620		$330,346	$791,051	$492,701

Portfolio turnover rate(h)(i)	8	%(e)	12%		5%		11%	9%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Japan ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19		Year Ended 08/31/18	Year Ended 08/31/17		Year Ended 08/31/16

Net asset value, beginning of period	$31.50		$29.13		$32.36		$29.56	$24.73		$29.46

Netinvestment income(a)	0.15		0.72		0.45		0.46	0.52		0.41
Net realized and unrealized gain (loss)(b)	5.84		2.35		(3.04)		2.81	4.78		(4.11)

Net increase (decrease) from investment operations	5.99		3.07		(2.59)		3.27	5.30		(3.70)

Distributions(c)
From net investment income	(0.12)		(0.70)		(0.64)		(0.47)	(0.47)		(0.44)
From net realized gain	—		—		—		—	—		(0.59)

Total distributions	(0.12)		(0.70)		(0.64)		(0.47)	(0.47)		(1.03)

Net asset value, end of period	$37.37		$31.50		$29.13		$32.36	$29.56		$24.73

Total Return
Based on net asset value	19.02	%(d)	10.52%		(8.06)%		11.07%	21.50%		(12.91)%

Ratios to Average Net Assets
Total expenses(e)	0.53	%(f)	0.53%		0.53%		0.53%	0.53%		0.53%

Total expenses after fees waived(e)	0.00	%(f)(g)	0.00	%(g)	0.00	%(g)	0.01%	0.00	%(g)	0.00	%(g)

Net investment income	0.88	%(f)	2.31%		1.47%		1.41%	1.84%		1.57%

Supplemental Data
Net assets, end of period (000)	$338,155		$247,256		$329,138		$1,004,834	$1,198,726		$476,015

Portfolio turnover rate(h)(i)	3	%(d)	9%		9%		9%	11%		11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI Mexico ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$13.63		$16.08	$19.45	$21.52	$23.54	$24.03

Net investment income(a)	0.18		0.25	0.51	0.41	0.43	0.49
Net realized and unrealized gain (loss)(b)	2.27		(2.43)	(3.43)	(1.95)	0.09	1.15

Net increase (decrease) from investment operations	2.45		(2.18)	(2.92)	(1.54)	0.52	1.64

Distributions(c)
From net investment income	(0.13)		(0.27)	(0.45)	(0.53)	(0.33)	(0.71)
In excess of net investment income	—		—	—	—	(2.21)	(1.42)

Total distributions	(0.13)		(0.27)	(0.45)	(0.53)	(2.54)	(2.13)

Net asset value, end of period	$15.95		$13.63	$16.08	$19.45	$21.52	$23.54

Total Return
Based on net asset value	17.92	%(d)	(13.71)%	(15.02)%	(7.10)%	3.24%	7.41%

Ratios to Average Net Assets
Total expenses(e)	0.62	%(f)	0.66%	0.62%	0.62%	0.62%	0.62%

Total expenses after fees waived(e)	0.03	%(f)	0.07%	0.03%	0.03%	0.03%	0.03%

Net investment income	2.46	%(f)	1.66%	3.01%	2.05%	2.03%	2.11%

Supplemental Data
Net assets, end of period (000)	$798		$682	$804	$972	$3,228	$1,177

Portfolio turnover rate(g)(h)	9	%(d)	30%	18%	23%	12%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Canada	Diversified
Currency Hedged MSCI Eurozone	Diversified
Currency Hedged MSCI Germany	Diversified
Currency Hedged MSCI Japan	Diversified
Currency Hedged MSCI Mexico	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI Canada	0.62%
Currency Hedged MSCI Eurozone	0.62
Currency Hedged MSCI Germany	0.53
Currency Hedged MSCI Japan	0.53
Currency Hedged MSCI Mexico	0.62

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI Canada ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Canada ETF (“EWC”), after taking into account any fee waivers by EWC, plus 0.03%.

For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited) (continued)

the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December 31, 2025 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.

For the iShares Currency Hedged MSCI Mexico ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Mexico ETF (“EWW”), after taking into account any fee waivers by EWW, plus 0.03%.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Currency Hedged MSCI Canada	$35,116
Currency Hedged MSCI Eurozone	1,588,566
Currency Hedged MSCI Germany	167,227
Currency Hedged MSCI Japan	769,952
Currency Hedged MSCI Mexico	2,213

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

6.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Canada	$599,768	$932,284
Currency Hedged MSCI Eurozone	37,115,058	41,641,436
Currency Hedged MSCI Germany	5,536,265	5,713,220
Currency Hedged MSCI Japan	12,536,291	8,944,124
Currency Hedged MSCI Mexico	63,456	105,108

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Eurozone	$228,275,514	$372,874,310
Currency Hedged MSCI Germany	198,510,706	214,735,997
Currency Hedged MSCI Japan	212,861,328	174,732,481

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI Eurozone	$47,329,827
Currency Hedged MSCI Germany	44,587,046
Currency Hedged MSCI Japan	68,064,922
Currency Hedged MSCI Mexico	459,649

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Canada	$11,411,537	$1,287,592	$(125,799)	$1,161,793
Currency Hedged MSCI Eurozone	483,835,554	18,531,771	(4,604,233)	13,927,538
Currency Hedged MSCI Germany	65,229,309	860,101	(1,883,479)	(1,023,378)
Currency Hedged MSCI Japan	305,099,166	39,259,129	(512,009)	38,747,120
Currency Hedged MSCI Mexico	803,042	59,319	(41,059)	18,260

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI Canada
Shares sold	—	$—	350,000	$9,479,812
Shares redeemed	—	—	(1,350,000)	(34,101,197)

Net decrease	—	$—	(1,000,000)	$(24,621,385)

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI Eurozone
Shares sold	7,600,000	$227,654,509	19,500,000	$558,814,358
Shares redeemed .	(12,250,000)	(371,850,514)	(28,500,000)	(769,020,192)

Net decrease	(4,650,000)	$(144,196,005)	(9,000,000)	$(210,205,834)

Currency Hedged MSCI Germany
Shares sold	6,900,000	$197,973,177	6,550,000	$173,708,899
Shares redeemed .	(7,450,000)	(213,987,816)	(9,750,000)	(258,118,785)

Net decrease	(550,000)	$(16,014,639)	(3,200,000)	$(84,409,886)

Currency Hedged MSCI Japan
Shares sold	6,500,000	$213,233,890	16,550,000	$516,879,826
Shares redeemed	(5,300,000)	(174,793,800)	(20,000,000)	(611,238,530)

Net increase (decrease)	1,200,000	$38,440,090	(3,450,000)	$(94,358,704)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI Canada ETF, iShares Currency Hedged MSCI Eurozone ETF, iShares Currency Hedged MSCI Germany ETF, iShares Currency Hedged MSCI Japan ETF and iShares Currency Hedged MSCI Mexico ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Canada(a)	$0.210930	$—	$0.129954	$0.340884	62%	—%	38%	100%
Currency Hedged MSCI Eurozone(a)	0.465271	—	0.007771	0.473042	98	—	2	100
Currency Hedged MSCI Mexico(a)	0.128224	—	0.005016	0.133240	96	—	4	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

DB	Deutsche Bank AG London
Currency Abbreviations

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

MXN	Mexican Peso

USD	United States Dollar

Counterparty Abbreviations (continued)

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-801-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI United Kingdom ETF | HEWU | NYSE Arca

•	iShares MSCI United Kingdom ETF | EWU | NYSE Arca

•	iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® Currency Hedged MSCI United Kingdom ETF

Investment Objective

The iShares Currency Hedged MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization United Kingdom equities while mitigating exposure to fluctuations between the value of the British pound and the U.S. dollar, as represented by the MSCI United Kingdom 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI United Kingdom ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	11.22%	(1.09)%	5.46%	3.60%	(1.09)%	30.47%	22.18%
Fund Market	11.05	(0.77)	5.46	3.59	(0.77)	30.46	22.17
Index	10.64	0.85	5.93	4.09	0.85	33.40	25.49

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$1,112.20	$0.00		$1,000.00	$1,024.80	$0.00		0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets
Investment Companies	99.6%
Forward foreign currency exchange contracts, net cumulative depreciation	(1.5)
Other assets less liabilities	1.9

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)
Financials	19.6%
Consumer Staples	19.3
Materials	13.2
Energy	10.4
Health Care	10.2
Industrials	10.2
Consumer Discretionary	7.0
Communication Services	4.5
Utilities	3.3
Real Estate	1.2
Information Technology	1.1

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI United Kingdom ETF

Investment Objective

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.54%	8.58%	4.20%	2.20%	8.58%	22.83%	24.26%
Fund Market	15.31	6.39	4.35	2.08	6.39	23.73	22.91
Index	14.84	9.21	4.75	2.73	9.21	26.10	30.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,145.40	$2.66		$1,000.00	$1,022.30	$2.51		0.50%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.6%
Consumer Staples	19.3
Materials	13.2
Energy	10.4
Health Care	10.2
Industrials	10.2
Consumer Discretionary	7.0
Communication Services	4.5
Utilities	3.3
Real Estate	1.2
Information Technology	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Unilever PLC	6.0%
AstraZeneca PLC	5.6
HSBC Holdings PLC	5.3
Rio Tinto PLC	4.3
Diageo PLC	4.0
GlaxoSmithKline PLC	3.7
Royal Dutch Shell PLC, Class A	3.6
BP PLC	3.6
British American Tobacco PLC	3.5
Royal Dutch Shell PLC, Class B	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF

Investment Objective

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	25.48%	20.30%	7.52%	9.24%	20.30%	43.72%	123.47%
Fund Market	26.71	18.97	7.74	9.27	18.97	45.18	123.91
Index	25.79	20.98	8.17	9.90	20.98	48.12	136.11

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,254.80	$3.30		$1,000.00	$1,021.90	$2.96		0.59%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	23.0%
Consumer Discretionary	18.8
Financials	13.6
Real Estate	10.6
Information Technology	7.6
Materials	6.6
Health Care	6.6
Communication Services	5.3
Consumer Staples	3.6
Utilities	2.6
Energy	1.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
DS Smith PLC	1.5%
Weir Group PLC (The)	1.4
Intermediate Capital Group PLC	1.4
Rightmove PLC	1.3
B&M European Value Retail SA	1.3
Electrocomponents PLC	1.2
ASOS PLC	1.1
Howden Joinery Group PLC	1.1
Royal Mail PLC	1.1
ITV PLC	1.1

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2021	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.6%
iShares MSCI United Kingdom ETF(a)	239,245	$7,265,871

Total Investment Companies — 99.6% (Cost: $7,994,697)		7,265,871

Total Investments in Securities — 99.6% (Cost: $7,994,697)		7,265,871

Other Assets, Less Liabilities — 0.4%		26,747

Net Assets — 100.0%		$ 7,292,618

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$—	$—	$—	$—	$—	—	$23	$—
iShares MSCI United Kingdom ETF	10,400,203	1,716,926	(6,220,942)	(671,101)	2,040,785	7,265,871	239,245	106,823	—

				$(671,101)	$2,040,785	$7,265,871		$106,846	$—

(a)	As of period end, the entity is no longer held.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,445,068	GBP	5,324,000	MS	04/07/21	$26,002

GBP	5,324,000	USD	7,443,459	MS	03/03/21	(26,032)
USD	7,307,520	GBP	5,324,000	MS	03/03/21	(109,908)
GBP	77,000	USD	107,431	MS	04/07/21	(131)

						(136,071)

Net unrealized depreciation						$(110,069)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$26,002

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$136,071

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI United Kingdom ETF

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$(429,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$117,533

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$11,296,193
Average amounts sold — in USD	$20,136,724

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$26,002	$ 136,071

Total derivative assets and liabilities in the Statement of Assets and Liabilities	26,002	136,071
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	26,002	136,071

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Assets

Morgan Stanley & Co. International PLC	$26,002		$(26,002)	$—

	Derivative Liabilities Subject to an MNA by	Derivatives Available		Net Amount of Derivative
Counterparty	Counterparty	for Offset	(a)	Liabilities	(b)

Morgan Stanley & Co. International PLC	$136,071		$(26,002)	$110,069

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$7,265,871	$—	$—	$7,265,871

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$26,002	$—	$26,002
Liabilities
Forward Foreign Currency Exchange Contracts	—	(136,071)	—	(136,071)

	$—	$(110,069)	$—	$(110,069)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
BAE Systems PLC	4,402,797	$29,786,726
Rolls-Royce Holdings PLC(a)	11,413,354	17,185,710

		46,972,436

Banks — 9.9%
Barclays PLC	23,711,717	52,909,588
HSBC Holdings PLC(a)	27,832,825	165,847,613
Lloyds Banking Group PLC(a)	96,764,039	52,761,494
Natwest Group PLC(a)	6,615,168	17,036,054
Standard Chartered PLC(a)	3,659,192	23,640,663

		312,195,412

Beverages — 4.3%
Coca-Cola HBC AG	273,084	8,544,661
Diageo PLC	3,194,275	125,603,957

		134,148,618

Capital Markets — 3.9%
3i Group PLC	1,333,879	20,644,413
Hargreaves Lansdown PLC	452,818	9,562,752
London Stock Exchange Group PLC	432,217	58,119,933
Schroders PLC	169,461	8,299,433
St. James’s Place PLC	734,853	12,061,659
Standard Life Aberdeen PLC	3,013,741	13,095,601

		121,783,791

Chemicals — 0.9%
Croda International PLC	190,910	16,463,097
Johnson Matthey PLC	263,967	11,274,553

		27,737,650

Commercial Services & Supplies — 0.5%
Rentokil Initial PLC(a)	2,529,231	16,503,072

Diversified Financial Services — 0.3%
M&G PLC	3,546,107	9,117,422

Diversified Telecommunication Services — 0.7%
BT Group PLC(a)	12,173,832	21,028,512

Electric Utilities — 0.8%
SSE PLC	1,423,073	26,352,246

Electronic Equipment, Instruments & Components — 0.5%
Halma PLC	517,807	16,411,865

Equity Real Estate Investment Trusts (REITs) — 1.2%
British Land Co. PLC (The)	1,200,747	8,219,235
Land Securities Group PLC	962,904	8,952,475
Segro PLC	1,624,403	20,662,279

		37,833,989

Food & Staples Retailing — 1.5%
J Sainsbury PLC	2,420,150	7,653,734
Tesco PLC	10,570,986	33,223,876
Wm Morrison Supermarkets PLC	3,282,744	7,841,344

		48,718,954

Food Products — 0.5%
Associated British Foods PLC(a)	485,660	16,078,759

Health Care Equipment & Supplies — 0.7%
Smith & Nephew PLC	1,194,222	23,132,900

Health Care Providers & Services — 0.0%
NMC Health PLC(a)(b)	122,262	2

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.0%
Compass Group PLC(a)	2,438,490	$49,604,658
Entain PLC(a)	795,939	15,723,906
InterContinental Hotels Group PLC(a)	236,631	16,548,317
Whitbread PLC(a)	276,575	13,127,777

		95,004,658

Household Durables — 1.6%
Barratt Developments PLC(a)	1,394,533	12,953,792
Berkeley Group Holdings PLC	172,218	9,758,737
Persimmon PLC	435,009	15,752,029
Taylor Wimpey PLC(a)	4,970,719	10,952,516

		49,417,074

Household Products — 2.6%
Reckitt Benckiser Group PLC	971,940	81,532,207

Industrial Conglomerates — 1.2%
DCC PLC	134,896	10,882,117
Melrose Industries PLC(a)	6,664,238	15,457,362
Smiths Group PLC	542,874	11,111,651

		37,451,130

Insurance — 5.3%
Admiral Group PLC	261,581	11,293,329
Aviva PLC	5,357,348	27,106,718
Direct Line Insurance Group PLC	1,861,153	8,342,267
Legal & General Group PLC	8,165,948	29,603,810
Phoenix Group Holdings PLC	755,754	7,502,004
Prudential PLC	3,565,145	70,205,727
RSA Insurance Group PLC	1,411,047	13,324,196

		167,378,051

Interactive Media & Services — 0.3%
Auto Trader Group PLC(c)	1,325,687	10,197,649

Internet & Direct Marketing Retail — 0.6%
Ocado Group PLC(a)	663,054	20,394,359

Machinery — 0.5%
Spirax-Sarco Engineering PLC	100,560	15,057,512

Media — 1.5%
Informa PLC(a)	2,048,858	15,777,721
Pearson PLC	1,026,787	10,780,994
WPP PLC	1,680,677	20,062,216

		46,620,931

Metals & Mining — 11.6%
Anglo American PLC	1,676,410	64,981,583
Antofagasta PLC	537,805	13,402,717
BHP Group PLC	2,886,249	91,580,387
Evraz PLC	702,162	5,605,469
Fresnillo PLC	253,577	3,226,188
Glencore PLC(a)	13,657,475	55,507,790
Rio Tinto PLC	1,533,303	132,631,473

		366,935,607

Multi-Utilities — 1.7%
National Grid PLC	4,810,514	54,235,106

Multiline Retail — 0.6%
Next PLC(a)	182,297	19,268,141

Oil, Gas & Consumable Fuels — 10.3%
BP PLC	27,691,508	112,952,530
Royal Dutch Shell PLC, Class A	5,604,603	113,211,639

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class B	5,064,715	$98,255,709

		324,419,878

Paper & Forest Products — 0.5%
Mondi PLC	662,221	15,966,313

Personal Products — 6.0%
Unilever PLC	3,593,007	187,523,001

Pharmaceuticals — 9.4%
AstraZeneca PLC	1,793,281	174,124,181
GlaxoSmithKline PLC	6,856,495	114,150,937
Hikma Pharmaceuticals PLC	235,693	7,368,125

		295,643,243

Professional Services — 3.8%
Experian PLC	1,252,819	39,813,124
Intertek Group PLC	220,083	16,480,317
RELX PLC	2,639,812	62,465,492

		118,758,933

Software — 0.6%
AVEVA Group PLC	156,473	7,427,072
Sage Group PLC (The)	1,495,384	11,678,637

		19,105,709

Specialty Retail — 0.6%
JD Sports Fashion PLC(a)	704,581	8,180,065
Kingfisher PLC(a)	2,890,471	10,725,265

		18,905,330

Textiles, Apparel & Luxury Goods — 0.4%
Burberry Group PLC(a)	551,973	14,010,466

Tobacco — 4.2%
British American Tobacco PLC	3,135,204	108,947,699
Imperial Brands PLC	1,295,517	24,144,141

		133,091,840

Trading Companies & Distributors — 2.7%
Ashtead Group PLC	614,934	33,357,902

Security	Shares	Value

Trading Companies & Distributors (continued)
Bunzl PLC	459,404	$14,368,097
Ferguson PLC	307,552	36,256,647

		83,982,646

Water Utilities — 0.7%
Severn Trent PLC	325,593	9,969,139
United Utilities Group PLC	934,864	11,230,037

		21,199,176

Wireless Telecommunication Services — 2.0%
Vodafone Group PLC	36,656,714	62,534,984

Total Common Stocks — 98.9% (Cost: $3,475,774,096)		3,116,649,572

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,270,000	1,270,000

Total Short-Term Investments — 0.1% (Cost: $1,270,000)		1,270,000

Total Investments in Securities — 99.0% (Cost: $3,477,044,096)		3,117,919,572

Other Assets, Less Liabilities — 1.0%		32,424,943

Net Assets — 100.0%		$3,150,344,515

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,317,900	$—		$(1,315,614	)(b)	$(2,606)	$320	$—	—	$1,680	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	800,000	470,000	(b)	—		—	—	1,270,000	1,270,000	500		—

						$(2,606)	$320	$1,270,000		$2,180		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 100 Index	359	03/19/21	$32,321	$(772,496)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$772,496

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$585,292

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(181,545)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,565,488

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,116,649,570	$—	$2	$3,116,649,572
Money Market Funds	1,270,000	—	—	1,270,000

	$3,117,919,570	$—	$2	$3,117,919,572

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(772,496)	$—	$—	$(772,496)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Avon Rubber PLC	5,556	$217,888
Meggitt PLC(a)	139,777	827,027
QinetiQ Group PLC	102,805	429,471
Senior PLC(a)	75,390	107,827
Ultra Electronics Holdings PLC	12,709	339,733

		1,921,946

Air Freight & Logistics — 1.1%
Royal Mail PLC(a)	161,122	1,019,774

Airlines — 1.0%
easyJet PLC(a)	24,922	343,417
JET2 PLC(a)	28,781	585,071

		928,488

Auto Components — 0.2%
AB Dynamics PLC(b)	2,619	69,205
TI Fluid Systems PLC(c)	41,629	154,467

		223,672

Automobiles — 0.4%
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	12,421	348,705

Banks — 1.5%
Bank of Georgia Group PLC(a)	7,144	99,681
Close Brothers Group PLC	27,028	587,601
TBC Bank Group PLC(a)	7,505	113,951
Virgin Money UK PLC(a)(b)	231,696	595,392

		1,396,625

Beverages — 1.6%
AG Barr PLC(a)	18,354	128,561
Britvic PLC	47,692	539,760
C&C Group PLC(a)	56,325	202,776
Fevertree Drinks PLC	18,733	596,884

		1,467,981

Biotechnology — 2.2%
Abcam PLC	38,304	908,256
Avacta Group PLC(a)	45,886	125,099
Genus PLC	11,649	820,024
Oxford Biomedica PLC(a)	10,434	147,628
Silence Therapeutics PLC(a)	4,809	39,669

		2,040,676

Building Products — 0.3%
Polypipe Group PLC(a)	40,768	314,058

Capital Markets — 8.0%
AJ Bell PLC	51,396	303,595
Alpha FX Group PLC(a)	4,713	85,660
Alternative Credit Investments PLC	13,329	162,127
Ashmore Group PLC	76,555	441,398
Brewin Dolphin Holdings PLC	54,874	225,171
CMC Markets PLC(c)	20,901	118,640
Draper Esprit PLC(a)	20,670	245,061
IG Group Holdings PLC	66,293	722,011
IntegraFin Holdings PLC	53,386	372,449
Intermediate Capital Group PLC	52,569	1,272,229
Investec PLC	124,623	341,066
IP Group PLC(a)	182,037	294,209
Jupiter Fund Management PLC	79,705	329,181
Liontrust Asset Management PLC	11,062	194,869
Man Group PLC	261,358	547,742

Security	Shares	Value

Capital Markets (continued)
Ninety One PLC	67,504	$207,064
Numis Corp. PLC	11,433	53,069
Quilter PLC(c)	320,162	653,523
Rathbone Brothers PLC	10,357	223,284
Sanne Group PLC	26,551	218,271
TP ICAP Group PLC	137,972	462,957

		7,473,576

Chemicals — 1.3%
Elementis PLC(a)	102,985	181,563
Essentra PLC(a)	53,850	220,593
Synthomer PLC	60,843	391,128
Victrex PLC	15,567	460,531

		1,253,815

Commercial Services & Supplies — 3.9%
Aggreko PLC	45,849	512,812
Babcock International Group PLC(a)	44,923	163,110
Biffa PLC(a)(c)	55,080	196,369
Calisen PLC(a)	22,501	82,013
Clipper Logistics PLC	13,622	112,746
G4S PLC(a)	277,629	942,436
HomeServe PLC	54,140	787,966
Mitie Group PLC(a)	207,412	151,661
Restore PLC(a)	19,833	95,386
Serco Group PLC(a)	221,564	402,699
Smart Metering Systems PLC	19,491	189,663

		3,636,861

Communications Equipment — 0.4%
Spirent Communications PLC	109,518	360,591

Construction & Engineering — 1.2%
Balfour Beatty PLC(a)	124,177	478,127
John Laing Group PLC(c)	88,662	373,859
Keller Group PLC	13,091	143,675
Morgan Sindall Group PLC	6,914	159,497

		1,155,158

Construction Materials — 1.5%
Breedon Group PLC(a)	271,881	354,269
Forterra PLC(a)(c)	41,455	150,112
Ibstock PLC(a)(c)	72,846	217,339
Marshalls PLC(a)	35,809	341,441
Rhi Magnesita NV	5,247	288,005

		1,351,166

Consumer Finance — 0.3%
Funding Circle Holdings PLC(a)(c)	31,739	61,680
Provident Financial PLC(a)	45,832	179,802

		241,482

Containers & Packaging — 1.5%
DS Smith PLC(a)	245,826	1,365,822

Distributors — 0.8%

Inchcape PLC(a)	70,407	697,912

Diversified Financial Services — 0.7%
Burford Capital Ltd.(a)	35,293	302,474
Plus500 Ltd.	16,723	319,610

		622,084

Diversified Telecommunication Services — 0.2%
TalkTalk Telecom Group PLC	121,878	164,775

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.8%
Ceres Power Holdings PLC(a)	15,485	$270,187
ITM Power PLC(a)	69,006	494,929

		765,116

Electronic Equipment, Instruments & Components — 1.6%
Renishaw PLC(a)	6,496	522,218
Spectris PLC	20,794	882,048
Strix Group PLC	35,125	124,735

		1,529,001

Energy Equipment & Services — 0.7%
Hunting PLC	25,326	89,300
John Wood Group PLC(a)	122,448	512,043
Petrofac Ltd.(a)(b)	47,125	85,849

		687,192

Entertainment — 0.6%
Cineworld Group PLC(a)	185,741	254,906
Frontier Developments PLC(a)	3,875	133,816
Team17 Group PLC(a)	17,520	178,812

		567,534

Equity Real Estate Investment Trusts (REITs) — 8.3%
Assura PLC	474,909	494,658
Big Yellow Group PLC	30,036	476,625
BMO Commercial Property Trust	141,067	140,030
Capital & Counties Properties PLC	129,296	306,765
Civitas Social Housing PLC	112,831	169,422
Custodian REIT PLC	72,729	93,955
Derwent London PLC	19,037	880,978
Empiric Student Property PLC	106,562	110,248
GCP Student Living PLC	82,239	177,297
Great Portland Estates PLC	41,015	389,016
Hammerson PLC	683,484	249,597
LondonMetric Property PLC	155,333	475,170
LXI REIT PLC	94,291	167,422
Picton Property Income Ltd. (The)	99,781	122,624
Primary Health Properties PLC	236,857	503,348
RDI REIT PLC	47,300	80,679
Regional REIT Ltd.(c)	71,578	76,556
Safestore Holdings PLC	37,676	420,872
Shaftesbury PLC(a)	34,338	296,929
Tritax Big Box REIT PLC	307,419	774,075
UK Commercial Property REIT Ltd.	142,317	136,496
UNITE Group PLC (The)(a)	57,019	774,065
Warehouse REIT PLC	64,866	115,629
Workspace Group PLC	24,264	259,515

		7,691,971

Food Products — 1.8%
Bakkavor Group PLC(a)(c)	26,269	32,687
Cranswick PLC	9,386	446,430
Greencore Group PLC(a)	95,564	202,950
Hotel Chocolat Group PLC(a)	8,977	45,810
Premier Foods PLC(a)	104,849	132,517
Tate & Lyle PLC	83,857	852,339

		1,712,733

Health Care Equipment & Supplies — 0.9%
Advanced Medical Solutions Group PLC	35,184	115,598
ConvaTec Group PLC(c)	268,618	707,546

		823,144

Health Care Providers & Services — 1.3%
CVS Group PLC(a)	11,955	283,976

Security	Shares	Value

Health Care Providers & Services (continued)
Mediclinic International PLC(a)	72,534	$289,424
Spire Healthcare Group PLC(a)(c)	51,177	104,893
UDG Healthcare PLC	45,210	487,651

		1,165,944

Health Care Technology — 0.3%
Craneware PLC	3,682	107,589
EMIS Group PLC	10,263	152,383

		259,972

Hotels, Restaurants & Leisure — 5.5%
888 Holdings PLC	65,832	273,358
Carnival PLC	28,084	618,609
Domino’s Pizza Group PLC	79,595	340,745
Gamesys Group PLC	13,535	258,114
Greggs PLC(a)	18,206	530,967
J D Wetherspoon PLC(a)	15,213	262,889
Marston’s PLC(a)	115,008	153,798
Mitchells & Butlers PLC(a)(b)	35,080	149,098
Mitchells & Butlers PLC, NVS	11,693	15,367
Patisserie Holdings PLC(d)	6,053	0	(e)
Playtech PLC(a)	53,577	354,455
Restaurant Group PLC (The)(a)	107,144	163,130
SSP Group PLC	96,857	466,372
TUI AG(a)	138,087	833,631
William Hill PLC(a)	178,474	675,214

		5,095,747

Household Durables — 3.0%
Bellway PLC	22,076	866,674
Countryside Properties PLC(a)(c)	93,858	610,974
Crest Nicholson Holdings PLC(a)	45,661	205,050
IG Design Group PLC	12,644	87,681
Redrow PLC	50,624	385,737
Victoria PLC(a)	14,710	166,585
Vistry Group PLC(a)	40,029	471,222

		2,793,923

Household Products — 0.1%
PZ Cussons PLC	38,079	130,434

Independent Power and Renewable Electricity Producers — 0.5%
ContourGlobal PLC(c)	36,259	104,936
Drax Group PLC	71,134	380,107

		485,043

Insurance — 2.3%
Beazley PLC(a)	108,839	526,196
Hiscox Ltd.(a)	61,996	818,227
Just Group PLC(a)	187,797	237,485
Lancashire Holdings Ltd.	43,411	373,262
Sabre Insurance Group PLC(c)	45,474	154,175

		2,109,345

Interactive Media & Services — 1.3%
Rightmove PLC(a)	156,349	1,235,043

Internet & Direct Marketing Retail — 3.5%
AO World PLC(a)	51,257	203,521
ASOS PLC(a)	13,385	1,047,960
boohoo Group PLC(a)	180,312	849,306
Moneysupermarket.com Group PLC	96,078	389,548
On the Beach Group PLC(a)(c)	26,299	145,604
Trainline PLC(a)(c)	81,669	590,889

		3,226,828

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.7%
Capita PLC(a)	296,899	$187,789
Computacenter PLC	13,281	387,332
Equiniti Group PLC(a)(c)	66,211	131,449
Finablr PLC(a)(c)(d)	61,710	863
iomart Group PLC	16,870	72,409
Kainos Group PLC	14,380	264,578
Keywords Studios PLC(a)	12,562	441,532
NCC Group PLC	50,612	185,747
Network International Holdings PLC(a)(c)	83,893	435,149
Softcat PLC	21,362	437,241

		2,544,089

Leisure Products — 0.8%
Games Workshop Group PLC	5,555	742,084

Life Sciences Tools & Services — 0.4%
Clinigen Group PLC	24,013	239,541
Ergomed PLC(a)	6,625	115,780

		355,321

Machinery — 4.2%
Bodycote PLC	34,277	346,481
IMI PLC	48,730	891,815
Judges Scientific PLC	902	75,665
Morgan Advanced Materials PLC	50,791	220,134
Rotork PLC	156,252	779,451
Vesuvius PLC	38,735	282,150
Weir Group PLC (The)(a)	46,482	1,288,033

		3,883,729

Media — 3.0%
Ascential PLC(a)	72,103	360,487
Daily Mail & General Trust PLC, Class A, NVS	28,245	355,404
Euromoney Institutional Investor PLC	19,545	265,608
Future PLC	20,455	557,664
ITV PLC(a)	648,623	996,164
S4 Capital PLC(a)	48,447	300,738

		2,836,065

Metals & Mining — 2.3%
Centamin PLC	206,955	292,382
Central Asia Metals PLC	28,380	95,624
Eurasia Mining PLC(a)	317,838	127,978
Ferrexpo PLC	53,022	248,484
Greatland Gold PLC(a)	650,820	218,379
Hill & Smith Holdings PLC	14,200	252,531
Hochschild Mining PLC	60,410	181,587
KAZ Minerals PLC	42,383	494,548
Petropavlovsk PLC(a)	455,221	174,386
SolGold PLC(a)	150,555	45,256

		2,131,155

Multi-Utilities — 1.0%
Centrica PLC(a)	1,045,368	771,103
Telecom Plus PLC	11,361	187,112

		958,215

Multiline Retail — 2.1%
B&M European Value Retail SA	161,164	1,231,168
Marks & Spencer Group PLC(a)	349,723	693,817

		1,924,985

Oil, Gas & Consumable Fuels — 0.9%
Cairn Energy PLC	89,107	237,949
Diversified Gas & Oil PLC	121,825	212,904

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Energean PLC(a)	17,288	$218,573
Serica Energy PLC	31,594	53,006
Tullow Oil PLC(a)	248,780	152,762

		875,194

Pharmaceuticals — 1.5%
Alliance Pharma PLC	81,994	98,243
Dechra Pharmaceuticals PLC	19,333	927,111
Indivior PLC(a)	132,767	238,524
Vectura Group PLC(a)	106,101	166,141

		1,430,019

Professional Services — 1.6%
Hays PLC(a)	300,141	638,673
Pagegroup PLC(a)	58,827	393,301
RWS Holdings PLC	51,929	439,242

		1,471,216

Real Estate Management & Development — 2.3%
Grainger PLC	121,309	455,891
Helical PLC	19,825	105,326
IWG PLC(a)	135,045	679,703
Savills PLC(a)	25,584	413,132
Sirius Real Estate Ltd.	167,311	216,374
St. Modwen Properties PLC	35,516	196,137
Watkin Jones PLC	37,003	103,985

		2,170,548

Road & Rail — 1.2%
Firstgroup PLC(a)	216,872	272,888
Go-Ahead Group PLC (The)(a)	7,876	129,274
National Express Group PLC(a)	98,941	413,605
Redde Northgate PLC	44,708	171,892
Stagecoach Group PLC	73,341	95,361

		1,083,020

Semiconductors & Semiconductor Equipment — 0.2%
IQE PLC(a)	134,632	138,160

Software — 2.7%
Alfa Financial Software Holdings PLC(c)	17,575	32,091
Avast PLC(c)	119,298	770,573
Blue Prism Group PLC(a)	14,257	305,170
Bytes Technology Group PLC(a)	29,825	174,549
First Derivatives PLC(a)	3,919	159,169
GB Group PLC	33,163	382,977
Ideagen PLC	33,058	126,638
Learning Technologies Group PLC	91,829	209,911
Micro Focus International PLC(a)	59,921	350,685

		2,511,763

Specialty Retail — 2.3%
Dixons Carphone PLC(a)	187,854	332,763
Dunelm Group PLC(a)	18,107	318,215
Frasers Group PLC(a)	36,990	242,650
Halfords Group PLC(a)	36,167	146,386
Pets at Home Group PLC	89,255	492,162
WH Smith PLC	23,389	624,574

		2,156,750

Textiles, Apparel & Luxury Goods — 0.2%
Coats Group PLC(a)	258,134	224,478

Thrifts & Mortgage Finance — 0.8%
OSB Group PLC(a)	79,892	495,488

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Paragon Banking Group PLC	45,749	$287,188

		782,676

Trading Companies & Distributors — 4.6%
Diploma PLC	22,302	722,763
Electrocomponents PLC	80,072	1,085,902
Grafton Group PLC	40,792	564,325
Howden Joinery Group PLC(a)	106,899	1,040,510
Travis Perkins PLC(a)	45,138	907,170

		4,320,670

Transportation Infrastructure — 0.9%
Signature Aviation PLC(a)	148,253	827,847

Water Utilities — 1.0%
Pennon Group PLC	75,448	921,929

Wireless Telecommunication Services — 0.2%
Airtel Africa PLC(c)	133,198	148,421

Total Common Stocks — 99.6% (Cost: $91,957,326)		92,702,471

Rights

Equity Real Estate Investment Trusts (REITs) — 0.0%
LXI REIT PLC, (Expires 03/10/21)(a)	9,325	326

Total Rights — 0.0% (Cost: $0)		326

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(f)(g)(h)	921,834	$922,387
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	90,000	90,000

		1,012,387

Total Short-Term Investments — 1.1% (Cost: $1,011,795)		1,012,387

Total Investments in Securities — 100.7% (Cost: $92,969,121)		93,715,184

Other Assets, Less Liabilities — (0.7)%		(673,445)

Net Assets — 100.0%		$93,041,739

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,170,176	$—		$(247,080	)(a)	$(478)	$(231)	$922,387	921,834	$51,702	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	70,000	(a)	—		—	—	90,000	90,000	11		—

						$(478)	$(231)	$1,012,387		$51,713		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE 250 Index	4	03/19/21	$234	$2,605

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI United Kingdom Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,605

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$38,678

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,305)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$259,487

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$92,686,241	$15,367	$863	$92,702,471
Rights	—	326	—	326
Money Market Funds	1,012,387	—	—	1,012,387

	$93,698,628	$15,693	$863	$93,715,184

Derivative financial instruments(a)
Assets
Futures Contracts	$2,605	$—	$—	$2,605

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) February 28, 2021

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$3,116,649,572	$92,702,797
Affiliated(c)	7,265,871	1,270,000	1,012,387
Cash	3,639	2,326	9,803
Foreign currency, at value(d)	—	16,707,198	193,688
Foreign currency collateral pledged:
Futures contracts(e)	—	3,698,368	26,564
Receivables:
Investments sold	190,551	189,398	84,761
Securities lending income — Affiliated	—	—	125
Capital shares sold	—	893,223	76,037
Dividends	—	13,410,826	24,961
Tax reclaims	—	41,491	13,664
Unrealized appreciation on:
Forward foreign currency exchange contracts	26,002	—	—

Total assets	7,486,063	3,152,862,402	94,144,787

LIABILITIES
Collateral on securities loaned, at value	—	—	922,544
Payables:
Investments purchased	57,374	405,859	143,043
Variation margin on futures contracts	—	943,646	3,074
Investment advisory fees	—	1,168,382	34,387
Unrealized depreciation on:
Forward foreign currency exchange contracts	136,071	—	—

Total liabilities	193,445	2,517,887	1,103,048

NET ASSETS	$7,292,618	$3,150,344,515	$93,041,739

NET ASSETS CONSIST OF:
Paid-in capital	$15,678,395	$3,941,965,269	$101,625,752
Accumulated loss	(8,385,777)	(791,620,754)	(8,584,013)

NET ASSETS	$7,292,618	$3,150,344,515	$93,041,739

Shares outstanding	350,000	103,500,000	2,100,000

Net asset value	$20.84	$30.44	$44.31

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$838,522
(b) Investments, at cost — Unaffiliated	$—	$3,475,774,096	$91,957,326
(c) Investments, at cost — Affiliated	$7,994,697	$1,270,000	$1,011,795
(d) Foreign currency, at cost	$—	$16,613,623	$193,999
(e) Foreign currency collateral pledged, at cost	$—	$3,712,551	$26,805

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Statements of Operations  (unaudited)

Six Months Ended February 28, 2021

	iShares Currency Hedged MSCI United Kingdom ETF	iShares MSCI United Kingdom ETF	iShares MSCI United Kingdom Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$43,060,628	$534,335
Dividends — Affiliated	106,846	500	11
Securities lending income — Affiliated — net	—	1,680	51,702
Foreign taxes withheld	—	(315,615)	(29,208)

Total investment income	106,846	42,747,193	556,840

EXPENSES
Investment advisory fees	28,344	6,529,515	185,797

Total expenses	28,344	6,529,515	185,797

Less:
Investment advisory fees waived	(28,344)	—	—

Total expenses after fees waived	—	6,529,515	185,797

Net investment income	106,846	36,217,678	371,043

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(73,134,495)	(1,261,260)
Investments — Affiliated	(199,809)	(2,606)	(478)
In-kind redemptions — Unaffiliated	—	28,287,407	847,223
In-kind redemptions — Affiliated	(471,292)	—	—
Futures contracts	—	585,292	38,678
Forward foreign currency exchange contracts	(429,638)	—	—
Foreign currency transactions	—	524,256	6,110

Net realized loss	(1,100,739)	(43,740,146)	(369,727)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	381,736,291	14,010,278
Investments — Affiliated	2,040,785	320	(231)
Futures contracts	—	(181,545)	(2,305)
Forward foreign currency exchange contracts	117,533	—	—
Foreign currency translations	—	(476,834)	(8,603)

Net change in unrealized appreciation (depreciation)	2,158,318	381,078,232	13,999,139

Net realized and unrealized gain	1,057,579	337,338,086	13,629,412

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,164,425	$373,555,764	$14,000,455

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI United Kingdom ETF		iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$106,846	$1,298,543	$36,217,678	$68,412,471
Net realized loss	(1,100,739)	(11,338,886)	(43,740,146)	(165,092,866)
Net change in unrealized appreciation (depreciation)	2,158,318	(1,651,356)	381,078,232	(156,794,889)

Net increase (decrease) in net assets resulting from operations	1,164,425	(11,691,699)	373,555,764	(253,475,284)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(106,290)	(1,298,842)	(31,433,203)	(75,813,059)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(4,185,893)	(11,735,402)	617,158,086	519,630,214

NET ASSETS
Total increase (decrease) in net assets	(3,127,758)	(24,725,943)	959,280,647	190,341,871
Beginning of period	10,420,376	35,146,319	2,191,063,868	2,000,721,997

End of period	$7,292,618	$10,420,376	$3,150,344,515	$2,191,063,868

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets  (continued)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$371,043	$1,638,496
Net realized loss	(369,727)	(12,000,108)
Net change in unrealized appreciation (depreciation)	13,999,139	(3,873,370)

Net increase (decrease) in net assets resulting from operations	14,000,455	(14,234,982)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(655,859)	(2,244,985)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,039,718	16,028,264

NET ASSETS
Total increase (decrease) in net assets	32,384,314	(451,703)
Beginning of period	60,657,425	61,109,128

End of period	$93,041,739	$60,657,425

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI United Kingdom ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20		Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$18.95		$23.43		$23.83	$23.84	$24.87	$23.21

Net investment income(a)	0.23		0.74		0.92	1.11	0.48	0.43
Net realized and unrealized gain (loss)(b)	1.90		(4.46)		(0.26)	(0.05)	2.39	2.48

Net increase (decrease) from investment operations	2.13		(3.72)		0.66	1.06	2.87	2.91

Distributions(c)
From net investment income		(0.24)	(0.76)		(1.06)	(1.07)	(0.84)	(1.01)
From net realized gain	—		—		—	—	(3.06)	(0.24)

Total distributions		(0.24)	(0.76)		(1.06)	(1.07)	(3.90)	(1.25)

Net asset value, end of period	$20.84		$18.95		$23.43	$23.83	$23.84	$24.87

Total Return
Based on net asset value	11.22	%(d)	(16.34)%		2.92%	4.42%	13.48%	12.90%

Ratios to Average Net Assets
Total expenses(e)	0.62	%(f)	0.62%		0.62%	0.62%	0.62%	0.62%

Total expenses after fees waived(e)	0.00	%(f)	0.00	%(g)	0.00%	0.00%	0.00%	0.00%

Net investment income	2.34	%(f)	3.31%		3.96%	4.62%	1.99%	1.80%

Supplemental Data
Net assets, end of period (000)	$7,293		$10,420		$35,146	$22,643	$19,073	$114,398

Portfolio turnover rate(h)(i)	8	%(d)	15%		11%	17%	20%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17 (a)	Year Ended 08/31/16 (a)

Net asset value, beginning of period	$26.88		$30.27	$33.62	$33.76	$31.36	$34.30

Net investment income(b)	0.39		0.90	1.49	1.29	1.13	1.22
Net realized and unrealized gain (loss)(c)	3.50		(3.30)	(3.39)	0.06	2.43	(2.73)

Net increase (decrease) from investment operations	3.89		(2.40)	(1.90)	1.35	3.56	(1.51)

Distributions(d)
From net investment income		(0.33)	(0.99)	(1.45)	(1.49)	(1.16)	(1.43)

Total distributions		(0.33)	(0.99)	(1.45)	(1.49)	(1.16)	(1.43)

Net asset value, end of period	$30.44		$26.88	$30.27	$33.62	$33.76	$31.36

Total Return
Based on net asset value	14.54	%(e)	(8.25)%	(5.64)%	3.90%	11.60%	(4.44)%

Ratios to Average Net Assets
Total expenses	0.50	%(f)	0.51%	0.50%	0.47%	0.49%	0.48%

Net investment income	2.79	%(f)	3.12%	4.64%	3.66%	4.07%	3.80%

Supplemental Data
Net assets, end of period (000)	$3,150,345		$2,191,064	$2,000,722	$1,986,971	$2,764,746	$1,928,881

Portfolio turnover rate(g)	6	%(e)	4%	11%	5%	4%	5%

(a)	Per share amounts reflect a one-for-two reverse stock split effective after the close of trading on November 4, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF

	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Year Ended 08/31/19	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16

Net asset value, beginning of period	$35.68		$35.95	$42.65	$39.92	$35.91	$40.91

Net investment income(a)	0.23		0.72	1.05	1.15	0.92	1.02
Net realized and unrealized gain (loss)(b)	8.81		0.03	(6.69)	2.93	4.12	(4.89)

Net increase (decrease) from investment operations	9.04		0.75	(5.64)	4.08	5.04	(3.87)

Distributions(c)
From net investment income		(0.41)	(1.02)	(1.06)	(1.35)	(1.03)	(1.13)

Total distributions		(0.41)	(1.02)	(1.06)	(1.35)	(1.03)	(1.13)

Net asset value, end of period	$44.31		$35.68	$35.95	$42.65	$39.92	$35.91

Total Return
Based on net asset value	25.48	%(d)	1.90%	(13.17)%	10.22%	14.40%	(9.66)%

Ratios to Average Net Assets
Total expenses	0.59	%(e)	0.59%	0.59%	0.59%	0.59%	0.59%

Net investment income	1.18	%(e)	1.99%	2.76%	2.68%	2.50%	2.72%

Supplemental Data
Net assets, end of period (000)	$93,042		$60,657	$61,109	$57,571	$31,935	$25,135

Portfolio turnover rate(f)	6	%(d)	25%	20%	20%	19%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI United Kingdom	Diversified
MSCI United Kingdom	Non-diversified
MSCI United Kingdom Small-Cap	Diversified

Currently the iShares Currency Hedged MSCI United Kingdom ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI United Kingdom ETF (the “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI United Kingdom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI United Kingdom Small-Cap
Barclays Capital Inc.	$303,079	$303,079		$—	$—
BofA Securities, Inc.	299,773	299,773		—	—
HSBC Bank PLC	121,412	121,412		—	—
JPMorgan Securities LLC	50,179	50,179		—	—
Scotia Capital (USA) Inc.	64,079	64,079		—	—

	$838,522	$838,522		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the statement of assets and liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the statement of assets and liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged MSCI United Kingdom	0.62%
MSCI United Kingdom Small-Cap	0.59

For its investment advisory services to the iShares MSCI United Kingdom ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements  (unaudited) (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $7 billion	0.59%
Over $7 billion, up to and including $11 billion	0.54
Over $11 billion, up to and including $24 billion	0.49
Over $24 billion, up to and including $48 billion	0.44
Over $48 billion, up to and including $72 billion	0.40
Over $72 billion, up to and including $96 billion	0.36
Over $96 billion	0.32

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For the iShares Currency Hedged MSCI United Kingdom ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI United Kingdom ETF (“EWU”), after taking into account any fee waivers by EWU, plus 0.03%. BFA has also contractually agreed to an additional reduction in its investment advisory fee of 0.03% through December 31, 2025.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2021, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Currency Hedged MSCI United Kingdom	$28,344

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI United Kingdom	$620
MSCI United Kingdom Small-Cap	11,504

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

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Notes to Financial Statements  (unaudited) (continued)

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI United Kingdom	$4,334,799	$3,779,221	$(2,351,681)
MSCI United Kingdom Small-Cap	1,501	782,464	(9,817)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI United Kingdom	$691,913	$965,732
MSCI United Kingdom	167,090,568	168,294,632
MSCI United Kingdom Small-Cap	4,305,306	4,187,312

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI United Kingdom	$1,025,012	$5,255,209
MSCI United Kingdom	699,790,789	92,673,866
MSCI United Kingdom Small-Cap	32,036,176	13,315,664

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI United Kingdom	$6,536,821
MSCI United Kingdom	352,213,250
MSCI United Kingdom Small-Cap	8,166,222

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI United Kingdom	$8,132,181	$26,002	$(1,002,381)	$(976,379)
MSCI United Kingdom	3,535,092,257	246,868,697	(664,813,878)	(417,945,181)
MSCI United Kingdom Small-Cap	93,756,218	8,609,859	(8,648,288)	(38,429)

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI United Kingdom
Shares sold	50,000	$1,028,139	1,400,000	$32,825,295
Shares redeemed	(250,000)	(5,214,032)	(2,350,000)	(44,560,697)

Net decrease	(200,000)	$(4,185,893)	(950,000)	$(11,735,402)

MSCI United Kingdom
Shares sold	25,100,000	$710,378,631	27,900,000	$816,367,221
Shares redeemed	(3,100,000)	(93,220,545)	(12,500,000)	(296,737,007)

Net increase	22,000,000	$617,158,086	15,400,000	$519,630,214

MSCI United Kingdom Small-Cap
Shares sold	750,000	$32,444,732	1,600,000	$67,533,603
Shares redeemed	(350,000)	(13,405,014)	(1,600,000)	(51,505,339)

Net increase	400,000	$19,039,718	—	$16,028,264

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI United Kingdom ETF, iShares MSCI United Kingdom ETF and iShares MSCI United Kingdom Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI United Kingdom(a)	$0.216416	$—	$0.019784	$0.236200	92%	—%	8%	100%
MSCI United Kingdom(a)	0.304261	—	0.027663	0.331924	92	—	8	100
MSCI United Kingdom Small-Cap(a)	0.333527	—	0.076385	0.409912	81	—	19	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

🌑	iShares ESG Aware MSCI EAFE ETF | ESGD | NASDAQ

🌑	iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ

🌑	iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX

🌑	iShares ESG MSCI EM Leaders ETF | LDEM | NASDAQ

🌑	iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ

🌑	iShares MSCI Global Impact ETF | SDG | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large-and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	9.74%	31.29%

U.S. small cap equities (Russell 2000® Index)	41.69	51.00

International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46

Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38

Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® ESG Aware MSCI EAFE ETF

Investment Objective

The iShares ESG Aware MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed market equities, excluding the U.S. and Canada that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI EAFE Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	14.51%	22.89%	10.68%	22.89%	60.67%
Fund Market	14.93	21.90	10.66	21.90	60.56
Index	14.56	22.90	10.79	22.90	61.41

The inception date of the Fund was 6/28/16. The first day of secondary market trading was 6/30/16.

Index performance through May 31, 2018 reflects the performance of the MSCI EAFE ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI EAFE Extended ESG Focus Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,145.10	$ 1.06		$ 1,000.00	$ 1,023.80	$ 1.00		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	17.6%
Industrials	15.9
Health Care	12.1
Consumer Discretionary	11.9
Consumer Staples	10.0
Information Technology	9.2
Materials	8.0
Communication Services	5.0
Energy	4.0
Utilities	3.2
Real Estate	3.1

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	25.0%
United Kingdom	14.1
France	10.9
Switzerland	9.3
Germany	8.9
Australia	7.0
Netherlands	4.6
Sweden	3.4
Hong Kong	3.2
Denmark	2.6

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Fund Summary as of February 28, 2021	iShares® ESG Aware MSCI USA ETF

Investment Objective

The iShares ESG Aware MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as identified by the index provider while exhibiting risk and return characteristics similar to those of the parent index, as represented by the MSCI USA Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	10.84%	35.21%	17.21%	35.21%	96.26%
Fund Market	10.91	34.97	17.20	34.97	96.21
Index	10.94	35.37	17.43	35.37	97.85

The inception date of the Fund was 12/1/16. The first day of secondary market trading was 12/2/16.

Index performance through May 31, 2018 reflects the performance of the MSCI USA ESG Focus Index. Index performance beginning on June 1, 2018 reflects the performance of the MSCI USA Extended ESG Focus Index.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,108.40	$ 0.78		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.8%
Health Care	13.0
Consumer Discretionary	11.9
Financials	10.7
Communication Services	10.4
Industrials	9.2
Consumer Staples	5.8
Real Estate	2.8
Energy	2.7
Materials	2.5
Utilities	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	5.9%
Microsoft Corp.	5.1
Amazon.com Inc.	3.8
Alphabet Inc., Class A	2.2
Facebook Inc., Class A	1.7
Tesla Inc.	1.5
Alphabet Inc., Class C	1.3
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.1
NVIDIA Corp.	1.1

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF

Investment Objective

The iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an optimized index designed to produce investment results comparable to a capitalization weighted index of small-capitalization U.S. companies, while reflecting a higher allocation to those companies with favorable environmental, social and governance (“ESG”) profiles, (as determined by the index provider), as represented by the MSCI USA Small Cap Extended ESG Focus Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	39.15%	49.76%	15.97%	49.76%	53.45%
Fund Market	38.95	49.41	15.97	49.41	53.45
Index	39.38	50.14	16.16	50.14	54.15

The inception date of the Fund was 4/10/18. The first day of secondary market trading was 4/12/18.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,391.50	$ 1.01		$ 1,000.00	$ 1,024.00	$ 0.85		0.17%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	17.0%
Health Care	16.4
Information Technology	15.9
Consumer Discretionary	14.9
Financials	13.8
Real Estate	7.8
Materials	3.8
Consumer Staples	3.2
Energy	3.1
Communication Services	2.2
Utilities	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments

Penn National Gaming Inc.	0.4%
Caesars Entertainment Inc.	0.4
Comerica Inc.	0.3
Zions Bancorp NA	0.3
Novavax Inc.	0.3
Quanta Services Inc.	0.3
Cree Inc.	0.3
Toro Co. (The)	0.3
Five9 Inc.	0.3
Ingredion Inc.	0.3

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Fund Summary as of February 28, 2021	iShares® ESG MSCI EM Leaders ETF

Investment Objective

The iShares ESG MSCI EM Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization stocks of emerging market companies with high environmental, social, and governance performance relative to their sector peers as determined by the index provider, as represented by the MSCI EM Extended ESG Leaders 5% Issuer Capped Net Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	21.61%	34.51%	21.88%	34.51%	23.48%
Fund Market	21.77	32.53	22.15	32.53	23.77
Index	22.15	35.34	22.47	35.34	24.19

The inception date of the Fund was 2/5/20. The first day of secondary market trading was 2/7/20.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,216.10	$ 0.88		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	20.8%
Consumer Discretionary	17.8
Information Technology	16.7
Communication Services	9.9
Materials	7.7
Consumer Staples	6.5
Energy	6.0
Health Care	5.3
Industrials	4.9
Real Estate	2.5
Utilities	1.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	31.4%
Taiwan	15.5
India	13.2
South Korea	8.4
South Africa	7.3
Brazil	4.3
Thailand	3.1
Russia	2.7
Malaysia	2.6
Indonesia	2.0

F U N D S U M M A R Y	7

Fund Summary as of February 28, 2021	iShares® ESG MSCI USA Leaders ETF

Investment Objective

The iShares ESG MSCI USA Leaders ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks of companies with high environmental, social, and governance performance relative to their sector peers, as determined by the index provider, as represented by the MSCI USA Extended ESG Leaders Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	10.52%	30.35%	19.76%	30.35%	38.76%
Fund Market	10.32	29.95	19.66	29.95	38.55
Index	10.58	30.44	19.88	30.44	38.97

The inception date of the Fund was 5/7/19. The first day of secondary market trading was 5/9/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,105.20	$ 0.52		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	27.6%
Consumer Discretionary	13.5
Health Care	13.0
Communication Services	12.2
Financials	10.7
Industrials	9.1
Consumer Staples	6.0
Materials	2.9
Real Estate	2.7
Energy	1.3
Utilities	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	10.2%
Alphabet Inc., Class A	3.7
Alphabet Inc., Class C	3.7
Tesla Inc.	3.1
Johnson & Johnson	2.5
Visa Inc., Class A	2.2
Walt Disney Co. (The)	2.1
NVIDIA Corp.	2.1
Mastercard Inc., Class A	1.9
Procter & Gamble Co. (The)	1.9

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® MSCI Global Impact ETF

Investment Objective

The iShares MSCI Global Impact ETF (the “Fund”) seeks to track the investment results of an index composed of positive impact companies that derive a majority of their revenue from products and services that address at least one of the world’s major social and environmental challenges as identified by the United Nations Sustainable Development Goals, as represented by the MSCI ACWI Sustainable Impact Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	14.85%	49.01%	16.47%	49.01%	109.89%
Fund Market	15.14	48.34	16.58	48.34	110.85
Index	15.01	49.34	16.72	49.34	112.03

The inception date of the Fund was 4/20/16. The first day of secondary market trading was 4/22/16.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,148.50	$ 2.61		$ 1,000.00	$ 1,022.40	$ 2.46		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Staples	20.5%
Health Care	20.1
Industrials	19.9
Materials	12.3
Real Estate	8.8
Consumer Discretionary	8.3
Utilities	5.0
Information Technology	3.4
Communication Services	1.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	24.1%
Japan	14.7
United Kingdom	11.3
China	9.6
Denmark	7.3
France	7.3
Belgium	5.1
Hong Kong	4.4
Sweden	2.7
Germany	2.2

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.9%
Afterpay Ltd.(a)	63,038	$5,833,056
APA Group	803,445	5,778,631
Aristocrat Leisure Ltd.	220,216	5,176,113
ASX Ltd.	130,976	6,854,749
Aurizon Holdings Ltd.	1,493,129	4,404,285
Australia & New Zealand Banking Group Ltd.	760,871	15,415,865
BlueScope Steel Ltd.	348,943	4,506,130
Brambles Ltd.	917,965	7,035,816
Coca-Cola Amatil Ltd.	454,853	4,715,251
Cochlear Ltd.	42,278	6,919,793
Coles Group Ltd.	335,010	3,976,061
Commonwealth Bank of Australia	489,514	30,909,748
CSL Ltd.	133,737	27,188,353
Dexus	953,310	6,568,668
Fortescue Metals Group Ltd.	584,800	10,915,854
Goodman Group	492,114	6,309,271
GPT Group (The)	1,371,492	4,533,925
Insurance Australia Group Ltd.	1,171,187	4,524,597
James Hardie Industries PLC	147,648	4,173,424
Lendlease Corp. Ltd.	503,251	5,181,905
Macquarie Group Ltd.	110,905	12,233,710
Mirvac Group	3,409,953	5,887,167
National Australia Bank Ltd.	860,823	16,421,306
Newcrest Mining Ltd.	309,576	5,905,560
Northern Star Resources Ltd.	524,195	4,143,542
QBE Insurance Group Ltd.	679,478	4,887,021
Ramsay Health Care Ltd.	100,174	5,118,611
Rio Tinto Ltd.	157,350	15,494,332
Seek Ltd.	192,129	3,822,779
Stockland	1,358,179	4,384,764
Sydney Airport(a)	1,025,595	4,652,931
Tabcorp Holdings Ltd.	1,365,578	4,704,675
Transurban Group	990,772	9,818,312
Wesfarmers Ltd.	242,051	9,227,373
Westpac Banking Corp.	987,316	18,207,531
Woodside Petroleum Ltd.	602,888	11,468,191
Woolworths Group Ltd.	320,126	9,764,956

		317,064,256

Austria — 0.2%
OMV AG	238,745	11,550,976

Belgium — 0.8%
Anheuser-Busch InBev SA/NV	253,099	14,580,260
KBC Group NV(a)	102,760	7,436,408
Solvay SA	40,775	5,003,711
UCB SA	44,765	4,479,440
Umicore SA	91,369	5,396,573

		36,896,392

Denmark — 2.6%
Ambu A/S, Series B	89,492	4,169,111
AP Moller - Maersk A/S, Class A	2,522	5,092,371
Carlsberg AS, Class B	62,982	9,972,257
Chr Hansen Holding A/S(a)	50,483	4,357,545
Coloplast A/S, Class B	34,744	5,324,247
DSV Panalpina A/S	48,970	9,048,609
Genmab A/S(a)	18,997	6,418,901
GN Store Nord A/S	52,923	4,474,860
Novo Nordisk A/S, Class B	552,011	39,461,860

Security	Shares	Value

Denmark (continued)
Novozymes A/S, Class B	71,563	$4,448,266
Orsted A/S(b)	60,909	9,922,413
Pandora A/S	46,876	4,587,937
Vestas Wind Systems A/S	59,669	11,244,703

		118,523,080

Finland — 1.1%
Elisa OYJ	78,527	4,703,848
Kesko OYJ, Class B	185,585	4,739,535
Neste OYJ	159,239	10,526,262
Nokia OYJ(a)	1,849,839	7,409,604
Nordea Bank Abp	612,294	5,563,062
Stora Enso OYJ, Class R	216,556	4,291,119
UPM-Kymmene OYJ	248,295	9,523,622
Wartsila OYJ Abp	467,605	5,393,135

		52,150,187

France — 10.9%
Air Liquide SA	98,958	14,978,367
Airbus SE(a)	146,149	17,014,016
Alstom SA(a)	92,275	4,630,220
Amundi SA(a)(b)	59,156	4,523,624
Atos SE(a)	66,336	5,203,114
AXA SA	767,755	19,383,540
BNP Paribas SA(a)	320,600	19,175,083
Bouygues SA	114,158	4,650,240
Capgemini SE	50,544	8,168,793
Carrefour SA	265,307	4,651,718
Cie. de Saint-Gobain(a)	127,148	6,855,438
Cie. Generale des Etablissements Michelin SCA	66,970	9,734,260
CNP Assurances(a)	275,643	4,988,520
Credit Agricole SA(a)	350,235	4,937,713
Danone SA	229,590	15,734,065
Dassault Systemes SE	47,857	9,985,469
Edenred	82,058	4,570,736
Eiffage SA(a)	47,164	4,875,211
Electricite de France SA(a)	369,497	4,443,693
Engie SA(a)	475,422	6,973,857
EssilorLuxottica SA	76,501	12,535,683
Gecina SA	39,255	5,465,193
Hermes International	5,392	6,042,168
Kering SA	23,565	15,013,817
Legrand SA	68,041	5,939,741
L’Oreal SA	92,249	33,905,070
LVMH Moet Hennessy Louis Vuitton SE	75,648	48,206,307
Orange SA	410,059	4,752,322
Pernod Ricard SA	66,660	12,731,488
Publicis Groupe SA	82,319	4,850,058
Renault SA(a)	94,329	4,250,684
Safran SA(a)	90,694	12,467,055
Sanofi	279,089	25,677,872
Sartorius Stedim Biotech	9,492	4,170,743
Schneider Electric SE	176,132	26,263,980
Societe Generale SA(a)	273,183	6,809,191
STMicroelectronics NV	186,004	7,217,919
Teleperformance	20,815	7,405,244
Thales SA	49,784	4,739,958
TOTAL SE	809,701	37,715,526
Unibail-Rodamco-Westfield	68,093	5,026,851
Valeo SA	118,634	4,210,500
Vinci SA	112,626	11,762,135

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SE	248,171	$8,606,140
Worldline SA(a)(b)	67,849	6,077,807

		497,321,129

Germany — 8.7%
adidas AG(a)	64,015	22,447,935
Allianz SE, Registered	149,714	36,308,224
BASF SE	294,571	24,216,879
Bayerische Motoren Werke AG	128,137	11,120,587
Beiersdorf AG	53,694	5,337,732
Brenntag SE	60,610	4,727,506
Commerzbank AG(a)	716,941	4,725,311
Continental AG(a)	34,055	4,914,845
Covestro AG(b)	65,905	4,796,529
Daimler AG, Registered	231,253	18,596,036
Delivery Hero SE(a)(b)	38,437	4,931,415
Deutsche Bank AG, Registered(a)	583,668	7,236,171
Deutsche Boerse AG	81,457	13,402,168
Deutsche Post AG, Registered	336,504	16,770,897
Deutsche Telekom AG, Registered	704,350	12,849,748
Deutsche Wohnen SE	107,170	5,066,731
E.ON SE	938,486	9,625,684
Fresenius SE & Co. KGaA	116,420	5,008,047
HeidelbergCement AG	74,492	5,920,596
HelloFresh SE(a)	51,712	4,048,538
Henkel AG & Co. KGaA	57,774	5,147,254
Infineon Technologies AG	422,886	18,478,764
Knorr-Bremse AG	36,789	4,712,835
LEG Immobilien AG	33,310	4,574,440
Merck KGaA	62,833	10,261,683
MTU Aero Engines AG	20,420	4,882,802
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	48,266	14,236,220
Puma SE(a)	58,094	6,203,865
SAP SE	346,338	42,904,497
Siemens AG, Registered	238,668	37,075,192
Symrise AG	37,798	4,437,437
TeamViewer AG(a)(b)	84,019	4,538,210
Telefonica Deutschland Holding AG	1,594,980	4,278,531
Vonovia SE	139,635	8,938,847
Zalando SE(a)(b)	48,238	4,978,030

		397,700,186

Hong Kong — 3.2%
AIA Group Ltd.	3,625,800	45,361,353
BOC Hong Kong Holdings Ltd.	3,905,500	12,989,217
Galaxy Entertainment Group Ltd.	644,000	5,885,979
Hang Seng Bank Ltd.(c)	448,200	8,666,619
Hong Kong Exchanges & Clearing Ltd.	337,700	20,599,772
MTR Corp. Ltd.	1,873,000	11,239,425
Sands China Ltd.(a)	1,720,800	8,052,368
Sun Hung Kai Properties Ltd.	479,000	7,693,787
Swire Pacific Ltd., Class A	949,500	6,958,443
Swire Properties Ltd.	2,186,400	7,032,128
Techtronic Industries Co. Ltd.	402,500	6,143,335
Wharf Real Estate Investment Co. Ltd.	779,000	4,654,508

		145,276,934

Ireland — 0.7%
CRH PLC(a)	287,964	12,513,199
Flutter Entertainment PLC(a)	44,954	8,700,415
Kerry Group PLC, Class A	56,947	6,908,770

Security	Shares	Value

Ireland (continued)
Kingspan Group PLC(a)	72,168	$5,277,750

		33,400,134

Israel — 0.6%
Bank Hapoalim BM(a)	671,128	4,760,922
Bank Leumi Le-Israel BM	708,505	4,330,977
CyberArk Software Ltd.(a)	31,182	4,578,453
Isracard Ltd.	1	4
Nice Ltd.(a)	16,126	3,749,282
Teva Pharmaceutical Industries Ltd., ADR(a)	416,424	4,480,722
Wix.com Ltd.(a)	23,054	8,035,933

		29,936,293

Italy — 2.2%
Amplifon SpA(a)	106,228	4,255,005
Assicurazioni Generali SpA(a)	354,876	6,698,139
CNH Industrial NV(a)	390,296	5,798,593
Enel SpA	2,814,905	26,800,842
Eni SpA	1,279,149	14,722,047
Ferrari NV	23,273	4,562,176
Intesa Sanpaolo SpA(a)	7,241,471	18,757,213
Nexi SpA(a)(b)	235,469	4,254,315
Snam SpA	870,741	4,540,465
Terna Rete Elettrica Nazionale SpA	659,571	4,617,787
UniCredit SpA(a)	481,272	4,988,794

		99,995,376

Japan — 24.9%
Advantest Corp.	57,200	4,697,766
Aeon Co. Ltd.	245,600	7,383,676
Ajinomoto Co. Inc.	218,000	4,335,855
Alfresa Holdings Corp.	227,600	4,387,933
Asahi Group Holdings Ltd.	170,700	7,389,416
Asahi Kasei Corp.	652,700	7,020,783
Astellas Pharma Inc.	677,100	10,638,872
Azbil Corp.	103,400	4,391,637
Bridgestone Corp.	173,700	6,783,984
Canon Inc.	260,600	5,607,523
Capcom Co. Ltd.	71,200	4,330,543
Central Japan Railway Co.	34,800	5,686,766
Chugai Pharmaceutical Co. Ltd.	227,700	10,179,605
Dai Nippon Printing Co. Ltd.	250,900	4,507,439
Daifuku Co. Ltd.	43,600	4,166,022
Dai-ichi Life Holdings Inc.	348,300	6,110,125
Daiichi Sankyo Co. Ltd.	505,300	14,275,887
Daikin Industries Ltd.	76,800	14,936,137
Daiwa House Industry Co. Ltd.	192,800	5,434,376
Denso Corp.	154,300	9,251,628
East Japan Railway Co.	124,300	9,166,746
Eisai Co. Ltd.	101,500	6,972,766
ENEOS Holdings Inc.	1,775,700	7,795,146
FANUC Corp.	50,800	12,559,339
Fast Retailing Co. Ltd.	18,800	18,528,252
FUJIFILM Holdings Corp.	121,700	6,933,724
Fujitsu Ltd.	74,800	10,784,006
Hankyu Hanshin Holdings Inc.	152,000	5,043,364
Hitachi Ltd.	234,800	10,746,056
Honda Motor Co. Ltd.	470,300	12,852,247
Hoya Corp.	107,400	12,197,672
Ibiden Co. Ltd.	99,300	4,035,752
Idemitsu Kosan Co. Ltd.	181,700	4,748,008
Inpex Corp.	896,800	6,599,317

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	436,400	$4,563,071
ITOCHU Corp.	668,500	19,878,055
Japan Exchange Group Inc.	206,400	4,443,199
Japan Post Holdings Co. Ltd.	562,600	4,808,556
Japan Retail Fund Investment Corp.	4,466	4,414,021
JFE Holdings Inc.(a)	460,000	4,827,107
Kansai Paint Co. Ltd.	161,900	4,227,575
Kao Corp.	170,900	11,459,636
KDDI Corp.	592,800	18,305,913
Keio Corp.	57,500	4,290,642
Keyence Corp.	50,300	23,870,546
Kikkoman Corp.	66,000	4,354,984
Kintetsu Group Holdings Co. Ltd.	104,100	4,348,085
Kirin Holdings Co. Ltd.	297,900	5,839,724
Komatsu Ltd.	376,500	11,273,090
Kubota Corp.	350,300	7,915,780
Kyocera Corp.	102,300	6,585,070
Kyowa Kirin Co. Ltd.	157,300	4,382,076
Kyushu Railway Co.	192,400	5,005,940
M3 Inc.	108,600	8,587,901
Marubeni Corp.	661,800	4,917,844
Mazda Motor Corp.	527,800	4,156,413
Mitsubishi Chemical Holdings Corp.	654,900	4,547,541
Mitsubishi Corp.	346,200	9,758,200
Mitsubishi Electric Corp.	467,400	6,881,142
Mitsubishi Estate Co. Ltd.	356,300	6,146,794
Mitsubishi Heavy Industries Ltd.	161,200	4,642,027
Mitsubishi UFJ Financial Group Inc.	2,893,400	15,154,094
Mitsui Fudosan Co. Ltd.	311,000	7,005,819
Miura Co. Ltd.	82,100	4,246,020
Mizuho Financial Group Inc.	763,800	11,176,687
MS&AD Insurance Group Holdings Inc.	263,900	7,431,012
Murata Manufacturing Co. Ltd.	185,200	15,785,632
Nabtesco Corp.	88,700	3,763,131
NEC Corp.	89,100	4,850,573
Nexon Co. Ltd.	142,200	4,484,625
NGK Spark Plug Co. Ltd.	261,000	4,414,511
Nidec Corp.	123,800	15,710,306
Nintendo Co. Ltd.	32,508	19,756,833
Nippon Building Fund Inc.	771	4,711,104
Nippon Express Co. Ltd.	64,100	4,765,084
Nippon Paint Holdings Co. Ltd.	55,000	4,088,605
Nippon Steel Corp.(a)	332,100	4,886,116
Nippon Telegraph & Telephone Corp.	379,800	9,831,879
Nippon Yusen KK	180,500	5,175,779
Nitto Denko Corp.	62,500	5,332,504
Nomura Holdings Inc.	1,224,300	7,110,915
Nomura Research Institute Ltd.	162,000	5,033,039
Obayashi Corp.	520,400	4,459,595
Odakyu Electric Railway Co. Ltd.	146,100	4,271,649
Olympus Corp.	262,000	5,483,950
Omron Corp.	113,400	9,132,457
Ono Pharmaceutical Co. Ltd.	160,000	4,301,108
Oriental Land Co. Ltd.	60,700	10,164,145
ORIX Corp.	443,400	7,497,514
Osaka Gas Co. Ltd.	255,400	4,569,105
Otsuka Holdings Co. Ltd.	111,300	4,412,720
Panasonic Corp.	787,700	10,095,779
Recruit Holdings Co. Ltd.	388,200	19,242,390
Resona Holdings Inc.	1,660,600	6,666,403

Security	Shares	Value

Japan (continued)
Rohm Co. Ltd.	43,700	$4,294,528
Secom Co. Ltd.	90,700	7,854,310
Sekisui Chemical Co. Ltd.	292,800	5,207,959
Sekisui House Ltd.	362,800	6,800,372
Seven & i Holdings Co. Ltd.	202,500	7,673,104
SG Holdings Co. Ltd.	188,300	4,326,623
Shimadzu Corp.	113,600	4,083,799
Shimano Inc.	19,600	4,380,289
Shimizu Corp.	603,000	4,556,176
Shin-Etsu Chemical Co. Ltd.	86,700	14,119,063
Shionogi & Co. Ltd.	119,300	6,061,300
Shiseido Co. Ltd.	106,200	7,887,747
SMC Corp.	7,800	4,605,031
Softbank Corp.	847,300	11,460,102
SoftBank Group Corp.	440,400	40,902,553
Sohgo Security Services Co. Ltd.	93,400	4,207,997
Sompo Holdings Inc.	157,500	6,031,537
Sony Corp.	397,000	41,436,456
Stanley Electric Co. Ltd.	141,200	4,181,397
Sumitomo Chemical Co. Ltd.	1,502,200	7,261,432
Sumitomo Corp.	333,400	4,820,750
Sumitomo Metal Mining Co. Ltd.	149,800	7,229,882
Sumitomo Mitsui Financial Group Inc.	347,100	12,191,179
Sumitomo Mitsui Trust Holdings Inc.	227,100	7,464,841
Suzuki Motor Corp.	97,400	4,204,455
Sysmex Corp.	66,800	6,950,235
Taisei Corp.	118,100	4,162,432
Takeda Pharmaceutical Co. Ltd.	507,594	17,065,907
TDK Corp.	41,500	5,936,362
Teijin Ltd.	263,200	4,520,894
Terumo Corp.	208,800	7,743,278
Tokio Marine Holdings Inc.	182,100	8,978,518
Tokyo Century Corp.	63,100	4,110,325
Tokyo Electron Ltd.	51,700	21,133,236
Tokyo Gas Co. Ltd.	220,400	4,555,292
Tokyu Corp.	374,500	5,146,123
Toray Industries Inc.	782,300	5,114,982
Toshiba Corp.	135,000	4,251,220
TOTO Ltd.	70,100	4,217,580
Toyota Motor Corp.	601,400	44,441,733
Unicharm Corp.	104,600	4,139,230
West Japan Railway Co.	95,400	5,832,885
Yamaha Corp.	81,600	4,541,843
Yamaha Motor Co. Ltd.	205,000	4,462,127
Yaskawa Electric Corp.	92,800	4,633,903
Yokogawa Electric Corp.	225,400	4,265,125

		1,139,366,495

Netherlands — 4.6%
Adyen NV(a)(b)	4,214	9,800,250
Aegon NV	1,012,930	4,863,880
Akzo Nobel NV	82,502	8,568,057
ArcelorMittal SA(a)	197,676	4,644,741
Argenx SE(a)	12,920	4,353,405
ASM International NV	15,462	4,196,474
ASML Holding NV	131,116	74,059,797
Heineken NV	94,379	9,359,325
ING Groep NV	1,153,382	12,654,374
Just Eat Takeaway.com NV(a)(b)	44,050	4,271,015
Koninklijke Ahold Delhaize NV	261,088	6,921,284
Koninklijke DSM NV	54,788	9,080,803

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke KPN NV	1,389,066	$4,565,819
Koninklijke Philips NV(a)	101,963	5,563,751
Koninklijke Vopak NV	87,719	4,206,761
NN Group NV	107,747	4,995,922
Prosus NV	143,295	17,055,719
QIAGEN NV(a)	85,321	4,246,068
Stellantis NV(a)	298,915	4,870,536
Stellantis NV	110,287	1,798,361
Wolters Kluwer NV	117,188	9,342,506

		209,418,848

New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	207,816	4,419,762
Meridian Energy Ltd.	1,069,234	4,431,407
Ryman Healthcare Ltd.	424,136	4,517,902
Xero Ltd.(a)	49,009	4,493,562

		17,862,633

Norway — 0.9%
DNB ASA	242,657	4,751,986
Equinor ASA	728,940	13,817,865
Mowi ASA	211,234	5,136,136
Norsk Hydro ASA	956,656	5,332,035
Orkla ASA	619,782	5,747,305
Telenor ASA	376,282	6,123,539

		40,908,866

Portugal — 0.2%
Galp Energia SGPS SA	720,163	8,115,458

Russia — 0.1%
Evraz PLC	591,088	4,718,748

Singapore — 1.1%
CapitaLand Ltd.	2,447,300	5,852,759
City Developments Ltd.	915,500	5,067,369
DBS Group Holdings Ltd.	624,800	12,517,614
Keppel Corp. Ltd.	1,444,400	5,518,201
Oversea-Chinese Banking Corp. Ltd.	1,540,100	12,728,961
Singapore Exchange Ltd.	258,700	1,943,606
Singapore Telecommunications Ltd.	4,313,400	7,623,141

		51,251,651

Spain — 2.5%
Amadeus IT Group SA(a)	135,139	9,431,823
Banco Bilbao Vizcaya Argentaria SA	2,283,298	12,757,062
Banco Santander SA(a)	3,809,060	13,396,408
CaixaBank SA	1,695,048	4,952,280
Cellnex Telecom SA(b)	86,031	4,704,320
Iberdrola SA	1,997,438	25,275,310
Industria de Diseno Textil SA	442,302	14,661,814
Naturgy Energy Group SA	212,766	5,348,469
Red Electrica Corp. SA	174,858	2,942,744
Repsol SA	812,952	10,277,117
Siemens Gamesa Renewable Energy SA	108,116	4,041,921
Telefonica SA	1,069,448	4,577,086

		112,366,354

Sweden — 3.4%
Alfa Laval AB(a)	155,522	4,837,787
Assa Abloy AB, Class B	273,439	6,891,232
Atlas Copco AB, Class A	174,059	9,989,624
Atlas Copco AB, Class B	141,080	6,875,889
Boliden AB	254,396	10,130,292

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class B	341,115	$6,749,124
Essity AB, Class B	304,612	9,203,524
Evolution Gaming Group AB(b)	47,415	5,935,271
Hennes & Mauritz AB, Class B(a)	290,886	6,891,146
Hexagon AB, Class B	53,395	4,472,414
ICA Gruppen AB	95,575	4,561,376
Investor AB, Class B	92,309	6,865,950
Kinnevik AB, Class B	89,929	4,200,919
Nibe Industrier AB, Class B	131,885	4,165,318
Sandvik AB(a)	359,437	9,700,404
Skandinaviska Enskilda Banken AB, Class A(a)	400,651	4,635,095
SKF AB, Class B	172,635	4,728,910
Svenska Cellulosa AB SCA, Class B(a)	268,956	4,650,642
Svenska Handelsbanken AB, Class A(a)	452,065	4,790,756
Swedbank AB, Class A	261,048	4,599,984
Tele2 AB, Class B	364,477	4,623,162
Telefonaktiebolaget LM Ericsson, Class B	873,296	10,957,655
Telia Co. AB	1,445,107	5,868,097
Volvo AB, Class B(a)	353,377	9,099,349

		155,423,920

Switzerland — 9.3%
ABB Ltd., Registered	535,710	15,456,473
Adecco Group AG, Registered	73,899	4,659,400
Alcon Inc.(a)	162,798	11,246,423
Barry Callebaut AG, Registered	2,111	4,589,029
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	513	4,320,805
Coca-Cola HBC AG	143,615	4,493,641
Credit Suisse Group AG, Registered	688,893	9,987,541
Geberit AG, Registered	11,039	6,538,288
Givaudan SA, Registered	3,519	13,321,123
Julius Baer Group Ltd.	78,089	4,813,174
Kuehne + Nagel International AG, Registered	34,182	8,144,325
LafargeHolcim Ltd., Registered	85,449	4,734,477
Logitech International SA, Registered	52,547	5,631,404
Lonza Group AG, Registered	28,996	18,378,333
Nestle SA, Registered	855,779	89,803,386
Novartis AG, Registered	633,201	54,689,038
Partners Group Holding AG	4,261	5,132,686
Roche Holding AG, Bearer	25,348	8,506,266
Roche Holding AG, NVS	191,111	62,897,959
SGS SA, Registered	3,309	9,485,093
Sika AG, Registered	33,536	8,897,987
Sonova Holding AG, Registered(a)	22,124	5,689,238
Straumann Holding AG, Registered	3,730	4,528,079
Swiss Re AG	110,776	10,454,768
Swisscom AG, Registered	20,045	10,107,746
UBS Group AG, Registered	1,062,915	16,554,845
Vifor Pharma AG	33,980	4,245,154
Zurich Insurance Group AG	44,423	18,229,476

		425,536,157

United Kingdom — 14.0%
3i Group PLC	370,776	5,738,491
Antofagasta PLC	369,644	9,211,953
Ashtead Group PLC	150,322	8,154,414
Associated British Foods PLC(a)	162,266	5,372,145
AstraZeneca PLC	397,277	38,574,843
Aviva PLC	1,251,331	6,331,393
BAE Systems PLC	1,159,952	7,847,551

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barclays PLC	4,485,922	$10,009,747
Barratt Developments PLC(a)	517,785	4,809,696
Berkeley Group Holdings PLC	80,666	4,570,941
BP PLC	9,820,265	40,056,460
British Land Co. PLC (The)	722,746	4,947,270
BT Group PLC(a)	3,004,147	5,189,224
Bunzl PLC	144,384	4,515,684
Burberry Group PLC(a)	197,674	5,017,464
Coca-Cola European Partners PLC	100,398	5,115,278
Compass Group PLC(a)	498,249	10,135,564
Croda International PLC	75,076	6,474,168
DCC PLC	56,651	4,570,060
Diageo PLC	823,023	32,362,569
Entain PLC(a)	251,717	4,972,711
Experian PLC	239,569	7,613,223
Ferguson PLC	89,306	10,528,093
GlaxoSmithKline PLC	1,602,481	26,679,041
Glencore PLC(a)	3,221,490	13,093,034
HSBC Holdings PLC(a)	5,565,037	33,160,418
Informa PLC(a)	656,363	5,054,480
InterContinental Hotels Group PLC(a)	66,060	4,619,774
Intertek Group PLC	58,424	4,374,922
J Sainsbury PLC	1,474,171	4,662,072
Johnson Matthey PLC	113,113	4,831,280
Kingfisher PLC(a)	1,228,659	4,559,012
Legal & General Group PLC	1,995,879	7,235,611
Lloyds Banking Group PLC(a)	23,154,100	12,624,989
London Stock Exchange Group PLC	87,752	11,799,953
Mondi PLC	264,142	6,368,529
National Grid PLC	1,319,034	14,871,165
Natwest Group PLC(a)	1,933,231	4,978,653
Next PLC(a)	46,786	4,945,113
Ocado Group PLC(a)	135,960	4,181,887
Prudential PLC	703,976	13,862,871
Reckitt Benckiser Group PLC	199,250	16,714,295
RELX PLC	706,338	16,713,975
Rentokil Initial PLC(a)	652,010	4,254,324
Rio Tinto PLC	382,033	33,046,045
Rolls-Royce Holdings PLC(a)	3,394,243	5,110,897
RSA Insurance Group PLC	503,336	4,752,888
Sage Group PLC (The)	566,977	4,427,972
Schroders PLC	97,022	4,751,698
Segro PLC	658,444	8,375,356
Smith & Nephew PLC	245,478	4,755,078
Smiths Group PLC	225,180	4,609,028
Spirax-Sarco Engineering PLC	28,497	4,267,044
SSE PLC	428,203	7,929,397
St. James’s Place PLC	279,841	4,593,227
Standard Chartered PLC(a)	869,856	5,619,813

Security	Shares	Value

United Kingdom (continued)
Standard Life Aberdeen PLC	1,055,314	$4,585,653
Taylor Wimpey PLC(a)	2,046,608	4,509,510
Tesco PLC	2,250,598	7,073,473
Unilever PLC	722,848	37,726,235
United Utilities Group PLC	373,105	4,481,917
Vodafone Group PLC	7,707,559	13,148,808
Whitbread PLC(a)	99,138	4,705,637
Wm Morrison Supermarkets PLC	1,969,141	4,703,599
WPP PLC	431,674	5,152,886

		640,030,501

Total Common Stocks — 99.3% (Cost: $3,829,025,000)		4,544,814,574

Preferred Stocks

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	45,463	4,501,828
Sartorius AG, Preference Shares, NVS	10,712	5,531,147

		10,032,975

Total Preferred Stocks — 0.2% (Cost: $6,883,248)		10,032,975

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	7,161,166	7,165,462
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	790,000	790,000

		7,955,462

Total Short-Term Investments — 0.2% (Cost: $7,955,462)		7,955,462

Total Investments in Securities — 99.7% (Cost: $3,843,863,710)		4,562,803,011

Other Assets, Less Liabilities — 0.3%		12,688,800

Net Assets — 100.0%		$4,575,491,811

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$18,348,810	$—		$(11,175,485	)(a)	$(8,723)	$860	$7,165,462	7,161,166	$75,674	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	360,000	(a)	—		—	—	790,000	790,000	394		—

						$(8,723)	$860	$7,955,462		$76,068		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	16	03/18/21	$2,053	$(8,993)
Euro STOXX 50 Index	185	03/19/21	8,145	7,765
FTSE 100 Index	45	03/19/21	4,051	(69,411)
TOPIX Index	36	03/11/21	6,337	9,483

				$(6 1,156)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$17,248

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$78,404

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,781,934

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(137,000)

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,600,622

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,544,814,574	$—	$—	$4,544,814,574
Preferred Stocks	10,032,975	—	—	10,032,975
Money Market Funds	7,955,462	—	—	7,955,462

	$4,562,803,011	$—	$—	$4,562,803,011

Derivative financial instruments(a)
Assets
Futures Contracts	$17,248	$—	$—	$17,248
Liabilities
Futures Contracts	(78,404)	—	—	(78,404)

	$(61,156)	$—	$—	$(61,156)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Howmet Aerospace Inc.	514,439	$14,460,880
Huntington Ingalls Industries Inc.	90,763	15,966,119
L3Harris Technologies Inc.	196,582	35,760,232
Raytheon Technologies Corp.	920,550	66,270,395
Teledyne Technologies Inc.(a)	42,997	15,951,887
Textron Inc.	284,594	14,326,462
TransDigm Group Inc.(a)	29,391	16,948,908

		179,684,883

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	184,063	16,722,124
Expeditors International of Washington Inc.	409,514	37,609,766
FedEx Corp.	91,511	23,289,549
United Parcel Service Inc., Class B	263,282	41,553,798

		119,175,237

Auto Components — 0.3%
Aptiv PLC	202,458	30,336,307
BorgWarner Inc.	333,477	15,006,465

		45,342,772

Automobiles — 1.6%
General Motors Co.	277,662	14,252,390
Tesla Inc.(a)	313,786	211,962,443

		226,214,833

Banks — 3.8%
Bank of America Corp.	2,992,852	103,881,893
Citigroup Inc.	1,170,747	77,128,812
Huntington Bancshares Inc./OH	1,780,872	27,318,577
JPMorgan Chase & Co.	1,273,032	187,352,119
KeyCorp.	737,747	14,858,225
PNC Financial Services Group Inc. (The)	177,713	29,919,761
Regions Financial Corp.	1,408,714	29,061,770
SVB Financial Group(a)	31,089	15,711,137
Truist Financial Corp.	718,864	40,946,493
U.S. Bancorp.	338,472	16,923,600

		543,102,387

Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	213,504	15,282,616
Coca-Cola Co. (The)	2,118,795	103,799,767
Keurig Dr Pepper Inc.	604,942	18,462,830
Molson Coors Beverage Co., Class B	385,733	17,145,832
PepsiCo Inc.	794,515	102,643,393

		257,334,438

Biotechnology — 2.2%
AbbVie Inc.	745,378	80,307,026
Amgen Inc.	307,543	69,172,572
Biogen Inc.(a)	70,772	19,312,263
BioMarin Pharmaceutical Inc.(a)	171,881	13,308,746
Exact Sciences Corp.(a)	94,630	12,881,036
Gilead Sciences Inc.	758,691	46,583,627
Moderna Inc.(a)	99,177	15,353,591
Regeneron Pharmaceuticals Inc.(a)	36,606	16,493,565
Vertex Pharmaceuticals Inc.(a)	190,486	40,487,799

		313,900,225

Building Products — 1.1%
Allegion PLC	132,959	14,463,280
Carrier Global Corp.	390,271	14,256,600
Fortune Brands Home & Security Inc.	169,766	14,114,345
Johnson Controls International PLC	837,801	46,740,918

Security	Shares	Value

Building Products (continued)
Masco Corp.	272,996	$14,528,847
Owens Corning	173,422	14,050,650
Trane Technologies PLC	212,053	32,495,002

		150,649,642

Capital Markets — 3.2%
Ameriprise Financial Inc.	66,307	14,669,761
Bank of New York Mellon Corp. (The)	680,095	28,672,805
BlackRock Inc.(b)	98,265	68,245,042
Charles Schwab Corp. (The)	553,278	34,148,318
CME Group Inc.	139,574	27,872,928
FactSet Research Systems Inc.	47,193	14,342,425
Goldman Sachs Group Inc. (The)	103,534	33,077,042
Intercontinental Exchange Inc.	129,871	14,326,070
Invesco Ltd.	639,216	14,331,223
Moody’s Corp.	98,340	27,032,683
Morgan Stanley	859,038	66,034,251
Northern Trust Corp.	237,872	22,628,763
S&P Global Inc.	115,834	38,151,086
State Street Corp.	307,387	22,368,552
T Rowe Price Group Inc.	152,367	24,704,785

		450,605,734

Chemicals — 2.0%
Air Products & Chemicals Inc.	55,997	14,313,953
Axalta Coating Systems Ltd.(a)	578,152	15,806,676
Corteva Inc.	322,432	14,557,805
Dow Inc.	248,506	14,738,891
DuPont de Nemours Inc.	282,825	19,888,254
Ecolab Inc.	209,730	43,909,073
International Flavors & Fragrances Inc.	138,413	18,756,346
Linde PLC	258,504	63,144,772
LyondellBasell Industries NV, Class A	148,993	15,359,688
Mosaic Co. (The)	476,338	14,004,337
PPG Industries Inc.	171,055	23,061,635
Sherwin-Williams Co. (The)	28,527	19,408,059

		276,949,489

Commercial Services & Supplies — 0.2%
Copart Inc.(a)	123,248	13,453,752
Waste Management Inc.	129,660	14,377,997

		27,831,749

Communications Equipment — 0.8%
Cisco Systems Inc.	2,233,416	100,213,376
Motorola Solutions Inc.	109,091	19,143,289

		119,356,665

Consumer Finance — 0.7%
Ally Financial Inc.	390,363	16,200,064
American Express Co.	508,313	68,754,416
Discover Financial Services	152,238	14,321,029

		99,275,509

Containers & Packaging — 0.3%
Amcor PLC	1,704,861	18,651,179
Ball Corp.	161,904	13,824,983
International Paper Co.	296,802	14,736,219

		47,212,381

Distributors — 0.2%
LKQ Corp.(a)	389,742	15,351,937
Pool Corp.	43,806	14,664,935

		30,016,872

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B(a)	471,746	$113,459,630
Voya Financial Inc.	263,677	15,894,450

		129,354,080

Diversified Telecommunication Services — 1.2%
AT&T Inc.	2,455,811	68,492,569
Verizon Communications Inc.	1,715,441	94,863,887

		163,356,456

Electric Utilities — 1.4%
Edison International	256,223	13,833,480
Eversource Energy	506,731	40,274,980
Exelon Corp.	907,308	35,022,089
NextEra Energy Inc.	1,439,536	105,777,105

		194,907,654

Electrical Equipment — 0.3%
Emerson Electric Co.	171,623	14,742,416
Plug Power Inc.(a)	247,454	11,971,824
Rockwell Automation Inc.	61,270	14,905,766

		41,620,006

Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	161,325	13,323,832
Corning Inc.	474,382	18,140,368
Keysight Technologies Inc.(a)	153,817	21,768,182
TE Connectivity Ltd.	202,820	26,372,685
Trimble Inc.(a)	282,217	20,923,568
Zebra Technologies Corp., Class A(a)	35,615	17,787,199

		118,315,834

Energy Equipment & Services — 0.3%
Baker Hughes Co.	628,505	15,385,803
Schlumberger Ltd.	1,163,242	32,466,084

		47,851,887

Entertainment — 2.1%
Activision Blizzard Inc.	260,648	24,920,555
Electronic Arts Inc.	105,813	14,175,768
Netflix Inc.(a)	174,478	94,017,470
Roku Inc.(a)	44,727	17,688,634
Walt Disney Co. (The)(a)	779,591	147,373,883

		298,176,310

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	251,249	54,302,446
Boston Properties Inc.	157,464	15,609,406
Crown Castle International Corp.	170,916	26,620,167
Digital Realty Trust Inc.	106,412	14,336,889
Equinix Inc.	62,863	40,756,598
Equity Residential	359,852	23,537,919
Healthpeak Properties Inc.	860,014	25,017,807
Host Hotels & Resorts Inc.	935,280	15,516,295
Prologis Inc.	412,385	40,854,982
Regency Centers Corp.	279,532	15,312,763
SBA Communications Corp.	56,260	14,353,614
Simon Property Group Inc.	137,648	15,543,212
UDR Inc.	414,140	17,050,144
Ventas Inc.	290,080	15,345,232
Welltower Inc.	266,918	18,123,732
Weyerhaeuser Co.	501,004	16,969,006

		369,250,212

Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	126,493	41,869,183
Kroger Co. (The)	692,582	22,308,066

Security	Shares	Value

Food & Staples Retailing (continued)
Sysco Corp.	228,175	$18,169,575
Walgreens Boots Alliance Inc.	414,644	19,873,887

		102,220,711

Food Products — 1.6%
Archer-Daniels-Midland Co.	484,731	27,426,080
Bunge Ltd.	232,624	17,814,346
Campbell Soup Co.	316,627	14,400,196
Conagra Brands Inc.	430,672	14,612,701
General Mills Inc.	426,487	23,461,050
Hormel Foods Corp.	310,169	14,382,537
JM Smucker Co. (The)	129,075	14,456,400
Kellogg Co.	587,557	33,907,914
Lamb Weston Holdings Inc.	190,299	15,180,151
McCormick & Co. Inc./MD, NVS	196,661	16,574,589
Mondelez International Inc., Class A	529,335	28,139,449

		220,355,413

Gas Utilities — 0.1%
UGI Corp.	413,253	15,831,722

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	604,973	72,463,666
Align Technology Inc.(a)	30,214	17,134,661
Baxter International Inc.	187,661	14,579,383
Becton Dickinson and Co.	136,017	32,800,500
Danaher Corp.	175,803	38,618,645
DexCom Inc.(a)(c)	55,817	22,202,886
Edwards Lifesciences Corp.(a)	412,011	34,238,114
Hologic Inc.(a)	223,330	16,099,860
IDEXX Laboratories Inc.(a)	61,911	32,204,245
Insulet Corp.(a)	52,085	13,495,223
Intuitive Surgical Inc.(a)	34,086	25,114,565
Medtronic PLC	331,068	38,725,024
ResMed Inc.	101,919	19,647,945
STERIS PLC	80,004	13,984,699
Stryker Corp.	58,651	14,234,011
West Pharmaceutical Services Inc.	125,635	35,259,463

		440,802,890

Health Care Providers & Services — 2.5%
Anthem Inc.	95,459	28,942,214
Cardinal Health Inc.	282,123	14,534,977
Centene Corp.(a)	250,898	14,687,569
Cigna Corp.	227,615	47,776,389
CVS Health Corp.	497,181	33,872,942
DaVita Inc.(a)	140,137	14,312,192
HCA Healthcare Inc.	153,283	26,369,274
Humana Inc.	56,973	21,629,799
Laboratory Corp. of America Holdings(a)	61,766	14,818,281
Quest Diagnostics Inc.	140,728	16,266,750
UnitedHealth Group Inc.	342,146	113,667,744

		346,878,131

Health Care Technology — 0.2%
Cerner Corp.	284,271	19,654,497
Teladoc Health Inc.(a)	67,915	15,015,327

		34,669,824

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill Inc.(a)	10,444	15,060,248
Darden Restaurants Inc.	113,237	15,550,837
Hilton Worldwide Holdings Inc.	204,239	25,260,279
Marriott International Inc./MD, Class A	127,753	18,916,387

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	238,892	$49,245,197
MGM Resorts International	454,296	17,167,846
Royal Caribbean Cruises Ltd.	196,762	18,351,992
Starbucks Corp.	474,012	51,207,516
Vail Resorts Inc.	48,583	15,020,892

		225,781,194

Household Durables — 0.1%
Newell Brands Inc.	613,690	14,219,197

Household Products — 1.6%
Clorox Co. (The)	124,523	22,544,889
Colgate-Palmolive Co.	576,926	43,384,835
Kimberly-Clark Corp.	295,935	37,977,338
Procter & Gamble Co. (The)	999,254	123,437,847

		227,344,909

Industrial Conglomerates — 1.5%
3M Co.	406,876	71,227,713
General Electric Co.	3,181,896	39,900,976
Honeywell International Inc.	380,310	76,955,728
Roper Technologies Inc.	64,837	24,483,748

		212,568,165

Insurance — 2.0%
Aflac Inc.	315,066	15,088,512
Allstate Corp. (The)	141,457	15,079,316
American International Group Inc.	367,569	16,154,657
Aon PLC, Class A	64,290	14,639,476
Arthur J Gallagher & Co.	124,071	14,863,706
Chubb Ltd.	214,784	34,919,583
Marsh & McLennan Companies Inc.	431,454	49,712,130
MetLife Inc.	708,747	40,823,827
Progressive Corp. (The)	200,487	17,231,858
Prudential Financial Inc.	321,044	27,840,936
Travelers Companies Inc. (The)	196,105	28,533,277
Willis Towers Watson PLC	64,004	14,121,842

		289,009,120

Interactive Media & Services — 5.8%
Alphabet Inc., Class A(a)	151,811	306,948,179
Alphabet Inc., Class C, NVS(a)	92,565	188,541,946
Facebook Inc., Class A(a)	923,560	237,927,527
Match Group Inc.(a)	88,556	13,535,785
Pinterest Inc., Class A(a)	189,958	15,306,816
Snap Inc., Class A, NVS(a)(c)	357,868	23,497,613
Twitter Inc.(a)	278,924	21,493,883
Zillow Group Inc., Class C, NVS(a)	73,037	11,783,059

		819,034,808

Internet & Direct Marketing Retail — 4.6%
Amazon.com Inc.(a)	174,107	538,500,763
Booking Holdings Inc.(a)	15,225	35,451,565
eBay Inc.	318,806	17,987,035
Etsy Inc.(a)	63,945	14,085,165
MercadoLibre Inc.(a)	19,574	32,064,365
Wayfair Inc., Class A(a)	52,601	15,200,637

		653,289,530

IT Services — 5.7%
Accenture PLC, Class A	283,304	71,080,974
Automatic Data Processing Inc.	316,377	55,055,925
Cognizant Technology Solutions Corp., Class A	215,280	15,818,774
Fidelity National Information Services Inc.	230,392	31,794,096
Fiserv Inc.(a)	194,232	22,408,546

Security	Shares	Value

IT Services (continued)
Global Payments Inc.	74,230	$14,696,798
GoDaddy Inc., Class A(a)	171,740	13,931,549
International Business Machines Corp.	571,483	67,966,473
Mastercard Inc., Class A	379,491	134,282,890
MongoDB Inc.(a)	35,765	13,802,786
Okta Inc.(a)	81,608	21,336,412
PayPal Holdings Inc.(a)	472,975	122,902,554
Square Inc., Class A(a)	150,929	34,718,198
Twilio Inc., Class A(a)	64,033	25,157,285
Visa Inc., Class A	702,777	149,262,807
Western Union Co. (The)	610,870	14,184,401

		808,400,468

Leisure Products — 0.2%
Hasbro Inc.	163,281	15,301,062
Peloton Interactive Inc., Class A(a)	100,080	12,056,638

		27,357,700

Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	303,338	37,028,470
Illumina Inc.(a)	68,780	30,222,620
IQVIA Holdings Inc.(a)	76,641	14,775,618
Mettler-Toledo International Inc.(a)	15,673	17,491,852
Thermo Fisher Scientific Inc.	162,442	73,111,895
Waters Corp.(a)	65,472	17,931,471

		190,561,926

Machinery — 1.8%
Caterpillar Inc.	244,056	52,686,809
Cummins Inc.	150,138	38,014,942
Deere & Co.	141,685	49,465,067
Fortive Corp.	232,028	15,272,083
IDEX Corp.	74,002	14,442,970
Illinois Tool Works Inc.	116,154	23,484,016
PACCAR Inc.	150,319	13,677,526
Parker-Hannifin Corp.	52,855	15,167,271
Xylem Inc./NY	390,190	38,847,316

		261,058,000

Media — 1.2%
Cable One Inc.	7,107	13,608,839
Charter Communications Inc., Class A(a)	27,865	17,092,948
Comcast Corp., Class A	1,662,135	87,627,757
Discovery Inc., Class C, NVS(a)	360,493	16,222,185
Omnicom Group Inc.	221,545	15,226,788
ViacomCBS Inc., Class B, NVS	254,950	16,441,726

		166,220,243

Metals & Mining — 0.2%
Newmont Corp.	401,352	21,825,522

Multi-Utilities — 0.7%
Consolidated Edison Inc.	496,056	32,566,077
Public Service Enterprise Group Inc.	589,239	31,718,735
Sempra Energy	250,544	29,058,093

		93,342,905

Multiline Retail — 0.3%
Target Corp.	221,361	40,606,462

Oil, Gas & Consumable Fuels — 2.4%
Cheniere Energy Inc.(a)	212,824	14,342,209
Chevron Corp.	786,667	78,666,700
ConocoPhillips	827,818	43,054,814
Exxon Mobil Corp.	1,573,319	85,541,354

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	321,078	$21,040,241
Kinder Morgan Inc./DE	971,149	14,275,890
Marathon Petroleum Corp.	339,133	18,523,445
Occidental Petroleum Corp.	551,765	14,682,467
ONEOK Inc.	317,733	14,072,395
Phillips 66	201,746	16,755,005
Valero Energy Corp.	218,038	16,784,565

		337,739,085

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	49,367	14,112,051

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	987,165	60,542,829
Catalent Inc.(a)	118,910	13,521,256
Eli Lilly & Co.	368,617	75,525,937
Horizon Therapeutics PLC(a)	167,890	15,262,880
Johnson & Johnson	1,020,016	161,631,735
Merck & Co. Inc.	1,070,925	77,770,574
Pfizer Inc.	1,687,596	56,517,590
Zoetis Inc.	266,748	41,409,960

		502,182,761

Professional Services — 0.6%
IHS Markit Ltd.	388,364	35,014,898
Jacobs Engineering Group Inc.	128,193	14,752,451
Leidos Holdings Inc.	138,756	12,272,968
Robert Half International Inc.	244,757	19,039,647

		81,079,964

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	352,034	26,673,616

Road & Rail — 1.3%
AMERCO	28,827	16,567,453
CSX Corp.	405,525	37,125,814
Kansas City Southern	121,082	25,710,552
Norfolk Southern Corp.	135,549	34,166,481
Uber Technologies Inc.(a)	361,613	18,713,473
Union Pacific Corp.	236,279	48,664,023

		180,947,796

Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	466,125	39,392,224
Analog Devices Inc.	117,024	18,234,680
Applied Materials Inc.	536,736	63,436,828
Broadcom Inc.	105,268	49,462,275
Enphase Energy Inc.(a)	75,449	13,283,551
Intel Corp.	1,802,257	109,541,180
Lam Research Corp.	80,537	45,679,781
Marvell Technology Group Ltd.	315,271	15,221,284
Maxim Integrated Products Inc.	159,174	14,830,242
Micron Technology Inc.(a)	419,406	38,388,231
NVIDIA Corp.	282,168	154,791,721
NXP Semiconductors NV	89,535	16,344,614
ON Semiconductor Corp.(a)	378,797	15,254,155
QUALCOMM Inc.	366,660	49,935,425
Skyworks Solutions Inc.	92,802	16,502,052
Texas Instruments Inc.	538,513	92,769,635
Xilinx Inc.	102,399	13,342,590

		766,410,468

Software — 9.7%
Adobe Inc.(a)	244,884	112,565,828

Security	Shares	Value

Software (continued)
Autodesk Inc.(a)	118,793	$32,786,868
Cadence Design Systems Inc.(a)	229,418	32,368,586
Citrix Systems Inc.	106,808	14,267,413
Cloudflare Inc., Class A(a)	177,893	13,158,745
Coupa Software Inc.(a)(c)	40,838	14,140,566
Crowdstrike Holdings Inc., Class A(a)	60,227	13,009,032
DocuSign Inc.(a)	63,744	14,448,215
HubSpot Inc.(a)	27,672	14,251,080
Intuit Inc.	126,803	49,470,922
Microsoft Corp.	3,108,596	722,375,539
NortonLifeLock Inc.	682,551	13,316,570
Oracle Corp.	539,764	34,820,176
Paycom Software Inc.(a)	37,438	14,010,797
PTC Inc.(a)	99,909	13,681,538
RingCentral Inc., Class A(a)	33,406	12,632,813
salesforce.com Inc.(a)	414,280	89,691,620
ServiceNow Inc.(a)	86,847	46,329,401
Slack Technologies Inc., Class A(a)	329,712	13,495,112
Splunk Inc.(a)	92,331	13,204,256
Trade Desk Inc. (The), Class A(a)	16,800	13,530,552
VMware Inc., Class A(a)(c)	101,962	14,092,168
Workday Inc., Class A(a)	106,972	26,227,395
Zoom Video Communications Inc., Class A(a)	73,015	27,279,134

		1,365,154,326

Specialty Retail — 2.1%
Best Buy Co. Inc.	236,107	23,693,337
CarMax Inc.(a)	119,318	14,259,694
Home Depot Inc. (The)	533,133	137,729,579
Lowe’s Companies Inc.	374,958	59,899,541
Ross Stores Inc.	120,968	14,109,708
TJX Companies Inc. (The)	488,095	32,209,389
Tractor Supply Co.	90,155	14,331,039

		296,232,287

Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.	6,891,362	835,646,556
Hewlett Packard Enterprise Co.	1,748,215	25,454,011
HP Inc.	777,691	22,529,708

		883,630,275

Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica Inc.(a)(c)	62,577	19,504,000
Nike Inc., Class B	549,918	74,117,948
VF Corp.	275,633	21,810,839

		115,432,787

Trading Companies & Distributors — 0.3%
Fastenal Co.	380,587	17,647,819
WW Grainger Inc.	72,345	26,963,705

		44,611,524

Water Utilities — 0.1%
American Water Works Co. Inc.	94,247	13,371,764

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	120,835	14,496,575

Total Common Stocks — 99.7% (Cost: $12,047,527,158)		14,102,939,374

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(b)(d)(e)	23,499,276	$23,513,375
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	42,058,000	42,058,000

		65,571,375

Total Short-Term Investments — 0.5% (Cost: $65,570,293)		65,571,375

Total Investments in Securities — 100.2% (Cost: $12,113,097,451)		14,168,510,749

Other Assets, Less Liabilities — (0.2)%		(28,035,235)

Net Assets — 100.0%		$14,140,475,514

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,563,398	$19,968,596	(a)	$—	$(12,596)	$(6,023)	$23,513,375	23,499,276	$182,958	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,098,000	25,960,000	(a)	—	—	—	42,058,000	42,058,000	6,523		—
BlackRock Inc.	38,648,494	29,781,436		(8,305,783)	2,577,223	5,543,672	68,245,042	98,265	550,558		—

					$2,564,627	$5,537,649	$133,816,417		$740,039		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	160	03/19/21	$30,474	$(199,517)

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$199,517

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,448,055

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,948,728)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,520,052

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,102,939,374	$—	$—	$14,102,939,374
Money Market Funds	65,571,375	—	—	65,571,375

	$14,168,510,749	$—	$—	$14,168,510,749

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(199,517)	$—	$—	$(199,517)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.	8,699	$346,046
Aerovironment Inc.(a)	4,094	450,667
Axon Enterprise Inc.(a)	9,906	1,639,344
BWX Technologies Inc.	22,576	1,309,634
Cubic Corp.	8,833	613,452
Curtiss-Wright Corp.	8,584	948,446
Ducommun Inc.(a)	5,999	326,346
Hexcel Corp.	14,059	755,812
Kratos Defense & Security Solutions Inc.(a)	15,912	437,580
Maxar Technologies Inc.	10,665	510,320
Mercury Systems Inc.(a)	14,242	930,857
Moog Inc., Class A	6,059	470,542
PAE Inc.(a)	39,012	318,728
Spirit AeroSystems Holdings Inc., Class A	10,155	434,939
Vectrus Inc.(a)	6,947	379,306
Virgin Galactic Holdings Inc.(a)	18,999	707,333

		10,579,352

Air Freight & Logistics — 0.2%
Echo Global Logistics Inc.(a)	17,013	473,982
Hub Group Inc., Class A(a)	10,045	578,391

		1,052,373

Airlines — 0.2%
Alaska Air Group Inc.	8,545	555,596
JetBlue Airways Corp.(a)(b)	22,482	414,343

		969,939

Auto Components — 1.1%
Adient PLC(a)	10,448	387,412
American Axle & Manufacturing Holdings Inc.(a)	34,222	334,349
Cooper Tire & Rubber Co.	8,749	500,793
Dana Inc.	25,128	598,298
Dorman Products Inc.(a)	4,206	419,380
Fox Factory Holding Corp.(a)	5,625	715,219
Gentex Corp.	25,717	909,867
Gentherm Inc.(a)	14,817	1,048,895
Goodyear Tire & Rubber Co. (The)	31,235	525,060
LCI Industries	4,019	566,438
Veoneer Inc.(a)(b)	14,591	400,961
Visteon Corp.(a)	4,063	516,692

		6,923,364

Automobiles — 0.4%
Harley-Davidson Inc.	23,499	838,209
Thor Industries Inc.	8,200	959,892
Winnebago Industries Inc.	4,873	339,161
Workhorse Group Inc.(a)	17,564	284,010

		2,421,272

Banks — 7.5%
Amalgamated Bank, Class A	27,798	488,133
Ameris Bancorp	12,211	581,732
BancorpSouth Bank	26,802	805,668
Bank of Hawaii Corp.	11,060	967,750
Bank OZK	31,042	1,279,551
BankUnited Inc.	9,917	398,564
Banner Corp.	8,763	453,748
BOK Financial Corp.	8,152	701,561
Bryn Mawr Bank Corp.	10,970	414,995
Cadence BanCorp.	17,008	349,004
Camden National Corp.	12,193	494,182

Security	Shares	Value

Banks (continued)
Cathay General Bancorp.	10,569	$397,817
CIT Group Inc.	13,364	606,057
Columbia Banking System Inc.	13,123	581,218
Comerica Inc.	33,822	2,303,278
Commerce Bancshares Inc.	18,293	1,354,231
Community Bank System Inc.	4,958	352,960
Community Trust Bancorp. Inc.	10,169	415,505
Cullen/Frost Bankers Inc.	11,485	1,199,034
CVB Financial Corp.	11,127	238,229
East West Bancorp. Inc.	18,362	1,325,002
First Busey Corp.	31,952	731,381
First Financial Bancorp	36,203	812,033
First Financial Bankshares Inc.	9,871	440,839
First Hawaiian Inc.	17,549	489,442
First Horizon Corp.	82,782	1,341,068
First Interstate BancSystem Inc., Class A	14,373	652,822
Fulton Financial Corp.	98,796	1,526,398
Glacier Bancorp. Inc.	15,230	825,466
Great Western Bancorp. Inc.	21,596	579,421
Hancock Whitney Corp.	13,460	508,115
Heartland Financial USA Inc.	8,660	404,768
Heritage Financial Corp./WA	10,090	261,230
Hilltop Holdings Inc.	11,115	367,240
Independent Bank Corp.	5,498	470,134
International Bancshares Corp.	17,349	756,070
Investors Bancorp. Inc.	26,381	351,923
Live Oak Bancshares Inc.	7,231	398,501
National Bank Holdings Corp., Class A	6,900	267,375
OceanFirst Financial Corp.	28,459	618,414
PacWest Bancorp	11,880	430,531
People’s United Financial Inc.	89,095	1,598,364
Pinnacle Financial Partners Inc.	15,907	1,291,171
Popular Inc.	10,541	704,350
Prosperity Bancshares Inc.	9,747	716,112
QCR Holdings Inc.	9,214	381,460
ServisFirst Bancshares Inc.	12,541	621,532
Signature Bank/New York NY	5,123	1,118,556
Simmons First National Corp., Class A	18,649	546,043
South State Corp.	9,904	781,030
Synovus Financial Corp.	20,373	861,982
TCF Financial Corp.	30,933	1,386,417
Texas Capital Bancshares Inc.(a)	8,229	627,050
TriState Capital Holdings Inc.(a)	17,780	408,051
Triumph Bancorp. Inc.(a)	4,876	373,989
Trustmark Corp.	13,776	415,484
UMB Financial Corp.	5,052	426,237
Umpqua Holdings Corp.	54,698	933,695
United Bankshares Inc./WV	12,433	459,399
United Community Banks Inc./GA	9,182	303,557
Univest Financial Corp.	15,935	400,765
Valley National Bancorp	93,245	1,142,251
Webster Financial Corp.	22,943	1,268,977
Western Alliance Bancorp	18,660	1,707,577
Wintrust Financial Corp.	11,929	878,690
Zions Bancorp NA	43,299	2,302,208

		49,596,337

Beverages — 0.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,026	1,055,456

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology — 6.6%
ACADIA Pharmaceuticals Inc.(a)	23,475	$1,149,571
Acceleron Pharma Inc.(a)	8,637	1,176,014
Agios Pharmaceuticals Inc.(a)	11,562	548,501
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alkermes PLC(a)	17,558	334,304
Allakos Inc.(a)	3,995	484,114
Allogene Therapeutics Inc.(a)	10,045	348,662
Amicus Therapeutics Inc.(a)	34,201	419,988
AnaptysBio Inc.(a)	10,583	303,732
Apellis Pharmaceuticals Inc.(a)	7,787	375,100
Arcturus Therapeutics Holdings Inc.(a)(b)	4,975	262,033
Arcus Biosciences Inc.(a)	9,983	352,001
Arena Pharmaceuticals Inc.(a)	9,222	740,988
Arrowhead Pharmaceuticals Inc.(a)	14,688	1,170,046
Atara Biotherapeutics Inc.(a)	18,106	303,819
Beam Therapeutics Inc.(a)	3,195	284,770
BioCryst Pharmaceuticals Inc.(a)	35,425	381,882
Biohaven Pharmaceutical Holding Co. Ltd.(a)	7,108	604,038
Bluebird Bio Inc.(a)	15,566	484,103
Blueprint Medicines Corp.(a)	6,362	624,876
CareDx Inc.(a)	5,668	448,225
ChemoCentryx Inc.(a)	7,659	519,587
Coherus Biosciences Inc.(a)	19,253	312,669
CRISPR Therapeutics AG(a)	7,531	946,571
Deciphera Pharmaceuticals Inc.(a)	7,066	309,349
Denali Therapeutics Inc.(a)(b)	11,661	837,260
Dicerna Pharmaceuticals Inc.(a)	14,285	385,409
Dynavax Technologies Corp.(a)	34,384	300,860
Eagle Pharmaceuticals Inc./DE(a)	9,357	416,386
Editas Medicine Inc.(a)	10,110	443,425
Emergent BioSolutions Inc.(a)	5,992	575,232
Epizyme Inc.(a)	31,399	301,116
Esperion Therapeutics Inc.(a)(b)	11,834	324,133
Exelixis Inc.(a)	39,666	859,166
Fate Therapeutics Inc.(a)	9,724	872,437
FibroGen Inc.(a)(b)	13,988	699,820
Frequency Therapeutics Inc.(a)	6,316	310,810
Global Blood Therapeutics Inc.(a)(b)	10,716	456,502
Halozyme Therapeutics Inc.(a)	18,540	838,935
Heron Therapeutics Inc.(a)	18,366	332,057
ImmunoGen Inc.(a)	39,012	341,355
Inovio Pharmaceuticals Inc.(a)(b)	33,705	374,126
Insmed Inc.(a)	15,740	563,020
Intellia Therapeutics Inc.(a)	8,668	524,067
Invitae Corp.(a)	22,999	922,950
Iovance Biotherapeutics Inc.(a)	15,943	594,674
Karuna Therapeutics Inc.(a)	2,757	344,515
Karyopharm Therapeutics Inc.(a)	22,359	309,001
Kodiak Sciences Inc.(a)	4,382	565,322
Kura Oncology Inc.(a)	11,034	308,952
Ligand Pharmaceuticals Inc.(a)	3,069	454,887
MacroGenics Inc.(a)	16,967	424,345
Madrigal Pharmaceuticals Inc.(a)	2,785	337,514
Mersana Therapeutics Inc.(a)	15,257	277,372
Mirati Therapeutics Inc.(a)	5,332	1,071,305
Myriad Genetics Inc.(a)	11,252	343,073
Natera Inc.(a)	9,457	1,097,863
Novavax Inc.(a)	9,256	2,140,265
OPKO Health Inc.(a)(b)	80,073	360,329
Prothena Corp. PLC(a)	14,682	327,702

Security	Shares	Value

Biotechnology (continued)
PTC Therapeutics Inc.(a)	8,282	$472,902
REGENXBIO Inc.(a)	7,342	300,361
Rhythm Pharmaceuticals Inc.(a)	11,663	302,305
Rocket Pharmaceuticals Inc.(a)	8,047	447,252
Sage Therapeutics Inc.(a)	8,375	711,875
Sangamo Therapeutics Inc.(a)	25,207	289,628
Scholar Rock Holding Corp.(a)	6,447	348,783
Sorrento Therapeutics Inc.(a)(b)	33,008	319,187
SpringWorks Therapeutics Inc.(a)(b)	3,846	330,948
TG Therapeutics Inc.(a)	13,717	600,393
Turning Point Therapeutics Inc.(a)	6,681	787,757
Twist Bioscience Corp.(a)	4,231	582,355
Ultragenyx Pharmaceutical Inc.(a)	10,816	1,530,897
uniQure NV(a)	9,291	340,980
United Therapeutics Corp.(a)	4,985	833,392
Veracyte Inc.(a)	8,967	520,624
Vericel Corp.(a)	6,572	317,296
Xencor Inc.(a)	8,255	406,724
Xenon Pharmaceuticals Inc.(a)	22,923	428,202
Y-mAbs Therapeutics Inc.(a)	7,299	256,706
ZIOPHARM Oncology Inc.(a)	70,817	377,455
Zymeworks Inc.(a)(b)	8,061	292,695

		43,322,922

Building Products — 1.3%
AAON Inc.	8,090	623,739
Advanced Drainage Systems Inc.	11,419	1,256,319
Armstrong World Industries Inc.	9,848	842,792
AZEK Co. Inc. (The)(a)	12,683	559,447
Builders FirstSource Inc.(a)	30,012	1,298,469
Gibraltar Industries Inc.(a)	3,495	305,288
JELD-WEN Holding Inc.(a)	12,488	370,269
Masonite International Corp.(a)	3,235	354,944
Resideo Technologies Inc.(a)	23,976	575,904
Trex Co. Inc.(a)	19,064	1,747,025
UFP Industries Inc.	5,597	341,417

		8,275,613

Capital Markets — 1.8%
Affiliated Managers Group Inc.	10,627	1,487,461
Ares Management Corp., Class A	13,212	686,760
Artisan Partners Asset Management Inc., Class A	9,081	431,347
Cohen & Steers Inc.	5,127	330,076
Cowen Inc., Class A	11,543	390,731
Diamond Hill Investment Group Inc.	2,527	358,455
Evercore Inc., Class A	3,993	478,242
Federated Hermes Inc.	12,203	326,064
Interactive Brokers Group Inc., Class A	9,316	674,385
Janus Henderson Group PLC	48,843	1,427,681
LPL Financial Holdings Inc.	14,245	1,873,787
Morningstar Inc.	4,359	977,506
Open Lending Corp., Class A(a)	11,304	432,265
Stifel Financial Corp.	6,007	366,908
StoneX Group Inc.(a)	5,719	329,929
Victory Capital Holdings Inc., Class A	14,008	332,690
Virtu Financial Inc., Class A	11,657	317,886
Virtus Investment Partners Inc.	1,554	389,899

		11,612,072

Chemicals — 1.5%
Amyris Inc.(a)	23,665	326,577
Avient Corp.	12,986	561,255

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Balchem Corp.	4,613	$550,608
Chemours Co. (The)	24,625	579,426
HB Fuller Co.	14,540	815,258
Ingevity Corp.(a)	4,997	347,192
Innospec Inc.	5,574	559,908
Koppers Holdings Inc.(a)	9,494	317,194
Livent Corp.(a)	16,717	311,270
Minerals Technologies Inc.	11,295	804,543
Orion Engineered Carbons SA	19,778	350,071
Quaker Chemical Corp.	1,191	336,315
Scotts Miracle-Gro Co. (The)	5,304	1,130,548
Sensient Technologies Corp.	4,443	345,887
Stepan Co.	4,114	496,519
Trinseo SA	9,288	601,026
Tronox Holdings PLC, Class A	17,819	326,800
Valvoline Inc.	29,534	737,169
WR Grace & Co.	5,623	333,219

		9,830,785

Commercial Services & Supplies — 1.9%
ABM Industries Inc.	10,813	466,905
ACCO Brands Corp.	38,772	314,053
ADT Inc.	36,289	276,159
Brady Corp., Class A, NVS	10,308	540,242
Brink’s Co. (The)	4,590	352,650
Cimpress PLC(a)	3,273	324,289
Clean Harbors Inc.(a)	6,504	553,816
Covanta Holding Corp.	33,348	468,539
Deluxe Corp.	8,699	343,872
Healthcare Services Group Inc.	15,844	450,762
Herman Miller Inc.	15,409	591,012
HNI Corp.	9,300	330,987
IAA Inc.(a)	23,453	1,375,049
KAR Auction Services Inc.	30,233	420,541
Knoll Inc.	21,505	350,747
Matthews International Corp., Class A	15,887	567,166
Montrose Environmental Group Inc.(a)	8,396	410,397
MSA Safety Inc.	6,297	1,013,754
Pitney Bowes Inc.	36,549	309,936
SP Plus Corp.(a)	10,403	344,859
Steelcase Inc., Class A	33,394	465,512
Tetra Tech Inc.	10,244	1,417,462
UniFirst Corp./MA	2,974	720,570
Viad Corp.	9,144	382,585

		12,791,864

Communications Equipment — 0.9%
ADTRAN Inc.	28,063	472,581
Calix Inc.(a)	9,148	361,438
Ciena Corp.(a)	26,749	1,395,495
CommScope Holding Co. Inc.(a)(b)	34,860	508,607
Harmonic Inc.(a)(b)	45,655	353,598
Infinera Corp.(a)	31,738	311,826
Lumentum Holdings Inc.(a)	12,517	1,126,530
NETGEAR Inc.(a)	7,877	315,080
Plantronics Inc.	7,927	320,964
Ribbon Communications Inc.(a)	30,290	261,706
ViaSat Inc.(a)(b)	7,453	381,146

		5,808,971

Construction & Engineering — 2.0%
AECOM(a)	30,055	1,739,884

Security	Shares	Value

Construction & Engineering (continued)
Aegion Corp.(a)	15,038	$388,732
API Group Corp.(a)(d)	17,469	323,176
Arcosa Inc.	7,920	449,302
Argan Inc.	7,593	379,802
Comfort Systems USA Inc.	11,904	737,334
Dycom Industries Inc.(a)	4,140	317,041
EMCOR Group Inc.	14,487	1,410,599
Fluor Corp.	22,230	381,467
Granite Construction Inc.	13,371	459,695
Great Lakes Dredge & Dock Corp.(a)	25,647	389,578
IES Holdings Inc.(a)	7,406	339,491
MasTec Inc.(a)(b)	8,801	763,487
MYR Group Inc.(a)	6,924	408,170
Primoris Services Corp.	10,516	351,970
Quanta Services Inc.	25,385	2,128,532
Valmont Industries Inc.	3,809	900,943
WillScot Mobile Mini Holdings Corp.(a)	33,477	928,317

		12,797,520

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	22,438	621,757
U.S. Concrete Inc.(a)	7,313	376,327

		998,084

Consumer Finance — 0.5%
Credit Acceptance Corp.(a)	947	343,780
Encore Capital Group Inc.(a)	10,112	337,943
Green Dot Corp., Class A(a)	6,189	292,492
LendingTree Inc.(a)	1,200	322,644
OneMain Holdings Inc.	11,441	536,697
PRA Group Inc.(a)	12,481	460,050
PROG Holdings Inc.	12,484	624,200
SLM Corp.	42,735	674,786

		3,592,592

Containers & Packaging — 0.7%
AptarGroup Inc.	12,382	1,610,527
Berry Global Group Inc.(a)	10,512	582,365
Graphic Packaging Holding Co.	23,138	367,200
Greif Inc., Class A, NVS	8,104	391,423
Myers Industries Inc.	15,906	352,159
O-I Glass Inc.	25,411	296,800
Sonoco Products Co.	21,036	1,253,115

		4,853,589

Diversified Consumer Services — 1.3%
American Public Education Inc.(a)	11,326	333,437
Bright Horizons Family Solutions Inc.(a)	10,813	1,726,404
Chegg Inc.(a)(b)	16,645	1,606,742
frontdoor Inc.(a)(b)	12,551	657,296
Graham Holdings Co., Class B	650	390,540
Grand Canyon Education Inc.(a)	5,887	616,310
H&R Block Inc.	27,787	534,344
Service Corp. International	17,503	835,943
Strategic Education Inc.	3,708	337,131
Terminix Global Holdings Inc.(a)	26,403	1,188,399
WW International Inc.(a)(b)	11,706	345,210

		8,571,756

Diversified Financial Services — 0.1%
Jefferies Financial Group Inc.	11,747	341,133

Diversified Telecommunication Services — 0.4%
Bandwidth Inc., Class A(a)(b)	3,445	545,550

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cincinnati Bell Inc.(a)	12,879	$196,791
Cogent Communications Holdings Inc.	6,755	404,287
Globalstar Inc.(a)	144,326	255,457
Iridium Communications Inc.(a)	14,662	561,701
Liberty Latin America Ltd., Class C, NVS(a)	29,137	319,342
Vonage Holdings Corp.(a)	23,163	306,215

		2,589,343

Electric Utilities — 0.1%
Hawaiian Electric Industries Inc.	26,911	940,809

Electrical Equipment — 1.0%
Acuity Brands Inc.	8,356	1,030,295
Atkore Inc.(a)	7,691	520,296
Bloom Energy Corp., Class A(a)	18,901	539,246
EnerSys	7,865	710,052
FuelCell Energy Inc.(a)	42,232	715,410
Hubbell Inc.	8,800	1,562,088
Regal Beloit Corp.	5,300	724,351
TPI Composites Inc.(a)	4,539	216,329
Vertiv Holdings Co.	33,169	694,227

		6,712,294

Electronic Equipment, Instruments & Components — 3.5%
Avnet Inc.	13,239	504,009
Badger Meter Inc.	14,812	1,608,435
Benchmark Electronics Inc.	15,744	447,129
Coherent Inc.(a)	4,972	1,202,926
CTS Corp.	10,434	335,662
Dolby Laboratories Inc., Class A	13,628	1,330,502
ePlus Inc.(a)	6,741	637,429
Fabrinet(a)	7,420	655,408
FARO Technologies Inc.(a)	6,009	561,601
Flex Ltd.(a)	80,778	1,469,352
FLIR Systems Inc.	22,686	1,211,432
II-VI Inc.(a)	13,159	1,109,304
Insight Enterprises Inc.(a)	8,457	706,921
Itron Inc.(a)	9,592	1,124,566
Jabil Inc.	11,935	515,234
Kimball Electronics Inc.(a)	15,444	362,625
Knowles Corp.(a)	16,449	341,975
Littelfuse Inc.	3,312	861,849
Methode Electronics Inc.	16,017	623,542
MTS Systems Corp.	7,361	429,588
National Instruments Corp.	33,891	1,504,760
Novanta Inc.(a)	7,043	932,000
OSI Systems Inc.(a)	5,911	559,299
PAR Technology Corp.(a)	4,642	403,297
Plexus Corp.(a)	9,798	822,836
Rogers Corp.(a)	3,379	613,221
SYNNEX Corp.	6,122	545,837
Vishay Intertechnology Inc.	17,031	406,530
Vishay Precision Group Inc.(a)	11,968	386,806
Vontier Corp.(a)	24,226	760,696

		22,974,771

Energy Equipment & Services — 0.7%
Archrock Inc.	41,153	424,287
Cactus Inc., Class A	11,324	360,896
ChampionX Corp.(a)	31,719	674,663
Core Laboratories NV(b)	13,084	465,005
Dril-Quip Inc.(a)(b)	9,494	322,416

Security	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne Inc.	12,408	$356,482
NOV Inc.	66,927	1,010,598
Oceaneering International Inc.(a)	34,526	407,407
TechnipFMC PLC	103,049	847,063

		4,868,817

Entertainment — 0.5%
Cinemark Holdings Inc.	21,580	484,471
IMAX Corp.(a)	21,377	441,863
Lions Gate Entertainment Corp., Class A(a)(b)	25,133	364,931
Madison Square Garden Sports Corp.(a)	1,824	350,846
World Wrestling Entertainment Inc., Class A	7,250	358,150
Zynga Inc., Class A(a)	133,280	1,486,072

		3,486,333

Equity Real Estate Investment Trusts (REITs) — 6.9%
Agree Realty Corp.	6,011	388,070
Alexander & Baldwin Inc.	36,542	638,389
American Assets Trust Inc.	11,596	360,404
American Campus Communities Inc.	34,544	1,414,922
American Homes 4 Rent, Class A	30,722	956,683
Americold Realty Trust	25,068	878,383
Apartment Income REIT Corp.	14,075	575,386
Apple Hospitality REIT Inc.	23,424	333,792
Armada Hoffler Properties Inc.	27,359	353,205
Brandywine Realty Trust	70,646	864,001
Brixmor Property Group Inc.	50,409	992,049
Centerspace	4,721	324,002
Colony Capital Inc.	91,785	543,367
Columbia Property Trust Inc.	38,438	542,745
CoreSite Realty Corp.	7,967	969,664
Corporate Office Properties Trust	31,345	814,970
Cousins Properties Inc.	17,767	595,905
CubeSmart	22,136	818,147
CyrusOne Inc.	17,688	1,160,863
DiamondRock Hospitality Co.(a)	41,011	415,031
Douglas Emmett Inc.	43,492	1,424,363
Easterly Government Properties Inc.	27,325	600,603
Empire State Realty Trust Inc., Class A	48,753	536,771
EPR Properties	10,215	461,514
Essential Properties Realty Trust Inc.	22,745	527,684
Federal Realty Investment Trust	12,844	1,299,427
First Industrial Realty Trust Inc.	19,662	839,764
Four Corners Property Trust Inc.	15,338	415,506
Franklin Street Properties Corp.	78,570	389,707
Gaming and Leisure Properties Inc.	26,136	1,160,438
Healthcare Trust of America Inc., Class A	18,338	498,060
Hudson Pacific Properties Inc.	20,647	528,357
Independence Realty Trust Inc.	25,570	359,003
Innovative Industrial Properties Inc.	3,028	590,460
iStar Inc.	21,281	377,099
JBG SMITH Properties	24,082	764,603
Kilroy Realty Corp.	30,089	1,909,448
Kimco Realty Corp.	69,709	1,277,766
Lamar Advertising Co., Class A	8,000	692,720
Life Storage Inc.	15,138	1,270,078
Macerich Co. (The)	32,615	421,386
National Health Investors Inc.	4,889	333,772
National Retail Properties Inc.	15,777	691,664
National Storage Affiliates Trust	8,963	345,524
Outfront Media Inc.	28,133	570,537

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Paramount Group Inc.	37,199	$344,835
Park Hotels & Resorts Inc.	41,460	901,755
Pebblebrook Hotel Trust(b)	18,333	415,426
Physicians Realty Trust	26,968	458,456
Piedmont Office Realty Trust Inc., Class A	34,466	587,990
PotlatchDeltic Corp.	6,692	339,619
QTS Realty Trust Inc., Class A	9,765	606,602
Rayonier Inc.	16,499	538,527
Retail Properties of America Inc., Class A	32,510	342,330
Rexford Industrial Realty Inc.	18,023	860,058
RLJ Lodging Trust	28,669	450,103
Ryman Hospitality Properties Inc.	7,779	601,239
Sabra Health Care REIT Inc.	30,272	521,284
Service Properties Trust	27,198	349,222
SITE Centers Corp.	30,872	411,832
SL Green Realty Corp.	14,181	979,482
Spirit Realty Capital Inc.	9,476	407,657
STAG Industrial Inc.	12,774	403,020
STORE Capital Corp.	32,471	1,085,830
Sunstone Hotel Investors Inc.	37,974	501,637
Uniti Group Inc.	45,301	539,535
Washington REIT	23,988	540,210
Weingarten Realty Investors	13,279	337,154
Xenia Hotels & Resorts Inc.	20,665	412,680

		45,162,715

Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings Inc.(a)(b)	20,291	815,292
Casey’s General Stores Inc.	4,636	936,287
Grocery Outlet Holding Corp.(a)(b)	9,671	348,059
Performance Food Group Co.(a)	20,509	1,112,408
PriceSmart Inc.	6,696	645,829
SpartanNash Co.	18,118	330,291
Sprouts Farmers Market Inc.(a)	21,106	445,548
U.S. Foods Holding Corp.(a)	33,976	1,238,765
United Natural Foods Inc.(a)	13,107	346,680

		6,219,159

Food Products — 1.6%
B&G Foods Inc.	10,708	324,774
Beyond Meat Inc.(a)	3,957	575,664
Cal-Maine Foods Inc.(a)	8,619	328,384
Darling Ingredients Inc.(a)	25,409	1,601,783
Flowers Foods Inc.	34,301	746,047
Fresh Del Monte Produce Inc.	12,955	333,462
Freshpet Inc.(a)	8,105	1,263,407
Hain Celestial Group Inc. (The)(a)	14,356	605,536
Hostess Brands Inc.(a)	22,859	328,941
Ingredion Inc.	21,319	1,922,974
Post Holdings Inc.(a)	8,237	791,246
Sanderson Farms Inc.	2,253	343,583
Simply Good Foods Co. (The)(a)(b)	13,264	386,911
TreeHouse Foods Inc.(a)	10,801	540,266
Vital Farms Inc.(a)	12,459	337,888

		10,430,866

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	3,312	350,178
National Fuel Gas Co.	13,784	626,345
New Jersey Resources Corp.	20,947	823,008
Northwest Natural Holding Co.	7,514	360,597
ONE Gas Inc.	13,986	936,642

Security	Shares	Value

Gas Utilities (continued)
South Jersey Industries Inc.	32,813	$823,934
Southwest Gas Holdings Inc.	11,950	745,082
Spire Inc.	8,692	577,323

		5,243,109

Health Care Equipment & Supplies — 3.4%
Alphatec Holdings Inc.(a)	20,173	323,777
AngioDynamics Inc.(a)	16,442	344,460
Antares Pharma Inc.(a)	76,675	325,869
AtriCure Inc.(a)	8,057	525,880
Atrion Corp.	515	321,824
Avanos Medical Inc.(a)	6,433	295,789
Cantel Medical Corp.	4,381	325,421
Cardiovascular Systems Inc.(a)	12,773	527,525
Cerus Corp.(a)(b)	44,251	271,701
CONMED Corp.	3,906	480,672
CryoPort Inc.(a)	6,128	364,248
Envista Holdings Corp.(a)(b)	23,073	889,233
GenMark Diagnostics Inc.(a)	15,917	311,177
Glaukos Corp.(a)	6,157	582,206
Globus Medical Inc., Class A(a)	10,667	666,688
Haemonetics Corp.(a)	8,132	1,028,698
Heska Corp.(a)	2,448	461,203
Hill-Rom Holdings Inc.	10,345	1,103,501
ICU Medical Inc.(a)	1,932	400,890
Inari Medical Inc.(a)	4,042	422,793
Inogen Inc.(a)	6,754	354,518
Integer Holdings Corp.(a)	4,220	372,162
Integra LifeSciences Holdings Corp.(a)	6,888	470,726
Intersect ENT Inc.(a)	14,161	323,012
iRhythm Technologies Inc.(a)	4,369	702,972
LivaNova PLC(a)	5,962	462,294
Meridian Bioscience Inc.(a)	12,913	272,206
Merit Medical Systems Inc.(a)	9,894	551,294
Natus Medical Inc.(a)	12,947	335,457
Neogen Corp.(a)	3,872	317,194
Nevro Corp.(a)	4,138	683,515
NuVasive Inc.(a)	5,732	345,812
OraSure Technologies Inc.(a)	24,809	262,975
Orthofix Medical Inc.(a)	8,476	394,219
OrthoPediatrics Corp.(a)	6,446	351,049
Penumbra Inc.(a)	5,198	1,478,467
Quidel Corp.(a)(b)	5,662	930,040
Shockwave Medical Inc.(a)	5,566	649,886
SI-BONE Inc.(a)	10,759	337,725
Silk Road Medical Inc.(a)	5,670	310,546
STAAR Surgical Co.(a)	5,593	581,728
Tandem Diabetes Care Inc.(a)	10,012	961,052
Vapotherm Inc.(a)	11,047	268,442
Varex Imaging Corp.(a)	18,055	414,001

		22,104,847

Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)	10,297	489,210
Acadia Healthcare Co. Inc.(a)	10,033	554,223
Accolade Inc.(a)	6,255	277,222
Addus HomeCare Corp.(a)	3,945	424,364
Amedisys Inc.(a)	5,308	1,346,321
AMN Healthcare Services Inc.(a)	10,095	735,623
Brookdale Senior Living Inc.(a)	65,507	381,251
Chemed Corp.	1,714	763,090

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
CorVel Corp.(a)	3,283	$333,224
Covetrus Inc.(a)	16,185	601,434
Encompass Health Corp.	19,646	1,580,324
Ensign Group Inc. (The)	8,241	675,927
Fulgent Genetics Inc.(a)	2,341	237,050
Guardant Health Inc.(a)	9,951	1,464,588
Hanger Inc.(a)	15,775	346,734
HealthEquity Inc.(a)(b)	8,991	740,409
LHC Group Inc.(a)	5,806	1,055,008
Magellan Health Inc.(a)	3,584	334,459
MEDNAX Inc.(a)	14,289	349,080
ModivCare Inc.(a)	3,152	404,275
National Research Corp.	8,464	437,335
Owens & Minor Inc.	13,884	472,195
Patterson Companies Inc.	20,964	651,142
Pennant Group Inc. (The)(a)	6,027	318,105
PetIQ Inc.(a)	9,796	337,668
Premier Inc., Class A	21,341	721,753
R1 RCM Inc.(a)	27,779	767,811
RadNet Inc.(a)	18,181	335,258
Select Medical Holdings Corp.(a)	21,222	671,676
Tenet Healthcare Corp.(a)	10,745	548,210
Tivity Health Inc.(a)	14,187	337,651
U.S. Physical Therapy Inc.	3,357	393,575

		19,086,195

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)	41,686	643,215
Change Healthcare Inc.(a)	21,667	495,524
HMS Holdings Corp.(a)	11,676	429,502
Inspire Medical Systems Inc.(a)	2,857	665,081
NextGen Healthcare Inc.(a)	17,524	327,699
Omnicell Inc.(a)	3,423	434,379
Schrodinger Inc.(a)	4,943	506,558
Simulations Plus Inc.(b)	4,009	287,525
Vocera Communications Inc.(a)	8,346	357,543

		4,147,026

Hotels, Restaurants & Leisure — 3.2%
Accel Entertainment Inc.(a)	31,668	351,198
Boyd Gaming Corp.(a)	12,421	729,113
Brinker International Inc.	7,330	502,765
Caesars Entertainment Inc.(a)	26,832	2,507,182
Cheesecake Factory Inc. (The)	7,519	413,169
Choice Hotels International Inc.	2,992	313,771
Churchill Downs Inc.	4,712	1,086,729
Cracker Barrel Old Country Store Inc.	2,279	352,949
Dave & Buster’s Entertainment Inc.	8,977	364,556
Dine Brands Global Inc.	5,197	411,135
El Pollo Loco Holdings Inc.(a)	17,972	329,427
Everi Holdings Inc.(a)	23,014	347,742
Extended Stay America Inc.	29,844	480,190
Hilton Grand Vacations Inc.(a)	17,132	676,885
Jack in the Box Inc.	3,924	401,621
Marriott Vacations Worldwide Corp.	5,265	893,523
Norwegian Cruise Line Holdings Ltd.(a)(b)	45,583	1,347,433
Papa John’s International Inc.	3,282	296,004
Penn National Gaming Inc.(a)	22,938	2,655,762
Planet Fitness Inc., Class A(a)	13,161	1,133,030
Red Rock Resorts Inc., Class A	11,549	348,433
Scientific Games Corp./DE, Class A(a)	8,980	420,533

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment Inc.(a)(b)	11,012	$546,856
Shake Shack Inc., Class A(a)	5,620	665,858
Six Flags Entertainment Corp.	11,794	526,012
Texas Roadhouse Inc.	5,957	541,372
Travel + Leisure Co.	10,909	659,231
Wendy’s Co. (The)	30,916	631,614
Wingstop Inc.	4,359	593,478
Wyndham Hotels & Resorts Inc.	11,823	771,805

		21,299,376

Household Durables — 1.5%
Cavco Industries Inc.(a)	1,553	327,543
Century Communities Inc.(a)	6,130	339,173
Green Brick Partners Inc.(a)	16,293	321,461
Helen of Troy Ltd.(a)(b)	5,456	1,182,861
iRobot Corp.(a)(b)	5,527	685,956
KB Home	15,207	614,059
La-Z-Boy Inc.	8,677	369,727
Leggett & Platt Inc.	17,307	748,874
LGI Homes Inc.(a)(b)	3,886	424,546
MDC Holdings Inc.	6,521	368,893
Meritage Homes Corp.(a)	5,967	503,078
Skyline Champion Corp.(a)	7,837	346,787
Sonos Inc.(a)	13,866	539,942
Taylor Morrison Home Corp.(a)	19,489	536,142
Tempur Sealy International Inc.	19,701	658,210
Toll Brothers Inc.	12,647	675,603
TopBuild Corp.(a)	4,309	820,477
TRI Pointe Homes Inc.(a)	17,095	324,805
Tupperware Brands Corp.(a)	10,357	316,613

		10,104,750

Household Products — 0.2%
Energizer Holdings Inc.	10,776	450,437
Spectrum Brands Holdings Inc.	5,759	446,610
WD-40 Co.	1,026	319,856

		1,216,903

Independent Power and Renewable Electricity Producers — 0.5%
Clearway Energy Inc., Class C	27,957	767,699
NextEra Energy Partners LP	16,022	1,163,838
Ormat Technologies Inc.	7,672	657,260
Sunnova Energy International Inc.(a)(b)	11,100	497,724

		3,086,521

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	9,914	1,440,008
Raven Industries Inc.	18,583	728,454

		2,168,462

Insurance — 1.7%
American Equity Investment Life Holding Co.	9,753	269,475
Argo Group International Holdings Ltd.	8,192	378,552
Assured Guaranty Ltd.	8,896	393,381
Axis Capital Holdings Ltd.	12,256	619,296
Brighthouse Financial Inc.(a)	10,462	417,329
CNO Financial Group Inc.	22,074	531,100
eHealth Inc.(a)	6,258	371,850
First American Financial Corp.	22,364	1,175,005
Genworth Financial Inc., Class A(a)	90,091	281,084
Goosehead Insurance Inc., Class A	2,301	298,072
Hanover Insurance Group Inc. (The)	8,736	1,007,698
Horace Mann Educators Corp.	8,040	309,862
Kemper Corp.	5,706	431,488

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Kinsale Capital Group Inc.	2,149	$378,353
Lemonade Inc.(a)	4,417	555,614
Palomar Holdings Inc.(a)	3,225	274,544
Primerica Inc.	5,895	832,551
ProAssurance Corp.	13,123	324,794
RLI Corp.	3,418	356,634
Selective Insurance Group Inc.	6,229	422,513
Stewart Information Services Corp.	4,948	233,546
Trupanion Inc.(a)	4,535	438,807
Unum Group	28,282	748,907
White Mountains Insurance Group Ltd.	325	388,394

		11,438,849

Interactive Media & Services — 0.3%
Cargurus Inc.(a)	11,130	288,823
TripAdvisor Inc.(a)	13,846	687,038
Yelp Inc.(a)	9,412	354,927
ZoomInfo Technologies Inc., Class A(a)	13,018	682,404

		2,013,192

Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com Inc., Class A(a)(b)	10,803	305,509
Grubhub Inc.(a)	12,860	823,940
Magnite Inc.(a)(b)	14,593	713,160
Overstock.com Inc.(a)(b)	6,155	413,431
Quotient Technology Inc.(a)	26,746	358,931
Qurate Retail Inc., Series A	32,858	408,096
RealReal Inc. (The)(a)	11,774	300,708
Stamps.com Inc.(a)	2,274	413,709
Stitch Fix Inc., Class A(a)	8,467	646,117

		4,383,601

IT Services — 1.7%
Alliance Data Systems Corp.	6,065	585,273
BigCommerce Holdings Inc., Series 1(a)	4,495	265,700
Concentrix Corp.(a)	6,421	793,058
Conduent Inc.(a)	60,268	324,242
CSG Systems International Inc.	7,173	331,034
DXC Technology Co.	40,615	1,024,310
Euronet Worldwide Inc.(a)	4,327	650,391
EVERTEC Inc.	8,942	347,844
ExlService Holdings Inc.(a)	5,010	423,946
Fastly Inc., Class A(a)(b)	13,561	997,818
LiveRamp Holdings Inc.(a)	6,586	415,972
MAXIMUS Inc.	6,501	528,401
Perficient Inc.(a)	5,552	309,191
Perspecta Inc.	15,606	455,695
Rackspace Technology Inc.(a)	13,376	281,164
Sabre Corp.	51,712	759,649
Sykes Enterprises Inc.(a)	11,893	485,948
TTEC Holdings Inc.	4,264	358,773
Verra Mobility Corp.(a)	23,716	337,953
WEX Inc.(a)	7,201	1,500,328

		11,176,690

Leisure Products — 0.8%
Brunswick Corp./DE	10,054	888,472
Callaway Golf Co.	18,112	506,230
Johnson Outdoors Inc., Class A	3,819	460,877
Malibu Boats Inc., Class A(a)	5,534	412,504
Mattel Inc.(a)	50,494	1,019,979
Polaris Inc.	5,792	682,066

Security	Shares	Value

Leisure Products (continued)
YETI Holdings Inc.(a)	13,746	$945,313

		4,915,441

Life Sciences Tools & Services — 1.8%
Adaptive Biotechnologies Corp.(a)(b)	14,503	820,435
Bio-Techne Corp.	5,118	1,851,129
Bruker Corp.	13,639	831,706
Charles River Laboratories International Inc.(a)	5,089	1,456,167
Luminex Corp.	11,672	379,574
Medpace Holdings Inc.(a)	2,617	425,079
NanoString Technologies Inc.(a)	5,620	392,220
NeoGenomics Inc.(a)	17,122	872,708
Pacific Biosciences of California Inc.(a)	22,616	691,371
Personalis Inc.(a)	8,351	257,461
PRA Health Sciences Inc.(a)	7,885	1,162,328
Quanterix Corp.(a)	3,854	291,941
Repligen Corp.(a)	7,998	1,698,695
Syneos Health Inc.(a)	6,541	505,946

		11,636,760

Machinery — 4.6%
AGCO Corp.	7,093	918,402
Alamo Group Inc.	2,426	370,280
Allison Transmission Holdings Inc.	23,816	903,103
Altra Industrial Motion Corp.	7,654	443,320
Astec Industries Inc.	6,681	453,774
Barnes Group Inc.	11,212	586,948
Chart Industries Inc.(a)	5,552	794,436
Columbus McKinnon Corp./NY	7,148	359,830
Crane Co.	4,168	349,528
Donaldson Co. Inc.	23,815	1,402,942
Douglas Dynamics Inc.	7,272	350,365
Enerpac Tool Group Corp.	14,970	369,759
EnPro Industries Inc.	4,544	365,065
ESCO Technologies Inc.	6,546	691,716
Evoqua Water Technologies Corp.(a)	14,622	358,970
Federal Signal Corp.	12,311	448,244
Flowserve Corp.	23,119	855,403
Franklin Electric Co. Inc.	9,590	719,825
Graco Inc.	21,211	1,470,983
Hillenbrand Inc.	12,344	573,502
Hyster-Yale Materials Handling Inc.	3,368	288,132
ITT Inc.	17,331	1,438,126
John Bean Technologies Corp.	4,470	659,638
Kennametal Inc.	8,714	325,555
Lincoln Electric Holdings Inc.	6,390	754,723
Lindsay Corp.	2,816	451,264
Luxfer Holdings PLC	19,201	367,891
Meritor Inc.(a)	11,139	338,291
Middleby Corp. (The)(a)	8,254	1,208,468
Navistar International Corp.(a)	9,365	412,622
Nikola Corp.(a)	18,733	339,067
Oshkosh Corp.	15,614	1,655,084
Proto Labs Inc.(a)	4,046	589,421
Rexnord Corp.	13,401	602,375
Shyft Group Inc. (The)	10,517	345,904
SPX FLOW Inc.(a)	5,673	349,230
Tennant Co.	5,981	455,752
Terex Corp.	11,320	466,158
Timken Co. (The)	9,250	724,738
Toro Co. (The)	19,380	1,952,923

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
TriMas Corp.(a)	9,700	$325,823
Trinity Industries Inc.	10,324	331,400
Wabash National Corp.	20,184	334,651
Watts Water Technologies Inc., Class A	7,602	867,312
Welbilt Inc.(a)	29,170	466,137
Woodward Inc.	10,133	1,157,391

		29,994,471

Media — 0.8%
Cardlytics Inc.(a)	3,943	522,171
Gray Television Inc.(a)	18,416	334,250
Iheartmedia Inc., Class A(a)	22,839	321,345
John Wiley & Sons Inc., Class A	16,595	874,225
New York Times Co. (The), Class A	23,994	1,227,773
Nexstar Media Group Inc., Class A	6,022	828,326
Scholastic Corp., NVS	12,286	353,837
Sinclair Broadcast Group Inc., Class A	10,378	320,991
TEGNA Inc.	37,017	674,820

		5,457,738

Metals & Mining — 1.2%
Alcoa Corp.(a)	30,304	743,963
Allegheny Technologies Inc.(a)	18,221	358,225
Arconic Corp.(a)	16,838	369,089
Cleveland-Cliffs Inc.	57,759	770,505
Coeur Mining Inc.(a)	36,949	332,910
Commercial Metals Co.	17,254	433,938
Compass Minerals International Inc.	7,975	503,143
Hecla Mining Co.	54,856	358,210
Reliance Steel & Aluminum Co.	11,900	1,573,180
Royal Gold Inc.	11,906	1,234,771
Schnitzer Steel Industries Inc., Class A	21,978	759,120
United States Steel Corp.	25,360	421,230

		7,858,284

Mortgage Real Estate Investment — 0.9%
Apollo Commercial Real Estate Finance Inc.	26,190	348,065
Arbor Realty Trust Inc.	21,279	354,721
Blackstone Mortgage Trust Inc., Class A	18,213	531,820
Chimera Investment Corp.	29,415	339,449
Ellington Financial Inc.	20,834	327,510
Hannon Armstrong Sustainable Infrastructure Capital Inc.	15,186	853,909
KKR Real Estate Finance Trust Inc.	18,278	336,864
MFA Financial Inc.	83,347	335,055
New Residential Investment Corp.	47,843	491,826
PennyMac Mortgage Investment Trust	16,505	313,100
Redwood Trust Inc.	33,681	331,421
Starwood Property Trust Inc.	48,876	1,115,839
Two Harbors Investment Corp.	50,415	363,996

		6,043,575

Multi-Utilities — 0.4%
Avista Corp.	25,563	1,027,888
MDU Resources Group Inc.	34,093	958,013
Unitil Corp.	8,423	352,419

		2,338,320

Multiline Retail — 0.5%
Big Lots Inc.	7,038	447,194
Kohl’s Corp.	21,871	1,208,373
Macy’s Inc.	43,355	659,430
Nordstrom Inc.	22,287	812,361

Security	Shares	Value

Multiline Retail (continued)
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	5,601	$463,091

		3,590,449

Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp.	47,685	420,582
Antero Resources Corp.(a)	36,373	327,357
APA Corp.	60,488	1,193,428
Cimarex Energy Co.	15,550	901,744
Clean Energy Fuels Corp.(a)	34,008	443,464
CNX Resources Corp.(a)	37,430	471,992
Delek U.S. Holdings Inc.	15,346	376,898
Diamondback Energy Inc.	21,626	1,498,249
EnLink Midstream LLC	72,600	279,510
EQT Corp.	41,263	734,069
Equitrans Midstream Corp.	50,535	365,368
HollyFrontier Corp.	19,408	735,175
Kosmos Energy Ltd.	124,135	382,336
Marathon Oil Corp.	140,055	1,554,610
Matador Resources Co.(a)	16,805	351,056
Murphy Oil Corp.	22,851	373,157
Ovintiv Inc.	46,162	1,064,957
PDC Energy Inc.(a)	11,589	405,036
Plains GP Holdings LP, Class A	39,058	336,680
Range Resources Corp.(a)	38,118	367,458
Renewable Energy Group Inc.(a)	5,389	419,103
Southwestern Energy Co.(a)	101,313	410,318
Targa Resources Corp.	28,972	896,104
Texas Pacific Land Corp.	628	693,337
World Fuel Services Corp.	12,658	393,411

		15,395,399

Paper & Forest Products — 0.2%
Domtar Corp.	14,545	538,892
Louisiana-Pacific Corp.	15,271	727,053

		1,265,945

Personal Products — 0.3%
Coty Inc., Class A	46,971	360,267
Edgewell Personal Care Co.	10,223	312,722
Herbalife Nutrition Ltd.(a)	13,504	607,410
Medifast Inc.	2,239	566,445
Nu Skin Enterprises Inc., Class A	6,991	357,799

		2,204,643

Pharmaceuticals — 1.1%
Arvinas Inc.(a)	4,629	362,451
Axsome Therapeutics Inc.(a)	4,769	321,240
Cara Therapeutics Inc.(a)(b)	17,256	316,648
Collegium Pharmaceutical Inc.(a)	13,745	324,244
Corcept Therapeutics Inc.(a)	16,697	419,929
Endo International PLC(a)	34,948	277,138
Intra-Cellular Therapies Inc.(a)(b)	12,920	457,755
Nektar Therapeutics(a)	24,960	566,342
Pacira BioSciences Inc.(a)	5,452	400,722
Perrigo Co. PLC	20,529	828,550
Prestige Consumer Healthcare Inc.(a)	7,818	326,089
Provention Bio Inc.(a)(b)	22,783	289,800
Reata Pharmaceuticals Inc., Class A(a)(b)	3,942	481,949
Relmada Therapeutics Inc.(a)	8,751	291,758
Revance Therapeutics Inc.(a)	11,345	297,920
Theravance Biopharma Inc.(a)	17,698	293,256
Tilray Inc., Class 2 (a)	19,072	464,594

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Zogenix Inc.(a)	14,975	$317,620

		7,038,005

Professional Services — 1.9%
ASGN Inc.(a)	8,881	825,667
CACI International Inc., Class A(a)	3,927	869,202
CoreLogic Inc.	9,147	774,385
Exponent Inc.	5,877	566,954
FTI Consulting Inc.(a)	6,827	782,033
Heidrick & Struggles International Inc.	10,119	363,171
Huron Consulting Group Inc.(a)	6,068	308,861
ICF International Inc.	5,563	464,232
Insperity Inc.	5,679	503,727
KBR Inc.	12,103	375,193
Kelly Services Inc., Class A, NVS	24,322	506,384
Kforce Inc.	7,292	374,444
Korn Ferry	13,122	807,659
ManpowerGroup Inc.	9,120	861,293
Nielsen Holdings PLC	57,561	1,289,942
Science Applications International Corp.	6,191	533,231
TriNet Group Inc.(a)	8,668	695,780
TrueBlue Inc.(a)	30,901	643,668
Upwork Inc.(a)	11,412	614,879

		12,160,705

Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC(a)	37,041	573,395
eXp World Holdings Inc.(a)	6,076	366,930
Howard Hughes Corp. (The)(a)	7,396	701,658
Jones Lang LaSalle Inc.(a)(b)	8,798	1,530,676
Kennedy-Wilson Holdings Inc.	31,257	586,381
Marcus & Millichap Inc.(a)	12,358	467,997
Realogy Holdings Corp.(a)	22,933	345,830
Redfin Corp.(a)	11,804	894,035
St. Joe Co. (The)	6,360	320,099
Tejon Ranch Co.(a)	20,427	333,369

		6,120,370

Road & Rail — 0.7%
ArcBest Corp.	7,647	451,096
Avis Budget Group Inc.(a)(b)	10,476	581,942
Landstar System Inc.	8,533	1,366,475
Ryder System Inc.	12,819	868,744
Saia Inc.(a)	2,858	573,115
Schneider National Inc., Class B	15,041	347,898
Werner Enterprises Inc.	11,182	479,931

		4,669,201

Semiconductors & Semiconductor Equipment — 3.1%
Advanced Energy Industries Inc.	5,578	582,622
Ambarella Inc.(a)	2,625	295,286
Amkor Technology Inc.	16,941	404,720
Brooks Automation Inc.	8,979	746,694
Cirrus Logic Inc.(a)	11,268	921,497
CMC Materials Inc.	3,043	518,831
Cree Inc.(a)	18,391	2,086,643
Entegris Inc.	18,114	1,905,774
First Solar Inc.(a)(b)	13,125	1,063,387
FormFactor Inc.(a)	6,610	299,896
Ichor Holdings Ltd.(a)	9,044	386,721
Inphi Corp.(a)(b)	6,445	1,060,783
Kulicke & Soffa Industries Inc.	16,444	819,898
Lattice Semiconductor Corp.(a)	18,466	888,584

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
MaxLinear Inc.(a)	8,770	$348,783
MKS Instruments Inc.	4,949	816,090
Onto Innovation Inc.(a)	11,474	716,666
Power Integrations Inc.	8,723	770,852
Rambus Inc.(a)	22,137	464,434
Semtech Corp.(a)	9,140	670,053
Silicon Laboratories Inc.(a)	7,262	1,130,984
SunPower Corp.(a)(b)	13,365	464,701
Synaptics Inc.(a)	4,787	641,602
Ultra Clean Holdings Inc.(a)	7,542	349,798
Universal Display Corp.	7,414	1,569,470
Veeco Instruments Inc.(a)	15,358	330,197

		20,254,966

Software — 6.3%
2U Inc.(a)	10,001	396,340
8x8 Inc.(a)	17,287	591,388
ACI Worldwide Inc.(a)	28,334	1,084,059
Alarm.com Holdings Inc.(a)	4,295	377,445
Altair Engineering Inc., Class A(a)	6,875	423,431
Alteryx Inc., Class A(a)	7,933	758,395
Anaplan Inc.(a)	16,363	1,063,431
Appian Corp.(a)	4,637	797,100
Aspen Technology Inc.(a)	10,296	1,549,651
Avaya Holdings Corp.(a)	17,398	516,199
Bill.Com Holdings Inc.(a)	7,857	1,296,483
Blackbaud Inc.	10,015	689,232
Blackline Inc.(a)	9,480	1,175,710
Bottomline Technologies DE Inc.(a)	7,325	328,746
Box Inc., Class A(a)	24,765	454,438
CDK Global Inc.	18,095	907,283
Cerence Inc.(a)	5,409	601,589
Cloudera Inc.(a)	28,764	464,251
CommVault Systems Inc.(a)	5,949	379,130
Cornerstone OnDemand Inc.(a)	7,230	365,260
Digital Turbine Inc.(a)	9,951	821,654
Elastic NV(a)	9,196	1,235,850
Envestnet Inc.(a)	8,290	530,726
Everbridge Inc.(a)	4,942	757,263
FireEye Inc.(a)	28,221	545,230
Five9 Inc.(a)	10,404	1,927,237
InterDigital Inc.	5,011	317,547
LivePerson Inc.(a)(b)	8,479	556,392
Manhattan Associates Inc.(a)	8,946	1,099,911
Medallia Inc.(a)(b)	10,662	430,425
MicroStrategy Inc., Class A(a)	1,007	755,663
Mimecast Ltd.(a)	12,475	534,928
Model N Inc.(a)	8,107	343,331
New Relic Inc.(a)	10,543	644,599
Nuance Communications Inc.(a)	38,766	1,728,964
Nutanix Inc., Class A(a)	31,479	953,341
Paylocity Holding Corp.(a)	6,779	1,296,077
Pegasystems Inc.	3,718	492,077
Progress Software Corp.	11,862	504,609
Proofpoint Inc.(a)	7,584	917,057
PROS Holdings Inc.(a)(b)	7,907	374,792
Q2 Holdings Inc.(a)	3,984	485,570
Qualys Inc.(a)	5,810	564,500
Rapid7 Inc.(a)	10,342	788,474
RealPage Inc.(a)	6,928	601,212
SailPoint Technologies Holdings Inc.(a)	13,171	742,581

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Smartsheet Inc., Class A(a)	18,090	$1,252,732
Sprout Social Inc., Class A(a)	4,740	322,178
SPS Commerce Inc.(a)	6,512	655,954
SVMK Inc.(a)	20,203	376,180
Tenable Holdings Inc.(a)	7,711	315,457
Teradata Corp.(a)	33,341	1,336,974
Varonis Systems Inc.(a)	4,000	734,160
Verint Systems Inc.(a)	6,600	325,314
Workiva Inc.(a)	7,781	787,048
Xperi Holding Corp.	15,975	337,072
Yext Inc.(a)	17,564	297,183
Zuora Inc., Class A(a)	23,287	347,675

		41,257,498

Specialty Retail — 3.3%
Aaron’s Co. Inc. (The)(a)	17,211	377,954
American Eagle Outfitters Inc.	31,026	797,368
Asbury Automotive Group Inc.(a)	2,954	500,555
At Home Group Inc.(a)	13,302	335,077
AutoNation Inc.(a)	8,087	606,687
Bed Bath & Beyond Inc.	16,391	440,262
Boot Barn Holdings Inc.(a)	5,525	333,821
Five Below Inc.(a)	8,279	1,540,887
Floor & Decor Holdings Inc., Class A(a)	10,790	1,026,021
Foot Locker Inc.	16,324	785,021
GameStop Corp., Class A(a)(b)	9,247	940,790
Gap Inc. (The)(a)	47,210	1,177,889
Group 1 Automotive Inc.	2,832	431,710
GrowGeneration Corp.(a)	5,937	270,905
Haverty Furniture Companies Inc.	9,956	360,109
Hibbett Sports Inc.(a)	5,355	344,112
L Brands Inc.	33,223	1,815,969
Lithia Motors Inc., Class A	3,875	1,449,056
MarineMax Inc.(a)	8,241	367,961
Monro Inc.	7,071	438,331
Murphy USA Inc.	5,516	687,569
National Vision Holdings Inc.(a)	12,616	599,134
ODP Corp. (The)	8,258	316,034
Rent-A-Center Inc./TX	12,205	704,961
RH(a)(b)	2,138	1,048,411
Sally Beauty Holdings Inc.(a)	21,917	352,864
Signet Jewelers Ltd.	9,134	454,691
Sleep Number Corp.(a)	5,060	693,878
Urban Outfitters Inc.(a)	10,766	364,967
Vroom Inc.(a)	7,423	328,468
Williams-Sonoma Inc.	13,276	1,743,006
Zumiez Inc.(a)	7,323	330,121

		21,964,589

Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)	15,671	561,649
NCR Corp.(a)	21,299	740,353
Pure Storage Inc., Class A(a)	29,720	694,854
Xerox Holdings Corp.	36,259	923,879

		2,920,735

Textiles, Apparel & Luxury Goods — 2.0%
Capri Holdings Ltd.(a)	17,346	809,538
Carter’s Inc.	8,375	699,061
Columbia Sportswear Co.	7,794	803,327
Crocs Inc.(a)	11,665	894,939
Deckers Outdoor Corp.(a)	5,239	1,708,490

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Hanesbrands Inc.	62,039	$1,097,470
Kontoor Brands Inc.	9,063	382,912
Levi Strauss & Co., Class A	25,304	588,571
Oxford Industries Inc.	4,607	351,238
PVH Corp.	12,926	1,292,083
Ralph Lauren Corp.	6,916	809,725
Steven Madden Ltd.	12,014	444,398
Tapestry Inc.	40,155	1,692,132
Under Armour Inc., Class A(a)	26,853	587,812
Under Armour Inc., Class C, NVS(a)	29,514	537,155
Wolverine World Wide Inc.	18,597	649,965

		13,348,816

Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.	8,466	349,053
Federal Agricultural Mortgage Corp., Class C, NVS	5,128	442,290
Flagstar Bancorp. Inc.	12,006	520,940
HomeStreet Inc.	10,401	446,827
MGIC Investment Corp.	72,451	882,453
Mr Cooper Group Inc.(a)	15,415	484,802
New York Community Bancorp. Inc.	82,735	1,010,194
NMI Holdings Inc., Class A(a)	14,550	332,613
PennyMac Financial Services Inc.	10,203	604,120
Premier Financial Corp.	12,257	375,800
Provident Financial Services Inc.	16,873	341,341
Radian Group Inc.	23,520	479,808
Rocket Companies Inc., Class A(a)	16,348	357,204
TFS Financial Corp.	21,600	421,848
Washington Federal Inc.	12,763	385,698
WSFS Financial Corp.	7,997	424,960

		7,859,951

Trading Companies & Distributors — 1.3%
Air Lease Corp.	13,489	618,606
Beacon Roofing Supply Inc.(a)	10,163	486,096
Boise Cascade Co.	18,270	912,404
GATX Corp.	7,510	716,679
GMS Inc.(a)	10,238	374,711
Herc Holdings Inc.(a)	4,607	404,310
McGrath RentCorp.	6,989	542,766
MSC Industrial Direct Co. Inc., Class A	4,017	345,984
Rush Enterprises Inc., Class A	8,524	361,673
SiteOne Landscape Supply Inc.(a)	8,842	1,401,545
Triton International Ltd.	14,525	839,255
Watsco Inc.	1,827	444,144
WESCO International Inc.(a)	11,085	889,904

		8,338,077

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	14,397	451,202

Water Utilities — 0.1%
American States Water Co.	8,681	634,147
SJW Group	4,902	307,257

		941,404

Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	26,787	305,372
Shenandoah Telecommunications Co.	8,017	355,554

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
Telephone and Data Systems Inc.	16,799	$300,534

		961,460

Total Common Stocks — 99.7% (Cost: $502,703,904)		655,237,626

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	21,631,924	21,644,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	2,080,000	2,080,000

		23,724,904

Total Short-Term Investments — 3.6% (Cost: $23,719,812)		23,724,904

Total Investments in Securities — 103.3% (Cost: $526,423,716)		678,962,530

Other Assets, Less Liabilities — (3.3)%		(21,730,985)

Net Assets — 100.0%		$657,231,545

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$13,849,687	$7,801,842	(a)	$—	$(3,788)	$(2,837)	$21,644,904	21,631,924	$74,910	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	1,720,000	(a)	—	—	—	2,080,000	2,080,000	264		—

					$(3,788)	$(2,837)	$23,724,904		$75,174		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Aware MSCI USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$655,234,549	$—	$3,077	$655,237,626
Money Market Funds	23,724,904	—	—	23,724,904

	$678,959,453	$—	$3,077	$678,962,530

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)	9,435	$2,025,883

Brazil — 2.8%
Atacadao SA	91,200	311,089
B2W Cia. Digital(a)	55,600	818,080
B3 SA - Brasil, Bolsa, Balcao	515,600	5,023,655
Banco do Brasil SA	214,200	1,078,101
Banco Santander Brasil SA	104,700	702,440
Cosan SA	39,900	582,780
CPFL Energia SA	55,800	288,960
Energisa SA	46,100	361,236
Equatorial Energia SA	219,500	791,658
Klabin SA	178,300	942,841
Localiza Rent a Car SA	151,290	1,574,509
Lojas Renner SA	201,900	1,328,115
Natura & Co. Holding SA(a)	223,241	1,849,443
Notre Dame Intermedica Participacoes SA	130,029	2,023,329
Telefonica Brasil SA	125,024	987,082
TIM SA	208,800	479,565
Ultrapar Participacoes SA	180,900	627,123
Via Varejo SA(a)	322,800	687,529
WEG SA	210,853	2,952,975

		23,410,510

Chile — 0.5%
Cencosud Shopping SA	118,063	233,459
Empresas CMPC SA	289,475	844,684
Empresas COPEC SA	96,128	1,084,808
Enel Americas SA	8,528,213	1,298,979
Falabella SA	191,928	795,929

		4,257,859

China — 31.4%
360 Security Technology Inc., Class A	68,200	169,451
3SBio Inc.(a)(b)	324,500	322,938
51job Inc., ADR(a)	6,862	450,147
AAC Technologies Holdings Inc.	183,500	988,778
Air China Ltd., Class A	82,100	102,501
Air China Ltd., Class H	464,000	382,811
Alibaba Group Holding Ltd., ADR(a)	168,722	40,115,343
Alibaba Health Information Technology Ltd.(a)	1,012,000	3,391,880
A-Living Smart City Services Co. Ltd.(b)	114,000	477,612
Angel Yeast Co. Ltd., Class A	11,700	96,419
Bank of Shanghai Co. Ltd., Class A	210,900	272,744
Baoshan Iron & Steel Co. Ltd., Class A	325,000	377,169
BBMG Corp., Class A	133,300	58,834
Beijing Enterprises Water Group Ltd.	1,224,000	484,403
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	34,850	254,013
Beijing Shiji Information Technology Co. Ltd., Class A	12,500	67,768
BOC Aviation Ltd.(b)	52,800	510,484
BYD Co. Ltd., Class A	27,600	840,244
BYD Co. Ltd., Class H	196,000	4,982,526
BYD Electronic International Co. Ltd.	167,000	931,085
By-Health Co. Ltd., Class A	24,100	81,228
CanSino Biologics Inc., Class H(a)(b)	18,200	865,734
Chacha Food Co. Ltd., Class A	7,400	65,003
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,900	63,955
China CITIC Bank Corp. Ltd., Class H	2,222,000	1,048,363

Security	Shares	Value

China (continued)
China Conch Venture Holdings Ltd.	409,000	$1,818,985
China Construction Bank Corp., Class A	131,000	146,772
China Construction Bank Corp., Class H	24,095,000	19,350,919
China Eastern Airlines Corp. Ltd., Class A	160,400	116,837
China Everbright Bank Co. Ltd., Class H	791,000	342,612
China Everbright Environment Group Ltd.	918,000	525,427
China Feihe Ltd.(b)	287,000	786,190
China Gas Holdings Ltd.	652,800	2,629,764
China Jushi Co. Ltd., Class A	52,000	180,158
China Lesso Group Holdings Ltd.	279,000	515,751
China Literature Ltd.(a)(b)	75,800	706,471
China Medical System Holdings Ltd.	334,000	521,838
China Mengniu Dairy Co. Ltd.	694,000	3,793,254
China Merchants Bank Co. Ltd., Class H	977,000	7,500,029
China Merchants Property Operation & Service Co. Ltd., Class A	14,300	41,444
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	109,400	217,117
China Minsheng Banking Corp. Ltd., Class H	1,471,000	877,971
China Molybdenum Co. Ltd., Class A	258,300	267,076
China Molybdenum Co. Ltd., Class H	840,000	649,706
China National Accord Medicines Corp. Ltd., Class A	4,000	23,994
China National Medicines Corp. Ltd., Class A	11,400	66,853
China National Software & Service Co. Ltd., Class A	7,100	63,748
China Overseas Land & Investment Ltd.	958,000	2,425,457
China Overseas Property Holdings Ltd.	310,000	204,206
China Resources Gas Group Ltd.	232,000	1,158,901
China Resources Pharmaceutical Group Ltd.(b)	392,500	250,456
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	13,300	53,735
China TransInfo Technology Co. Ltd., Class A	27,800	70,360
China Vanke Co. Ltd., Class A	147,700	754,473
China Vanke Co. Ltd., Class H	424,700	1,801,212
CIFI Holdings Group Co. Ltd.	822,000	778,836
CITIC Ltd.	1,460,000	1,236,531
Contemporary Amperex Technology Co. Ltd., Class A	35,100	1,745,453
Country Garden Services Holdings Co. Ltd.	369,000	3,034,825
CSPC Pharmaceutical Group Ltd.	2,243,360	2,342,451
Dali Foods Group Co. Ltd.(b)	531,000	323,090
ENN Energy Holdings Ltd.	197,700	3,030,227
Eve Energy Co. Ltd., Class A	28,432	375,153
Fosun International Ltd.	636,500	955,076
Fu Jian Anjoy Foods Co. Ltd., Class A	3,500	119,948
Geely Automobile Holdings Ltd.	1,473,000	4,785,088
GEM Co. Ltd., Class A	76,900	89,125
Genscript Biotech Corp.(a)	260,000	448,452
GoerTek Inc., Class A	47,500	234,573
Gotion High-tech Co. Ltd., Class A(a)	20,900	118,984
Greenland Holdings Corp. Ltd., Class A	133,300	115,817
Greentown Service Group Co. Ltd.	362,000	367,724
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,900	84,206
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A .	6,400	135,233
Guangzhou R&F Properties Co. Ltd., Class H	419,600	560,379
Hangzhou Robam Appliances Co. Ltd., Class A	12,700	74,085
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	296,000	1,507,216
Huadong Medicine Co. Ltd., Class A	29,300	143,971
Huaxia Bank Co. Ltd., Class A	193,000	185,856
Hutchison China MediTech Ltd., ADR(a)	17,838	512,664
Industrial Bank Co. Ltd., Class A	312,900	1,191,752

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	92,000	$613,632
Jinke Properties Group Co. Ltd., Class A	79,100	90,943
Kingdee International Software Group Co. Ltd.	607,000	2,179,217
KWG Group Holdings Ltd.	316,000	479,050
Laobaixing Pharmacy Chain JSC, Class A	6,100	67,591
Lee & Man Paper Manufacturing Ltd.	338,000	313,280
Lenovo Group Ltd.	1,796,000	2,271,234
Logan Group Co. Ltd.	357,000	555,932
Longfor Group Holdings Ltd.(b)	449,000	2,662,507
Meituan, Class B(a)(b)	806,500	35,348,412
Microport Scientific Corp.	180,000	1,059,253
NARI Technology Co. Ltd., Class A	70,100	307,127
NIO Inc., ADR(a)(c)	320,758	14,684,301
Oceanwide Holdings Co. Ltd., Class A	49,400	23,023
Offshore Oil Engineering Co. Ltd., Class A	79,100	59,815
Ovctek China Inc., Class A	8,600	123,707
Ping An Healthcare and Technology Co. Ltd.(a)(b)	129,800	1,875,715
Poly Developments and Holdings Group Co. Ltd., Class A .	184,500	442,469
Poly Property Services Co. Ltd.	27,200	178,999
Sangfor Technologies Inc., Class A	6,200	253,842
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	620,000	1,064,590
Shanghai M&G Stationery Inc., Class A	14,500	173,758
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	33,100	104,564
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	200,500	367,537
Shenzhen Inovance Technology Co. Ltd., Class A	25,800	339,588
Shenzhen Investment Ltd.	820,000	294,920
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,200	980,517
Siasun Robot & Automation Co. Ltd., Class A(a)	18,600	34,876
Sichuan Chuantou Energy Co. Ltd., Class A	60,100	99,520
Sino Biopharmaceutical Ltd.	2,601,500	2,894,151
Sinopharm Group Co. Ltd., Class H	336,000	786,578
Sinotrans Ltd., Class A	52,100	36,342
Sinotruk Hong Kong Ltd.	176,500	563,127
Sun Art Retail Group Ltd.	483,000	417,166
Suning.com Co. Ltd., Class A	142,500	153,939
TCL Technology Group Corp., Class A	203,400	258,337
Tencent Holdings Ltd.	475,500	40,609,068
Topchoice Medical Corp., Class A(a)	5,100	208,570
Transfar Zhilian Co. Ltd., Class A	66,800	63,400
TravelSky Technology Ltd., Class H	234,000	590,630
Uni-President China Holdings Ltd.	295,000	354,425
Unisplendour Corp. Ltd., Class A	42,800	141,943
Vinda International Holdings Ltd.	87,000	259,631
Vipshop Holdings Ltd., ADR(a)(c)	111,456	4,159,538
Wangsu Science & Technology Co. Ltd., Class A	36,800	37,880
Want Want China Holdings Ltd.	1,170,000	844,618
Weifu High-Technology Group Co. Ltd., Class A	9,800	34,815
Wharf Holdings Ltd. (The)	386,000	910,594
Winning Health Technology Group Co. Ltd., Class A	30,100	78,085
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	32,200	139,884
WuXi AppTec Co. Ltd., Class A	31,860	706,443
WuXi AppTec Co. Ltd., Class H(b)	69,500	1,448,710
Wuxi Biologics Cayman Inc., New(a)(b)	817,000	10,115,935
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,900	167,027
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	52,000	121,577

Security	Shares	Value

China (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	188,000	$402,302
Yifeng Pharmacy Chain Co. Ltd., Class A	7,800	106,049
Yunnan Baiyao Group Co. Ltd., Class A	19,100	385,575
Zhejiang Expressway Co. Ltd., Class H	354,000	308,943
Zhejiang Huayou Cobalt Co. Ltd., Class A(a)	16,900	233,006
Zhejiang Weixing New Building Materials Co. Ltd., Class A	20,900	59,895
Zhengzhou Yutong Bus Co. Ltd., Class A	38,500	90,192
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	103,100	228,798
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	345,200	525,987

		265,252,943

Colombia — 0.1%
Bancolombia SA	62,560	543,233

Czech Republic — 0.1%
Komercni Banka AS(a)	19,219	604,244
Moneta Money Bank AS(a)(b)	124,687	456,772

		1,061,016

Egypt — 0.2%
Commercial International Bank Egypt SAE	350,918	1,393,837
EISewedy Electric Co.	184,739	112,138

		1,505,975

Greece — 0.1%
Hellenic Telecommunications Organization SA	59,108	914,035

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC(a)	103,638	748,471
OTP Bank Nyrt(a)	56,037	2,562,208
Richter Gedeon Nyrt	34,811	999,319

		4,309,998

India — 13.1%
Adani Green Energy Ltd.(a)	96,813	1,528,047
Ambuja Cements Ltd.	170,882	635,997
Asian Paints Ltd.	95,989	2,974,568
Axis Bank Ltd.(a)	564,697	5,569,741
Berger Paints India Ltd.	60,116	556,166
Bharat Petroleum Corp. Ltd.	164,177	1,005,035
Bharti Airtel Ltd.	611,226	4,627,135
Britannia Industries Ltd.	27,025	1,237,060
Colgate-Palmolive India Ltd.	30,724	661,098
Dabur India Ltd.	132,247	905,402
Divi’s Laboratories Ltd.	626	28,649
DLF Ltd.	157,357	647,758
Eicher Motors Ltd.	34,044	1,157,547
Godrej Consumer Products Ltd.	96,839	904,542
Grasim Industries Ltd.	74,721	1,220,997
Havells India Ltd.	55,623	836,824
HCL Technologies Ltd.	271,805	3,363,857
Hero MotoCorp Ltd.	30,464	1,336,544
Hindalco Industries Ltd.	396,709	1,836,841
Hindustan Petroleum Corp. Ltd.	174,159	574,605
Hindustan Unilever Ltd.	206,464	5,990,224
Housing Development Finance Corp. Ltd.	427,559	14,775,033
Infosys Ltd.	852,775	14,544,232
Lupin Ltd.	57,565	797,732
Mahindra & Mahindra Ltd.	201,805	2,214,541
Marico Ltd.	130,425	705,592

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Nestle India Ltd.	8,389	$1,838,148
Pidilite Industries Ltd.	38,628	886,234
Piramal Enterprises Ltd.	24,839	618,313
Reliance Industries Ltd.	713,955	20,264,916
Shree Cement Ltd.	2,750	991,763
Siemens Ltd.	17,635	443,965
Tata Consultancy Services Ltd.	234,855	9,250,062
Tech Mahindra Ltd.	156,535	1,957,300
Titan Co. Ltd.	89,295	1,709,589
UPL Ltd.	125,198	956,725
Wipro Ltd.	286,254	1,598,286

		111,151,068

Indonesia — 2.0%
Bank Central Asia Tbk PT	2,469,000	5,817,061
Bank Mandiri Persero Tbk PT	4,652,400	2,009,288
Bank Negara Indonesia Persero Tbk PT	1,881,500	786,160
Bank Rakyat Indonesia Persero Tbk PT	13,899,200	4,597,278
Barito Pacific Tbk PT(a)	6,929,000	535,246
Indah Kiat Pulp & Paper Corp. Tbk PT	680,300	629,421
Indofood Sukses Makmur Tbk PT	1,113,300	472,996
Kalbe Farma Tbk PT	5,293,200	546,419
Perusahaan Gas Negara Tbk PT	2,737,000	276,775
Unilever Indonesia Tbk PT	1,928,100	947,802

		16,618,446

Malaysia — 2.6%
AMMB Holdings Bhd	403,000	314,634
Axiata Group Bhd	696,100	610,539
CIMB Group Holdings Bhd	1,603,100	1,714,990
Dialog Group Bhd	996,900	795,550
DiGi.Com Bhd	796,100	727,751
Fraser & Neave Holdings Bhd	38,700	298,891
HAP Seng Consolidated Bhd	160,400	337,246
Hartalega Holdings Bhd(c)	433,600	1,071,279
IHH Healthcare Bhd	550,200	690,554
Kossan Rubber Industries(c)	325,100	317,269
Kuala Lumpur Kepong Bhd	109,400	635,182
Malayan Banking Bhd	981,100	1,946,444
Malaysia Airports Holdings Bhd	268,063	396,713
Maxis Bhd	601,700	706,134
MISC Bhd	333,400	558,481
Nestle Malaysia Bhd	17,800	606,453
Petronas Dagangan Bhd	74,400	367,634
Petronas Gas Bhd	195,500	792,143
PPB Group Bhd	160,600	747,549
Press Metal Aluminium Holdings Bhd	355,200	850,374
Public Bank Bhd	3,651,200	3,752,685
QL Resources Bhd	237,600	361,023
RHB Bank Bhd	394,900	528,810
Sime Darby Bhd	702,400	393,934
Supermax Corp. Bhd	377,387	451,279
Telekom Malaysia Bhd	290,200	440,229
Top Glove Corp. Bhd(c)	1,230,800	1,593,426
Westports Holdings Bhd	229,200	231,040

		22,238,236

Mexico — 1.3%
Arca Continental SAB de CV	111,000	503,071
Cemex SAB de CV, CPO, NVS(a)	3,772,676	2,515,057
Coca-Cola Femsa SAB de CV	132,900	557,963
Fomento Economico Mexicano SAB de CV	486,500	3,330,270

Security	Shares	Value

Mexico (continued)
Gruma SAB de CV, Class B	54,660	$596,044
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	52,465	982,108
Grupo Bimbo SAB de CV, Series A	391,400	735,612
Industrias Penoles SAB de CV(a)	34,910	479,396
Infraestructura Energetica Nova SAB de CV(a)	137,700	479,469
Kimberly-Clark de Mexico SAB de CV, Class A	383,100	612,836

		10,791,826

Pakistan — 0.0%
Oil & Gas Development Co. Ltd.	166,763	110,458

Philippines — 1.2%
Ayala Corp.	71,140	1,096,717
Ayala Land Inc.	2,018,900	1,624,857
Bank of the Philippine Islands	433,980	796,047
BDO Unibank Inc.	500,140	1,087,485
JG Summit Holdings Inc.	756,168	1,004,432
Manila Electric Co.	58,930	329,143
Metropolitan Bank & Trust Co.	449,690	469,894
Puregold Price Club Inc.	212,900	162,352
SM Investments Corp.	61,395	1,276,743
SM Prime Holdings Inc.	2,568,600	1,913,745
Universal Robina Corp.	201,920	531,434

		10,292,849

Poland — 1.1%
Bank Polska Kasa Opieki SA(a)	46,705	850,139
CD Projekt SA(a)	16,939	1,075,968
Cyfrowy Polsat SA	73,602	565,136
KGHM Polska Miedz SA(a)	34,794	1,768,751
Orange Polska SA(a)	163,316	276,885
Polski Koncern Naftowy ORLEN SA	75,345	1,190,212
Powszechna Kasa Oszczednosci Bank Polski SA(a)	220,131	1,781,236
Powszechny Zaklad Ubezpieczen SA(a)	150,380	1,181,707
Santander Bank Polska SA(a)	8,949	505,496

		9,195,530

Qatar — 0.8%
Commercial Bank PSQC (The)	504,243	584,455
Ooredoo QPSC	205,145	427,779
Qatar Fuel QSC	115,806	529,384
Qatar National Bank QPSC	1,141,940	5,334,579

		6,876,197

Russia — 2.7%
Gazprom PJSC	2,961,160	8,696,266
LUKOIL PJSC	104,011	7,819,227
Mobile TeleSystems PJSC, ADR	112,880	927,874
Moscow Exchange MICEX-RTS PJSC	331,050	768,138
Novolipetsk Steel PJSC	297,320	893,027
PhosAgro PJSC, GDR(d)	34,016	596,641
Polymetal International PLC	58,932	1,173,303
Polyus PJSC	8,374	1,577,901

		22,452,377

Saudi Arabia — 1.6%
Almarai Co. JSC	62,528	850,268
Bank AlBilad	84,959	746,407
Banque Saudi Fransi	149,619	1,113,017
Samba Financial Group	247,700	2,229,003
Saudi Arabian Mining Co.(a)	107,527	1,473,640
Saudi Basic Industries Corp.	226,121	6,427,009
Savola Group (The)	65,882	661,367

		13,500,711

38	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa — 7.3%
Absa Group Ltd.	179,015	$1,434,129
Anglo American Platinum Ltd.	13,222	1,601,175
Aspen Pharmacare Holdings Ltd.(a)	97,751	919,345
Bid Corp. Ltd.	84,716	1,584,833
Bidvest Group Ltd. (The)	73,061	811,588
Capitec Bank Holdings Ltd.(a)	16,976	1,500,478
Clicks Group Ltd.	62,337	1,007,352
FirstRand Ltd.	1,194,009	3,966,826
Gold Fields Ltd.	220,483	1,830,971
Growthpoint Properties Ltd.	830,665	749,703
Impala Platinum Holdings Ltd.	195,731	3,179,898
Kumba Iron Ore Ltd.	16,211	694,623
Mr. Price Group Ltd.	64,857	746,875
MTN Group Ltd.	422,952	2,029,835
MultiChoice Group	112,050	944,338
Naspers Ltd., Class N	109,000	25,317,146
Nedbank Group Ltd.	94,312	813,401
NEPI Rockcastle PLC	101,854	623,918
Northam Platinum Ltd.(a)	88,992	1,303,777
Old Mutual Ltd.	1,171,427	1,040,237
Remgro Ltd.	133,541	913,506
Sanlam Ltd.	444,758	1,784,758
Shoprite Holdings Ltd.	127,634	1,121,351
SPAR Group Ltd. (The)	48,525	609,868
Standard Bank Group Ltd.	324,111	2,846,035
Vodacom Group Ltd.	160,813	1,322,709
Woolworths Holdings Ltd.	245,378	747,333

		61,446,008

South Korea — 8.3%
Amorepacific Corp.	8,033	1,676,670
AMOREPACIFIC Group	7,345	422,983
BGF retail Co. Ltd.	1,859	263,089
CJ CheilJedang Corp.	2,071	749,320
CJ Corp.	4,043	333,588
Doosan Bobcat Inc.(a)	12,701	365,712
GS Engineering & Construction Corp.	15,425	499,064
GS Holdings Corp.	12,495	433,738
GS Retail Co. Ltd.	6,156	198,351
Hana Financial Group Inc.	74,894	2,469,802
Hankook Tire & Technology Co. Ltd.	18,529	785,854
Hanwha Solutions Corp.(a)	30,278	1,214,084
Hyundai Heavy Industries Holdings Co. Ltd.	2,349	565,558
Hyundai Marine & Fire Insurance Co. Ltd.	15,383	299,856
KB Financial Group Inc.	98,916	3,856,271
Korea Gas Corp.(a)	7,310	207,231
LG Chem Ltd.	11,468	8,482,339
LG Corp.	23,936	2,000,526
LG Display Co. Ltd.(a)	57,847	1,163,633
LG Electronics Inc.	26,618	3,470,883
LG Household & Health Care Ltd.	2,355	3,171,442
LG Innotek Co. Ltd.	3,519	623,303
Lotte Chemical Corp.	4,329	1,225,298
Lotte Corp.	6,624	198,101
NAVER Corp.	30,842	10,294,393
Samsung Card Co. Ltd.	7,138	209,343
Samsung Electro-Mechanics Co. Ltd.	13,990	2,359,684
Samsung Fire & Marine Insurance Co. Ltd.	7,692	1,184,438
Samsung SDI Co. Ltd.	13,765	8,257,775
Shinhan Financial Group Co. Ltd.(a)	109,772	3,219,392
SK Holdings Co. Ltd.	8,780	2,051,402

Security	Shares	Value

South Korea (continued)
SK Innovation Co. Ltd.(a)	13,881	$3,218,514
SK Telecom Co. Ltd.	9,847	2,169,232
S-Oil Corp.(a)	11,265	852,270
Woori Financial Group Inc.(a)	134,613	1,147,835
Yuhan Corp.	12,446	686,829

		70,327,803

Taiwan — 15.5%
Accton Technology Corp.	126,000	1,187,506
Acer Inc.	717,000	691,193
Advantech Co. Ltd.	96,288	1,253,187
ASE Technology Holding Co. Ltd.	813,000	3,021,111
AU Optronics Corp.(a)	2,187,000	1,484,043
Catcher Technology Co. Ltd.	171,000	1,178,781
Cathay Financial Holding Co. Ltd.	1,970,000	2,967,113
Chailease Holding Co. Ltd.	310,240	1,915,852
Cheng Shin Rubber Industry Co. Ltd.	442,000	684,761
Chicony Electronics Co. Ltd.	148,000	498,426
China Steel Corp.	2,975,000	2,643,614
Chunghwa Telecom Co. Ltd.	954,000	3,750,579
Compal Electronics Inc.	1,062,000	846,473
CTBC Financial Holding Co. Ltd.	4,417,000	3,171,708
Delta Electronics Inc.	488,000	4,914,604
E.Sun Financial Holding Co. Ltd.	2,854,125	2,587,439
Evergreen Marine Corp. Taiwan Ltd.(a)	608,000	828,421
Far Eastern New Century Corp.	751,000	780,592
Far EasTone Telecommunications Co. Ltd.	393,000	872,001
First Financial Holding Co. Ltd.	2,581,410	1,932,408
Fubon Financial Holding Co. Ltd.	1,657,000	2,968,649
Hiwin Technologies Corp.	65,660	940,610
Hotai Motor Co. Ltd.	75,000	1,591,419
Hua Nan Financial Holdings Co. Ltd.	2,106,232	1,372,520
Innolux Corp.	2,070,000	1,263,441
Inventec Corp.	637,000	567,188
Lite-On Technology Corp.	539,000	1,149,505
MediaTek Inc.	378,000	12,160,057
Micro-Star International Co. Ltd.	167,000	893,385
Nan Ya Plastics Corp.	1,283,000	3,348,859
President Chain Store Corp.	143,000	1,345,158
Quanta Computer Inc.	726,000	2,215,600
Ruentex Development Co. Ltd.	203,000	303,926
SinoPac Financial Holdings Co. Ltd.	2,530,000	1,058,235
Taishin Financial Holding Co. Ltd.	2,437,117	1,133,136
Taiwan Business Bank	1,394,700	474,206
Taiwan High Speed Rail Corp.	494,000	534,749
Taiwan Mobile Co. Ltd.	413,000	1,439,810
Taiwan Semiconductor Manufacturing Co. Ltd.	2,023,000	44,015,367
Uni-President Enterprises Corp.	1,210,000	2,919,379
United Microelectronics Corp.	2,948,000	5,736,706
Vanguard International Semiconductor Corp.	225,000	937,079
Win Semiconductors Corp.	85,000	1,161,206
Wistron Corp.	706,000	811,130
Yageo Corp.	92,000	1,958,747
Yuanta Financial Holding Co. Ltd.	2,455,720	1,873,586

		131,383,465

Thailand — 3.1%
Advanced Info Service PCL, NVDR	299,900	1,613,272
Airports of Thailand PCL, NVDR(c)	1,079,900	2,246,450
B Grimm Power PCL, NVDR	194,800	303,923
Bangkok Dusit Medical Services PCL, NVDR	2,407,800	1,565,250

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Berli Jucker PCL, NVDR	285,200	$345,310
BTS Group Holdings PCL, NVDR	1,986,600	606,976
Bumrungrad Hospital PCL, NVDR	108,300	445,300
Central Pattana PCL, NVDR	566,900	976,597
Charoen Pokphand Foods PCL, NVDR(c)	974,900	911,027
CP ALL PCL, NVDR(a)	1,469,700	2,842,359
Energy Absolute PCL, NVDR	375,300	762,416
Gulf Energy Development PCL, NVDR	737,500	797,053
Home Product Center PCL, NVDR	1,481,500	640,452
Indorama Ventures PCL, NVDR	410,600	527,168
Intouch Holdings PCL, NVDR	567,200	1,027,814
Kasikornbank PCL, Foreign	287,600	1,322,752
Kasikornbank PCL, NVDR	153,300	705,069
Land & Houses PCL, NVDR	2,057,400	528,298
Minor International PCL, NVDR(a)(c)	793,400	780,101
Muangthai Capital PCL, NVDR(a)	181,800	385,574
Osotspa PCL, NVDR	157,100	177,445
PTT Exploration & Production PCL, NVDR	350,900	1,311,639
PTT Global Chemical PCL, NVDR	565,400	1,153,195
Siam Cement PCL (The), NVDR	194,400	2,312,654
Siam Commercial Bank PCL (The), NVDR	209,800	702,386
Thai Oil PCL, NVDR(c)	282,300	543,666
Thai Union Group PCL, NVDR	791,000	359,946
Total Access Communication PCL, NVDR	171,400	176,884
True Corp. PCL, NVDR	2,907,700	296,765

		26,367,741

Turkey — 0.3%
KOC Holding AS	190,395	553,886
Turk Hava Yollari AO(a)	138,327	251,554
Turkcell Iletisim Hizmetleri AS	305,456	652,666
Turkiye Garanti Bankasi AS(a)	573,872	690,070
Turkiye Is Bankasi AS, Class C(a)	378,060	292,031

		2,440,207

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	698,525	1,194,271
Abu Dhabi Islamic Bank PJSC	321,649	436,962
Aldar Properties PJSC	976,054	967,245
Dubai Islamic Bank PJSC	459,462	594,162
Emirates NBD Bank PJSC	638,054	1,945,525
Emirates Telecommunications Group Co. PJSC	435,979	2,362,000
First Abu Dhabi Bank PJSC	691,241	2,766,357

		10,266,522

Total Common Stocks — 98.0% (Cost: $665,754,019)		828,740,896

Preferred Stocks

Brazil — 1.5%
Banco Bradesco SA, Preference Shares, NVS	1,114,610	4,600,000

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	240,548	$516,226
Itau Unibanco Holding SA, Preference Shares, NVS	1,214,600	5,568,410
Itausa SA, Preference Shares, NVS	1,112,100	1,985,519

		12,670,155

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	94,596	256,016
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	28,681	1,538,812

		1,794,828

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	112,365	963,280

South Korea — 0.1%
LG Chem Ltd., Preference Shares, NVS	1,948	675,341
LG Household & Health Care Ltd., Preference Shares, NVS	520	326,302

		1,001,643

Total Preferred Stocks — 1.9% (Cost: $23,271,181)		16,429,906

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(e)(f)(g)	3,768,217	3,770,478

Total Short-Term Investments — 0.5% (Cost: $3,770,478)		3,770,478

Total Investments in Securities — 100.4% (Cost: $692,795,678)		848,941,280

Other Assets, Less Liabilities — (0.4)%		(3,293,043)

Net Assets — 100.0%		$845,648,237

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,152,885	$—	$(380,733	)(a)	$(1,753)	$79	$3,770,478	3,768,217	$41,226	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,070,000	—	(1,070,000	)(a)	—	—	—	—	575		—

					$(1,753)	$79	$3,770,478		$41,801		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts

MSCI Emerging Markets E-Mini Index	10	03/19/21	$669	$(41,068)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$41,068

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$107,683

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(64,357)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$663,177

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI EM Leaders ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$802,373,155	$26,367,741	$—	$828,740,896
Preferred Stocks	16,429,906	—	—	16,429,906
Money Market Funds	3,770,478	—	—	3,770,478

	$822,573,539	$26,367,741	$—	$848,941,280

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(41,068)	$—	$—	$(41,068)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.	71,808	$2,018,523
Teledyne Technologies Inc.(a)	6,746	2,502,766

		4,521,289

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	24,943	2,266,072
Expeditors International of Washington Inc.	31,057	2,852,275
United Parcel Service Inc., Class B	131,228	20,711,715

		25,830,062

Airlines — 0.0%
Delta Air Lines Inc.	29,105	1,395,294

Auto Components — 0.3%
Aptiv PLC	49,544	7,423,673
BorgWarner Inc.	44,719	2,012,355

		9,436,028

Automobiles — 3.1%
Tesla Inc.(a)	139,137	93,987,043

Banks — 2.2%
Citizens Financial Group Inc.	78,083	3,391,925
First Republic Bank/CA	31,915	5,257,996
Huntington Bancshares Inc./OH	186,104	2,854,835
KeyCorp.	178,545	3,595,896
M&T Bank Corp.	23,466	3,541,958
PNC Financial Services Group Inc. (The)	77,655	13,073,996
Regions Financial Corp.	175,647	3,623,598
SVB Financial Group(a)	9,471	4,786,265
Truist Financial Corp.	247,353	14,089,227
U.S. Bancorp	248,762	12,438,100

		66,653,796

Beverages — 2.3%
Coca-Cola Co. (The)	749,071	36,696,988
PepsiCo Inc.	253,562	32,757,675

		69,454,663

Biotechnology — 3.1%
AbbVie Inc.	323,930	34,900,218
Amgen Inc.	107,145	24,099,054
Biogen Inc.(a)	28,234	7,704,494
BioMarin Pharmaceutical Inc.(a)	33,173	2,568,585
Gilead Sciences Inc.	229,998	14,121,877
Vertex Pharmaceuticals Inc.(a)	47,647	10,127,370

		93,521,598

Building Products — 0.8%
Allegion PLC	16,855	1,833,487
Fortune Brands Home & Security Inc.	25,272	2,101,114
Johnson Controls International PLC	132,823	7,410,195
Lennox International Inc.	6,288	1,759,194
Masco Corp.	47,842	2,546,151
Owens Corning	19,728	1,598,363
Trane Technologies PLC	44,058	6,751,448

		23,999,952

Capital Markets — 4.2%
Ameriprise Financial Inc.	22,003	4,867,944
Bank of New York Mellon Corp. (The)	145,850	6,149,036
BlackRock Inc.(b)	27,982	19,433,499
Carlyle Group Inc. (The)	25,457	871,902
Cboe Global Markets Inc.	19,895	1,968,809

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp. (The)	280,691	$17,324,249
CME Group Inc.	65,867	13,153,640
FactSet Research Systems Inc.	6,950	2,112,174
Franklin Resources Inc.	55,550	1,453,744
Intercontinental Exchange Inc.	102,985	11,360,275
Invesco Ltd.	71,262	1,597,694
MarketAxess Holdings Inc.	6,946	3,861,559
Moody’s Corp.	31,012	8,524,889
Nasdaq Inc.	21,035	2,908,930
Northern Trust Corp.	36,164	3,440,281
Raymond James Financial Inc.	22,582	2,636,223
S&P Global Inc.	44,086	14,520,165
State Street Corp.	64,464	4,691,045
T Rowe Price Group Inc.	41,523	6,732,539

		127,608,597

Chemicals — 2.2%
Axalta Coating Systems Ltd.(a)	38,682	1,057,566
DuPont de Nemours Inc.	98,157	6,902,400
Ecolab Inc.	47,136	9,868,393
International Flavors & Fragrances Inc.	40,909	5,543,579
Linde PLC	96,301	23,523,445
Mosaic Co. (The)	65,761	1,933,373
PPG Industries Inc.	43,339	5,842,964
Sherwin-Williams Co. (The)	14,988	10,196,936

		64,868,656

Commercial Services & Supplies — 0.4%
Copart Inc.(a)	38,993	4,256,476
Waste Management Inc.	77,540	8,598,410

		12,854,886

Communications Equipment — 1.2%
Cisco Systems Inc.	775,299	34,787,666

Consumer Finance — 0.8%
Ally Financial Inc.	68,390	2,838,185
American Express Co.	125,578	16,985,680
Discover Financial Services	56,055	5,273,094

		25,096,959

Containers & Packaging — 0.3%
Amcor PLC	286,929	3,139,003
Ball Corp.	60,019	5,125,023

		8,264,026

Distributors — 0.2%
Genuine Parts Co.	26,392	2,780,397
LKQ Corp.(a)	52,884	2,083,101

		4,863,498

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	73,990	2,187,884
Voya Financial Inc.	23,087	1,391,685

		3,579,569

Diversified Telecommunication Services — 1.5%
Liberty Global PLC, Class A(a)	30,043	739,809
Liberty Global PLC, Class C, NVS(a)	69,298	1,683,942
Lumen Technologies Inc.	170,663	2,097,448
Verizon Communications Inc.	759,260	41,987,078

		46,508,277

Electric Utilities — 0.3%
Edison International	69,192	3,735,676

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	62,687	$4,982,363

		8,718,039

Electrical Equipment — 0.5%
Eaton Corp. PLC	73,191	9,528,736
Rockwell Automation Inc.	21,317	5,186,000

		14,714,736

Electronic Equipment, Instruments & Components — 0.4%
Cognex Corp.	32,042	2,646,349
Keysight Technologies Inc.(a)	34,300	4,854,136
Trimble Inc.(a)	45,771	3,393,462

		10,893,947

Energy Equipment & Services — 0.3%
Baker Hughes Co.	125,834	3,080,416
Schlumberger Ltd.	255,410	7,128,493

		10,208,909

Entertainment — 2.8%
Activision Blizzard Inc.	141,804	13,557,880
Electronic Arts Inc.	53,224	7,130,419
Walt Disney Co. (The)(a)	332,189	62,797,009

		83,485,308

Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.	24,760	3,953,925
American Tower Corp.	81,504	17,615,460
Boston Properties Inc.	27,047	2,681,169
Equinix Inc.	16,348	10,599,062
Equity Residential	68,091	4,453,832
Healthpeak Properties Inc.	98,476	2,864,667
Host Hotels & Resorts Inc.	129,019	2,140,425
Iron Mountain Inc.	52,713	1,833,885
Prologis Inc.	135,633	13,437,161
SBA Communications Corp.	20,475	5,223,787
UDR Inc.	53,976	2,222,192
Welltower Inc.	76,340	5,183,486
Weyerhaeuser Co.	136,517	4,623,831

		76,832,882

Food Products — 0.6%
Bunge Ltd.	25,547	1,956,389
Campbell Soup Co.	33,116	1,506,116
General Mills Inc.	112,168	6,170,362
Hormel Foods Corp.	54,226	2,514,459
Kellogg Co.	47,049	2,715,198
McCormick & Co. Inc./MD, NVS	45,631	3,845,781

		18,708,305

Gas Utilities — 0.1%
Atmos Energy Corp.	23,098	1,954,322
UGI Corp.	38,030	1,456,929

		3,411,251

Health Care Equipment & Supplies — 2.3%
ABIOMED Inc.(a)	8,241	2,674,617
Align Technology Inc.(a)	13,744	7,794,360
Becton Dickinson and Co.	53,215	12,832,797
DENTSPLY SIRONA Inc.	39,971	2,121,261
DexCom Inc.(a)	17,619	7,008,486
Edwards Lifesciences Corp.(a)	114,354	9,502,817
Hologic Inc.(a)	47,379	3,415,552
IDEXX Laboratories Inc.(a)	15,651	8,141,181
ResMed Inc.	26,509	5,110,405
STERIS PLC	15,560	2,719,888

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	16,673	$2,922,277
West Pharmaceutical Services Inc.	13,508	3,791,020

		68,034,661

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	28,008	2,834,970
Cardinal Health Inc.	53,499	2,756,268
Centene Corp.(a)	106,230	6,218,704
Cigna Corp.	66,285	13,913,221
DaVita Inc.(a)	14,597	1,490,792
HCA Healthcare Inc.	49,668	8,544,386
Henry Schein Inc.(a)	26,072	1,612,553
Humana Inc.	24,282	9,218,661
Laboratory Corp. of America Holdings(a)	17,816	4,274,237
Quest Diagnostics Inc.	24,569	2,839,931

		53,703,723

Health Care Technology — 0.3%
Cerner Corp.	56,253	3,889,332
Teladoc Health Inc.(a)	21,278	4,704,353

		8,593,685

Hotels, Restaurants & Leisure — 2.3%
Aramark	41,568	1,543,004
Darden Restaurants Inc.	23,798	3,268,179
Domino’s Pizza Inc.	7,198	2,494,179
Hilton Worldwide Holdings Inc.	50,906	6,296,054
McDonald’s Corp.	136,713	28,182,018
Royal Caribbean Cruises Ltd.	34,987	3,263,238
Starbucks Corp.	215,351	23,264,369
Vail Resorts Inc.	7,340	2,269,381

		70,580,422

Household Durables — 0.4%
Garmin Ltd.	26,238	3,254,037
Mohawk Industries Inc.(a)	11,072	1,937,489
Newell Brands Inc.	73,740	1,708,556
NVR Inc.(a)	654	2,943,549
Whirlpool Corp.	11,391	2,165,201

		12,008,832

Household Products — 2.6%
Clorox Co. (The)	23,091	4,180,626
Colgate-Palmolive Co.	149,410	11,235,632
Kimberly-Clark Corp.	62,389	8,006,380
Procter & Gamble Co. (The)	455,438	56,260,256

		79,682,894

Industrial Conglomerates — 0.9%
3M Co.	105,836	18,527,650
Roper Technologies Inc.	19,242	7,266,164

		25,793,814

Insurance — 3.2%
Allstate Corp. (The)	57,134	6,090,484
American Financial Group Inc./OH	13,732	1,465,204
American International Group Inc.	158,073	6,947,308
Aon PLC, Class A	42,376	9,649,439
Arch Capital Group Ltd.(a)	74,266	2,660,208
Arthur J Gallagher & Co.	35,287	4,227,383
Assurant Inc.	10,744	1,323,876
Chubb Ltd.	82,818	13,464,550
Erie Indemnity Co., Class A, NVS	4,648	1,125,281
Hartford Financial Services Group Inc. (The)	65,528	3,321,614
Lincoln National Corp.	35,352	2,010,468

44	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Loews Corp.	46,173	$2,207,531
Marsh & McLennan Companies Inc.	93,060	10,722,373
Principal Financial Group Inc.	50,221	2,841,504
Progressive Corp. (The)	107,446	9,234,984
Prudential Financial Inc.	72,658	6,300,902
Reinsurance Group of America Inc.	12,415	1,517,486
Travelers Companies Inc. (The)	46,477	6,762,404
Willis Towers Watson PLC	23,573	5,201,147

		97,074,146

Interactive Media & Services — 7.4%
Alphabet Inc., Class A(a)	55,162	111,532,599
Alphabet Inc., Class C, NVS(a)	54,472	110,951,838

		222,484,437

Internet & Direct Marketing Retail — 1.3%
Booking Holdings Inc.(a)(c)	7,514	17,496,424
eBay Inc.	128,034	7,223,679
MercadoLibre Inc.(a)	8,220	13,465,264

		38,185,367

IT Services — 5.8%
Accenture PLC, Class A	116,385	29,200,996
International Business Machines Corp.	163,492	19,444,104
Mastercard Inc., Class A	163,414	57,824,044
Visa Inc., Class A	310,519	65,951,130
Western Union Co. (The)	75,187	1,745,842

		174,166,116

Leisure Products — 0.1%
Hasbro Inc.	23,814	2,231,610

Life Sciences Tools & Services — 0.5%
Agilent Technologies Inc.	56,488	6,895,490
Mettler-Toledo International Inc.(a)	4,383	4,891,647
Waters Corp.(a)	11,316	3,099,226

		14,886,363

Machinery — 3.0%
Caterpillar Inc.	99,677	21,518,271
Cummins Inc.	27,156	6,875,899
Deere & Co.	54,623	19,069,982
Dover Corp.	26,338	3,246,422
IDEX Corp.	13,815	2,696,274
Illinois Tool Works Inc.	58,075	11,741,604
PACCAR Inc.	63,565	5,783,779
Parker-Hannifin Corp.	23,632	6,781,439
Pentair PLC	30,340	1,696,916
Snap-on Inc.	9,468	1,923,045
Stanley Black & Decker Inc.	29,398	5,139,946
Xylem Inc./NY	32,923	3,277,814

		89,751,391

Media — 0.4%
Cable One Inc.	880	1,685,068
Discovery Inc., Class A(a)(c)	29,269	1,552,135
Discovery Inc., Class C, NVS(a)	59,119	2,660,355
Liberty Broadband Corp., Class C, NVS(a)	29,102	4,351,040
Omnicom Group Inc.	39,309	2,701,708

		12,950,306

Metals & Mining — 0.4%
Newmont Corp.	147,401	8,015,667
Nucor Corp.	55,227	3,303,679

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	38,485	$1,600,206

		12,919,552

Multi-Utilities — 0.4%
CenterPoint Energy Inc.	99,667	1,937,526
Consolidated Edison Inc.	61,189	4,017,058
Sempra Energy	52,918	6,137,430

		12,092,014

Multiline Retail — 0.6%
Target Corp.	91,882	16,854,834

Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy Inc.(a)	41,531	2,798,774
Marathon Petroleum Corp.	119,037	6,501,801
ONEOK Inc.	81,259	3,598,961
Phillips 66	80,144	6,655,959
Valero Energy Corp.	74,595	5,742,323
Williams Companies Inc. (The)	222,003	5,070,549

		30,368,367

Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	41,565	11,881,771

Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	414,620	25,428,645
Jazz Pharmaceuticals PLC(a)	10,146	1,704,934
Johnson & Johnson	483,020	76,539,349
Merck & Co. Inc.	464,212	33,711,075
Zoetis Inc.	87,202	13,537,239

		150,921,242

Professional Services — 0.3%
IHS Markit Ltd.	69,436	6,260,350
Robert Half International Inc.	20,922	1,627,522

		7,887,872

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	61,333	4,647,201

Road & Rail — 1.8%
AMERCO	1,791	1,029,323
CSX Corp.	140,321	12,846,388
Kansas City Southern	17,260	3,664,988
Norfolk Southern Corp.	46,666	11,762,632
Union Pacific Corp.	124,184	25,576,937

		54,880,268

Semiconductors & Semiconductor Equipment — 5.7%
Applied Materials Inc.	167,570	19,805,098
Intel Corp.	751,903	45,700,664
Lam Research Corp.	26,642	15,111,076
NVIDIA Corp.	113,574	62,304,425
Texas Instruments Inc.	168,424	29,014,403

		171,935,666

Software — 14.1%
Adobe Inc.(a)	88,019	40,459,694
Autodesk Inc.(a)	40,233	11,104,308
Cadence Design Systems Inc.(a)	51,178	7,220,704
Citrix Systems Inc.	21,467	2,867,562
Intuit Inc.	48,209	18,808,259
Microsoft Corp.	1,317,843	306,240,356
salesforce.com Inc.(a)	166,967	36,148,356
VMware Inc., Class A(a)(c)	15,591	2,154,832

		425,004,071

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 3.8%
Advance Auto Parts Inc.	12,648	$2,028,107
Best Buy Co. Inc.	42,742	4,289,160
Burlington Stores Inc.(a)	12,105	3,133,016
CarMax Inc.(a)	30,107	3,598,088
Home Depot Inc. (The)	197,535	51,031,192
Lowe’s Companies Inc.	134,440	21,476,790
Ross Stores Inc.	65,320	7,618,925
TJX Companies Inc. (The)	220,004	14,518,064
Tractor Supply Co.	21,264	3,380,125
Ulta Beauty Inc.(a)	9,777	3,151,420

		114,224,887

Technology Hardware, Storage & Peripherals — 0.4%
Hewlett Packard Enterprise Co.	235,253	3,425,283
HP Inc.	252,010	7,300,730

		10,726,013

Textiles, Apparel & Luxury Goods — 1.4%
Lululemon Athletica Inc.(a)	22,714	7,079,500
Nike Inc., Class B	230,233	31,030,804
VF Corp.	60,588	4,794,328

		42,904,632

Trading Companies & Distributors — 0.4%
Fastenal Co.	104,936	4,865,882
United Rentals Inc.(a)	13,178	3,918,874
WW Grainger Inc.	8,331	3,105,047

		11,889,803

Water Utilities — 0.2%
American Water Works Co. Inc.	33,147	4,702,897

Security	Shares	Value

Water Utilities (continued)
Essential Utilities Inc.	42,605	$1,791,966

		6,494,863

Total Common Stocks — 99.8% (Cost: $2,337,228,034)		2,999,966,059

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(b)(d)(e)	3,267,676	3,269,636
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	4,556,000	4,556,000

		7,825,636

Total Short-Term Investments — 0.2% (Cost: $7,824,877)		7,825,636

Total Investments in Securities — 100.0% (Cost: $2,345,052,911)		3,007,791,695

Other Assets, Less Liabilities — (0.0)%		(765,768)

Net Assets — 100.0%		$3,007,025,927

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,263,030	$2,014,848	(a)	$—		$(6,670)	$(1,572)	$3,269,636	3,267,676	$21,718	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,756,000	—		(200,000	)(a)	—	—	4,556,000	4,556,000	1,571		—
BlackRock Inc.	15,006,268	2,706,879		(874,343)		305,177	2,289,518	19,433,499	27,982	187,925		—

						$298,507	$2,287,946	$27,259,135		$211,214		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

46	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG MSCI USA Leaders ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	32	03/19/21	$6,095	$(39,830)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$39,830

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$519,513

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(361,196)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,830,027

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,999,966,059	$—	$—	$2,999,966,059
Money Market Funds	7,825,636	—	—	7,825,636

	$3,007,791,695	$—	$—	$3,007,791,695

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(39,830)	$—	$—	$(39,830)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.2%
CSL Ltd.	19,407	$3,945,388
GPT Group (The)	117,633	388,875
Vicinity Centres	483,751	614,213

		4,948,476

Austria — 0.2%
Verbund AG	9,385	719,944

Belgium — 5.1%
Elia Group SA/NV	9,203	1,000,886
Etablissements Franz Colruyt NV	36,082	2,174,050
Umicore SA	290,486	17,157,121

		20,332,057

Canada — 2.0%
Ballard Power Systems Inc.(a)	2,368	66,588
Northland Power Inc.	41,550	1,386,641
West Fraser Timber Co. Ltd.	94,671	6,505,827

		7,959,056

Chile — 1.5%
Empresas CMPC SA	2,069,039	6,037,427

China — 9.6%
3SBio Inc.(a)(b)	198,000	197,047
Beijing Enterprises Water Group Ltd.	6,196,000	2,452,090
BYD Co. Ltd., Class A	27,300	831,110
BYD Co. Ltd., Class H	100,000	2,542,105
China Conch Venture Holdings Ltd.	227,500	1,011,782
China Education Group Holdings Ltd.	215,000	399,660
China Everbright Environment Group Ltd.	7,836,000	4,485,016
China Longyuan Power Group Corp. Ltd., Class H	819,000	1,218,362
China Medical System Holdings Ltd.	143,000	223,422
China Mengniu Dairy Co. Ltd.	622,000	3,399,718
Contemporary Amperex Technology Co. Ltd., Class A	9,100	452,525
CSPC Pharmaceutical Group Ltd.	933,520	974,754
Gotion High-tech Co. Ltd., Class A(a)	9,100	51,807
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	32,000	162,942
Kingsoft Cloud Holdings Ltd., ADR(a)	4,647	273,615
Koolearn Technology Holding Ltd.(a)(b)	39,000	109,096
LONGi Green Energy Technology Co. Ltd., Class A	29,900	482,010
NIO Inc., ADR(a)	154,811	7,087,248
Shimao Group Holdings Ltd.	1,958,500	6,450,615
Sino Biopharmaceutical Ltd.	733,000	815,458
Sungrow Power Supply Co. Ltd., Class A	8,900	118,779
Vinda International Holdings Ltd.	182,000	543,136
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	9,100	117,825
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	164,000	383,435
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(c)	127,504	272,847
Xinyi Solar Holdings Ltd.	400,000	840,493
XPeng Inc., ADR(a)(c)	11,844	403,999
Yadea Group Holdings Ltd.(b)	1,016,000	2,210,817

		38,511,713

Denmark — 7.3%
Genmab A/S(a)	1,731	584,888
H Lundbeck A/S	13,484	516,579
Novo Nordisk A/S, Class B	128,567	9,190,927
Orsted A/S(b)	19,589	3,191,156
ROCKWOOL International A/S, Class B	4,281	1,561,111

Security	Shares	Value

Denmark (continued)
Vestas Wind Systems A/S	75,810	$14,286,496

		29,331,157

France — 7.3%
Alstom SA(a)	271,716	13,634,298
Covivio	11,571	978,226
Gecina SA	3,098	431,313
Ipsen SA	6,924	593,767
Klepierre SA	79,272	1,881,108
Suez SA	401,197	8,400,282
Unibail-Rodamco-Westfield	45,376	3,349,807

		29,268,801

Germany — 2.2%
KION Group AG	47,564	4,037,859
Vonovia SE	77,177	4,940,548

		8,978,407

Hong Kong — 4.4%
Henderson Land Development Co. Ltd.	229,000	994,837
MTR Corp. Ltd.	298,500	1,791,227
Swire Properties Ltd.	145,600	468,294
WH Group Ltd.(b)	15,899,500	14,265,248

		17,519,606

India — 0.5%
Adani Green Energy Ltd.(a)	6,497	102,545
Colgate-Palmolive India Ltd.	10,204	219,563
Godrej Consumer Products Ltd.	20,319	189,793
Hindustan Unilever Ltd.	32,893	954,338
Marico Ltd.	32,438	175,488
Nestle India Ltd.	1,274	279,151

		1,920,878

Indonesia — 0.1%
Unilever Indonesia Tbk PT	437,200	214,916

Ireland — 0.2%
Horizon Therapeutics PLC(a)	9,203	836,645

Japan — 14.7%
Asahi Intecc Co. Ltd.	9,100	260,939
Central Japan Railway Co.	60,200	9,837,451
Chugai Pharmaceutical Co. Ltd.	28,800	1,287,539
Daiichi Sankyo Co. Ltd.	100,100	2,828,055
East Japan Railway Co.	218,600	16,121,083
Eisai Co. Ltd.	27,900	1,916,652
GLP J-REIT	146	236,527
Japan Real Estate Investment Corp.	78	475,145
Japan Retail Fund Investment Corp.	608	600,924
Kyowa Kirin Co. Ltd.	19,900	554,376
NH Foods Ltd.	164,200	6,912,305
Nippon Building Fund Inc.	108	659,921
Nippon Prologis REIT Inc.	115	351,887
Nisshin Seifun Group Inc.	131,600	2,115,926
Nissin Foods Holdings Co. Ltd.	21,600	1,632,063
Nomura Real Estate Master Fund Inc.	273	408,706
Ono Pharmaceutical Co. Ltd.	36,400	978,502
Shionogi & Co. Ltd.	21,100	1,072,032
Sysmex Corp.	8,600	894,791
Terumo Corp.	39,600	1,468,553
TOTO Ltd.	54,600	3,285,020
Toyo Suisan Kaisha Ltd.	62,000	2,642,012

48	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Impact ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Unicharm Corp.	63,700	$2,520,736

		59,061,145

Malaysia — 0.1%
PPB Group Bhd	49,500	230,409
QL Resources Bhd	169,100	256,940

		487,349

Mexico — 0.5%
Gruma SAB de CV, Class B	92,030	1,003,548
Kimberly-Clark de Mexico SAB de CV, Class A	510,200	816,154

		1,819,702

Netherlands — 0.3%
JDE Peet’s NV(a)	24,693	1,008,570

Norway — 0.6%
Mowi ASA	97,860	2,379,457

Saudi Arabia — 0.1%
Almarai Co. JSC	39,089	531,540

Singapore — 0.5%
CapitaLand Integrated Commercial Trust	510,240	805,824
City Developments Ltd.	127,400	705,169
Mapletree Commercial Trust(c)	209,500	321,411
Suntec REIT	114,400	124,750

		1,957,154

South Korea — 1.2%
Samsung SDI Co. Ltd.	8,200	4,919,270

Sweden — 2.7%
Essity AB, Class B	254,586	7,692,042
Svenska Cellulosa AB SCA, Class B(a)	177,498	3,069,200

		10,761,242

Switzerland — 0.5%
Geberit AG, Registered	3,735	2,212,203

Taiwan — 1.6%
Taiwan High Speed Rail Corp.	637,000	689,545
Uni-President Enterprises Corp.	2,459,000	5,932,853

		6,622,398

Thailand — 0.2%
BTS Group Holdings PCL, NVDR	2,460,200	751,677

United Kingdom — 11.3%
AstraZeneca PLC	149,616	14,527,430
Berkeley Group Holdings PLC	98,408	5,576,292
Johnson Matthey PLC	392,995	16,785,594
Pearson PLC	641,385	6,734,374
United Utilities Group PLC	141,143	1,695,478

		45,319,168

United States — 24.1%
ABIOMED Inc.(a)	1,456	472,545
Alexion Pharmaceuticals Inc.(a)	25,876	3,952,559
Alnylam Pharmaceuticals Inc.(a)	1,421	210,450
Amgen Inc.	55,855	12,562,907

Security	Shares	Value

United States (continued)
Baxter International Inc.	50,662	$3,935,931
BioMarin Pharmaceutical Inc.(a)	14,942	1,156,959
Boston Properties Inc.	25,785	2,556,067
Citrix Systems Inc.	22,414	2,994,062
Colgate-Palmolive Co.	84,376	6,345,075
DexCom Inc.(a)	3,280	1,304,718
Digital Realty Trust Inc.	39,089	5,266,461
Enphase Energy Inc.(a)	5,193	914,280
Healthpeak Properties Inc.	78,817	2,292,787
Hormel Foods Corp.	78,271	3,629,426
Incyte Corp.(a)	17,130	1,347,446
Insulet Corp.(a)	1,913	495,658
Jazz Pharmaceuticals PLC(a)	9,294	1,561,764
Kimberly-Clark Corp.	110,254	14,148,896
Plug Power Inc.(a)	10,843	524,584
Regeneron Pharmaceuticals Inc.(a)	9,749	4,392,607
Sarepta Therapeutics Inc.(a)	3,644	317,247
Seagen Inc.(a)	5,375	812,216
SolarEdge Technologies Inc.(a)	5,466	1,630,562
Sunrun Inc.(a)	14,396	900,902
Tesla Inc.(a)	21,138	14,278,719
Vertex Pharmaceuticals Inc.(a)	19,771	4,202,326
VMware Inc., Class A(a)(c)	10,386	1,435,449
Xylem Inc./NY	32,256	3,211,407

		96,854,010

Total Common Stocks — 100.0% (Cost: $364,806,672)		401,263,968

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)(f)	944,635	945,202
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,490,000	1,490,000

		2,435,202

Total Short-Term Investments — 0.6% (Cost: $2,435,202)		2,435,202

Total Investments in Securities — 100.6% (Cost: $367,241,874)		403,699,170

Other Assets, Less Liabilities — (0.6)%		(2,375,678)

Net Assets — 100.0%		$401,323,492

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Impact ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$798,117	$147,573	(a)	$—	$1,007	$(1,495)	$945,202	944,635	$27,376	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	670,000	820,000	(a)	—	—	—	1,490,000	1,490,000	185		—

					$1,007	$(1,495)	$2,435,202		$27,561		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	5	03/19/21	$541	$(14,454)
MSCI Emerging Markets E-Mini Index	4	03/19/21	268	(8,479)
S&P 500 E-Mini Index	1	03/19/21	190	(3,967)

				$(26,900)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$26,900

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$96,567

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,629)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$741,782

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

50	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Global Impact ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$400,512,291	$751,677	$—	$401,263,968
Money Market Funds	2,435,202	—	—	2,435,202

	$402,947,493	$751,677	$—	$403,699,170

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,900)	$—	$—	$(26,900)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares ESG Aware MSCI EAFE ETF	iShares ESG Aware MSCI USA ETF	iShares ESG Aware MSCI USA Small-Cap ETF	iShares ESG MSCI EM Leaders ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,554,847,549	$14,034,694,332	$655,237,626	$845,170,802
Affiliated(c)	7,955,462	133,816,417	23,724,904	3,770,478
Cash	3,290	6,731	11,642	7,594,140
Foreign currency, at value(d)	7,400,496	—	—	1,233,542
Cash pledged:
Futures contracts	—	3,716,000	—	110,000
Foreign currency collateral pledged:
Futures contracts(e)	1,210,914	—	—	—
Receivables:
Investments sold	217,193,018	560,094,674	26,894,639	17,991,666
Securities lending income — Affiliated	1,803	130,136	7,502	18,159
Capital shares sold	600,937	2,032,300	232,959	—
Dividends	5,518,021	18,863,646	359,088	1,282,902
Tax reclaims	1,914,042	—	—	18,698

Total assets	4,796,645,532	14,753,354,236	706,468,360	877,190,387

LIABILITIES
Collateral on securities loaned, at value	7,178,987	23,477,173	21,648,122	3,773,607
Deferred foreign capital gain tax	—	—	—	2,598,173
Payables:
Investments purchased	211,244,213	581,851,553	27,192,558	19,758,570
Variation margin on futures contracts	275,608	309,596	—	20,695
Bank borrowings	—	—	—	5,282,492
Capital shares redeemed	1,763,433	5,617,019	313,688	—
Investment advisory fees	691,480	1,623,381	82,447	108,613

Total liabilities	221,153,721	612,878,722	49,236,815	31,542,150

NET ASSETS	$4,575,491,811	$14,140,475,514	$657,231,545	$845,648,237

NET ASSETS CONSIST OF:
Paid-in capital	$3,950,127,900	$11,631,897,980	$481,161,401	$702,805,904
Accumulated earnings	625,363,911	2,508,577,534	176,070,144	142,842,333

NET ASSETS	$4,575,491,811	$14,140,475,514	$657,231,545	$845,648,237

Shares outstanding	61,800,000	161,150,000	17,400,000	13,600,000

Net asset value	$74.04	$87.75	$37.77	$62.18

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$6,829,362	$23,645,610	$21,005,381	$3,590,298
(b) Investments, at cost — Unaffiliated	$3,835,908,248	$11,991,323,109	$502,703,904	$689,025,200
(c) Investments, at cost — Affiliated	$7,955,462	$121,774,342	$23,719,812	$3,770,478
(d) Foreign currency, at cost	$7,387,045	$—	$—	$1,258,156
(e) Foreign currency collateral pledged, at cost	$1,233,554	$—	$—	$—

See notes to financial statements

52	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

February 28, 2021

	iShares ESG MSCI USA Leaders ETF	iShares MSCI Global Impact ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,980,532,560	$401,263,968
Affiliated(c)	27,259,135	2,435,202
Cash	8,868	698,176
Foreign currency, at value(d)	—	1,982,077
Cash pledged:
Futures contracts	456,000	163,000
Receivables:
Investments sold	8,975,071	44,435,515
Securities lending income — Affiliated	12,397	1,802
Capital shares sold	—	2,365,068
Dividends	4,319,930	203,015
Tax reclaims	—	29,761

Total assets	3,021,563,961	453,577,584

LIABILITIES
Collateral on securities loaned, at value	3,276,972	945,544
Deferred foreign capital gain tax	—	328
Payables:
Investments purchased	10,986,234	50,423,907
Variation margin on futures contracts	40,079	24,463
Bank borrowings	—	190,018
Capital shares redeemed	—	521,237
Investment advisory fees	234,749	148,595

Total liabilities	14,538,034	52,254,092

NET ASSETS	$3,007,025,927	$401,323,492

NET ASSETS CONSIST OF:
Paid-in capital	$2,333,901,619	$350,255,570
Accumulated earnings	673,124,308	51,067,922

NET ASSETS	$3,007,025,927	$401,323,492

Shares outstanding	45,300,000	4,300,000

Net asset value	$66.38	$93.33

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,200,094	$892,854
(b) Investments, at cost — Unaffiliated	$2,322,908,136	$364,806,672
(c) Investments, at cost — Affiliated	$22,144,775	$2,435,202
(d) Foreign currency, at cost	$—	$1,978,996

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares ESG Aware MSCI EAFE ETF	iShares ESG Aware MSCI USA ETF	iShares ESG Aware MSCI USA Small-Cap ETF	iShares ESG MSCI EM Leaders ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$30,430,868	$92,326,797	$3,253,738	$4,301,657
Dividends — Affiliated	394	557,081	264	575
Securities lending income — Affiliated — net	75,674	182,958	74,910	41,226
Foreign taxes withheld	(2,384,816)	(8,705)	(1,268)	(603,078)

Total investment income	28,122,120	93,058,131	3,327,644	3,740,380

EXPENSES
Investment advisory fees	3,663,878	8,792,237	396,214	609,300
Commitment fees	—	—	—	12,125
Interest expense	—	—	—	1,480

Total expenses	3,663,878	8,792,237	396,214	622,905

Net investment income	24,458,242	84,265,894	2,931,430	3,117,475

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(2,478,703)	(82,059,405)	(2,821,455)	(2,009,047)
Investments — Affiliated	(8,723)	(32,826)	(3,788)	(1,753)
In-kind redemptions — Unaffiliated	7,017,699	625,231,261	36,237,161	3,769,170
In-kind redemptions — Affiliated	—	2,597,453	—	—
Futures contracts	2,781,934	2,448,055	—	107,683
Foreign currency transactions	503,163	—	—	(90,097)

Net realized gain	7,815,370	548,184,538	33,411,918	1,775,956

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	450,780,229	672,576,896	116,030,812	141,278,407
Investments — Affiliated	860	5,537,649	(2,837)	79
Futures contracts	(137,000)	(1,948,728)	—	(64,357)
Foreign currency translations	(221,935)	—	—	(57,226)

Net change in unrealized appreciation (depreciation)	450,422,154	676,165,817	116,027,975	141,156,903

Net realized and unrealized gain	458,237,524	1,224,350,355	149,439,893	142,932,859

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$482,695,766	$1,308,616,249	$152,371,323	$146,050,334

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$42,106
(b) Net of deferred foreign capital gain tax of	$—	$—	$—	$(2,255,526)

See notes to financial statements.

54	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended February 28, 2021

	iShares ESG MSCI USA Leaders ETF	iShares MSCI Global Impact ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$22,278,195	$1,242,238
Dividends — Affiliated	189,496	185
Securities lending income — Affiliated — net	21,718	27,376
Foreign taxes withheld	—	(45,682)

Total investment income	22,489,409	1,224,117

EXPENSES
Investment advisory fees	1,358,665	653,694
Commitment fees	—	712
Interest expense	—	121

Total expenses	1,358,665	654,527

Net investment income	21,130,744	569,590

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(9,418,842)	(5,596,199)
Investments — Affiliated	(9,139)	1,007
In-kind redemptions — Unaffiliated	39,916,340	24,342,696
In-kind redemptions — Affiliated	307,646	—
Futures contracts	519,513	96,567
Foreign currency transactions	—	17,436

Net realized gain	31,315,518	18,861,507

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	224,888,133	11,215,549
Investments — Affiliated	2,287,946	(1,495)
Futures contracts	(361,196)	(28,629)
Foreign currency translations	—	(17,004)

Net change in unrealized appreciation (depreciation)	226,814,883	11,168,421

Net realized and unrealized gain	258,130,401	30,029,928

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$279,261,145	$30,599,518

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$2,602
(b) Net of deferred foreign capital gain tax of	$—	$540

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares ESG Aware MSCI EAFE ETF		iShares ESG Aware MSCI USA ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,458,242	$43,750,799	$84,265,894	$71,524,731
Net realized gain (loss)	7,815,370	(76,351,480)	548,184,538	120,900,974
Net change in unrealized appreciation (depreciation)	450,422,154	256,704,002	676,165,817	1,360,676,148

Net increase in net assets resulting from operations	482,695,766	224,103,321	1,308,616,249	1,553,101,853

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(32,198,666)	(35,253,292)	(76,616,220)	(48,261,940)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,099,476,203	1,918,888,942	3,917,330,131	7,190,400,935

NET ASSETS
Total increase in net assets	1,549,973,303	2,107,738,971	5,149,330,160	8,695,240,848
Beginning of period	3,025,518,508	917,779,537	8,991,145,354	295,904,506

End of period	$4,575,491,811	$3,025,518,508	$14,140,475,514	$8,991,145,354

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares ESG Aware MSCI USA Small-Cap ETF		iShares ESG MSCI EM Leaders ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Period From 02/05/20 to 08/31/20 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,931,430	$2,070,608	$3,117,475	$9,624,890
Net realized gain (loss)	33,411,918	(7,511,367)	1,775,956	(9,867,055)
Net change in unrealized appreciation (depreciation)	116,027,975	35,550,785	141,156,903	12,292,446

Net increase in net assets resulting from operations	152,371,323	30,110,026	146,050,334	12,050,281

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(3,045,839)	(1,531,147)	(10,903,446)	(4,354,836)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	141,567,015	280,096,417	62,532,810	640,273,094

NET ASSETS
Total increase in net assets	290,892,499	308,675,296	197,679,698	647,968,539
Beginning of period	366,339,046	57,663,750	647,968,539	—

End of period	$657,231,545	$366,339,046	$845,648,237	$647,968,539

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares ESG MSCI USA Leaders ETF		iShares MSCI Global Impact ETF

	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,130,744	$33,632,577	$569,590	$1,659,880
Net realized gain (loss)	31,315,518	(962,704)	18,861,507	16,414,488
Net change in unrealized appreciation (depreciation)	226,814,883	391,890,722	11,168,421	22,785,059

Net increase in net assets resulting from operations	279,261,145	424,560,595	30,599,518	40,859,427

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,692,320)	(31,557,896)	(1,243,796)	(1,233,842)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	184,229,455	592,159,848	196,363,922	81,803,802

NET ASSETS
Total increase in net assets	442,798,280	985,162,547	225,719,644	121,429,387
Beginning of period	2,564,227,647	1,579,065,100	175,603,848	54,174,461

End of period	$3,007,025,927	$2,564,227,647	$401,323,492	$175,603,848

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI EAFE ETF

	Six Months Ended						Period From
	02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	06/28/16	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17	to 08/31/16

Net asset value, beginning of period	$65.21		$62.01	$65.51	$64.28	$55.84	$50.87

Net investment income(b)	0.46		1.53	2.12	2.16	1.87	0.16
Net realized and unrealized gain (loss)(c)	8.98		2.85	(3.92)	0.83	7.68	4.81

Net increase (decrease) from investment operations	9.44		4.38	(1.80)	2.99	9.55	4.97

Distributions(d)
From net investment income		(0.61)	(1.18)	(1.70)	(1.76)	(1.11)	—

Total distributions		(0.61)	(1.18)	(1.70)	(1.76)	(1.11)	—

Net asset value, end of period	$74.04		$65.21	$62.01	$65.51	$64.28	$55.84

Total Return
Based on net asset value	14.51	%(e)	7.12%	(2.68)%	4.64%	17.16%	9.79	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.38%	0.40	%(f)

Net investment income	1.34	%(f)	2.47%	3.39%	3.22%	3.10%	1.67	%(f)

Supplemental Data
Net assets, end of period (000)	$4,575,492		$3,025,519	$917,780	$360,309	$122,123	$5,584

Portfolio turnover rate(g)	14	%(e)	30%	26%	24%	9%	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI USA ETF

	Six Months Ended					Period From
	02/28/21		Year Ended	Year Ended	Year Ended	12/01/16	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18	to 08/31/17

Net asset value, beginning of period	$79.74		$64.33	$63.85	$54.15	$47.79

Net investment income(b)	0.59		1.22	1.17	1.09	0.71
Net realized and unrealized gain(c)	7.99		15.13	0.40	9.52	6.22

Net increase from investment operations	8.58		16.35	1.57	10.61	6.93

Distributions(d)

From net investment income		(0.57)	(0.94)	(1.09)	(0.80)		(0.57)
From net realized gain	—		—	—	(0.11)	—

Total distributions		(0.57)	(0.94)	(1.09)	(0.91)		(0.57)

Net asset value, end of period	$87.75		$79.74	$64.33	$63.85	$54.15

Total Return
Based on net asset value	10.84	%(e)	25.79%	2.59%	19.79%	14.55	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15%	0.15%	0.27	%(f)

Net investment income	1.44	%(f)	1.76%	1.88%	1.83%	1.85	%(f)

Supplemental Data
Net assets, end of period (000)	$14,140,476		$8,991,145	$295,905	$98,974	$10,830

Portfolio turnover rate(g)	10	%(e)	38%	27%	28%	22	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware MSCI USA Small-Cap ETF

	Six Months Ended				Period From
	02/28/21		Year Ended	Year Ended	04/10/18	(a)
	(unaudited)		08/31/20	08/31/19	to 08/31/18

Net asset value, beginning of period	$27.34		$26.21	$28.76	$25.47

Net investment income(b)	0.20		0.33	0.36	0.12
Net realized and unrealized gain (loss)(c)	10.44		1.10	(2.58)	3.23

Net increase (decrease) from investment operations	10.64		1.43	(2.22)	3.35

Distributions(d)

From net investment income		(0.21)	(0.30)	(0.33)		(0.06)

Total distributions		(0.21)	(0.30)	(0.33)		(0.06)

Net asset value, end of period	$37.77		$27.34	$26.21	$28.76

Total Return
Based on net asset value	39.15	%(e)	5.57%	(7.69)%	13.16	%(e)

Ratios to Average Net Assets
Total expenses	0.17	%(f)	0.17%	0.17%	0.17	%(f)

Net investment income	1.26	%(f)	1.32%	1.35%	1.17	%(f)

Supplemental Data
Net assets, end of period (000)	$657,232		$366,339	$57,664	$11,506

Portfolio turnover rate(g)	17	%(e)	50%	34%	15	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI EM Leaders ETF

	Six Months Ended		Period From
	02/28/21		02/05/20	(a)
	(unaudited)		to 08/31/20

Net asset value, beginning of period	$51.84		$51.43

Net investment income(b)	0.24		0.79
Net realized and unrealized gain (loss)(c)	10.88			(0.03)

Net increase from investment operations	11.12		0.76

Distributions(d)
From net investment income		(0.78)		(0.35)

Total distributions		(0.78)		(0.35)

Net asset value, end of period	$62.18		$51.84

Total Return
Based on net asset value	21.61	%(e)	1.54	%(e)

Ratios to Average Net Assets
Total expenses	0.16	%(f)	0.16	%(f)

Net investment income	0.82	%(f)	3.04	%(f)

Supplemental Data
Net assets, end of period (000)	$845,648		$647,969

Portfolio turnover rate(g)	11	%(e)	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Leaders ETF

	Six Months Ended			Period From
	02/28/21		Year Ended	05/07/19	(a)
	(unaudited)		08/31/20	to 08/31/19

Net asset value, beginning of period	$60.55		$50.77	$49.23

Net investment income(b)	0.48		0.94	0.32
Net realized and unrealized gain(c)	`5.83		9.75	1.34

Net increase from investment operations	6.31		10.69	1.66

Distributions(d)
From net investment income		(0.48)	(0.91)		(0.12)

Total distributions		(0.48)	(0.91)		(0.12)

Net asset value, end of period	$66.38		$60.55	$50.77

Total Return
Based on net asset value	10.52	%(e)	21.45%	3.38	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10%	0.11	%(f)

Total expenses after fees waived	0.10	%(f)	0.10%	0.10	%(f)

Net investment income	1.56	%(f)	1.77%	2.00	%(f)

Supplemental Data
Net assets, end of period (000)	$3,007,026		$2,564,228	$1,579,065

Portfolio turnover rate(g)	4	%(e)	9%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Global Impact ETF

	Six Months Ended						Period From
	02/28/21		Year Ended	Year Ended	Year Ended	Year Ended	04/20/16	(a)
	(unaudited)		08/31/20	08/31/19	08/31/18	08/31/17	to 08/31/16

Net asset value, beginning of period	$81.68		$57.03	$58.35	$55.92	$49.61	$48.70

Net investment income(b)	0.19		1.19	1.02	1.32	1.05	0.49
Net realized and unrealized gain (loss)(c)	11.87		24.32	(1.29)	2.65	6.44	0.65

Net increase (decrease) from investment operations	12.06		25.51	(0.27)	3.97	7.49	1.14

Distributions(d)
From net investment income		(0.41)	(0.86)	(1.05)	(1.54)	(1.18)		(0.23)

Total distributions		(0.41)	(0.86)	(1.05)	(1.54)	(1.18)		(0.23)

Net asset value, end of period	$93.33		$81.68	$57.03	$58.35	$55.92	$49.61

Total Return
Based on net asset value	14.85	%(e)	45.10%	(0.40)%	7.16%	15.27%	2.38	%(e)

Ratios to Average Net Assets
Total expenses	0.49	%(f)	0.49%	0.49%	0.49%	0.49%	0.49	%(f)

Net investment income	0.43	%(f)	1.82%	1.79%	2.26%	2.05%	2.76	%(f)

Supplemental Data
Net assets, end of period (000)	$401,323		$175,604	$54,174	$37,928	$25,164	$14,884

Portfolio turnover rate(g)	32	%(e)	47%	43%	36%	32%	28	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG Aware MSCI EAFE	Diversified
ESG Aware MSCI USA	Diversified
ESG Aware MSCI USA Small-Cap	Non-diversified
ESG MSCI EM Leaders	Non-diversified
ESG MSCI USA Leaders	Non-diversified
MSCI Global Impact	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

66	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG Aware MSCI EAFE
HSBC Bank PLC	$2,836,858	$2,836,858		$—	$—
Morgan Stanley & Co. LLC	3,992,504	3,992,504		—	—

	$6,829,362	$6,829,362		$—	$—

ESG Aware MSCI USA
Barclays Bank PLC	$1,129,176	$1,129,176		$—	$—
Citigroup Global Markets Inc.	17,672,323	17,392,801		—	(279,522	)(b)
State Street Bank & Trust Company	4,728,497	4,728,497		—	—
UBS AG	115,614	113,546		—	(2,068	)(b)

	$23,645,610	$23,364,020		$—	$(281,590)

ESG Aware MSCI USA Small-Cap
Barclays Capital Inc.	$42,518	$42,518		$—	$—
BMO Capital Markets	83,008	82,727		—	(281	)(b)
BofA Securities, Inc.	2,361,195	2,348,833		—	(12,362	)(b)
Citigroup Global Markets Inc.	2,765,433	2,765,433		—	—
Credit Suisse Securities (USA) LLC	1,312,062	1,312,062		—	—
HSBC Bank PLC	918,257	918,257		—	—
Jefferies LLC	143,488	136,778		—	(6,710	)(b)
Morgan Stanley & Co. LLC	9,471,624	9,471,624		—	—
National Financial Services LLC	1,373,778	1,360,208		—	(13,570	)(b)
Pershing LLC	139,184	139,184		—	—
State Street Bank & Trust Company	129,508	129,508		—	—
TD Prime Services LLC	736,960	736,960		—	—
UBS AG	1,528,366	1,528,366		—	—

	$21,005,381	$20,972,458		$—	$(32,923)

ESG MSCI EM Leaders
JPMorgan Securities LLC	$66,596	$66,596		$—	$—
Morgan Stanley & Co. International PLC	1,001,698	1,001,698		—	—
Morgan Stanley & Co. LLC	48,237	48,237		—	—
Nomura Securities International Inc.	197,631	197,631		—	—
Virtu Americas LLC	2,276,136	2,276,136		—	—

	$3,590,298	$3,590,298		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

ESG MSCI USA Leaders
BNP Paribas Securities Corp.	$516,883	$511,371		$—	$(5,512	)(b)
BofA Securities, Inc.	2,337,415	2,337,415		—	—
Goldman Sachs & Co.	329,051	324,922		—	(4,129	)(b)
JPMorgan Securities LLC	8,591	8,499		—	(92	)(b)
UBS Securities LLC	8,154	8,154		—	—

	$3,200,094	$3,190,361		$—	$(9,733)

MSCI Global Impact
Barclays Bank PLC	$188,109	$188,109		$—	$—
JPMorgan Securities LLC	406,624	406,624		—	—
Morgan Stanley & Co. LLC	76,709	76,709		—	—
Nomura Securities International Inc.	13,821	13,821		—	—
SG Americas Securities LLC	207,591	207,591		—	—

	$892,854	$892,854		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

68	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG Aware MSCI EAFE	0.20%
ESG Aware MSCI USA	0.15
ESG Aware MSCI USA Small-Cap	0.17
ESG MSCI EM Leaders	0.16
ESG MSCI USA Leaders	0.10
MSCI Global Impact	0.49

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of the iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF and iShares ESG MSCI USA Leaders ETF (the “Group 1 Funds”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of the iShares ESG Aware MSCI EAFE ETF, iShares ESG MSCI EM Leaders ETF and iShares MSCI Global Impact ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, each Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

ESG Aware MSCI EAFE	$19,795
ESG Aware MSCI USA	62,137
ESG Aware MSCI USA Small-Cap	27,541
ESG MSCI EM Leaders	9,939
ESG MSCI USA Leaders	7,896
MSCI Global Impact	6,403

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

ESG Aware MSCI EAFE	$132,347,607	$185,935,708	$(4,403,373)
ESG Aware MSCI USA	253,939,921	406,434,155	(28,955,650)
ESG Aware MSCI USA Small-Cap	17,364,061	16,277,147	(817,808)
ESG MSCI EM Leaders	10,813,244	1,884,095	(153,905)
ESG MSCI USA Leaders	60,949,980	42,441,970	(7,514,866)
MSCI Global Impact	22,902,852	22,772,487	(2,641,882)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware MSCI EAFE	$541,299,606	$495,255,362
ESG Aware MSCI USA	1,214,748,100	1,202,065,765
ESG Aware MSCI USA Small-Cap	82,537,757	78,794,622
ESG MSCI EM Leaders	122,253,460	79,965,604
ESG MSCI USA Leaders	117,120,264	118,936,055
MSCI Global Impact	131,217,843	87,578,636

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware MSCI EAFE	$1,064,169,397	$20,448,993
ESG Aware MSCI USA	6,032,702,887	2,130,792,988
ESG Aware MSCI USA Small-Cap	228,779,880	91,481,111
ESG MSCI EM Leaders	24,454,912	13,161,202
ESG MSCI USA Leaders	306,545,395	120,899,008
MSCI Global Impact	211,102,664	57,735,928

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

70	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware MSCI EAFE	$97,367,379
ESG Aware MSCI USA	120,119,946
ESG Aware MSCI USA Small-Cap	10,085,592
ESG MSCI EM Leaders	10,436,510
ESG MSCI USA Leaders	26,461,692
MSCI Global Impact	3,080,222

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware MSCI EAFE	$3,857,882,371	$756,951,153	$(52,091,669)	$704,859,484
ESG Aware MSCI USA	12,118,294,015	2,179,489,302	(129,472,085)	2,050,017,217
ESG Aware MSCI USA Small-Cap	527,695,101	155,539,744	(4,272,315)	151,267,429
ESG MSCI EM Leaders	694,190,581	194,376,232	(39,666,601)	154,709,631
ESG MSCI USA Leaders	2,346,720,263	687,684,060	(26,652,458)	661,031,602
MSCI Global Impact	368,363,506	40,993,040	(5,684,276)	35,308,764

9.	LINE OF CREDIT

The iShares ESG MSCI EM Leaders ETF and iShares MSCI Global Impact ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

ESG MSCI EM Leaders	$5,282,000	$248,291	1.14%
MSCI Global Impact	190,000	20,746	1.15

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

72	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware MSCI EAFE
Shares sold	15,700,000	$1,121,688,646	32,200,000	$1,957,484,272
Shares redeemed	(300,000)	(22,212,443)	(600,000)	(38,595,330)

Net increase	15,400,000	$1,099,476,203	31,600,000	$1,918,888,942

ESG Aware MSCI USA
Shares sold	73,300,000	$6,061,346,263	127,450,000	$8,513,896,093
Shares redeemed	(24,900,000)	(2,144,016,132)	(19,300,000)	(1,323,495,158)

Net increase	48,400,000	$3,917,330,131	108,150,000	$7,190,400,935

ESG Aware MSCI USA Small-Cap
Shares sold	6,900,000	$234,533,207	11,500,000	$286,941,456
Shares redeemed	(2,900,000)	(92,966,192)	(300,000)	(6,845,039)

Net increase	4,000,000	$141,567,015	11,200,000	$280,096,417

ESG MSCI EM Leaders
Shares sold	1,600,000	$92,937,974	12,500,000	$640,273,094
Shares redeemed	(500,000)	(30,405,164)	—	—

Net increase	1,100,000	$62,532,810	12,500,000	$640,273,094

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

ESG MSCI USA Leaders
Shares sold	4,850,000	$307,015,697	14,250,000	$755,760,037
Shares redeemed	(1,900,000)	(122,786,242)	(3,000,000)	(163,600,189)

Net increase	2,950,000	$184,229,455	11,250,000	$592,159,848

MSCI Global Impact
Shares sold	2,800,000	$254,946,865	1,550,000	$107,653,071
Shares redeemed	(650,000)	(58,582,943)	(350,000)	(25,849,269)

Net increase	2,150,000	$196,363,922	1,200,000	$81,803,802

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware MSCI EAFE ETF, iShares ESG Aware MSCI USA ETF, iShares ESG Aware MSCI USA Small-Cap ETF, iShares ESG MSCI EM Leaders ETF, iShares ESG MSCI USA Leaders ETF and iShares MSCI Global Impact ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	75

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware MSCI EAFE(a)	$0.589851	$—	$0.017671	$0.607522	97%	—%	3%	100%
ESG Aware MSCI USA(a)	0.527329	—	0.047283	0.574612	92	—	8	100
ESG Aware MSCI USA Small-Cap(a)	0.163971	—	0.050911	0.214882	76	—	24	100
ESG MSCI EM Leaders(a)	0.603726	—	0.177883	0.781609	77	—	23	100
ESG MSCI USA Leaders(a)	0.440481	—	0.042254	0.482735	91	—	9	100
MSCI Global Impact(a)	0.362280	—	0.045522	0.407802	89	—	11	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

76	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	77

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

78	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-817-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Japan Equal Weighted ETF | EWJE | NASDAQ
•	iShares MSCI Japan Value ETF | EWJV | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® MSCI Japan Equal Weighted ETF

Investment Objective

The iShares MSCI Japan Equal Weighted ETF (the “Fund”) seeks to track the investment results of an index composed of equal weighted Japanese equities, as represented by the MSCI Japan Equal Weighted Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	14.08%	24.59%	10.41%	24.59%	21.77%
Fund Market	15.53	28.20	11.05	28.20	23.17
Index	14.11	24.24	10.19	24.24	21.26

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,140.80	$0.80	$1,000.00	$1,024.10	$0.75	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	23.3%
Consumer Discretionary	14.5
Information Technology	11.9
Consumer Staples	10.2
Financials	8.9
Materials	8.3
Health Care	7.7
Real Estate	6.1
Communication Services	5.1
Utilities	2.8
Energy	1.2

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Tokyo Electron Ltd.	0.5%
Sharp Corp.	0.5
SoftBank Group Corp.	0.5
SUMCO Corp.	0.5
Nippon Yusen KK	0.4
Toyota Industries Corp.	0.4
ABC-Mart Inc.	0.4
Nitto Denko Corp.	0.4
Murata Manufacturing Co. Ltd.	0.4
Lixil Corp.	0.4

(a)	Excludes money market funds.

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Fund Summary as of February 28, 2021	iShares® MSCI Japan Value ETF

Investment Objective

The iShares MSCI Japan Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities with value characteristics and relatively lower valuations, as represented by the MSCI Japan Value Index (USD) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	17.80%	18.68%	8.35%	18.68%	17.30%
Fund Market	19.55	22.47	9.20	22.47	19.14
Index	17.90	18.63	8.21	18.63	16.97

The inception date of the Fund was 3/5/19. The first day of secondary market trading was 3/7/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,178.00	$0.81	$1,000.00	$1,024.10	$0.75	0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	20.6%
Consumer Discretionary	18.8
Financials	17.1
Communication Services	11.3
Information Technology	7.8
Real Estate	6.9
Materials	5.8
Consumer Staples	4.8
Health Care	3.5
Utilities	2.4
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Toyota Motor Corp.	7.7%
SoftBank Group Corp.	4.8
Mitsubishi UFJ Financial Group Inc.	3.1
KDDI Corp.	2.4
Honda Motor Co. Ltd.	2.2
Sumitomo Mitsui Financial Group Inc.	2.2
Softbank Corp.	1.9
Mitsubishi Corp.	1.9
Mizuho Financial Group Inc.	1.7
Mitsui & Co. Ltd.	1.7

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.6%
SG Holdings Co. Ltd.	1,000	$22,977
Yamato Holdings Co. Ltd.	1,000	26,300

		49,277

Airlines — 0.6%
ANA Holdings Inc.(a)	800	19,178
Japan Airlines Co. Ltd.(a)	1,000	23,747

		42,925

Auto Components — 3.1%
Aisin Seiki Co. Ltd.	800	27,220
Bridgestone Corp.	600	23,433
Denso Corp.	400	23,983
Koito Manufacturing Co. Ltd.	400	26,657
NGK Spark Plug Co. Ltd.	1,400	23,679
Stanley Electric Co. Ltd.	800	23,691
Sumitomo Electric Industries Ltd.	2,000	29,031
Toyoda Gosei Co. Ltd.	1,000	25,915
Toyota Industries Corp.	400	34,166

		237,775

Automobiles — 2.6%
Honda Motor Co. Ltd.	800	21,862
Isuzu Motors Ltd.	2,400	25,095
Mazda Motor Corp.	3,000	23,625
Nissan Motor Co. Ltd.(a)	4,600	24,814
Subaru Corp.	1,200	22,397
Suzuki Motor Corp.	600	25,900
Toyota Motor Corp.	400	29,559
Yamaha Motor Co. Ltd.	1,400	30,473

		203,725

Banks — 3.9%
Bank of Kyoto Ltd. (The)	400	23,991
Chiba Bank Ltd. (The)	4,200	26,767
Concordia Financial Group Ltd.	6,600	25,461
Fukuoka Financial Group Inc.	1,200	21,569
Japan Post Bank Co. Ltd.	2,600	24,746
Mitsubishi UFJ Financial Group Inc.	5,400	28,282
Mizuho Financial Group Inc.	1,680	24,583
Resona Holdings Inc.	6,400	25,693
Shinsei Bank Ltd.	1,800	25,681
Shizuoka Bank Ltd. (The)	3,200	23,368
Sumitomo Mitsui Financial Group Inc.	800	28,098
Sumitomo Mitsui Trust Holdings Inc.	800	26,296

		304,535

Beverages — 1.5%
Asahi Group Holdings Ltd.	600	25,973
Coca-Cola Bottlers Japan Holdings Inc.	1,200	20,612
Ito En Ltd.	400	22,076
Kirin Holdings Co. Ltd.	1,200	23,524
Suntory Beverage & Food Ltd.	600	20,528

		112,713

Biotechnology — 0.4%
PeptiDream Inc.(a)	600	28,553

Building Products — 1.4%
AGC Inc.	800	29,285
Daikin Industries Ltd.	100	19,448
Lixil Corp.	1,200	33,644

Security	Shares	Value

Building Products (continued)
TOTO Ltd.	400	$24,066

		106,443

Capital Markets — 1.3%
Daiwa Securities Group Inc.	5,400	26,235
Japan Exchange Group Inc.	1,000	21,527
Nomura Holdings Inc.	4,800	27,879
SBI Holdings Inc.	1,000	27,764

		103,405

Chemicals — 6.0%
Air Water Inc.	1,600	26,311
Asahi Kasei Corp.	2,600	27,967
JSR Corp.	1,000	29,801
Kansai Paint Co. Ltd.	1,000	26,112
Kuraray Co. Ltd.	2,200	24,614
Mitsubishi Chemical Holdings Corp.	4,200	29,164
Mitsubishi Gas Chemical Co. Inc.	1,400	32,576
Mitsui Chemicals Inc.	1,000	30,787
Nippon Paint Holdings Co. Ltd.	200	14,868
Nippon Sanso Holdings Corp.	1,400	26,268
Nissan Chemical Corp.	400	21,738
Nitto Denko Corp.	400	34,128
Shin-Etsu Chemical Co. Ltd.	200	32,570
Sumitomo Chemical Co. Ltd.	6,800	32,870
Teijin Ltd.	1,400	24,047
Toray Industries Inc.	4,600	30,077
Tosoh Corp.	1,400	25,624

		469,522

Commercial Services & Supplies — 1.2%
Dai Nippon Printing Co. Ltd.	1,200	21,558
Secom Co. Ltd.	200	17,319
Sohgo Security Services Co. Ltd.	600	27,032
Toppan Printing Co. Ltd.	1,800	28,249

		94,158

Construction & Engineering — 1.2%
Kajima Corp.	1,800	22,943
Obayashi Corp.	2,600	22,281
Shimizu Corp.	3,200	24,179
Taisei Corp.	600	21,147

		90,550

Construction Materials — 0.3%
Taiheiyo Cement Corp.	1,000	24,892

Consumer Finance — 0.3%
Acom Co. Ltd.	5,400	24,075

Diversified Financial Services — 1.1%
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,400	28,941
ORIX Corp.	1,800	30,437
Tokyo Century Corp.	400	26,056

		85,434

Diversified Telecommunication Services — 0.3%
Nippon Telegraph & Telephone Corp.	1,000	25,887

Electric Utilities — 1.9%
Chubu Electric Power Co. Inc.	2,000	24,545
Chugoku Electric Power Co. Inc. (The)	2,200	26,246
Kansai Electric Power Co. Inc. (The)	2,600	25,929
Kyushu Electric Power Co. Inc.	2,600	22,330
Tohoku Electric Power Co. Inc.	2,600	22,866

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	7,000	$22,470

		144,386

Electrical Equipment — 1.1%
Fuji Electric Co. Ltd.	800	33,189
Mitsubishi Electric Corp.	1,800	26,500
Nidec Corp.	200	25,380

		85,069

Electronic Equipment, Instruments & Components — 3.6%
Azbil Corp.	600	25,483
Hamamatsu Photonics KK	400	23,540
Hirose Electric Co. Ltd.	200	29,172
Hitachi Ltd.	600	27,460
Ibiden Co. Ltd.	400	16,257
Kyocera Corp.	400	25,748
Murata Manufacturing Co. Ltd.	400	34,094
Omron Corp.	200	16,107
Shimadzu Corp.	800	28,759
TDK Corp.	200	28,609
Yokogawa Electric Corp.	1,400	26,492

		281,721

Entertainment — 1.9%
Capcom Co. Ltd.	400	24,329
Koei Tecmo Holdings Co. Ltd.	400	22,489
Konami Holdings Corp.	400	25,643
Nexon Co. Ltd.	1,000	31,537
Square Enix Holdings Co. Ltd.	400	22,677
Toho Co. Ltd.	600	22,527

		149,202

Equity Real Estate Investment Trusts (REITs) — 3.0%
Daiwa House REIT Investment Corp.	10	26,244
GLP J-REIT	16	25,921
Japan Real Estate Investment Corp.	4	24,366
Japan Retail Fund Investment Corp.	32	31,628
Nippon Building Fund Inc.	4	24,441
Nippon Prologis REIT Inc.	8	24,479
Nomura Real Estate Master Fund Inc.	18	26,948
Orix JREIT Inc.	12	20,420
United Urban Investment Corp.	20	27,445

		231,892

Food & Staples Retailing — 2.5%
Aeon Co. Ltd.	800	24,051
Cosmos Pharmaceutical Corp.	200	28,628
Kobe Bussan Co. Ltd.	800	20,537
Lawson Inc.	400	18,678
Seven & i Holdings Co. Ltd.	800	30,313
Sundrug Co. Ltd.	600	22,527
Tsuruha Holdings Inc.	200	25,737
Welcia Holdings Co. Ltd.	800	25,568

		196,039

Food Products — 3.2%
Ajinomoto Co. Inc.	1,200	23,867
Calbee Inc.	800	21,025
Kikkoman Corp.	400	26,394
MEIJI Holdings Co. Ltd.	400	25,380
NH Foods Ltd.	600	25,258
Nisshin Seifun Group Inc.	1,200	19,294
Nissin Foods Holdings Co. Ltd.	400	30,224
Toyo Suisan Kaisha Ltd.	600	25,568

Security	Shares	Value

Food Products (continued)
Yakult Honsha Co. Ltd.	600	$29,679
Yamazaki Baking Co. Ltd.	1,400	23,561

		250,250

Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	1,200	21,468
Toho Gas Co. Ltd.	400	23,503
Tokyo Gas Co. Ltd.	1,200	24,802

		69,773

Health Care Equipment & Supplies — 1.5%
Asahi Intecc Co. Ltd.	800	22,940
Hoya Corp.	200	22,714
Olympus Corp.	1,200	25,117
Sysmex Corp.	200	20,809
Terumo Corp.	600	22,251

		113,831

Health Care Providers & Services — 0.9%
Alfresa Holdings Corp.	1,200	23,135
Medipal Holdings Corp.	1,200	23,766
Suzuken Co. Ltd.	600	22,864

		69,765

Health Care Technology — 0.4%
M3 Inc.	400	31,631

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.	600	29,735
Oriental Land Co. Ltd.	200	33,490

		63,225

Household Durables — 2.8%
Casio Computer Co. Ltd.	1,400	26,964
Iida Group Holdings Co. Ltd.	1,200	27,167
Panasonic Corp.	2,400	30,760
Rinnai Corp.	200	20,237
Sekisui Chemical Co. Ltd.	1,400	24,901
Sekisui House Ltd.	1,400	26,242
Sharp Corp.	2,000	37,789
Sony Corp.	200	20,875

		214,935

Household Products — 0.9%
Lion Corp.	1,200	23,045
Pigeon Corp.	600	21,682
Unicharm Corp.	600	23,743

		68,470

Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.	600	26,920
Toshiba Corp.	800	25,192

		52,112

Insurance — 2.2%
Dai-ichi Life Holdings Inc.	1,400	24,560
Japan Post Holdings Co. Ltd.	2,800	23,932
Japan Post Insurance Co. Ltd.	1,400	28,633
MS&AD Insurance Group Holdings Inc.	800	22,527
Sompo Holdings Inc.	600	22,977
T&D Holdings Inc.	2,200	29,653
Tokio Marine Holdings Inc.	400	19,722

		172,004

Interactive Media & Services — 0.7%
Kakaku.com Inc.	800	25,380

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Z Holdings Corp.	4,400	$26,783

		52,163

Internet & Direct Marketing Retail — 1.1%
Mercari Inc.(a)	600	28,834
Rakuten Inc.	2,400	26,829
ZOZO Inc.	1,000	31,256

		86,919

IT Services — 3.2%
Fujitsu Ltd.	200	28,834
GMO Payment Gateway Inc.	200	26,488
Itochu Techno-Solutions Corp.	800	24,554
NEC Corp.	400	21,776
Nomura Research Institute Ltd.	800	24,855
NTT Data Corp.	1,800	27,455
Obic Co. Ltd.	100	16,876
Otsuka Corp.	600	27,877
SCSK Corp.	400	23,540
TIS Inc.	1,200	24,937

		247,192

Leisure Products — 1.2%
Bandai Namco Holdings Inc.	200	15,294
Sega Sammy Holdings Inc.	1,800	30,225
Shimano Inc.	100	22,348
Yamaha Corp.	400	22,264

		90,131

Machinery — 7.0%
Amada Co. Ltd.	2,600	31,506
Daifuku Co. Ltd.	200	19,110
FANUC Corp.	100	24,723
Harmonic Drive Systems Inc.	400	30,749
Hino Motors Ltd.	2,800	26,281
Hitachi Construction Machinery Co. Ltd.	800	24,592
Hoshizaki Corp.	200	17,533
Komatsu Ltd.	1,000	29,942
Kubota Corp.	1,400	31,636
Kurita Water Industries Ltd.	800	32,363
Makita Corp.	600	25,540
MINEBEA MITSUMI Inc.	1,200	29,454
MISUMI Group Inc.	800	24,404
Mitsubishi Heavy Industries Ltd.	800	23,037
Miura Co. Ltd.	600	31,031
Nabtesco Corp.	600	25,455
NGK Insulators Ltd.	1,600	28,234
NSK Ltd.	2,800	27,411
THK Co. Ltd.	1,000	32,241
Yaskawa Electric Corp.	600	29,961

		545,203

Marine — 0.4%
Nippon Yusen KK	1,200	34,410

Media — 1.0%
CyberAgent Inc.	400	24,103
Dentsu Group Inc.	800	27,558
Hakuhodo DY Holdings Inc.	1,800	29,634

		81,295

Metals & Mining — 1.5%
Hitachi Metals Ltd.	1,800	28,536
JFE Holdings Inc.(a)	2,600	27,284
Nippon Steel Corp.(a)	2,000	29,425

Security	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd.	600	$28,958

		114,203

Multiline Retail — 0.9%
Marui Group Co. Ltd.	1,200	22,763
Pan Pacific International Holdings Corp.	1,000	23,418
Ryohin Keikaku Co. Ltd.	1,200	27,010

		73,191

Oil, Gas & Consumable Fuels — 1.1%
ENEOS Holdings Inc.	6,800	29,852
Idemitsu Kosan Co. Ltd.	1,200	31,357
Inpex Corp.	3,800	27,963

		89,172

Paper & Forest Products — 0.4%
Oji Holdings Corp.	5,000	31,491

Personal Products — 1.7%
Kao Corp.	400	26,822
Kobayashi Pharmaceutical Co. Ltd.	200	18,885
Kose Corp.	200	32,044
Pola Orbis Holdings Inc.	1,200	27,404
Shiseido Co. Ltd.	400	29,709

		134,864

Pharmaceuticals — 4.5%
Astellas Pharma Inc.	1,600	25,140
Chugai Pharmaceutical Co. Ltd.	600	26,824
Daiichi Sankyo Co. Ltd.	800	22,602
Eisai Co. Ltd.	400	27,479
Hisamitsu Pharmaceutical Co. Inc.	400	24,929
Kyowa Kirin Co. Ltd.	1,000	27,858
Nippon Shinyaku Co. Ltd.	400	27,145
Ono Pharmaceutical Co. Ltd.	800	21,505
Otsuka Holdings Co. Ltd.	600	23,788
Santen Pharmaceutical Co. Ltd.	1,600	21,956
Shionogi & Co. Ltd.	400	20,323
Sumitomo Dainippon Pharma Co. Ltd.	1,800	28,434
Taisho Pharmaceutical Holdings Co. Ltd.	400	24,517
Takeda Pharmaceutical Co. Ltd.	800	26,897

		349,397

Professional Services — 1.0%
Nihon M&A Center Inc.	400	21,814
Persol Holdings Co. Ltd.	1,400	27,687
Recruit Holdings Co. Ltd.	600	29,741

		79,242

Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	1,600	26,912
Daito Trust Construction Co. Ltd.	200	22,170
Daiwa House Industry Co. Ltd.	800	22,549
Hulic Co. Ltd.	2,400	26,762
Mitsubishi Estate Co. Ltd.	1,400	24,152
Mitsui Fudosan Co. Ltd.	1,200	27,032
Nomura Real Estate Holdings Inc.	1,200	27,021
Sumitomo Realty & Development Co. Ltd.	800	27,558
Tokyu Fudosan Holdings Corp.	5,200	32,506

		236,662

Road & Rail — 4.9%
Central Japan Railway Co.	200	32,683
East Japan Railway Co.	400	29,499
Hankyu Hanshin Holdings Inc.	800	26,544

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Keikyu Corp.	1,400	$22,129
Keio Corp.	400	29,848
Keisei Electric Railway Co. Ltd.	600	21,626
Kintetsu Group Holdings Co. Ltd.	600	25,061
Kyushu Railway Co.	1,000	26,018
Nagoya Railroad Co. Ltd.	1,000	25,380
Nippon Express Co. Ltd.	400	29,735
Odakyu Electric Railway Co. Ltd.	800	23,390
Seibu Holdings Inc.	1,800	21,626
Tobu Railway Co. Ltd.	800	22,752
Tokyu Corp.	1,600	21,986
West Japan Railway Co.	400	24,456

		382,733

Semiconductors & Semiconductor Equipment — 2.8%
Advantest Corp.	400	32,851
Disco Corp.	100	31,350
Lasertec Corp.	200	24,348
Renesas Electronics Corp.(a)	2,800	30,723
Rohm Co. Ltd.	200	19,654
SUMCO Corp.	1,600	36,493
Tokyo Electron Ltd.	100	40,877

		216,296

Software — 0.5%

Oracle Corp. Japan	200	20,274
Trend Micro Inc.(a)	400	19,223

		39,497

Specialty Retail — 1.9%
ABC-Mart Inc.	600	34,128
Hikari Tsushin Inc.	100	19,795
Nitori Holdings Co. Ltd.	100	18,655
Shimamura Co. Ltd.	200	19,918
USS Co. Ltd.	1,600	30,396
Yamada Holdings Co. Ltd.	5,400	25,799

		148,691

Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	1,400	27,503

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	1,200	$25,821
FUJIFILM Holdings Corp.	400	22,790
Ricoh Co. Ltd.	3,600	31,155
Seiko Epson Corp.	1,800	29,465

		136,734

Tobacco — 0.3%
Japan Tobacco Inc.	1,200	21,682

Trading Companies & Distributors — 2.6%
ITOCHU Corp.	1,000	29,735
Marubeni Corp.	4,200	31,210
Mitsubishi Corp.	1,000	28,187
Mitsui & Co. Ltd.	1,400	29,744
MonotaRO Co. Ltd.	400	22,977
Sumitomo Corp.	2,000	28,919
Toyota Tsusho Corp.	800	33,490

		204,262

Transportation Infrastructure — 0.4%
Japan Airport Terminal Co. Ltd.	600	28,891

Wireless Telecommunication Services — 1.1%
KDDI Corp.	800	24,704
Softbank Corp.	2,000	27,051
SoftBank Group Corp.	400	37,151

		88,906

Total Common Stocks — 99.1% (Cost: $6,979,961)		7,711,401

Total Investments in Securities — 99.1% (Cost: $6,979,961)		7,711,401

Other Assets, Less Liabilities — 0.9%		67,056

Net Assets — 100.0%		$7,778,457

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$20	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Equal Weighted ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	3	03/11/21	$53	$1,570

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,570

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,670

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,590

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,519

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,711,401	$—	$—	$7,711,401

Derivative financial instruments(a)
Assets
Futures Contracts	$1,570	$—	$—	$1,570

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) February 28, 2021	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
ANA Holdings Inc.(a)	600	$14,384
Japan Airlines Co. Ltd.(a)	600	14,248

		28,632

Auto Components — 3.0%
Aisin Seiki Co. Ltd.	1,200	40,830
Bridgestone Corp.	4,200	164,034
Koito Manufacturing Co. Ltd.	600	39,985
NGK Spark Plug Co. Ltd.	1,200	20,296
Stanley Electric Co. Ltd.	1,200	35,536
Sumitomo Electric Industries Ltd.	6,000	87,094
Toyota Industries Corp.	1,200	102,497

		490,272

Automobiles — 12.1%
Honda Motor Co. Ltd.	13,200	360,727
Isuzu Motors Ltd.	4,200	43,916
Mazda Motor Corp.	4,500	35,437
Nissan Motor Co. Ltd.(a)	17,400	93,859
Subaru Corp.	4,800	89,589
Suzuki Motor Corp.	1,200	51,800
Toyota Motor Corp.	16,800	1,241,472
Yamaha Motor Co. Ltd.	2,400	52,240

		1,969,040

Banks — 9.3%
Bank of Kyoto Ltd. (The)	600	35,987
Chiba Bank Ltd. (The)	4,200	26,767
Concordia Financial Group Ltd.	8,400	32,405
Fukuoka Financial Group Inc.	1,200	21,569
Japan Post Bank Co. Ltd.	3,600	34,263
Mitsubishi UFJ Financial Group Inc.	97,200	509,082
Mizuho Financial Group Inc.	19,250	281,685
Resona Holdings Inc.	16,800	67,443
Shinsei Bank Ltd.	1,200	17,120
Shizuoka Bank Ltd. (The)	3,600	26,289
Sumitomo Mitsui Financial Group Inc.	10,200	358,254
Sumitomo Mitsui Trust Holdings Inc.	3,000	98,611

		1,509,475

Beverages — 1.1%
Asahi Group Holdings Ltd.	3,600	155,840
Suntory Beverage & Food Ltd.	600	20,528

		176,368

Biotechnology — 0.2%
PeptiDream Inc.(a)	600	28,553

Building Products — 1.0%
AGC Inc.	1,800	65,891
Lixil Corp.	2,400	67,287
TOTO Ltd.	600	36,099

		169,277

Capital Markets — 1.5%
Daiwa Securities Group Inc.	11,400	55,384
Nomura Holdings Inc.	25,200	146,365
SBI Holdings Inc.	1,800	49,976

		251,725

Chemicals — 3.9%
Air Water Inc.	1,200	19,733
Asahi Kasei Corp.	10,200	109,717
JSR Corp.	1,800	53,642

Security	Shares	Value

Chemicals (continued)
Kuraray Co. Ltd.	2,400	$26,852
Mitsubishi Chemical Holdings Corp.	10,200	70,827
Mitsubishi Gas Chemical Co. Inc.	1,200	27,922
Mitsui Chemicals Inc.	1,200	36,944
Nippon Sanso Holdings Corp.	1,200	22,515
Nitto Denko Corp.	1,200	102,384
Sumitomo Chemical Co. Ltd.	6,000	29,003
Teijin Ltd.	1,200	20,612
Toray Industries Inc.	11,400	74,538
Tosoh Corp.	2,400	43,927

		638,616

Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	1,800	32,337
Secom Co. Ltd.	600	51,958
Toppan Printing Co. Ltd.	2,400	37,665

		121,960

Construction & Engineering — 1.1%
Kajima Corp.	3,600	45,887
Obayashi Corp.	5,400	46,276
Shimizu Corp.	4,200	31,734
Taisei Corp.	1,800	63,441

		187,338

Construction Materials — 0.1%
Taiheiyo Cement Corp.	600	14,935

Diversified Financial Services — 1.4%
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,000	16,079
ORIX Corp.	10,200	172,473
Tokyo Century Corp.	600	39,084

		227,636

Diversified Telecommunication Services — 1.6%
Nippon Telegraph & Telephone Corp.	10,200	264,047

Electric Utilities — 1.5%
Chubu Electric Power Co. Inc.	5,400	66,271
Chugoku Electric Power Co. Inc. (The)	2,400	28,632
Kansai Electric Power Co. Inc. (The)	5,400	53,853
Kyushu Electric Power Co. Inc.	3,000	25,765
Tohoku Electric Power Co. Inc.	3,000	26,384
Tokyo Electric Power Co. Holdings Inc.(a)	11,400	36,595

		237,500

Electrical Equipment — 1.6%
Fuji Electric Co. Ltd.	1,200	49,784
Mitsubishi Electric Corp.	14,400	211,999

		261,783

Electronic Equipment, Instruments & Components — 3.0%
Hirose Electric Co. Ltd.	200	29,172
Hitachi Ltd.	4,800	219,681
Kyocera Corp.	2,400	154,489
Omron Corp.	600	48,320
Yokogawa Electric Corp.	1,800	34,060

		485,722

Equity Real Estate Investment Trusts (REITs) — 2.6%
Daiwa House REIT Investment Corp.	18	47,239
GLP J-REIT	36	58,322
Japan Real Estate Investment Corp.	12	73,099
Japan Retail Fund Investment Corp.	48	47,441
Nippon Building Fund Inc.	12	73,324
Nippon Prologis REIT Inc.	6	18,359

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Nomura Real Estate Master Fund Inc.	30	$44,913
Orix JREIT Inc.	18	30,631
United Urban Investment Corp.	24	32,934

		426,262

Food & Staples Retailing — 1.6%
Lawson Inc.	600	28,018
Seven & i Holdings Co. Ltd.	6,000	227,351

		255,369
Food Products — 1.0%
Ajinomoto Co. Inc.	1,200	23,867
MEIJI Holdings Co. Ltd.	800	50,760
NH Foods Ltd.	600	25,258
Nisshin Seifun Group Inc.	1,800	28,941
Toyo Suisan Kaisha Ltd.	600	25,568
Yamazaki Baking Co. Ltd.	600	10,098

		164,492

Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	3,000	53,670
Toho Gas Co. Ltd.	600	35,254
Tokyo Gas Co. Ltd.	3,000	62,005

		150,929

Health Care Providers & Services — 0.6%
Alfresa Holdings Corp.	1,800	34,702
Medipal Holdings Corp.	1,800	35,649
Suzuken Co. Ltd.	600	22,865

		93,216

Household Durables — 2.6%
Casio Computer Co. Ltd.	1,800	34,669
Iida Group Holdings Co. Ltd.	1,200	27,167
Panasonic Corp.	17,400	223,012
Sekisui Chemical Co. Ltd.	3,000	53,360
Sekisui House Ltd.	4,800	89,972

		428,180

Industrial Conglomerates — 0.2%
Keihan Holdings Co. Ltd.	600	26,919

Insurance — 4.8%
Dai-ichi Life Holdings Inc.	8,400	147,359
Japan Post Holdings Co. Ltd.	12,600	107,693
Japan Post Insurance Co. Ltd.	1,800	36,814
MS&AD Insurance Group Holdings Inc.	3,600	101,370
Sompo Holdings Inc.	2,400	91,909
T&D Holdings Inc.	4,200	56,610
Tokio Marine Holdings Inc.	4,800	236,666

		778,421

IT Services — 1.3%
Fujitsu Ltd.	1,500	216,257

Leisure Products — 0.3%
Sega Sammy Holdings Inc.	1,200	20,150
Yamaha Corp.	600	33,396

		53,546

Machinery — 4.0%
Amada Co. Ltd.	2,400	29,082
Hino Motors Ltd.	2,400	22,527
Hitachi Construction Machinery Co. Ltd.	600	18,444
Komatsu Ltd.	7,200	215,581
Kubota Corp.	8,400	189,816
Kurita Water Industries Ltd.	600	24,272

Security	Shares	Value

Machinery (continued)
Makita Corp.	600	$25,540
Mitsubishi Heavy Industries Ltd.	2,400	69,112
NGK Insulators Ltd.	1,800	31,763
NSK Ltd.	3,000	29,369

		655,506

Marine — 0.2%
Nippon Yusen KK	1,200	34,410

Media — 0.6%
Dentsu Group Inc.	1,800	62,005
Hakuhodo DY Holdings Inc.	1,800	29,634

		91,639

Metals & Mining — 1.5%
Hitachi Metals Ltd.	600	9,512
JFE Holdings Inc.(a)	4,200	44,074
Nippon Steel Corp.(a)	6,600	97,104
Sumitomo Metal Mining Co. Ltd.	1,800	86,874

		237,564

Multiline Retail — 0.2%
Marui Group Co. Ltd.	1,800	34,145

Oil, Gas & Consumable Fuels — 1.0%
ENEOS Holdings Inc.	24,600	107,992
Idemitsu Kosan Co. Ltd.	1,292	33,761
Inpex Corp.	3,000	22,076

		163,829

Paper & Forest Products — 0.3%
Oji Holdings Corp.	7,200	45,346

Personal Products — 0.1%
Pola Orbis Holdings Inc.	600	13,702

Pharmaceuticals — 2.7%
Daiichi Sankyo Co. Ltd.	4,800	135,611
Kyowa Kirin Co. Ltd.	1,200	33,430
Otsuka Holdings Co. Ltd.	3,000	118,941
Shionogi & Co. Ltd.	2,400	121,937
Sumitomo Dainippon Pharma Co. Ltd.	1,200	18,956
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,259

		441,134

Real Estate Management & Development — 4.2%
Aeon Mall Co. Ltd.	600	10,092
Daito Trust Construction Co. Ltd.	600	66,510
Daiwa House Industry Co. Ltd.	4,800	135,296
Hulic Co. Ltd.	600	6,690
Mitsubishi Estate Co. Ltd.	9,600	165,617
Mitsui Fudosan Co. Ltd.	7,200	162,192
Nomura Real Estate Holdings Inc.	1,200	27,021
Sumitomo Realty & Development Co. Ltd.	2,400	82,673
Tokyu Fudosan Holdings Corp.	4,800	30,006

		686,097

Road & Rail — 4.9%
Central Japan Railway Co.	1,200	196,095
East Japan Railway Co.	2,400	176,993
Hankyu Hanshin Holdings Inc.	1,800	59,724
Keikyu Corp.	1,200	18,967
Keio Corp.	200	14,924
Keisei Electric Railway Co. Ltd.	600	21,626
Kintetsu Group Holdings Co. Ltd.	600	25,061
Kyushu Railway Co.	1,200	31,222

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Nagoya Railroad Co. Ltd.	600	$15,228
Nippon Express Co. Ltd.	600	44,603
Odakyu Electric Railway Co. Ltd.	1,200	35,085
Seibu Holdings Inc.	600	7,209
Tobu Railway Co. Ltd.	600	17,064
Tokyu Corp.	4,200	57,714
West Japan Railway Co.	1,200	73,370

		794,885

Semiconductors & Semiconductor Equipment — 0.6%
Disco Corp.	100	31,350
Rohm Co. Ltd.	200	19,654
SUMCO Corp.	1,800	41,055

		92,059

Software — 0.2%
Trend Micro Inc.(a)	600	28,834

Specialty Retail — 0.5%
ABC-Mart Inc.	200	11,376
Shimamura Co. Ltd.	200	19,918
USS Co. Ltd.	1,200	22,797
Yamada Holdings Co. Ltd.	6,000	28,665

		82,756

Technology Hardware, Storage & Peripherals — 2.8%
Brother Industries Ltd.	1,800	35,361
Canon Inc.	7,800	167,838
FUJIFILM Holdings Corp.	3,000	170,922
Ricoh Co. Ltd.	4,200	36,347
Seiko Epson Corp.	2,400	39,287

		449,755

Security	Shares	Value

Tobacco — 1.1%
Japan Tobacco Inc.	9,600	$173,456

Trading Companies & Distributors — 6.5%
ITOCHU Corp.	5,400	160,571
Marubeni Corp.	13,200	98,089
Mitsubishi Corp.	10,800	304,415
Mitsui & Co. Ltd.	13,200	280,441
Sumitomo Corp.	9,600	138,810
Toyota Tsusho Corp.	1,800	75,352

		1,057,678

Wireless Telecommunication Services — 9.1%
KDDI Corp.	12,600	389,093
Softbank Corp.	22,800	308,380
SoftBank Group Corp.	8,400	780,158

		1,477,631

Total Common Stocks — 99.7% (Cost: $14,660,097)		16,216,896

Total Investments in Securities — 99.7% (Cost: $14,660,097)		16,216,896

Other Assets, Less Liabilities — 0.3%		51,487

Net Assets — 100.0%		$16,268,383

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$ 0	(b)	$—	$—	$—	$—	—	$1	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	2	03/11/21	$35	$1,462

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® MSCI Japan Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,462

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$14,253

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,597

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$84,156

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,216,896	$—	$—	$16,216,896

Derivative financial instruments(a)
Assets
Futures Contracts	$1,462	$—	$—	$1,462

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Statements of Assets and Liabilities  (unaudited)

February 28, 2021

	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$7,711,401	$16,216,896
Cash	979	2,321
Foreign currency, at value(b)	24,570	10,947
Foreign currency collateral pledged:
Futures contracts(c)	1,812	1,821
Receivables:
Investments sold	155,551	—
Dividends	14,931	33,311
Tax reclaims	—	5,483

Total assets	7,909,244	16,270,779

LIABILITIES
Payables:
Investments purchased	129,472	—
Variation margin on futures contracts	388	496
Investment advisory fees	927	1,900

Total liabilities	130,787	2,396

NET ASSETS	$7,778,457	$16,268,383

NET ASSETS CONSIST OF:
Paid-in capital	$7,211,098	$14,780,870
Accumulated earnings	567,359	1,487,513

NET ASSETS	$7,778,457	$16,268,383

Shares outstanding	200,000	600,000

Net asset value	$38.89	$27.11

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$6,979,961	$14,660,097
(b) Foreign currency, at cost	$24,901	$11,048
(c) Foreign currency collateral pledged, at cost	$1,858	$1,877
See notes to financial statements.

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations   (unaudited)

Six Months Ended February 28, 2021

	iShares MSCI Japan Equal Weighted ETF	iShares MSCI Japan Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$71,028	$187,815
Dividends — Affiliated	—	1
Securities lending income — Affiliated — net	20	—
Foreign taxes withheld	(7,003)	(19,236)

Total investment income	64,045	168,580

EXPENSES
Investment advisory fees	5,549	9,751

Total expenses	5,549	9,751

Net investment income	58,496	158,829

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(129,646)	(258,409)
In-kind redemptions — Unaffiliated	—	390,906
Futures contracts	5,670	14,253
Foreign currency transactions	1,153	2,366

Net realized gain (loss)	(122,823)	149,116

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,028,065	1,907,815
Futures contracts	1,590	1,597
Foreign currency translations	(811)	(1,013)

Net change in unrealized appreciation (depreciation)	1,028,844	1,908,399

Net realized and unrealized gain	906,021	2,057,515

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$964,517	$2,216,344

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Changes in Net Assets

	iShares MSCI Japan Equal Weighted ETF		iShares MSCI Japan Value ETF
	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20	Six Months Ended 02/28/21 (unaudited)	Year Ended 08/31/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$58,496	$132,744	$158,829	$212,145
Net realized gain (loss)	(122,823)	600,883	149,116	37,327
Net change in unrealized appreciation (depreciation)	1,028,844	(186,121)	1,908,399	(106,226)

Net increase in net assets resulting from operations	964,517	547,506	2,216,344	143,246

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(44,432)	(182,059)	(137,702)	(280,402)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(25,928)	7,225,008	(8,724)

NET ASSETS
Total increase (decrease) in net assets	920,085	339,519	9,303,650	(145,880)
Beginning of period	6,858,372	6,518,853	6,964,733	7,110,613

End of period	$7,778,457	$6,858,372	$16,268,383	$6,964,733

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Japan Equal Weighted ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Period From 03/05/19(a) to 08/31/19
Net asset value, beginning of period	$34.29		$32.59	$33.43

Net investment income(b)	0.29		0.66	0.44
Net realized and unrealized gain (loss)(c)	4.53		1.95	(0.82)

Net increase (decrease) from investment operations	4.82		2.61	(0.38)

Distributions(d)
From net investment income	(0.22)		(0.91)	(0.46)

Total distributions	(0.22)		(0.91)	(0.46)

Net asset value, end of period	$38.89		$34.29	$32.59

Total Return
Based on net asset value	14.08	%(e)	7.98%	(1.14	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15	%(f)

Net investment income	1.58	%(f)	1.98%	2.68	%(f)

Supplemental Data
Net assets, end of period (000)	$7,778		$6,858	$6,519

Portfolio turnover rate(g)	13	%(e)	17%	6	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Japan Value ETF
	Six Months Ended 02/28/21 (unaudited)		Year Ended 08/31/20	Period From 03/05/19(a) to 08/31/19
Net asset value, beginning of period	$23.22		$23.70	$24.67

Net investment income(b)	0.31		0.71	0.46
Net realized and unrealized gain (loss)(c)	3.81		(0.26)	(0.97)

Net increase (decrease) from investment operations	4.12		0.45	(0.51)

Distributions(d)
From net investment income	(0.23)		(0.93)	(0.46)

Total distributions	(0.23)		(0.93)	(0.46)

Net asset value, end of period	$27.11		$23.22	$23.70

Total Return
Based on net asset value	17.80	%(e)	1.71%	(2.10	)%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15%	0.15	%(f)

Net investment income	2.44	%(f)	2.98%	3.83	%(f)

Supplemental Data
Net assets, end of period (000)	$16,268		$6,965	$7,111

Portfolio turnover rate(g)	12	%(e)	35%	9	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Japan Equal Weighted	Non-diversified
MSCI Japan Value	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements  (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Japan Equal Weighted	$5

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Japan Value	$619,411	$383,279	$(125,088)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Japan Equal Weighted	$923,959	$961,472
MSCI Japan Value	4,280,668	1,569,836

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Japan Value	$6,965,137	$2,435,687

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Japan Equal Weighted	$22,791
MSCI Japan Value	123,662

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements  (unaudited) (continued)

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Japan Equal Weighted	$6,994,177	$964,516	$(245,722)	$718,794
MSCI Japan Value	14,763,210	1,801,242	(346,094)	1,455,148

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI Japan Equal Weighted
Shares sold	—	$—	100,000	$3,403,244
Shares redeemed	—	—	(100,000)	(3,429,172)

Net decrease	—	$—	—	$(25,928)

MSCI Japan Value
Shares sold	400,000	$9,696,716	100,000	$2,629,581
Shares redeemed	(100,000)	(2,471,708)	(100,000)	(2,638,305)

Net increase (decrease)	300,000	$7,225,008	—	$(8,724)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Japan Equal Weighted ETF and iShares MSCI Japan Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	27

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Japan Value(a)	$0.217275	$—	$0.012228	$0.229503	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	29

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-819-0221

FEBRUARY 28, 2021

2021 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Advanced MSCI EAFE ETF | DMXF | NASDAQ
•	iShares ESG Advanced MSCI EM ETF | EMXF | NASDAQ
•	iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of February 28, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the threat from the virus was becoming increasingly apparent, and countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and progress of additional stimulus through the U.S. Congress. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially from lows in late March 2020.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) dropped to historic lows. However, inflation risk from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

Following the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates, already low as the year began, close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, Congress passed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. Inflation is likely to increase somewhat as the expansion continues, but a shift in central bank policy means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the equity expansion.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in tech, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of February 28, 2021

	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	9.74%	31.29%
U.S. small cap equities (Russell 2000® Index)	41.69	51.00
International equities (MSCI Europe, Australasia, Far East Index)	14.33	22.46
Emerging market equities (MSCI Emerging Markets Index)	22.32	36.05
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.40
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.34)	(1.96)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(1.55)	1.38
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.92	1.22
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.08	9.31
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF

Investment Objective

The iShares ESG Advanced MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market companies excluding the U.S. and Canada that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI EAFE Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception
Fund NAV	14.28%	24.11%
Fund Market	14.52	24.24
Index	14.48	24.32

The inception date of the Fund was 6/16/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,142.80	$ 0.64		$ 1,000.00	$ 1,024.20	$ 0.60		0.12%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	20.0%
Industrials	17.3
Information Technology	13.6
Consumer Discretionary	12.4
Health Care	10.8
Communication Services	8.1
Materials	7.5
Consumer Staples	5.3
Real Estate	4.5
Utilities	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	31.2%
United Kingdom	10.0
France	9.8
Germany	9.3
Netherlands	6.0
Switzerland	5.6
Australia	5.6
Sweden	4.9
Hong Kong	4.1
Denmark	3.4

(a)	Excludes money market funds.

4	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of February 28, 2021	iShares® ESG Advanced MSCI EM ETF

Investment Objective

The iShares ESG Advanced MSCI EM ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception
Fund NAV	22.87%
Fund Market	22.02
Index	23.41

The inception date of the Fund was 10/6/20. The first day of secondary market trading was 10/8/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (10/06/20)	(a)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 1,228.70	$ 0.71		$ 1,000.00	$ 1,024.00	$ 0.80		0.16%

(a)	The beginning of the period (commencement of operations) is October 6, 2020.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (145 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	32.5%
Information Technology	22.9
Consumer Discretionary	16.6
Communication Services	9.2
Health Care	5.0
Consumer Staples	4.9
Materials	3.9
Industrials	3.4
Real Estate	1.1
Utilities	0.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

China	29.1%
Taiwan	17.5
India	11.3
South Korea	10.9
South Africa	7.3
Brazil	4.8
Thailand	3.3
Indonesia	2.4
Malaysia	2.2
Saudi Arabia	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of February 28, 2021	iShares® ESG Advanced MSCI USA ETF

Investment Objective

The iShares ESG Advanced MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. companies that have a favorable environmental, social and governance rating while applying extensive screens for company involvement in controversial activities, as represented by the MSCI USA Choice ESG Screened Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns

	6 Months	Since Inception
Fund NAV	10.93%	26.67%
Fund Market	10.98	26.95
Index	10.83	26.57

The inception date of the Fund was 6/16/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Beginning Account Value (09/01/20)	Ending Account Value (02/28/21)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,109.30	$ 0.52		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	31.0%
Consumer Discretionary	12.3
Industrials	11.7
Communication Services	11.4
Financials	10.7
Health Care	10.0
Consumer Staples	5.5
Real Estate	4.0
Materials	3.2
Utilities	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Alphabet Inc., Class A	4.3%
Alphabet Inc., Class C	4.3
Tesla Inc.	3.6
Visa Inc., Class A	2.6
NVIDIA Corp.	2.4
Mastercard Inc., Class A	2.2
PayPal Holdings Inc.	2.1
Home Depot Inc. (The)	2.0
Verizon Communications Inc.	1.6
Adobe Inc.	1.6

(a)	Excludes money market funds.

6	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.5%
Afterpay Ltd.(a)	2,101	$194,411
ASX Ltd.	2,385	124,821
Aurizon Holdings Ltd.	20,865	61,546
Australia & New Zealand Banking Group Ltd.	27,916	565,601
BlueScope Steel Ltd.	5,445	70,315
Brambles Ltd.	14,710	112,746
Coca-Cola Amatil Ltd.	4,727	49,003
Cochlear Ltd.	667	109,170
Coles Group Ltd.	13,068	155,097
Computershare Ltd.	4,441	45,625
CSL Ltd.	4,489	912,601
Dexus	9,902	68,229
Evolution Mining Ltd.	13,035	42,385
Fortescue Metals Group Ltd.	16,634	310,490
Goodman Group	16,443	210,812
GPT Group (The)	18,740	61,951
Insurance Australia Group Ltd.	24,059	92,946
James Hardie Industries PLC	4,411	124,681
Lendlease Corp. Ltd.	6,636	68,330
Magellan Financial Group Ltd.	1,526	51,321
Medibank Pvt Ltd.	26,552	56,942
Mirvac Group	36,968	63,824
Newcrest Mining Ltd.	7,918	151,046
Northern Star Resources Ltd.	10,542	83,330
Orica Ltd.	3,775	36,708
QBE Insurance Group Ltd.	14,650	105,367
Ramsay Health Care Ltd.	1,784	91,157
REA Group Ltd.	486	51,473
Scentre Group	49,508	110,388
Seek Ltd.	3,525	70,137
Sonic Healthcare Ltd.	4,556	111,920
Stockland	23,288	75,183
Suncorp Group Ltd.	13,980	107,584
Sydney Airport(a)	11,461	51,996
Transurban Group	26,563	263,233
Vicinity Centres	36,922	46,879
WiseTech Global Ltd.	1,379	29,114

		4,938,362

Austria — 0.2%
Erste Group Bank AG(a)	2,776	91,954
Raiffeisen Bank International AG(a)	1,307	26,684
voestalpine AG	992	39,542

		158,180

Belgium — 0.7%
Ageas SA/NV	1,747	98,519
Elia Group SA/NV	291	31,648
Groupe Bruxelles Lambert SA	1,019	101,620
KBC Group NV(a)	2,451	177,371
Proximus SADP	1,260	24,776
Solvay SA	696	85,410
Umicore SA	1,950	115,174

		634,518

Denmark — 3.4%
Ambu A/S, Series B	1,710	79,663
AP Moller - Maersk A/S, Class A	30	60,575
AP Moller - Maersk A/S, Class B, NVS	61	131,833
Chr Hansen Holding A/S(a)	1,051	90,719
Demant A/S(a)	1,051	43,558

Security	Shares	Value

Denmark (continued)
DSV Panalpina A/S	2,041	$377,133
Genmab A/S(a)	650	219,629
GN Store Nord A/S	1,298	109,751
H Lundbeck A/S	512	19,615
Novo Nordisk A/S, Class B	17,101	1,222,507
Novozymes A/S, Class B	2,084	129,539
Pandora A/S	983	96,210
ROCKWOOL International A/S, Class B	90	32,819
Tryg A/S	1,260	39,901
Vestas Wind Systems A/S	1,935	364,653

		3,018,105

Finland — 1.5%
Elisa OYJ	1,391	83,322
Kesko OYJ, Class B	2,606	66,553
Kone OYJ, Class B	3,354	269,017
Nokia OYJ(a)	55,707	223,137
Nordea Bank Abp	31,665	287,696
Orion OYJ, Class B	991	40,862
Sampo OYJ, Class A	4,699	210,293
Stora Enso OYJ, Class R	6,420	127,214

		1,308,094

France — 9.8%
Accor SA(a)	1,807	75,802
Aeroports de Paris(a)	281	35,881
Air Liquide SA	4,676	707,763
Alstom SA(a)	2,674	134,177
Amundi SA(a)(b)	630	48,176
Arkema SA	667	74,079
Atos SE(a)	924	72,475
AXA SA	18,960	478,684
BioMerieux	380	48,523
BNP Paribas SA(a)	11,004	658,149
Bouygues SA	2,490	101,430
Bureau Veritas SA(a)	2,845	77,319
Capgemini SE	1,602	258,911
Carrefour SA	5,993	105,077
Cie. Generale des Etablissements Michelin SCA	1,636	237,797
CNP Assurances(a)	1,875	33,933
Covivio	447	37,790
Danone SA	6,113	418,931
Dassault Systemes SE	1,341	279,803
Edenred	2,491	138,752
Eiffage SA(a)	819	84,658
EssilorLuxottica SA	2,811	460,619
Eurazeo SE(a)	435	32,393
Gecina SA	425	59,170
Getlink SE(a)	4,860	80,050
Hermes International	317	355,224
Ipsen SA	353	30,272
Klepierre SA	1,819	43,164
Legrand SA	2,564	223,828
L’Oreal SA	2,507	921,419
Natixis SA(a)	11,055	54,157
Orpea SA(a)	540	65,204
Publicis Groupe SA	2,142	126,202
Sartorius Stedim Biotech	272	119,516
Schneider Electric SE	5,325	794,039
SCOR SE(a)	1,549	51,667
SEB SA	255	46,025

8	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SES SA	4,155	$33,367
Societe Generale SA(a)	7,812	194,717
Sodexo SA(a)	849	81,638
STMicroelectronics NV	6,304	244,628
Suez SA	3,436	71,943
Ubisoft Entertainment SA(a)	852	69,888
Unibail-Rodamco-Westfield	1,349	99,588
Valeo SA	2,202	78,152
Wendel SE	285	32,760
Worldline SA(a)(b)	2,401	215,078

		8,692,818

Germany — 8.9%
adidas AG(a)	1,860	652,240
Allianz SE, Registered	4,042	980,255
Bechtle AG	229	43,445
Beiersdorf AG	997	99,112
Brenntag SE	1,529	119,260
Carl Zeiss Meditec AG, Bearer	420	63,368
Commerzbank AG(a)	9,568	63,062
Covestro AG(b)	1,839	133,842
Deutsche Boerse AG	1,956	321,822
Deutsche Post AG, Registered	9,671	481,989
Deutsche Telekom AG, Registered	32,600	594,735
Deutsche Wohnen SE	3,316	156,772
Evonik Industries AG	2,045	69,229
GEA Group AG	1,414	49,121
Hannover Rueck SE	620	105,584
HeidelbergCement AG	1,435	114,053
HelloFresh SE(a)	1,479	115,791
Henkel AG & Co. KGaA	1,059	94,349
Infineon Technologies AG	12,854	561,679
KION Group AG	658	55,860
Knorr-Bremse AG	696	89,161
LANXESS AG	774	57,609
LEG Immobilien AG	696	95,581
Merck KGaA	1,285	209,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,390	409,985
Nemetschek SE	536	33,929
Rational AG	45	38,726
SAP SE	10,283	1,273,862
Scout24 AG(b)	1,140	86,414
Symrise AG	1,282	150,505
TeamViewer AG(a)(b)	1,635	88,313
Telefonica Deutschland Holding AG	9,596	25,741
Vonovia SE	5,228	334,675
Zalando SE(a)(b)	1,524	157,273

		7,927,204

Hong Kong — 4.1%
AIA Group Ltd.	119,400	1,493,780
ASM Pacific Technology Ltd.	3,200	44,510
BOC Hong Kong Holdings Ltd.	38,000	126,383
ESR Cayman Ltd.(a)(b)	19,600	62,029
Hang Lung Properties Ltd.	30,000	77,733
Hang Seng Bank Ltd.	9,100	175,962
HKT Trust & HKT Ltd.	47,000	63,859
Hong Kong Exchanges & Clearing Ltd.	8,100	494,102
Link REIT	21,100	199,104
MTR Corp. Ltd.	17,500	105,013

Security	Shares	Value

Hong Kong (continued)
PCCW Ltd.	45,000	$25,814
Sino Land Co. Ltd.	44,000	66,590
Sun Hung Kai Properties Ltd.	15,000	240,933
Swire Properties Ltd.	12,000	38,596
Techtronic Industries Co. Ltd.	15,000	228,944
Wharf Real Estate Investment Co. Ltd.	16,000	95,600
Xinyi Glass Holdings Ltd.	30,000	83,920

		3,622,872

Ireland — 0.7%
CRH PLC(a)	7,776	337,899
Kerry Group PLC, Class A	1,617	196,173
Smurfit Kappa Group PLC	2,370	112,652

		646,724

Israel — 0.7%
Bank Hapoalim BM(a)	12,405	88,000
Bank Leumi Le-Israel BM	16,020	97,928
CyberArk Software Ltd.(a)	420	61,669
Israel Discount Bank Ltd., Class A	11,458	42,578
Mizrahi Tefahot Bank Ltd.	1,137	27,238
Nice Ltd.(a)	617	143,452
Wix.com Ltd.(a)	544	189,622

		650,487

Italy — 1.5%
Amplifon SpA(a)	1,142	45,743
Assicurazioni Generali SpA(a)	11,394	215,057
CNH Industrial NV(a)	10,140	150,649
DiaSorin SpA	285	56,179
Ferrari NV	1,241	243,272
FinecoBank Banca Fineco SpA(a)	2,866	50,685
Infrastrutture Wireless Italiane SpA(b)	2,974	31,099
Moncler SpA(a)	1,963	122,232
Nexi SpA(a)(b)	4,274	77,220
Poste Italiane SpA(b)	5,412	61,776
Prysmian SpA	2,409	78,043
Recordati Industria Chimica e Farmaceutica SpA	1,230	62,914
Telecom Italia SpA/Milano	93,975	44,817
Terna Rete Elettrica Nazionale SpA	16,991	118,957

		1,358,643

Japan — 31.2%
Advantest Corp.	1,400	114,980
Aeon Co. Ltd.	7,000	210,447
Ajinomoto Co. Inc.	4,200	83,535
Amada Co. Ltd.	3,000	36,353
ANA Holdings Inc.(a)	1,500	35,958
Asahi Kasei Corp.	12,100	130,154
Astellas Pharma Inc.	19,600	307,963
Azbil Corp.	1,400	59,461
Bridgestone Corp.	5,600	218,712
Brother Industries Ltd.	1,400	27,503
Canon Inc.	10,500	225,936
Capcom Co. Ltd.	1,400	85,151
Casio Computer Co. Ltd.	1,400	26,965
Central Japan Railway Co.	1,400	228,778
Chiba Bank Ltd. (The)	5,600	35,690
Chugai Pharmaceutical Co. Ltd.	7,000	312,944
CyberAgent Inc.	1,400	84,363
Dai Nippon Printing Co. Ltd.	2,800	50,302
Daifuku Co. Ltd.	1,400	133,771
Dai-ichi Life Holdings Inc.	10,600	185,953

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichi Sankyo Co. Ltd.	16,600	$468,988
Daikin Industries Ltd.	2,800	544,547
Denso Corp.	4,200	251,827
Eisai Co. Ltd.	2,800	192,352
FANUC Corp.	1,900	469,739
Fast Retailing Co. Ltd.	600	591,327
FUJIFILM Holdings Corp.	2,800	159,527
GMO Payment Gateway Inc.	300	39,732
Hakuhodo DY Holdings Inc.	2,800	46,097
Hankyu Hanshin Holdings Inc.	2,800	92,904
Hino Motors Ltd.	3,000	28,158
Hitachi Construction Machinery Co. Ltd.	1,400	43,035
Hitachi Metals Ltd.	1,500	23,780
Hoya Corp.	4,200	477,004
Hulic Co. Ltd.	3,000	33,452
Ibiden Co. Ltd.	1,400	56,899
Isuzu Motors Ltd.	5,600	58,555
Itochu Techno-Solutions Corp.	1,400	42,970
Japan Exchange Group Inc.	5,600	120,552
Japan Real Estate Investment Corp.	14	85,283
Japan Retail Fund Investment Corp.	58	57,325
JFE Holdings Inc.(a)	4,200	44,074
JSR Corp.	1,400	41,721
Kajima Corp.	4,200	53,535
Kansai Paint Co. Ltd.	1,400	36,557
Kao Corp.	4,200	281,629
KDDI Corp.	15,400	475,558
Keihan Holdings Co. Ltd.	1,400	62,812
Keikyu Corp.	1,400	22,129
Keio Corp.	1,400	104,468
Keisei Electric Railway Co. Ltd.	1,400	50,460
Keyence Corp.	1,800	854,214
Kikkoman Corp.	1,400	92,378
Kintetsu Group Holdings Co. Ltd.	1,400	58,476
Kobe Bussan Co. Ltd.	1,400	35,940
Komatsu Ltd.	9,000	269,476
Kubota Corp.	10,500	237,270
Kuraray Co. Ltd.	3,000	33,565
Kurita Water Industries Ltd.	1,400	56,636
Kyocera Corp.	2,800	180,237
Kyowa Kirin Co. Ltd.	2,800	78,003
Kyushu Railway Co.	1,500	39,028
Lion Corp.	1,400	26,886
Lixil Corp.	2,800	78,502
Marui Group Co. Ltd.	1,500	28,454
Mazda Motor Corp.	5,600	44,100
Medipal Holdings Corp.	1,500	29,707
Mercari Inc.(a)	1,400	67,280
MINEBEA MITSUMI Inc.	2,800	68,725
Mitsubishi Chemical Holdings Corp.	12,100	84,021
Mitsubishi Electric Corp.	18,100	266,471
Mitsubishi Estate Co. Ltd.	12,100	208,746
Mitsubishi UFJ Financial Group Inc.	121,000	633,734
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,500	24,118
Mitsui Chemicals Inc.	1,400	43,101
Mitsui Fudosan Co. Ltd.	9,100	204,993
Miura Co. Ltd.	1,400	72,405
MonotaRO Co. Ltd.	1,400	80,421
MS&AD Insurance Group Holdings Inc.	4,200	118,265
Murata Manufacturing Co. Ltd.	5,600	477,319

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	1,400	$59,396
Nagoya Railroad Co. Ltd.	1,400	35,532
NEC Corp.	2,800	152,431
NGK Insulators Ltd.	2,800	49,409
NGK Spark Plug Co. Ltd.	1,500	25,371
Nidec Corp.	4,200	532,983
Nintendo Co. Ltd.	1,100	668,528
Nippon Building Fund Inc.	14	85,545
Nippon Paint Holdings Co. Ltd.	1,400	104,074
Nippon Prologis REIT Inc.	14	42,838
Nippon Telegraph & Telephone Corp.	13,500	349,474
Nippon Yusen KK	1,400	40,145
Nitori Holdings Co. Ltd.	800	149,240
Nitto Denko Corp.	1,400	119,448
Nomura Real Estate Holdings Inc.	1,500	33,776
Nomura Real Estate Master Fund Inc.	42	62,878
Nomura Research Institute Ltd.	2,800	86,991
NSK Ltd.	2,800	27,411
NTT Data Corp.	6,100	93,040
Obayashi Corp.	6,100	52,274
Odakyu Electric Railway Co. Ltd.	2,800	81,866
Oji Holdings Corp.	9,000	56,683
Omron Corp.	1,400	112,746
Ono Pharmaceutical Co. Ltd.	4,200	112,904
Oriental Land Co. Ltd.	2,000	334,898
Orix JREIT Inc.	28	47,648
Otsuka Corp.	1,400	65,046
Otsuka Holdings Co. Ltd.	4,200	166,518
Panasonic Corp.	22,600	289,659
Persol Holdings Co. Ltd.	1,500	29,665
Rakuten Inc.	9,000	100,610
Recruit Holdings Co. Ltd.	12,600	624,560
Resona Holdings Inc.	21,200	85,106
Rohm Co. Ltd.	1,400	137,582
Santen Pharmaceutical Co. Ltd.	2,800	38,423
Secom Co. Ltd.	2,000	173,193
Seibu Holdings Inc.	2,800	33,640
Seiko Epson Corp.	2,800	45,834
Sekisui Chemical Co. Ltd.	2,800	49,803
Sekisui House Ltd.	6,100	114,339
SG Holdings Co. Ltd.	2,800	64,336
Sharp Corp.	1,500	28,341
Shimadzu Corp.	1,400	50,329
Shimizu Corp.	5,600	42,313
Shin-Etsu Chemical Co. Ltd.	3,500	569,974
Shionogi & Co. Ltd.	2,800	142,260
Shiseido Co. Ltd.	4,200	311,945
Shizuoka Bank Ltd. (The)	4,500	32,861
Softbank Corp.	28,700	388,180
SoftBank Group Corp.	15,400	1,430,289
Sohgo Security Services Co. Ltd.	1,400	63,075
Sompo Holdings Inc.	2,800	107,227
Sony Corp.	12,600	1,315,112
Square Enix Holdings Co. Ltd.	1,400	79,369
Stanley Electric Co. Ltd.	1,400	41,459
Sumitomo Chemical Co. Ltd.	14,000	67,674
Sumitomo Dainippon Pharma Co. Ltd.	1,500	23,695
Sumitomo Metal Mining Co. Ltd.	2,800	135,138
Sumitomo Mitsui Financial Group Inc.	13,600	477,672
Suntory Beverage & Food Ltd.	1,400	47,898

10	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Suzuken Co. Ltd.	700	$26,675
Sysmex Corp.	1,400	145,664
T&D Holdings Inc.	5,600	75,480
Taiheiyo Cement Corp.	1,500	37,338
Taisei Corp.	1,400	49,343
TDK Corp.	1,400	200,263
Terumo Corp.	7,000	259,593
THK Co. Ltd.	1,400	45,138
TIS Inc.	1,400	29,093
Tobu Railway Co. Ltd.	1,400	39,816
Tokio Marine Holdings Inc.	7,000	345,138
Tokyo Electron Ltd.	1,400	572,273
Tokyu Corp.	4,200	57,714
Tokyu Fudosan Holdings Corp.	6,000	37,507
Toppan Printing Co. Ltd.	2,800	43,942
Toray Industries Inc.	14,000	91,537
Tosoh Corp.	2,800	51,248
TOTO Ltd.	1,400	84,231
Toyo Suisan Kaisha Ltd.	1,400	59,658
Toyota Motor Corp.	21,100	1,559,229
Unicharm Corp.	4,200	166,202
United Urban Investment Corp.	28	38,423
USS Co. Ltd.	1,400	26,597
West Japan Railway Co.	1,400	85,598
Yakult Honsha Co. Ltd.	1,400	69,251
Yamada Holdings Co. Ltd.	7,500	35,832
Yamaha Motor Co. Ltd.	2,800	60,946
Yaskawa Electric Corp.	2,800	139,816
Yokogawa Electric Corp.	2,800	52,983
Z Holdings Corp.	25,700	156,434
ZOZO Inc.	1,400	43,758

		27,721,760

Netherlands — 6.0%
ABN AMRO Bank NV, CVA(a)(b)	3,949	45,632
Aegon NV	17,440	83,743
Akzo Nobel NV	1,892	196,489
Argenx SE(a)	453	152,639
ASM International NV	462	125,389
ASML Holding NV	4,202	2,373,465
EXOR NV	1,074	86,691
ING Groep NV	38,391	421,208
JDE Peet’s NV(a)	672	27,447
Just Eat Takeaway.com NV(a)(b)	1,267	122,846
Koninklijke Ahold Delhaize NV	10,689	283,359
Koninklijke DSM NV	1,708	283,091
NN Group NV	2,893	134,140
Prosus NV	4,821	573,821
QIAGEN NV(a)	2,295	114,213
Randstad NV(a)	1,110	74,561
Wolters Kluwer NV	2,790	222,426

		5,321,160

New Zealand — 0.6%
a2 Milk Co. Ltd. (The)(a)	7,266	51,194
Auckland International Airport Ltd.(a)	12,053	66,166
Fisher & Paykel Healthcare Corp. Ltd.	5,791	123,161
Mercury NZ Ltd.	8,475	37,281
Meridian Energy Ltd.	12,640	52,386
Ryman Healthcare Ltd.	3,764	40,094
Spark New Zealand Ltd.	18,795	62,726

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(a)	1,221	$111,952

		544,960

Norway — 0.8%
Adevinta ASA(a)	720	10,124
DNB ASA	9,172	179,617
Gjensidige Forsikring ASA	2,040	47,139
Mowi ASA	4,288	104,262
Orkla ASA	7,348	68,139
Schibsted ASA, Class A(a)	1,275	51,921
Schibsted ASA, Class B(a)	466	16,114
Telenor ASA	6,954	113,168
Yara International ASA	1,724	83,397

		673,881

Portugal — 0.0%
Jeronimo Martins SGPS SA	2,412	37,621

Singapore — 1.6%
Ascendas REIT	33,799	74,730
CapitaLand Integrated Commercial Trust	43,244	68,295
CapitaLand Ltd.	25,800	61,701
City Developments Ltd.	3,200	17,712
DBS Group Holdings Ltd.	18,100	362,626
Mapletree Commercial Trust	17,000	26,081
Mapletree Logistics Trust	31,859	44,325
Oversea-Chinese Banking Corp. Ltd.	34,700	286,796
Singapore Airlines Ltd.(a)	12,200	45,692
Singapore Exchange Ltd.	1,400	10,518
Singapore Telecommunications Ltd.	84,700	149,692
United Overseas Bank Ltd.	13,500	250,568
UOL Group Ltd.	3,200	17,785

		1,416,521

Spain — 1.7%
Aena SME SA(a)(b)	684	116,981
Amadeus IT Group SA(a)	4,487	313,164
CaixaBank SA	36,600	106,931
Cellnex Telecom SA(b)	3,217	175,911
Ferrovial SA	5,042	126,316
Grifols SA	3,055	77,204
Industria de Diseno Textil SA	10,971	363,676
Red Electrica Corp. SA	111	1,868
Telefonica SA	50,333	215,418

		1,497,469

Sweden — 4.9%
Alfa Laval AB(a)	3,117	96,960
Assa Abloy AB, Class B	9,891	249,274
Atlas Copco AB, Class A	6,373	365,760
Atlas Copco AB, Class B	4,200	204,698
Boliden AB	2,608	103,853
Electrolux AB, Series B	2,217	52,640
EQT AB	3,045	85,368
Essity AB, Class B	6,063	183,187
Fastighets AB Balder, Class B(a)	914	44,046
Hennes & Mauritz AB, Class B(a)	7,872	186,489
Hexagon AB, Class B	2,764	231,515
Husqvarna AB, Class B	3,789	46,595
ICA Gruppen AB	899	42,905
Industrivarden AB, Class A(a)	795	28,392
Industrivarden AB, Class C(a)	1,835	60,926
Investment AB Latour, Class B	1,680	38,460

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investor AB, Class B	4,453	$331,214
Kinnevik AB, Class B	2,384	111,366
L E Lundbergforetagen AB, Class B(a)	614	30,714
Nibe Industrier AB, Class B	3,066	96,833
Sandvik AB(a)	11,069	298,728
Skandinaviska Enskilda Banken AB, Class A(a)	16,094	186,190
SKF AB, Class B	3,678	100,750
Svenska Cellulosa AB SCA, Class B(a)	5,888	101,812
Svenska Handelsbanken AB, Class A(a)	15,075	159,757
Tele2 AB, Class B	4,566	57,917
Telefonaktiebolaget LM Ericsson, Class B	28,826	361,693
Telia Co. AB	26,535	107,750
Volvo AB, Class B(a)	13,715	353,157

		4,318,949

Switzerland — 5.6%
ABB Ltd., Registered	17,977	518,678
Adecco Group AG, Registered	1,484	93,568
Alcon Inc.(a)	4,867	336,222
Baloise Holding AG, Registered	409	71,788
Banque Cantonale Vaudoise, Registered	345	36,356
Clariant AG, Registered	1,698	35,656
Coca-Cola HBC AG	1,956	61,202
Geberit AG, Registered	349	206,709
Givaudan SA, Registered	91	344,479
Julius Baer Group Ltd.	2,282	140,656
Kuehne + Nagel International AG, Registered	515	122,706
Logitech International SA, Registered	1,658	177,686
Lonza Group AG, Registered	740	469,029
Partners Group Holding AG	198	238,506
SGS SA, Registered	63	180,587
Sika AG, Registered	1,406	373,049
Sonova Holding AG, Registered(a)	544	139,891
Straumann Holding AG, Registered	106	128,680
Swiss Life Holding AG, Registered	302	150,883
Swiss Prime Site AG, Registered	687	64,579
Swiss Re AG	2,785	262,842
Swisscom AG, Registered	243	122,533
Temenos AG, Registered	666	90,303
Vifor Pharma AG	396	49,473
Zurich Insurance Group AG	1,468	602,410

		5,018,471

United Kingdom — 10.0%
3i Group PLC	11,160	172,723
Admiral Group PLC	1,876	80,993
Antofagasta PLC	3,770	93,953
Ashtead Group PLC	4,433	240,474
AstraZeneca PLC	12,866	1,249,264
Auto Trader Group PLC(b)	9,200	70,770
AVEVA Group PLC	1,172	55,630
Aviva PLC	39,242	198,554
Barratt Developments PLC(a)	10,065	93,494
Berkeley Group Holdings PLC	1,211	68,621
British Land Co. PLC (The)	8,527	58,368
BT Group PLC(a)	87,185	150,599
Bunzl PLC	3,268	102,208
Burberry Group PLC(a)	3,980	101,022
Coca-Cola European Partners PLC	2,025	103,174
Compass Group PLC(a)	17,551	357,029
Croda International PLC	1,358	117,107

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	13,498	$60,502
Ferguson PLC	2,194	258,646
Halma PLC	4,185	132,643
Hikma Pharmaceuticals PLC	1,670	52,207
Informa PLC(a)	14,648	112,800
InterContinental Hotels Group PLC(a)	1,691	118,257
Intertek Group PLC	1,618	121,160
J Sainsbury PLC	16,073	50,831
JD Sports Fashion PLC(a)	4,785	55,553
Kingfisher PLC(a)	20,291	75,291
Land Securities Group PLC	6,659	61,911
Legal & General Group PLC	58,001	210,270
Lloyds Banking Group PLC(a)	699,903	381,629
London Stock Exchange Group PLC	3,176	427,075
M&G PLC	25,943	66,702
Mondi PLC	4,692	113,125
Next PLC(a)	1,284	135,714
Ocado Group PLC(a)	4,784	147,147
Pearson PLC	7,399	77,688
Persimmon PLC	3,157	114,318
Phoenix Group Holdings PLC	5,280	52,412
Prudential PLC	25,588	503,885
RELX PLC	19,045	450,659
Rentokil Initial PLC(a)	18,292	119,354
RSA Insurance Group PLC	10,206	96,373
Sage Group PLC (The)	9,451	73,810
Schroders PLC	1,529	74,883
Segro PLC	11,727	149,166
Severn Trent PLC	2,391	73,209
Spirax-Sarco Engineering PLC	728	109,008
St. James’s Place PLC	6,600	108,330
Standard Life Aberdeen PLC	24,720	107,416
Taylor Wimpey PLC(a)	35,952	79,217
United Utilities Group PLC	7,105	85,349
Vodafone Group PLC	259,308	442,370
Whitbread PLC(a)	1,970	93,507
Wm Morrison Supermarkets PLC	22,621	54,034
WPP PLC	11,623	138,744

		8,899,178

Total Common Stocks — 99.4% (Cost: $82,343,904)		88,405,977

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,765	174,773
Sartorius AG, Preference Shares, NVS	362	186,919

		361,692

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	59,272	31,958

Total Preferred Stocks — 0.4% (Cost: $375,265)		393,650

Total Investments in Securities — 99.8% (Cost: $82,719,169)		88,799,627

Other Assets, Less Liabilities — 0.2%		150,216

Net Assets — 100.0%		$88,949,843

12	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$ 6	(b)	$—	$(6)	$—	$—	—	$122	(c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	6	03/11/21	$106	$(1,556)

Derivative Financial Instruments Categorized by Risk Exposure

As of February 28, 2021, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,556

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$21,290

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,229)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$118,320

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EAFE ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$88,405,977	$—	$—	$88,405,977
Preferred Stocks	393,650	—	—	393,650

	$88,799,627	$—	$—	$88,799,627

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,556)	$—	$—	$ (1,556)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.3%
Globant SA(a)	168	$36,073

Brazil — 3.2%
Atacadao SA	1,500	5,117
B2W Cia. Digital(a)	1,200	17,656
B3 SA - Brasil, Bolsa, Balcao	9,600	93,536
Banco Bradesco SA	5,700	21,059
Banco do Brasil SA	3,900	19,629
Banco Santander Brasil SA	2,100	14,089
Energisa SA	300	2,351
Klabin SA	3,300	17,450
Localiza Rent a Car SA	2,700	28,100
Lojas Renner SA	3,900	25,655
Natura & Co. Holding SA(a)	4,500	37,280
Notre Dame Intermedica Participacoes SA	2,400	37,345
Telefonica Brasil SA	2,100	16,580
TIM SA	2,700	6,201
TOTVS SA	2,400	13,514
WEG SA	3,900	54,619

		410,181

Chile — 0.3%
Banco de Credito e Inversiones SA	207	8,988
Banco Santander Chile	275,142	15,751
Cencosud Shopping SA	2,856	5,648
Falabella SA	3,549	14,718

		45,105

China — 29.3%
360 Security Technology Inc., Class A	2,000	4,969
3SBio Inc.(a)(b)	6,000	5,971
AAC Technologies Holdings Inc.	3,000	16,165
Agricultural Bank of China Ltd., Class A	13,200	6,641
Agricultural Bank of China Ltd., Class H	126,000	45,804
Air China Ltd., Class H	6,000	4,950
Alibaba Health Information Technology Ltd.(a)	18,000	60,330
A-Living Smart City Services Co. Ltd.(b)	2,250	9,427
Bank of Communications Co. Ltd., Class A	8,400	5,924
Bank of Communications Co. Ltd., Class H	36,000	20,327
Bank of Hangzhou Co. Ltd., Class A	2,100	5,192
Bank of Shanghai Co. Ltd., Class A	1,500	1,940
Baozun Inc., ADR(a)	270	12,401
Beijing Enterprises Water Group Ltd.	18,000	7,124
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	900	6,560
Beijing Shiji Information Technology Co. Ltd., Class A	300	1,626
BYD Co. Ltd., Class A	400	12,177
BYD Co. Ltd., Class H	3,000	76,263
CanSino Biologics Inc., Class H(a)(b)	300	14,270
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	300	1,760
China Bohai Bank Co. Ltd., Class H(a)(b)	12,000	6,621
China CITIC Bank Corp. Ltd., Class H	33,000	15,570
China Construction Bank Corp., Class A	1,200	1,344
China Construction Bank Corp., Class H	429,000	344,534
China Everbright Bank Co. Ltd., Class A	11,700	7,403
China Everbright Bank Co. Ltd., Class H	12,000	5,198
China Everbright Environment Group Ltd.	15,000	8,585
China Feihe Ltd.(b)	6,000	16,436
China Galaxy Securities Co. Ltd., Class A	1,500	2,493
China Galaxy Securities Co. Ltd., Class H	16,500	10,188

Security	Shares	Value

China (continued)
China International Capital Corp. Ltd., Class H(a)(b)	4,800	$11,076
China International Captial, NVS	900	8,028
China Jushi Co. Ltd., Class A	1,200	4,158
China Lesso Group Holdings Ltd.	6,000	11,091
China Medical System Holdings Ltd.	6,000	9,374
China Merchants Bank Co. Ltd., Class A	5,700	44,950
China Merchants Bank Co. Ltd., Class H	18,000	138,179
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,800	5,557
China Minsheng Banking Corp. Ltd., Class A	6,900	5,516
China Minsheng Banking Corp. Ltd., Class H	27,000	16,115
China Molybdenum Co. Ltd., Class A	3,300	3,412
China Molybdenum Co. Ltd., Class H	18,000	13,922
China National Medicines Corp. Ltd., Class A	300	1,759
China Vanke Co. Ltd., Class A	3,300	16,857
China Vanke Co. Ltd., Class H	7,500	31,809
China Zheshang Bank Co. Ltd., Class A	5,700	3,615
Contemporary Amperex Technology Co. Ltd., Class A	600	29,837
Country Garden Services Holdings Co. Ltd.	6,000	49,347
Eve Energy Co. Ltd., Class A	300	3,958
Everbright Securities Co. Ltd., Class A	44	105
Founder Securities Co. Ltd., Class A(a)	2,700	3,583
Geely Automobile Holdings Ltd.	27,000	87,710
Genscript Biotech Corp.(a)	6,000	10,349
GoerTek Inc., Class A	1,200	5,926
Greentown Service Group Co. Ltd.	6,000	6,095
Guangzhou Automobile Group Co. Ltd., Class H	12,000	11,138
Guolian Securities Co. Ltd., Class A(a)	900	2,068
Haitong Securities Co. Ltd., Class A	3,300	6,157
Haitong Securities Co. Ltd., Class H	12,000	10,968
Hangzhou Robam Appliances Co. Ltd., Class A	300	1,750
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	6,000	30,552
Huatai Securities Co. Ltd., Class A	3,300	8,744
Huatai Securities Co. Ltd., Class H(b)	6,000	8,926
Hundsun Technologies Inc., Class A	400	5,395
Hutchison China MediTech Ltd., ADR(a)	345	9,915
Industrial Bank Co. Ltd., Class A	5,700	21,710
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,000	13,340
Jafron Biomedical Co. Ltd., Class A	300	3,634
JD Health International Inc.(a)(b)	1,350	24,677
Jinxin Fertility Group Ltd.(b)	6,000	13,551
Joyoung Co. Ltd., Class A	300	1,386
Kingboard Laminates Holdings Ltd.	4,500	7,680
Kingdee International Software Group Co. Ltd.	12,000	43,082
Kingsoft Cloud Holdings Ltd., ADR(a)	279	16,428
Kingsoft Corp. Ltd.	3,000	21,038
Lee & Man Paper Manufacturing Ltd.	6,000	5,561
Lenovo Group Ltd.	30,000	37,938
Meituan, Class B(a)(b)	12,300	539,102
Microport Scientific Corp.	3,000	17,654
NetEase Inc., ADR	1,872	205,639
NIO Inc., ADR(a)	5,778	264,517
Orient Securities Co. Ltd., Class A	2,800	4,144
Ovctek China Inc., Class A	300	4,315
Pharmaron Beijing Co. Ltd., Class H(b)	900	15,384
Ping An Insurance Group Co. of China Ltd., Class A	2,700	35,493
Ping An Insurance Group Co. of China Ltd., Class H	27,000	331,698
Postal Savings Bank of China Co. Ltd., Class A	4,500	4,250
Postal Savings Bank of China Co. Ltd., Class H(b)	45,000	33,472
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	24,000	41,210

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	900	$6,395
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,500	7,077
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,200	7,699
Shanghai Pudong Development Bank Co. Ltd., Class A	6,300	10,247
Shenzhen Inovance Technology Co. Ltd., Class A	300	3,949
Shenzhen Investment Ltd.	12,000	4,316
Shenzhou International Group Holdings Ltd.	3,600	74,763
Sinotrans Ltd., Class A	3,600	2,511
Sungrow Power Supply Co. Ltd., Class A	300	4,004
Suning.com Co. Ltd., Class A	5,700	6,158
Sunny Optical Technology Group Co. Ltd.	3,300	82,528
TCL Technology Group Corp., Class A	5,200	6,604
Tongcheng-Elong Holdings Ltd.(a)	4,800	11,274
TravelSky Technology Ltd., Class H	3,000	7,572
Unisplendour Corp. Ltd., Class A	1,200	3,980
Vipshop Holdings Ltd., ADR(a)	2,013	75,125
Wangsu Science & Technology Co. Ltd., Class A	2,100	2,162
Weifu High-Technology Group Co. Ltd., Class A	900	3,197
WuXi AppTec Co. Ltd., Class A	800	17,739
WuXi AppTec Co. Ltd., Class H(b)	1,200	25,014
Wuxi Biologics Cayman Inc., New(a)(b)	15,000	185,727
Xiamen Intretech Inc., Class A	300	2,982
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	900	2,104
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,600	7,704
Xinyi Solar Holdings Ltd.	18,000	37,822
Yadea Group Holdings Ltd.(b)	6,000	13,056
Yum China Holdings Inc.	1,809	108,251
Yunnan Baiyao Group Co. Ltd., Class A	400	8,075
Zhengzhou Yutong Bus Co. Ltd., Class A	900	2,108
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	2,000	4,438
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	6,000	9,142

		3,806,760

Colombia — 0.3%
Bancolombia SA	1,347	11,696
Grupo de Inversiones Suramericana SA	1,143	7,482
Interconexion Electrica SA ESP	2,259	14,868

		34,046

Czech Republic — 0.2%
Komercni Banka AS(a)	414	13,016
Moneta Money Bank AS(a)(b)	2,541	9,309

		22,325

Egypt — 0.2%
Commercial International Bank Egypt SAE	5,991	23,796

Greece — 0.1%
Hellenic Telecommunications Organization SA	1,134	17,536

Hungary — 0.5%
OTP Bank Nyrt(a)	1,044	47,735
Richter Gedeon Nyrt	540	15,502

		63,237

India — 11.4%
Adani Green Energy Ltd.(a)	1,773	27,984
Asian Paints Ltd.	1,726	53,486
Axis Bank Ltd.(a)	10,092	99,540
Bajaj Auto Ltd.	303	15,663
Bajaj Finance Ltd.	1,223	87,623
Bandhan Bank Ltd.(a)(b)	3,102	14,574

Security	Shares	Value

India (continued)
Bharti Airtel Ltd.	10,950	$82,894
Biocon Ltd.(a)	1,845	9,797
Colgate-Palmolive India Ltd.	465	10,006
Dabur India Ltd.	2,199	15,055
Eicher Motors Ltd.	633	21,523
Havells India Ltd.	915	13,766
HCL Technologies Ltd.	5,035	62,313
HDFC Life Insurance Co. Ltd.(a)(b)	3,636	34,668
Hero MotoCorp Ltd.	540	23,691
Hindustan Unilever Ltd.	3,681	106,798
ICICI Lombard General Insurance Co. Ltd.(a)(b)	999	19,386
Info Edge India Ltd.	357	23,855
Infosys Ltd.	15,336	261,558
Kotak Mahindra Bank Ltd.(a)	2,463	59,672
Mahindra & Mahindra Ltd.	3,686	40,449
Marico Ltd.	2,103	11,377
Nestle India Ltd.	147	32,210
Piramal Enterprises Ltd.	465	11,575
Shriram Transport Finance Co. Ltd.	869	15,172
Siemens Ltd.	252	6,344
State Bank of India(a)	7,788	41,348
Tata Consultancy Services Ltd.	4,254	167,549
Tech Mahindra Ltd.	2,937	36,724
Titan Co. Ltd.	1,632	31,245
Trent Ltd.	804	8,848
Wipro Ltd.	5,328	29,749

		1,476,442

Indonesia — 2.4%
Bank Central Asia Tbk PT	43,800	103,194
Bank Mandiri Persero Tbk PT	84,900	36,667
Bank Negara Indonesia Persero Tbk PT	35,100	14,666
Bank Rakyat Indonesia Persero Tbk PT	249,300	82,458
Kalbe Farma Tbk PT	99,600	10,282
Telkom Indonesia Persero Tbk PT	220,500	54,041
Unilever Indonesia Tbk PT	30,900	15,190

		316,498

Kuwait — 1.3%
Gulf Bank KSCP	10,125	7,226
Kuwait Finance House KSCP	24,734	59,005
National Bank of Kuwait SAKP	38,655	105,371

		171,602

Malaysia — 2.2%
AMMB Holdings Bhd	8,800	6,870
Axiata Group Bhd	15,600	13,683
CIMB Group Holdings Bhd	30,300	32,415
DiGi.Com Bhd	13,500	12,341
Fraser & Neave Holdings Bhd	1,200	9,268
HAP Seng Consolidated Bhd	3,200	6,728
IHH Healthcare Bhd	10,800	13,555
Kuala Lumpur Kepong Bhd	2,400	13,935
Malayan Banking Bhd	19,200	38,092
Maxis Bhd	10,800	12,674
Nestle Malaysia Bhd	400	13,628
PPB Group Bhd	4,000	18,619
Public Bank Bhd	67,200	69,068
RHB Bank Bhd	8,400	11,248
Sime Darby Bhd	16,000	8,973
Supermax Corp. Bhd	40	48

16	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Telekom Malaysia Bhd	5,700	$8,647

		289,792

Mexico — 0.8%
Arca Continental SAB de CV	2,100	9,518
Coca-Cola Femsa SAB de CV	2,100	8,817
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	900	16,847
Grupo Financiero Banorte SAB de CV, Class O(a)	12,300	61,798
Kimberly-Clark de Mexico SAB de CV, Class A	6,600	10,558

		107,538

Pakistan — 0.0%
Habib Bank Ltd.	3,348	2,619
MCB Bank Ltd.	2,013	2,331

		4,950

Peru — 0.4%
Credicorp Ltd.	300	48,003

Philippines — 0.5%
Bank of the Philippine Islands	7,110	13,042
BDO Unibank Inc.	8,940	19,439
Globe Telecom Inc.	150	6,263
SM Prime Holdings Inc.	42,600	31,739

		70,483

Poland — 1.2%
Bank Polska Kasa Opieki SA(a)	948	17,256
Cyfrowy Polsat SA	1,182	9,076
KGHM Polska Miedz SA(a)	681	34,618
LPP SA(a)	6	12,605
Orange Polska SA(a)	4,377	7,421
Powszechna Kasa Oszczednosci Bank Polski SA(a)	4,302	34,810
Powszechny Zaklad Ubezpieczen SA(a)	3,207	25,201
Santander Bank Polska SA(a)	210	11,862

		152,849

Qatar — 0.9%
Commercial Bank PSQC (The)	8,061	9,343
Ooredoo QPSC	4,604	9,601
Qatar National Bank QPSC	20,256	94,626

		113,570

Russia — 0.8%
Mail.Ru Group Ltd., GDR(a)(c)	561	15,143
Moscow Exchange MICEX-RTS PJSC	5,460	12,669
Novolipetsk Steel PJSC	5,760	17,301
PhosAgro PJSC, GDR(c)	567	9,945
Polymetal International PLC	1,008	20,069
Polyus PJSC	150	28,264

		103,391

Saudi Arabia — 1.5%
Almarai Co. JSC	1,284	17,460
Bank AlBilad	1,936	17,009
Dr Sulaiman Al Habib Medical Services Group Co.	231	7,329
Samba Financial Group	4,659	41,925
Saudi Basic Industries Corp.	4,104	116,648

		200,371

South Africa — 7.4%
Absa Group Ltd.	3,276	26,245
Bid Corp. Ltd.	1,458	27,276
Bidvest Group Ltd. (The)	1,203	13,363
Capitec Bank Holdings Ltd.(a)	324	28,638
Clicks Group Ltd.	1,140	18,422

Security	Shares	Value

South Africa (continued)
FirstRand Ltd.	21,540	$71,562
Gold Fields Ltd.	3,999	33,209
Growthpoint Properties Ltd.	12,930	11,670
Kumba Iron Ore Ltd.	318	13,626
Mr. Price Group Ltd.	1,185	13,646
MTN Group Ltd.	7,635	36,642
MultiChoice Group	2,034	17,142
Naspers Ltd., Class N	1,953	453,618
Nedbank Group Ltd.	1,749	15,084
NEPI Rockcastle PLC	1,962	12,018
Remgro Ltd.	2,259	15,453
Sanlam Ltd.	7,824	31,397
Shoprite Holdings Ltd.	2,265	19,900
SPAR Group Ltd. (The)	876	11,010
Standard Bank Group Ltd.	5,844	51,316
Vodacom Group Ltd.	2,757	22,677
Woolworths Holdings Ltd.	4,272	13,011

		956,925

South Korea — 11.0%
Amorepacific Corp.	141	29,430
AMOREPACIFIC Group	120	6,910
CJ CheilJedang Corp.	39	14,111
CJ Corp.	84	6,931
Coway Co. Ltd.	213	12,266
DB Insurance Co. Ltd.	219	8,070
GS Engineering & Construction Corp.	303	9,803
Hana Financial Group Inc.	1,356	44,717
Hanon Systems	903	12,418
Hanwha Solutions Corp.(a)	70	2,807
Hyundai Marine & Fire Insurance Co. Ltd.	252	4,912
Kakao Corp.	261	113,367
LG Corp.	423	35,353
LG Display Co. Ltd.(a)	988	19,874
LG Electronics Inc.	477	62,199
LG Household & Health Care Ltd.	45	60,601
LG Innotek Co. Ltd.	64	11,336
Mirae Asset Daewoo Co. Ltd.	1,365	11,348
NAVER Corp.	552	184,246
NCSoft Corp.	75	62,483
Samsung Card Co. Ltd.	108	3,167
Samsung Electro-Mechanics Co. Ltd.	249	41,999
Samsung Fire & Marine Insurance Co. Ltd.	129	19,864
Samsung Life Insurance Co. Ltd.	321	21,429
Samsung SDI Co. Ltd.	249	149,378
Samsung SDS Co. Ltd.	156	27,007
Samsung Securities Co. Ltd.	288	9,369
Shinhan Financial Group Co. Ltd.(a)	1,932	56,662
SK Biopharmaceuticals Co. Ltd.(a)	84	8,822
SK Hynix Inc.	2,445	307,937
SK Telecom Co. Ltd.	162	35,688
Woori Financial Group Inc.(a)	2,307	19,672
Yuhan Corp.	225	12,416

		1,426,592

Taiwan — 17.6%
Accton Technology Corp.	3,000	28,274
Acer Inc.	16,000	15,424
Advantech Co. Ltd.	3,000	39,045
ASE Technology Holding Co. Ltd.	15,000	55,740
Asustek Computer Inc.	3,000	32,744

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
AU Optronics Corp.(a)	39,000	$26,464
Catcher Technology Co. Ltd.	4,000	27,574
Cathay Financial Holding Co. Ltd.	33,000	49,703
Chailease Holding Co. Ltd.	6,000	37,052
Cheng Shin Rubber Industry Co. Ltd.	12,000	18,591
China Development Financial Holding Corp.	72,000	24,041
China Life Insurance Co. Ltd.	10,000	8,150
China Steel Corp.	55,000	48,874
Chunghwa Telecom Co. Ltd.	18,000	70,766
Compal Electronics Inc.	18,000	14,347
CTBC Financial Holding Co. Ltd.	78,000	56,009
Delta Electronics Inc.	9,000	90,638
E.Sun Financial Holding Co. Ltd.	51,000	46,235
Evergreen Marine Corp. Taiwan Ltd.(a)	12,000	16,350
Far Eastern New Century Corp.	12,000	12,473
Far EasTone Telecommunications Co. Ltd.	6,000	13,313
First Financial Holding Co. Ltd.	45,000	33,686
Fubon Financial Holding Co. Ltd.	30,000	53,747
Hua Nan Financial Holdings Co. Ltd.	39,000	25,414
Innolux Corp.	40,000	24,414
Inventec Corp.	12,000	10,685
Lite-On Technology Corp.	9,000	19,194
MediaTek Inc.	6,000	193,017
Mega Financial Holding Co. Ltd.	48,000	50,322
Micro-Star International Co. Ltd.	4,000	21,398
President Chain Store Corp.	3,000	28,220
Quanta Computer Inc.	12,000	36,622
Shanghai Commercial & Savings Bank Ltd. (The)	15,000	21,488
SinoPac Financial Holdings Co. Ltd.	45,000	18,822
Taishin Financial Holding Co. Ltd.	45,000	20,923
Taiwan Business Bank	24,000	8,160
Taiwan Cooperative Financial Holding Co. Ltd.	42,000	30,084
Taiwan Mobile Co. Ltd.	8,000	27,890
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	652,724
Unimicron Technology Corp.	6,000	21,004
United Microelectronics Corp.	51,000	99,244
Vanguard International Semiconductor Corp.	4,000	16,659
Win Semiconductors Corp.	3,000	40,984
Yageo Corp.	3,000	63,872
Yuanta Financial Holding Co. Ltd.	48,000	36,622

		2,287,002

Thailand — 3.4%
Advanced Info Service PCL, NVDR	5,700	30,662
Airports of Thailand PCL, NVDR	20,100	41,813
Asset World Corp. PCL, NVDR	48,300	7,630
Bangkok Bank PCL, Foreign	3,200	12,689
Bangkok Dusit Medical Services PCL, NVDR	43,200	28,083
BTS Group Holdings PCL, NVDR	44,000	13,444
Bumrungrad Hospital PCL, NVDR	2,100	8,635
Central Pattana PCL, NVDR	10,500	18,088
CP ALL PCL, NVDR(a)	27,300	52,797
Delta Electronics Thailand PCL, NVDR	900	11,701
Energy Absolute PCL, NVDR	7,200	14,627
Home Product Center PCL, NVDR	34,800	15,044
Indorama Ventures PCL, NVDR	8,700	11,170
Intouch Holdings PCL, NVDR	10,800	19,571
Kasikornbank PCL, Foreign	5,100	23,456
Kasikornbank PCL, NVDR	2,700	12,418
Krungthai Card PCL, NVDR	3,900	8,050
Land & Houses PCL, NVDR	46,800	12,017

Security	Shares	Value

Thailand (continued)
Minor International PCL, NVDR(a)	15,900	$15,634
Siam Cement PCL (The), NVDR	3,600	42,827
Siam Commercial Bank PCL (The), NVDR	4,500	15,065
Thai Union Group PCL, NVDR	19,200	8,737
Total Access Communication PCL, NVDR	4,400	4,541
True Corp. PCL, NVDR	71,100	7,257

		435,956

Turkey — 0.2%
Turkcell Iletisim Hizmetleri AS	4,725	10,096
Turkiye Garanti Bankasi AS(a)	10,629	12,781
Turkiye Is Bankasi AS, Class C(a)	7,551	5,833

		28,710

United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	13,137	22,460
Abu Dhabi Islamic Bank PJSC	6,327	8,595
Dubai Islamic Bank PJSC	8,835	11,425
Emirates NBD Bank PJSC	11,616	35,419
Emirates Telecommunications Group Co. PJSC	7,311	39,609
First Abu Dhabi Bank PJSC	12,819	51,302

		168,810

Total Common Stocks — 98.7% (Cost: $10,947,614)		12,818,543

Preferred Stocks

Brazil — 1.7%
Banco Bradesco SA, Preference Shares, NVS	20,400	84,191
Itau Unibanco Holding SA, Preference Shares, NVS	21,600	99,026
Itausa SA, Preference Shares, NVS	19,500	34,815

		218,032

Chile — 0.3%
Embotelladora Andina SA, Class B, Preference Shares	987	2,671
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	537	28,812

		31,483

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,025	17,360

South Korea — 0.0%
LG Household & Health Care Ltd., Preference Shares, NVS	3	1,882

Total Preferred Stocks — 2.1% (Cost: $234,234)		268,757

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(d)(e)	80,951	81,000

Total Short-Term Investments — 0.6% (Cost: $81,000)		81,000

Total Investments in Securities — 101.4% (Cost: $11,262,848)		13,168,300

Other Assets, Less Liabilities — (1.4)%		(183,484)

Net Assets — 100.0%		$12,984,816

18	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI EM ETF

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/06/20(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$81,000	(b)	$—	$—	$—	$81,000	80,951	$255	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(d)	—	0	(b)	—	—	—	—	—	10		—

					$—	$—	$81,000		$265		$—

(a)	The Fund commenced operations on October 6, 2020.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	As of period end, the entity is no longer held.

Derivative Financial Instruments Categorized by Risk Exposure

For the period ended February 28, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(6,130)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$12,382,587	$435,956	$—	$12,818,543
Preferred Stocks	268,757	—	—	268,757
Money Market Funds	81,000	—	—	81,000

	$12,732,344	$435,956	$—	$13,168,300

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) February 28, 2021	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Howmet Aerospace Inc.	3,549	$99,762
Teledyne Technologies Inc.(a)	335	124,285

		224,047

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	1,249	113,472
Expeditors International of Washington Inc.	1,554	142,719
United Parcel Service Inc., Class B	6,505	1,026,684

		1,282,875

Auto Components — 0.4%
Aptiv PLC	2,455	367,857
Autoliv Inc.	768	69,120
BorgWarner Inc.	2,222	99,990

		536,967

Automobiles — 3.6%
Tesla Inc.(a)	6,897	4,658,924

Banks — 2.0%
Citizens Financial Group Inc.	3,883	168,678
First Republic Bank/CA	1,586	261,293
Huntington Bancshares Inc./OH	9,252	141,926
KeyCorp	8,881	178,863
PNC Financial Services Group Inc. (The)	3,853	648,691
Regions Financial Corp.	8,735	180,203
SVB Financial Group(a)	469	237,014
Truist Financial Corp.	12,261	698,387

		2,515,055

Beverages — 2.8%
Coca-Cola Co. (The)	37,132	1,819,097
Keurig Dr Pepper Inc.	5,120	156,262
PepsiCo Inc.	12,569	1,623,789

		3,599,148

Biotechnology — 2.1%
Amgen Inc.	5,295	1,190,951
Biogen Inc.(a)	1,399	381,759
BioMarin Pharmaceutical Inc.(a)	1,650	127,760
Regeneron Pharmaceuticals Inc.(a)	952	428,943
Vertex Pharmaceuticals Inc.(a)	2,364	502,468

		2,631,881

Building Products — 0.9%
A O Smith Corp.	1,254	74,450
Allegion PLC	836	90,940
Carrier Global Corp.	7,488	273,537
Fortune Brands Home & Security Inc.	1,280	106,419
Lennox International Inc.	316	88,407
Masco Corp.	2,379	126,611
Owens Corning	1,000	81,020
Trane Technologies PLC	2,183	334,523

		1,175,907

Capital Markets — 4.8%
Ameriprise Financial Inc.	1,072	237,169
Bank of New York Mellon Corp. (The)	7,252	305,744
BlackRock Inc.(b)	1,387	963,272
Carlyle Group Inc. (The)	1,292	44,251
Charles Schwab Corp. (The)	13,912	858,649
CME Group Inc.	3,264	651,821
FactSet Research Systems Inc.	345	104,849
Franklin Resources Inc.	2,754	72,072

Security	Shares	Value

Capital Markets (continued)
Intercontinental Exchange Inc.	5,034	$555,300
Invesco Ltd.	3,619	81,138
MarketAxess Holdings Inc.	345	191,799
Moody’s Corp.	1,537	422,506
Nasdaq Inc.	1,044	144,375
Northern Trust Corp.	1,797	170,949
S&P Global Inc.	2,188	720,640
State Street Corp.	3,209	233,519
T Rowe Price Group Inc.	2,058	333,684

		6,091,737

Chemicals — 2.2%
Air Products & Chemicals Inc.	2,010	513,796
Albemarle Corp.	1,045	164,284
Axalta Coating Systems Ltd.(a)	1,961	53,614
DuPont de Nemours Inc.	4,877	342,951
International Flavors & Fragrances Inc.	2,035	275,763
Linde PLC	4,772	1,165,656
PPG Industries Inc.	2,147	289,459

		2,805,523

Commercial Services & Supplies — 1.0%
Cintas Corp.	809	262,391
Copart Inc.(a)	1,933	211,006
Republic Services Inc.	2,029	180,764
Waste Connections Inc.	2,389	233,382
Waste Management Inc.	3,844	426,261

		1,313,804

Communications Equipment — 1.8%
Arista Networks Inc.(a)	515	144,117
Cisco Systems Inc.	38,432	1,724,444
F5 Networks Inc.(a)	568	107,909
Juniper Networks Inc.	2,998	69,793
Motorola Solutions Inc.	1,541	270,415

		2,316,678

Construction Materials — 0.1%
Martin Marietta Materials Inc.	566	190,668

Consumer Finance — 0.8%
Ally Financial Inc.	3,399	141,059
American Express Co.	6,223	841,723

		982,782

Containers & Packaging — 0.5%
Ball Corp.	2,975	254,035
International Paper Co.	3,396	168,612
Packaging Corp. of America	861	113,669
Sealed Air Corp.	1,443	60,462

		596,778

Distributors — 0.3%
Genuine Parts Co.	1,312	138,219
LKQ Corp.(a)	2,628	103,517
Pool Corp.	364	121,856

		363,592

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	3,639	107,605
Voya Financial Inc.	1,169	70,468

		178,073

Diversified Telecommunication Services —1.6%
Verizon Communications Inc.	37,637	2,081,326

20	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 1.4%
Eaton Corp. PLC	3,625	$471,939
Emerson Electric Co.	5,437	467,038
Generac Holdings Inc.(a)	571	188,179
Plug Power Inc.(a)	4,257	205,953
Rockwell Automation Inc.	1,056	256,904
Sensata Technologies Holding PLC(a)	1,458	83,529
Sunrun Inc.(a)	1,090	68,212

		1,741,754

Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	2,721	341,975
Cognex Corp.	1,604	132,474
Corning Inc.	6,947	265,653
Keysight Technologies Inc.(a)	1,685	238,461
TE Connectivity Ltd.	3,007	391,000
Trimble Inc.(a)	2,275	168,669
Zebra Technologies Corp., Class A(a)	485	242,224

		1,780,456

Entertainment — 0.8%
Activision Blizzard Inc.	7,028	671,947
Electronic Arts Inc.	2,636	353,145

		1,025,092

Equity Real Estate Investment Trusts (REITs) — 3.8%
Alexandria Real Estate Equities Inc.	1,168	186,518
American Tower Corp.	4,039	872,949
Boston Properties Inc.	1,343	133,132
Camden Property Trust	886	92,277
Crown Castle International Corp.	3,923	611,007
Duke Realty Corp.	3,382	132,744
Equinix Inc.	810	525,155
Equity Residential	3,385	221,413
Healthpeak Properties Inc.	4,896	142,425
Host Hotels & Resorts Inc.	6,415	106,425
Iron Mountain Inc.	2,620	91,150
Prologis Inc.	6,723	666,048
Regency Centers Corp.	1,572	86,114
SBA Communications Corp.	1,009	257,426
UDR Inc.	2,677	110,212
Ventas Inc.	3,406	180,177
VICI Properties Inc.	4,881	139,108
Welltower Inc.	3,795	257,680

		4,811,960

Food & Staples Retailing — 0.2%
Walgreens Boots Alliance Inc.	6,693	320,796

Food Products — 0.9%
Campbell Soup Co.	1,648	74,951
Conagra Brands Inc.	4,442	150,717
General Mills Inc.	5,559	305,801
Hormel Foods Corp.	2,698	125,106
JM Smucker Co. (The)	1,036	116,032
Kellogg Co.	2,344	135,272
Lamb Weston Holdings Inc.	1,345	107,291
McCormick & Co. Inc./MD, NVS	2,261	190,557

		1,205,727

Health Care Equipment & Supplies — 2.5%
ABIOMED Inc.(a)	411	133,390
Align Technology Inc.(a)	680	385,635
Baxter International Inc.	4,646	360,948
Cooper Companies Inc. (The)	485	187,273

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	1,986	$105,397
DexCom Inc.(a)	872	346,864
Hologic Inc.(a)	2,337	168,474
IDEXX Laboratories Inc.(a)	774	402,612
Insulet Corp.(a)	599	155,201
Novocure Ltd.(a)	794	118,385
ResMed Inc.	1,317	253,891
STERIS PLC	775	135,470
Teleflex Inc.	423	168,405
Varian Medical Systems Inc.(a)	830	145,474
West Pharmaceutical Services Inc.	672	188,597

		3,256,016

Health Care Providers & Services — 1.3%
Centene Corp.(a)	5,272	308,623
DaVita Inc.(a)	711	72,614
HCA Healthcare Inc.	2,461	423,366
Henry Schein Inc.(a)	1,323	81,827
Humana Inc.	1,204	457,099
Laboratory Corp. of America Holdings(a)	886	212,560
Quest Diagnostics Inc.	1,225	141,598

		1,697,687

Health Care Technology — 0.3%
Cerner Corp.	2,787	192,693
Teladoc Health Inc.(a)	1,057	233,692

		426,385

Hotels, Restaurants & Leisure — 1.5%
Aramark	2,070	76,839
Darden Restaurants Inc.	1,183	162,461
Domino’s Pizza Inc.	357	123,704
Hilton Worldwide Holdings Inc.	2,522	311,921
Starbucks Corp.	10,674	1,153,112
Vail Resorts Inc.	370	114,397

		1,942,434

Household Durables — 0.5%
Garmin Ltd.	1,304	161,722
Mohawk Industries Inc.(a)	549	96,069
Newell Brands Inc.	3,734	86,517
NVR Inc.(a)	31	139,526
PulteGroup Inc.	2,437	109,933

		593,767

Household Products — 1.0%
Church & Dwight Co. Inc.	2,259	177,896
Clorox Co. (The)	1,146	207,483
Colgate-Palmolive Co.	7,405	556,856
Kimberly-Clark Corp.	3,092	396,797

		1,339,032

Industrial Conglomerates — 0.3%
Roper Technologies Inc.	952	359,494

Insurance — 3.0%
Aflac Inc.	6,068	290,597
Allstate Corp. (The)	2,764	294,642
Arch Capital Group Ltd.(a)	3,693	132,283
Arthur J Gallagher & Co.	1,748	209,410
Assurant Inc.	524	64,567
Chubb Ltd.	4,105	667,391
Lincoln National Corp.	1,756	99,864
Marsh & McLennan Companies Inc.	4,612	531,395
Principal Financial Group Inc.	2,498	141,337

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Progressive Corp. (The)	5,325	$457,684
Prudential Financial Inc.	3,602	312,366
Reinsurance Group of America Inc.	628	76,760
Travelers Companies Inc. (The)	2,302	334,941
Willis Towers Watson PLC	1,171	258,369

		3,871,606

Interactive Media & Services — 8.6%
Alphabet Inc., Class A(a)	2,734	5,527,902
Alphabet Inc., Class C, NVS(a)	2,699	5,497,485

		11,025,387

Internet & Direct Marketing Retail — 1.8%
Booking Holdings Inc.(a)	371	863,877
eBay Inc.	6,269	353,697
Etsy Inc.(a)	1,104	243,178
MercadoLibre Inc.(a)	407	666,711
Wayfair Inc., Class A(a)	601	173,677

		2,301,140

IT Services — 10.9%
Akamai Technologies Inc.(a)	1,480	139,860
Automatic Data Processing Inc.	3,899	678,504
Broadridge Financial Solutions Inc.	1,051	149,757
Cognizant Technology Solutions Corp., Class A	4,861	357,186
Fidelity National Information Services Inc.	5,643	778,734
Fiserv Inc.(a)	5,182	597,847
Gartner Inc.(a)	812	145,381
GoDaddy Inc., Class A(a)	1,545	125,330
Jack Henry & Associates Inc.	693	102,869
Mastercard Inc., Class A	8,091	2,863,000
Okta Inc.(a)	1,090	284,981
Paychex Inc.	2,941	267,837
PayPal Holdings Inc.(a)	10,123	2,630,462
Square Inc., Class A(a)	3,443	791,993
Twilio Inc., Class A(a)	1,274	500,529
VeriSign Inc.(a)	933	181,030
Visa Inc., Class A	15,392	3,269,107
Western Union Co. (The)	3,810	88,468

		13,952,875

Leisure Products — 0.1%
Hasbro Inc.	1,182	110,765

Life Sciences Tools & Services — 2.8%
Agilent Technologies Inc.	2,804	342,284
Avantor Inc.(a)	4,734	131,937
Illumina Inc.(a)	1,327	583,097
IQVIA Holdings Inc.(a)	1,742	335,840
Mettler-Toledo International Inc.(a)	215	239,951
PerkinElmer Inc.	1,017	128,234
PPD Inc.(a)	1,111	38,952
Thermo Fisher Scientific Inc.	3,605	1,622,538
Waters Corp.(a)	564	154,468

		3,577,301

Machinery — 4.0%
Caterpillar Inc.	4,940	1,066,447
Cummins Inc.	1,345	340,554
Deere & Co.	2,706	944,719
Dover Corp.	1,310	161,471
Fortive Corp.	2,759	181,597
IDEX Corp.	687	134,082
Illinois Tool Works Inc.	2,877	581,672

Security	Shares	Value

Machinery (continued)
Ingersoll Rand Inc.(a)	3,228	$149,586
Nordson Corp.	507	97,552
Otis Worldwide Corp.	3,742	238,403
PACCAR Inc.	3,150	286,618
Parker-Hannifin Corp.	1,170	335,743
Pentair PLC	1,537	85,964
Snap-on Inc.	467	94,852
Stanley Black & Decker Inc.	1,457	254,742
Xylem Inc./NY	1,638	163,079

		5,117,081

Media — 0.4%
Cable One Inc.	43	82,339
Discovery Inc., Class A(a)(c)	1,484	78,696
Discovery Inc., Class C, NVS(a)	2,801	126,045
Omnicom Group Inc.	1,954	134,298
Sirius XM Holdings Inc.(c)	9,661	56,517

		477,895

Metals & Mining — 0.4%
Newmont Corp.	7,306	397,300
Steel Dynamics Inc.	1,949	81,040

		478,340

Multiline Retail — 0.6%
Target Corp.	4,553	835,202

Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	2,059	588,586

Pharmaceuticals — 1.0%
Catalent Inc.(a)	1,497	170,224
Elanco Animal Health Inc.(a)	3,862	126,905
Horizon Therapeutics PLC(a)	2,007	182,456
Jazz Pharmaceuticals PLC(a)	513	86,205
Zoetis Inc.	4,323	671,103

		1,236,893

Professional Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,253	96,657
IHS Markit Ltd.	3,442	310,331
Robert Half International Inc.	1,035	80,513
TransUnion	1,730	145,683
Verisk Analytics Inc.	1,404	230,045

		863,229

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	3,051	231,174

Road & Rail — 1.8%
AMERCO	91	52,299
CSX Corp.	6,954	636,639
Kansas City Southern	850	180,489
Old Dominion Freight Line Inc.	852	182,984
Union Pacific Corp.	6,128	1,262,123

		2,314,534

Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices Inc.(a)	10,889	920,229
Analog Devices Inc.	3,361	523,711
Applied Materials Inc.	8,305	981,568
Lam Research Corp.	1,309	742,452
Marvell Technology Group Ltd.	6,095	294,267
Maxim Integrated Products Inc.	2,430	226,403
Micron Technology Inc.(a)	10,124	926,650

22	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	5,629	$3,087,957
ON Semiconductor Corp.(a)	3,739	150,569
Qorvo Inc.(a)	1,035	180,846
Skyworks Solutions Inc.	1,509	268,330
Texas Instruments Inc.	8,348	1,438,110
Xilinx Inc.	2,228	290,308

		10,031,400

Software — 8.2%
Adobe Inc.(a)	4,362	2,005,080
ANSYS Inc.(a)	780	265,972
Autodesk Inc.(a)	1,993	550,068
Cadence Design Systems Inc.(a)	2,536	357,804
Citrix Systems Inc.	1,063	141,996
Cloudflare Inc., Class A(a)	1,807	133,664
Coupa Software Inc.(a)(c)	620	214,681
Datadog Inc., Class A(a)	1,608	153,419
DocuSign Inc.(a)	1,600	362,656
Dropbox Inc., Class A(a)	2,924	65,922
Fair Isaac Corp.(a)	264	120,793
Fortinet Inc.(a)	1,254	211,738
Guidewire Software Inc.(a)	770	85,462
HubSpot Inc.(a)	395	203,425
Intuit Inc.	2,388	931,654
NortonLifeLock Inc.	5,112	99,735
Paycom Software Inc.(a)	451	168,782
PTC Inc.(a)	1,007	137,899
RingCentral Inc., Class A(a)	687	259,796
salesforce.com Inc.(a)	8,276	1,791,754
ServiceNow Inc.(a)	1,777	947,958
Slack Technologies Inc., Class A(a)	4,174	170,842
Splunk Inc.(a)	1,458	208,509
Tyler Technologies Inc.(a)	366	169,612
VMware Inc., Class A(a)(c)	776	107,251
Workday Inc., Class A(a)	1,640	402,095
Zendesk Inc.(a)	1,070	156,370
Zscaler Inc.(a)	665	136,345

		10,561,282

Specialty Retail — 3.2%
Advance Auto Parts Inc.	616	98,776
Best Buy Co. Inc.	2,118	212,541
Burlington Stores Inc.(a)	601	155,551
CarMax Inc.(a)	1,491	178,189
Home Depot Inc. (The)	9,791	2,529,407
TJX Companies Inc. (The)	10,905	719,621
Tractor Supply Co.	1,059	168,339

		4,062,424

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 0.8%
Dell Technologies Inc., Class C(a)	2,242	$181,759
Hewlett Packard Enterprise Co.	11,700	170,352
HP Inc.	12,492	361,893
NetApp Inc.	2,019	126,389
Seagate Technology PLC	2,103	154,003

		994,396

Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica Inc.(a)	1,126	350,952

Trading Companies & Distributors — 0.5%
Fastenal Co.	5,221	242,098
United Rentals Inc.(a)	656	195,081
WW Grainger Inc.	415	154,675

		591,854

Water Utilities — 0.2%
American Water Works Co. Inc.	1,648	233,818

Total Common Stocks — 99.9% (Cost: $120,563,482)		127,854,499

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.12%(b)(d)(e)	171,761	171,864
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	110,000	110,000

		281,864

Total Short-Term Investments — 0.2% (Cost: $281,864)		281,864

Total Investments in Securities — 100.1% (Cost: $120,845,346)		128,136,363

Other Assets, Less Liabilities — (0.1)%		(86,831)

Net Assets — 100.0%		$128,049,532

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) February 28, 2021	iShares® ESG Advanced MSCI USA ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/21	Shares Held at 02/28/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,183	$161,708	(a)	$—	$(27)	$—	$171,864	171,761	$1,303	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	110,000	(a)	—	—	—	110,000	110,000	3		—
BlackRock Inc.	36,840	920,246		(35,114)	962	40,338	963,272	1,387	3,071		—

					$935	$40,338	$1,245,136		$4,377		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of February 28, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$127,854,499	$—	$—	$127,854,499
Money Market Funds	281,864	—	—	281,864

	$128,136,363	$—	$—	$128,136,363

See notes to financial statements.

24	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

February 28, 2021

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF	iShares ESG Advanced MSCI USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$88,799,627	$13,087,300	$126,891,227
Affiliated(c)	—	81,000	1,245,136
Cash	3,389	373,608	5,058
Foreign currency, at value(d)	330,234	717,308	—
Cash pledged:
Futures contracts	19,000	—	—
Receivables:
Investments sold	3,893,314	2,605,980	3,053,269
Securities lending income — Affiliated	—	91	1,157
Variation margin on futures contracts	—	11,397	—
Capital shares sold	854,322	—	66,549
Dividends	52,873	19,465	92,718
Tax reclaims	5,382	—	—

Total assets	93,958,141	16,896,149	131,355,114

LIABILITIES
Collateral on securities loaned, at value	—	81,000	171,892
Deferred foreign capital gain tax	—	33,899	—
Payables:
Investments purchased	4,828,234	1,543,528	3,075,669
Variation margin on futures contracts	6,379	—	—
Bank borrowings	—	95,009	—
Capital shares redeemed	165,496	2,156,164	49,219
Investment advisory fees	8,189	1,733	8,802

Total liabilities	5,008,298	3,911,333	3,305,582

NET ASSETS	$88,949,843	$12,984,816	$128,049,532

NET ASSETS CONSIST OF:
Paid-in capital	$80,997,625	$10,765,641	$120,192,566
Accumulated earnings	7,952,218	2,219,175	7,856,966

NET ASSETS	$88,949,843	$12,984,816	$128,049,532

Shares outstanding	1,400,000	300,000	4,000,000

Net asset value	$63.54	$43.28	$32.01

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$—	$167,412
(b) Investments, at cost — Unaffiliated	$82,719,169	$11,181,848	$119,643,263
(c) Investments, at cost — Affiliated	$—	$81,000	$1,202,083
(d) Foreign currency, at cost	$330,322	$717,205	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Operations (unaudited)

Six Months Ended February 28, 2021

	iShares ESG Advanced MSCI EAFE ETF	iShares ESG Advanced MSCI EM ETF (a)	iShares ESG Advanced MSCI USA ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$243,718	$52,915	$ 401,019
Dividends — Affiliated	—	10	3,074
Securities lending income — Affiliated — net	122	255	1,303
Foreign taxes withheld	(29,597)	(8,599)	—

Total investment income	214,243	44,581	405,396

EXPENSES
Investment advisory fees	30,992	7,909	31,002
Commitment fees	—	203	—
Interest expense	—	43	—

Total expenses	30,992	8,155	31,002

Net investment income	183,251	36,426	374,394

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(565,665)	(56,743)	(320,997)
Investments — Affiliated	(6)	—	(999)
In-kind redemptions — Unaffiliated	2,416,346	433,362	714,825
In-kind redemptions — Affiliated	—	—	1,934
Futures contracts	21,290	(6,130)	—
Foreign currency transactions	5,625	(18,925)	—

Net realized gain	1,877,590	351,564	394,763

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	5,208,477	1,871,553	6,559,271
Investments — Affiliated	—	—	40,338
Futures contracts	(2,229)	—	—
Foreign currency translations	(1,708)	11,641	—

Net change in unrealized appreciation (depreciation)	5,204,540	1,883,194	6,599,609

Net realized and unrealized gain	7,082,130	2,234,758	6,994,372

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,265,381	$2,271,184	$7,368,766

(a) For the period from October 6, 2020 (commencement of operations) to February 28, 2021.
(b) Net of deferred foreign capital gain tax of	$—	$(33,899)	$—

See notes to financial statements.

26	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Advanced MSCI EAFE ETF				iShares ESG Advanced MSCI EM ETF
	Six Months Ended 02/28/21 (unaudited	)	Period From 06/16/20 to 08/31/20	(a)	Period From 10/06/20 to 02/28/21 (unaudited	(a) )

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$183,251		$36,320		$36,426
Net realized gain (loss)	1,877,590		(25,528)		351,564
Net change in unrealized appreciation (depreciation)	5,204,540		873,204		1,883,194

Net increase in net assets resulting from operations	7,265,381		883,996		2,271,184

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(197,159)		—		(52,009)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	70,723,939		10,273,686		10,765,641

NET ASSETS
Total increase in net assets	77,792,161		11,157,682		12,984,816
Beginning of period	11,157,682		—		—

End of period	$88,949,843		$11,157,682		$12,984,816

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Changes in Net Assets (continued)

	iShares ESG Advanced MSCI USA ETF
	Six Months Ended 02/28/21 (unaudited	)	Period From 06/16/20 to 08/31/20	(a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$374,394		$12,921
Net realized gain	394,763		17,694
Net change in unrealized appreciation (depreciation)	6,599,609		691,408

Net increase in net assets resulting from operations	7,368,766		722,023

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(233,823)		—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	115,107,046		5,085,520

NET ASSETS
Total increase in net assets	122,241,989		5,807,543
Beginning of period	5,807,543		—

End of period	$128,049,532		$5,807,543

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

28	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI EAFE ETF
	Six Months Ended 02/28/21 (unaudited)		Period From 06/16/20 to 08/31/20	(a)

Net asset value, beginning of period	$55.79		$51.37

Net investment income(b)	0.22		0.18
Net realized and unrealized gain(c)	7.73		4.24

Net increase from investment operations	7.95		4.42

Distributions(d)
From net investment income	(0.20)		—

Total distributions	(0.20)		—

Net asset value, end of period	$63.54		$55.79

Total Return
Based on net asset value	14.28	%(e)	8.60	%(e)

Ratios to Average Net Assets
Total expenses	0.12	%(f)	0.12	%(f)

Net investment income	0.71	%(f)	1.64	%(f)

Supplemental Data
Net assets, end of period (000)	$88,950		$11,158

Portfolio turnover rate(g)	15	%(e)	6	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout the period)

	iShares ESG Advanced MSCI EM ETF
	Period From 10/06/20 to 02/28/21 (unaudited)	(a)

Net asset value, beginning of period	$35.39

Net investment income(b)	0.12
Net realized and unrealized gain(c)	7.94

Net increase from investment operations	8.06

Distributions
From net investment income	(0.17)

Total distributions	(0.17)

Net asset value, end of period	$43.28

Total Return
Based on net asset value	22.87	%(d)

Ratios to Average Net Assets
Total expenses	0.16	%(e)

Net investment income	0.74	%(e)

Supplemental Data
Net assets, end of period (000)	$12,985

Portfolio turnover rate(f)	33	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Advanced MSCI USA ETF
	Six Months Ended 02/28/21 (unaudited)		Period From 06/16/20 to 08/31/20	(a)

Net asset value, beginning of period	$29.04		$25.43

Net investment income(b)	0.19		0.06
Net realized and unrealized gain(c)	2.96		3.55

Net increase from investment operations	3.15		3.61

Distributions(d)
From net investment income	(0.17)		—
From net realized gain	(0.01)		—

Total distributions	(0.18)		—

Net asset value, end of period	$32.01		$29.04

Total Return
Based on net asset value	10.93	%(e)	14.20	%(e)

Ratios to Average Net Assets
Total expenses	0.10	%(f)	0.10	%(f)

Net investment income	1.21	%(f)	1.16	%(f)

Supplemental Data
Net assets, end of period (000)	$128,050		$5,808

Portfolio turnover rate(g)	12	%(e)	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Advanced MSCI EAFE	Non-diversified
ESG Advanced MSCI EM(a)	Non-diversified
ESG Advanced MSCI USA	Non-diversified

(a)	The Fund commenced operations on October 6, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2021, if any, are disclosed in the statement of assets and liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The statement of operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

32	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s schedule of investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of February 28, 2021:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

ESG Advanced MSCI EM(b)
Virtu Americas, LLC	$—	$—	$—	$—

ESG Advanced MSCI USA
Barclays Bank PLC	$85,690	$85,690	$—	$—
BNP Paribas Securities Corp.	9,439	9,343	—	(96	)(c)
Morgan Stanley & Co. LLC	2,685	2,685	—	—
UBS AG	69,598	68,952	—	(646	)(c)

	$167,412	$166,670	$—	$(742)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)	Securities loaned with a value of $78,900 have been sold and are pending settlement as of February 28, 2021.
(c)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

34	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
ESG Advanced MSCI EAFE	0.12%
ESG Advanced MSCI EM	0.16
ESG Advanced MSCI USA	0.10

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares ESG Advanced MSCI USA ETF (the “Group 1 Fund”), retains 77% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI EM ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2021, the Group 1 Fund retained 75% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended February 28, 2021, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
ESG Advanced MSCI EAFE	$28
ESG Advanced MSCI EM	60
ESG Advanced MSCI USA	416

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended February 28, 2021, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Advanced MSCI EAFE	$3,264,718	$3,901,372	$(345,976)
ESG Advanced MSCI USA	3,698,037	5,292,865	(166,283)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended February 28, 2021, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
ESG Advanced MSCI EAFE	$16,192,656	$7,666,698
ESG Advanced MSCI EM	14,093,474	3,939,745
ESG Advanced MSCI USA	9,734,712	7,673,797

For the six months ended February 28, 2021, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced MSCI EAFE	$73,605,529	$11,527,469
ESG Advanced MSCI EM	2,824,180	2,173,662
ESG Advanced MSCI USA	124,774,226	11,776,036

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2021 and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of August 31, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
ESG Advanced MSCI EAFE	$30,583

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

36	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of February 28, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced MSCI EAFE	$82,736,800	$7,118,040	$(1,056,769)	$6,061,271
ESG Advanced MSCI EM	11,262,848	1,962,577	(57,125)	1,905,452
ESG Advanced MSCI USA	120,845,712	9,557,125	(2,266,474)	7,290,651

9.	LINE OF CREDIT

The iShares ESG Advanced MSCI EM ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

For the six months ended February 28, 2021, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
ESG Advanced MSCI EM	$151,000	$7,414	1.14%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI EAFE
Shares sold	1,400,000	$83,117,981	200,000	$10,273,686
Shares redeemed	(200,000)	(12,394,042)	—	—

Net increase	1,200,000	$70,723,939	200,000	$10,273,686

	Period Ended 02/28/21

iShares ETF	Shares	Amount

ESG Advanced MSCI EM
Shares sold	400,000	$15,095,468
Shares redeemed	(100,000)	(4,329,827)

Net increase	300,000	$10,765,641

	Six Months Ended 02/28/21		Year Ended 08/31/20

iShares ETF	Shares	Amount	Shares	Amount

ESG Advanced MSCI USA
Shares sold	4,200,000	$127,049,285	200,000	$5,085,520
Shares redeemed	(400,000)	(11,942,239)	—	—

Net increase	3,800,000	$115,107,046	200,000	$5,085,520

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Board Review and Approval of Investment Advisory Contract

iShares ESG Advanced MSCI EM ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

40	2 0 2 1 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Advanced MSCI EAFE ETF and iShares ESG Advanced MSCI USA ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 2, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and closures in certain countries and the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a Fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following enhancements to the Program: (1) certain single country emerging market ETFs were added to a $300 million credit agreement with State Street Bank and Trust Company; and (2) certain updates were made to the RATS and HLIM calculation methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

February 28, 2021

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
ESG Advanced MSCI EAFE(a)	$0.174992	$—	$0.022167	$0.197159	89%	—%	11%	100%
ESG Advanced MSCI EM(a)	0.032547	—	0.140816	0.173363	19	—	81	100
ESG Advanced MSCI USA(a)	0.150191	0.007686	0.022731	0.180608	83	4	13	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	43

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at ishares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2021 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-820-0221

(b) Not Applicable

Item 2 –	Code of Ethics.

Not applicable to this semi-annual report.

Item 3 –	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4 –	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5 –	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6 –	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10 –	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11 –	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13 –	Exhibits.

(a)(1) – Not applicable to this semi-annual report.

(a)(2) – Section 302 Certifications are attached.

(a)(3) – Not applicable.

(a)(4) – Not applicable.

(b) – Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: May 06, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: May 06, 2021